                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
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                          MFS VARIABLE INSURANCE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: December 31, 2004
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ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) CAPITAL OPPORTUNITIES SERIES

A path for pursuing opportunity

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) CAPITAL OPPORTUNITIES SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
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LETTER FROM THE CEO                                1
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PORTFOLIO COMPOSITION                              4
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MANAGEMENT REVIEW                                  5
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PERFORMANCE SUMMARY                                7
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EXPENSE TABLE                                      9
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PORTFOLIO OF INVESTMENTS                          10
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FINANCIAL STATEMENTS                              15
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NOTES TO FINANCIAL STATEMENTS                     20
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            26
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TRUSTEES AND OFFICERS                             27
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PROXY VOTING POLICIES AND INFORMATION             30
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QUARTERLY PORTFOLIO DISCLOSURE                    30
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FEDERAL TAX INFORMATION                           30
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CONTACT INFORMATION                       BACK COVER

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
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NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
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LETTER FROM THE CEO
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Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
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PORTFOLIO STRUCTURE

Stocks                         98.6%
Cash & Other Net Assets         1.4%

TOP TEN HOLDINGS

Johnson & Johnson                   3.0%
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Microsoft Corp.                     3.0%
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Wyeth Pharmaceuticals               2.9%
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Viacom Inc. "B"                     2.8%
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Sprint Corp.                        2.6%
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Verizon Communications              2.3%
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Comcast Corp., "Special A"          2.2%
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Merck & Co. Inc.                    1.9%
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J.P. Morgan Chase & Co.             1.8%
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Nokia Corp.                         1.8%
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SECTOR WEIGHTINGS

Technology18.8%
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Health Care                        17.5%
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Financial Services                 13.9%
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Leisure                            12.1%
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Utilities & Communications          9.6%
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Retailing                           6.1%
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Industrial Goods & Services         4.7%
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Energy                              4.3%
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Basic Materials                     4.1%
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Consumer Staples                    4.1%
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Special Products and Services       1.8%
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Transportation                      1.6%
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Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
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SUMMARY OF RESULTS

For the year ended December 31, 2004, Initial Class shares of the MFS Capital Opportunities Series provided a total return of 12.46%, while Service Class shares provided a total return of 12.09%. This compares with a return of 10.87%, for the series' benchmark, the Standard & Poor's 500 Stock Index
(S&P 500). The investment objective for the series is capital appreciation. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities. The series focuses on companies that MFS believes has favorable growth prospects and attractive valuations based on current and expected earnings and cash flow.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve. Nevertheless, we feel that several factors had a restraining influence on markets: record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, and geopolitical uncertainty. Going into last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the basic materials, health care, and the utilities and communications sectors contributed to relative performance. Our overweighted position in the strong-performing utilities and communications sector also contributed. Telecom providers AT&T Wireless* and Sprint PCS, as well as energy provider TXU Corp.*, were top overall contributors. Sprint PCS became Sprint Corp. holdings in early 2004, as Sprint's wireless and wireline stocks, which had been separated years earlier, were recombined under the Sprint Corp. name. AT&T Wireless was acquired by Cingular during the period. In basic materials, consumer container manufacturer, Owens-Illinois, and iron ore miner, Companhia Vale Do Rio Doce (CVRD), aided relative results. Neither stock was represented in the series' benchmark. In health care, underweighting poor performing Pfizer helped relative performance. Stocks in other sectors that contributed to relative performance included oil drillers Noble Corporation and GlobalSanteFe which performed well in the energy sector, while avoiding poor-performing stocks of semi-conductor manufacturer Intel and Coca-Cola from the consumer staples sector also helped.

DETRACTORS FROM PERFORMANCE

On the negative side, stock selection in the leisure and technology sectors detracted from relative performance. Overweighting these sectors relative to the benchmark also detracted as both sectors turned in lackluster performance. In leisure, our large position in weak-performing media company Viacom held back results. In technology, our position in weak-performing PMC-Sierra, Nortel Networks, and Red Hat,* and QUALCOMM* detracted from overall relative performance. In the case of QUALCOMM, we failed to capture the significant growth experienced by this stock during the period. In energy, avoiding strong-performing Exxon Mobil detracted from relative results. Stocks in other sectors that detracted included Rite Aid, Tenet Healthcare and power producer Calpine, from retailing, health care, and the utilities and communications sectors respectively.

The series' cash position also detracted from relative performance. As with nearly all of the VIT series, this portfolio holds some cash to buy new holdings and provide liquidity. In a period when equity markets rose measurably, holding any cash hurt performance against our benchmark, the S&P 500 index, which has no cash position.

    Respectfully,

/s/ S. Irfan Ali                                        /s/ Alan Langsner

    S. Irfan Ali                                            Alan Langsner
    Portfolio Manager                                       Portfolio Manager

/s/ Kenneth Enright                                     /s/ Katrina Mead

    Kenneth Enright                                         Katrina Mead
    Portfolio Manager                                       Portfolio Manager

*Stock was not held at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

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PERFORMANCE SUMMARY THROUGH 12/31/04
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The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, August 14, 1996, through December 31, 2004.
Index information is from August 1, 1996.

                MFS Capital           Standard &
               Opportunities          Poor's 500
          Series - Initial Class      Stock Index
--------------------------------------------------
 8/96             $10,000              $10,000
12/96              10,878               11,684
12/97              13,757               15,580
12/98              17,444               20,302
12/99              25,717               24,247
12/00              24,777               20,420
12/01              18,958               19,424
12/02              13,330               15,133
12/03              16,981               19,471
12/04              19,097               21,588


TOTAL RETURNS

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Average annual
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                        Class
    Share class    inception date     1-yr       3-yr        5-yr      Life*
  ----------------------------------------------------------------------------
      Initial          8/14/96         12.46%      0.24%      -5.78%     8.03%
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      Service          5/01/00         12.09%     -0.01%      -5.99%     7.88%
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--------------
Average annual
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  Comparative benchmark
  ----------------------------------------------------------------------------
  Standard & Poor's 500 Stock
  Index#                               10.87%      3.58%      -2.30%     9.57%
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--------------
  Cumulative
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    Share class                       1-yr       3-yr        5-yr      Life*
  ----------------------------------------------------------------------------
      Initial                          12.46%      0.73%     -25.74%    90.97%
  ----------------------------------------------------------------------------
      Service                          12.09%     -0.03%     -26.56%    88.86%
  ----------------------------------------------------------------------------

* For the period from the commencement of the series' investment operations, August 14, 1996, through December 31, 2004. Index information is from August 1, 1996.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The Standard & Poor's 500 Stock Index - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The performance shown reflects a non-recurring accrual made to the series on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
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SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004, through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
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                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
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          Actual           0.90%      $1,000         $1,087          $4.73
 Initial  ----------------------------------------------------------------------
          Hypothetical*    0.90%      $1,000         $1,021          $4.58
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          Actual           1.15%      $1,000         $1,085          $6.04
 Service  ----------------------------------------------------------------------
          Hypothetical*    1.15%      $1,000         $1,019          $5.85
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 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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PORTFOLIO OF INVESTMENTS - 12/31/04
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The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 98.6%
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ISSUER                                                                                          SHARES          $ VALUE
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Aerospace - 1.4%
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Lockheed Martin Corp.                                                                           43,500       $2,416,420
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Airlines - 0.3%
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Southwest Airlines Co.                                                                          30,790         $501,261
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Apparel Manufacturers - 0.5%
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Reebok International Ltd.                                                                       20,600         $906,400
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Banks & Credit Companies - 7.1%
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American Express Co.                                                                            24,770       $1,396,285
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Bank of America Corp.                                                                           26,846        1,261,494
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Citigroup, Inc.                                                                                 30,239        1,456,915
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Freddie Mac                                                                                     30,040        2,213,948
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J.P. Morgan Chase & Co.                                                                         83,250        3,247,583
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MBNA Corp.                                                                                      18,460          520,387
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Northern Trust Corp.^                                                                           12,560          610,165
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PNC Financial Services Group, Inc.                                                              32,830        1,885,755
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                                                                                                            $12,592,532
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Biotechnology - 3.4%
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Amgen, Inc.*                                                                                    17,800       $1,141,870
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Genentech, Inc.*                                                                                 8,350          454,574
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Genzyme Corp.*                                                                                  28,131        1,633,567
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Gilead Sciences, Inc.*                                                                          17,100          598,329
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ImClone Systems, Inc.*                                                                          17,150          790,272
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MedImmune, Inc.*                                                                                52,750        1,430,053
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                                                                                                             $6,048,665
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Broadcast & Cable TV - 9.6%
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Clear Channel Communications, Inc.                                                               4,940         $165,441
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Comcast Corp., "A"*                                                                             27,100          901,888
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Comcast Corp., "Special A"*                                                                    118,870        3,903,691
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Cox Radio, Inc., "A"*                                                                            9,540          157,219
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Entercom Communications Corp., "A"*                                                              5,010          179,809
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Grupo Televisa S.A., ADR                                                                         7,860          475,530
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Interpublic Group of Cos., Inc.*                                                                46,300          620,420
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News Corp., "A"^                                                                                51,160          954,646
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Time Warner, Inc.*                                                                              41,020          797,429
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Univision Communications, Inc., "A"*                                                            16,120          471,832
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Viacom, Inc., "B"                                                                              134,472        4,893,436
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                102,820        2,858,396
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Westwood One, Inc.*                                                                             22,030          593,268
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                                                                                                            $16,973,005
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Brokerage & Asset Managers - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        2,640         $274,666
-----------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          84,070        2,615,418
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       41,290        2,467,903
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,357,987
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Business Services - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            51,230       $1,383,210
-----------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                   20,630          829,120
-----------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                             4,030          277,466
-----------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                        14,300          481,052
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,970,848
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
-----------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                   21,770       $1,067,819
-----------------------------------------------------------------------------------------------------------------------

Computer Software - 7.0%
-----------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                     31,360         $408,621
-----------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    21,120          554,400
-----------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                        5,620           91,662
-----------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                         15,300          376,839
-----------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                         51,390        1,596,173
-----------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                      28,900        1,316,395
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                195,830        5,230,619
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                   98,253        1,348,031
-----------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         49,830        1,422,647
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            $12,345,387
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                           24,500         $600,985
-----------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     60,030        2,529,664
-----------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                            8,740          861,589
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,992,238
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                             19,420         $751,554
-----------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                         3,040          121,600
-----------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            29,500        1,624,860
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,498,014
-----------------------------------------------------------------------------------------------------------------------
Containers - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                          131,380       $2,975,757
-----------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  33,110          618,495
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,594,252
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.1%
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                      9,960         $676,184
-----------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                             6,060          424,806
-----------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            79,620        2,906,130
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         41,101        1,468,950
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,476,070
-----------------------------------------------------------------------------------------------------------------------
Electronics - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^*                                                                            6,950         $255,343
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            25,250          932,230
-----------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                        23,960          409,716
-----------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^*                                                                               6,750          314,415
-----------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                          8,070          312,793
-----------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  13,180          467,495
-----------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                  6,890          292,067
-----------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                         14,600          407,194
-----------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                              53,440          601,200
-----------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         18,210          448,330
-----------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    25,970          770,011
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,210,794
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              33,750       $1,313,550
-----------------------------------------------------------------------------------------------------------------------

Food & Drug Stores - 1.0%
-----------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       19,620         $884,273
-----------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                241,000          882,060
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,766,333
-----------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.8%
-----------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             33,100       $1,645,401
-----------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   47,720        2,490,984
-----------------------------------------------------------------------------------------------------------------------
SYSCO Corp.                                                                                     18,900          721,413
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $4,857,798
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                  35,280       $1,551,262
-----------------------------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  18,280       $1,053,476
-----------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                    9,790          532,968
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,586,444
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   20,520       $1,008,968
-----------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    28,380        1,473,773
-----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                           11,140          588,415
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,071,156
-----------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                  43,210       $2,234,821
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              11,730          770,309
-----------------------------------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                                                103,260        2,060,037
-----------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         23,803        1,649,786
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,714,953
-----------------------------------------------------------------------------------------------------------------------
Internet - 1.7%
-----------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                      7,550         $877,914
-----------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                           27,490          759,274
-----------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  37,770        1,423,174
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,060,362
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                               10,300         $207,854
-----------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          13,760          848,717
-----------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                    64,180        1,250,868
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,307,439
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        3,430         $317,892
-----------------------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                   37,530       $1,236,614
-----------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       17,020          680,119
-----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        132,760        1,457,705
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,374,438
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.8%
-----------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                           8,800         $548,944
-----------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                    7,800          562,380
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 31,380        1,558,645
-----------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                    9,060          423,917
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,093,886
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 37,190       $1,078,882
-----------------------------------------------------------------------------------------------------------------------

Oil Services - 3.6%
-----------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 20,470         $952,674
-----------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                           27,840        1,498,070
-----------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             62,595        2,072,520
-----------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    36,300        1,805,562
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,328,826
-----------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.1%
-----------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      78,760       $1,171,161
-----------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        24,410          810,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,982,061
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.4%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             67,190       $3,134,414
-----------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                   6,740          546,412
-----------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                                            4,630          126,168
-----------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 13,590          771,233
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               83,230        5,278,447
-----------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                              102,390        3,290,815
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                     7,223          194,226
-----------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          118,463        5,045,339
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            $18,387,054
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                      6,900         $295,182
-----------------------------------------------------------------------------------------------------------------------

Restaurants - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                                                        7,245         $235,245
-----------------------------------------------------------------------------------------------------------------------

Specialty Stores - 2.9%
-----------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              11,380         $676,200
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       69,230        1,462,138
-----------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                24,850        1,062,089
-----------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                                6,950          119,471
-----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                               14,600          840,814
-----------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                  4,940          230,846
-----------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   12,690          427,780
-----------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                    8,100          258,957
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $5,078,295
-----------------------------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 3.7%
-----------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                                                 17,010         $890,474
-----------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               203,220        3,184,457
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         90,196        2,469,566
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,544,497
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
-----------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                    14,300         $273,702
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           137,760        2,658,768
-----------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                      10,980          268,461
-----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                         858,170        2,995,013
-----------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                           9,840          309,862
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $6,505,806
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.9%
-----------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   185,460       $4,608,681
-----------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   100,590        4,074,901
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $8,683,582
-----------------------------------------------------------------------------------------------------------------------
Trucking - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                    6,400         $357,632
-----------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      8,700          856,863
-----------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                12,510        1,069,105
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $2,283,600
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                 424,590       $1,672,885
-----------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $152,920,485)                                                               $174,043,120
-----------------------------------------------------------------------------------------------------------------------

Warrants - 0%
-----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. (Telecommunications - Wireline)*, strike price 2.75,
1st exercise 12/10/04  (Identified Cost, $1,856)                                                 1,118           $1,766
-----------------------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   $7,281,020       $7,281,020
-----------------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.3%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT          $ VALUE
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received $2,273,415
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                           $2,273,000       $2,273,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $162,476,361)                                                          $183,598,906
-----------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.0)%                                                                      (7,144,873)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                        $176,454,033
-----------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $7,092,902 of securities on loan
(identified cost, $162,476,361)                                                          $183,598,906
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                              774
-----------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                               109,019
-----------------------------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                                             152,539
-----------------------------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                                             189,647
-----------------------------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                                           40,068
-----------------------------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                                                652
-----------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                       38
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $184,091,643
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                            $129,656
-----------------------------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                                          221,011
-----------------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                                                  7,281,020
-----------------------------------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                                3,641
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                                               723
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                                126
-----------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                          1,433
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $7,637,610
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $176,454,033
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                          $233,161,014
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          21,123,204
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                       (79,034,403)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                             1,204,218
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $176,454,033
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          13,013,376
-----------------------------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $158,081,885 / 11,650,930 shares of beneficial interest
  outstanding)                                                                                                         $13.57
-----------------------------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $18,372,148 / 1,362,446 shares of beneficial interest outstanding)                                    $13.48
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $2,672,932
-----------------------------------------------------------------------------------------------------------------------------
  Interest                                                                                      56,357
-----------------------------------------------------------------------------------------------------------------------------
  Other#                                                                                        40,068
-----------------------------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                                       (11,506)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,757,851
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            $1,259,687
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                                         5,243
-----------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                                   59,235
-----------------------------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                                              39,350
-----------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                            15,251
-----------------------------------------------------------------------------------------------------------------------------
  Custodian fee                                                                                 60,828
-----------------------------------------------------------------------------------------------------------------------------
  Printing                                                                                      40,485
-----------------------------------------------------------------------------------------------------------------------------
  Postage                                                                                           77
-----------------------------------------------------------------------------------------------------------------------------
  Auditing fees                                                                                 17,698
-----------------------------------------------------------------------------------------------------------------------------
  Legal fees                                                                                     4,503
-----------------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                                                                 16,710
-----------------------------------------------------------------------------------------------------------------------------
  Reimbursement of expenses to investment adviser                                               32,050
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,551,117
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (2,503)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,548,614
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,209,237
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments (identified cost basis)                                                   $17,827,433
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------------------------------
  Investments                                                                                 $835,643
-----------------------------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                      146
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                           $835,789
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $18,663,222
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $19,872,459
-----------------------------------------------------------------------------------------------------------------------------

#  A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                                                2004                    2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                                                      $1,209,237                $569,531
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    17,827,433               2,362,802
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                    835,789              29,165,290
--------------------------------------------------------------------------------------    -----------             -----------
Change in net assets from operations                                                      $19,872,459             $32,097,623
--------------------------------------------------------------------------------------    -----------             -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Initial Class                                                                             $(551,552)              $(267,482)
-----------------------------------------------------------------------------------------------------------------------------
  Service Class                                                                               (26,489)                     --
--------------------------------------------------------------------------------------    -----------             -----------
Total distributions declared to shareholders                                                $(578,041)              $(267,482)
--------------------------------------------------------------------------------------    -----------             -----------
Change in net assets from series share transactions                                       $(5,490,007)            $17,504,792
--------------------------------------------------------------------------------------    -----------             -----------
Total change in net assets                                                                $13,804,411             $49,334,933
--------------------------------------------------------------------------------------    -----------             -----------

NET ASSETS

At beginning of period                                                                    162,649,622             113,314,689
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net investment income of
$1,204,218 and $573,022, respectively)                                                   $176,454,033            $162,649,622
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years, or, if shorter, the period of the series' operation. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                     YEARS ENDED 12/31
                                                               ----------------------------------------------------------------
                                                                   2004           2003           2002         2001         2000
Net asset value, beginning of period                             $12.11          $9.53         $13.55       $19.26       $21.74
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                                          $0.09          $0.05          $0.02        $0.01        $0.01
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency                                               1.41           2.55          (4.03)       (4.32)       (0.66)
---------------------------------------------------------        ------         ------         ------       ------       ------
Total from investment operations                                  $1.50          $2.60         $(4.01)      $(4.31)      $(0.65)
---------------------------------------------------------        ------         ------         ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                       $(0.04)        $(0.02)        $(0.01)      $(0.00)+++      $--
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                                        --             --             --        (1.33)       (1.83)
-------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                                        --             --             --        (0.07)          --
---------------------------------------------------------        ------         ------         ------       ------       ------
Total distributions declared to shareholders                     $(0.04)        $(0.02)        $(0.01)      $(1.40)      $(1.83)
---------------------------------------------------------        ------         ------         ------       ------       ------
Net asset value, end of period                                   $13.57         $12.11          $9.53       $13.55       $19.26
---------------------------------------------------------        ------         ------         ------       ------       ------
Total return (%)&                                                 12.46^^        27.39         (29.69)      (23.48)       (3.66)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                         0.90           0.90           0.90         0.91         0.94
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.74           0.45           0.21         0.06         0.03
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   76             65            105          102          109
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $158,082       $150,436       $105,323     $163,014     $140,043
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.15%
    annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $219,574 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over/under this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                             $0.09**        $0.04          $0.02**      $0.00+++     $0.01**
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                         0.88           0.94           0.93         0.96         0.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.76           0.41           0.18         0.01         0.04
-------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
 ** The waiver impact per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
^^  The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS

                                                                           YEARS ENDED 12/31                          PERIOD
                                                            -------------------------------------------------         ENDED
                                                                2004         2003         2002           2001       12/31/00*

Net asset value, beginning of period                           $12.05         $9.48       $13.51         $19.24       $21.47***
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                                 $0.07         $0.02        $0.00+++      $(0.02)      $(0.02)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency                                             1.38          2.55        (4.03)         (4.31)       (2.21)
---------------------------------------------------------      ------        ------        -----         ------       ------
Total from investment operations                                $1.45         $2.57       $(4.03)        $(4.33)      $(2.23)
---------------------------------------------------------      ------        ------        -----         ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                     $(0.02)          $--          $--            $--          $--
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                              --            --           --          (1.33)          --
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments and
foreign currency transactions                                      --            --           --          (0.07)          --
---------------------------------------------------------      ------        ------        -----         ------       ------
Total distributions declared to shareholders                   $(0.02)          $--          $--         $(1.40)         $--
---------------------------------------------------------      ------        ------        -----         ------       ------
Net asset value, end of period                                 $13.48        $12.05        $9.48         $13.51       $19.24
---------------------------------------------------------      ------        ------        -----         ------       ------
Total return (%)&                                               12.09^^       27.11       (29.83)        (23.68)      (10.39)++***
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                       1.15          1.15         1.13           1.11         1.12+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     0.54          0.20        (0.01)         (0.14)       (0.11)+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 76            65          105            102          109
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $18,372       $12,214       $7,992        $11,197       $8,201
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution and service fees, such that Other
    Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $219,574 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April
    30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over/under this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                    $0.07**       $0.02**      $0.00+++**    $(0.03)      $(0.01)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                       1.13          1.19         1.16           1.16         1.11+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     0.56          0.16        (0.04)         (0.19)       (0.10)+
---------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
 ** The waiver impact per share amount was less than $0.01.
*** The net asset value and total return previously reported as $21.83 and (11.86)%, respectively, have been revised to reflect the net asset value from the day prior to the class inception date. The net asset value and total return previously reported was from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Capital Opportunities Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 52 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money Market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $1,173 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $1,330 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                                      12/31/04        12/31/03

Distributions declared from ordinary income:          $578,041        $267,482
--------------------------------------------------------------------------------

During the year ended December 31, 2004, there were no reclassifications due to differences between book and tax accounting.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income           $1,204,218
              --------------------------------------------------
              Capital loss carryforward              (77,094,025)
              --------------------------------------------------
              Unrealized appreciation (depreciation)  19,182,826
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

              EXPIRATION DATE

              December 31, 2009                     $(27,342,680)
              --------------------------------------------------
              December 31, 2010                      (49,751,345)
              --------------------------------------------------
              Total                                 $(77,094,025)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution and service fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' other expenses during the series' fiscal year, and the series paying MFS a reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class Shares. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $219,574 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $40,068, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                            0.0175%
              --------------------------------------------------
              Next $2.5 billion                           0.0130%
              --------------------------------------------------
              Next $2.5 billion                           0.0005%
              --------------------------------------------------
              In excess of $7 billion                     0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.01120%
              --------------------------------------------------
              Next $2.5 billion                          0.00832%
              --------------------------------------------------
              Next $2.5 billion                          0.00032%
              --------------------------------------------------
              In excess of $7 billion                    0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $15,251 equivalent to 0.0091% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $58,783 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $263 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $126,057,371 and $127,338,047, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                  $164,416,739
       ------------------------------------------------------------
       Gross unrealized appreciation                    $22,563,662
       ------------------------------------------------------------
       Gross unrealized depreciation                     (3,381,495)
       -----------------------------------------------------------
       Net unrealized appreciation (depreciation)       $19,182,167
       ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                Year ended 12/31/04             Year ended 12/31/03
                                                              SHARES          AMOUNT          SHARES          AMOUNT

INITIAL CLASS SHARES

Shares sold                                                   1,289,648       15,880,838      3,703,167      $39,438,421
---------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                    45,470          551,552         26,802          267,482
---------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                            (2,106,006)     (26,166,316)    (2,361,154)     (24,216,479)
---------------------------------------------------------------------------------------------------------------------------
Net change                                                     (770,888)     $(9,733,926)     1,368,815      $15,489,424
---------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                                                     712,230       $8,667,238        457,595       $4,879,419
---------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                     2,193           26,488             --               --
---------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                              (365,881)      (4,449,807)      (286,858)      (2,864,051)
---------------------------------------------------------------------------------------------------------------------------
Net change                                                      348,542       $4,243,919        170,737       $2,015,368
---------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $1,405, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Capital Opportunities Series:

We have audited the accompanying statement of assets and liabilities of MFS Capital Opportunities Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Capital Opportunities Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
J. Atwood Ives                Trustee and Chair of      February 1992         Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                        services company), Chairman, Trustee and Chief
                                                                              Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                   August 1993           Brigham and Women's Hospital, Chief of Cardiac
(born 03/11/37)                                                               Surgery; Harvard Medical School, Professor of Surgery

David H. Gunning              Trustee                   January 2004          Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                               provider), Vice Chairman/Director (since April 2001);
                                                                              Encinitos Ventures (private investment company),
                                                                              Principal (1997 to April 2001); Lincoln Electric
                                                                              Holdings, Inc. (welding equipment manufacturer),
                                                                              Director; Southwest Gas Corporation (natural gas
                                                                              distribution company), Director

William R. Gutow              Trustee                   December 1993         Private investor and real estate consultant; Capitol
(born 09/27/41)                                                               Entertainment Management Company (video franchise),
                                                                              Vice Chairman

Michael Hegarty               Trustee                   December 2004         Retired; AXA Financial (financial services and
(born 12/21/44)                                                               insurance), Vice Chairman and Chief Operating Officer
                                                                              (until May 2001); The Equitable Life Assurance
                                                                              Society (insurance), President and Chief Operating
                                                                              Officer (until May 2001)

Amy B. Lane                   Trustee                   January 2004          Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                               Director, Investment Banking Group (1997 to February
                                                                              2001); Borders Group, Inc. (book and music retailer),
                                                                              Director; Federal Realty Investment Trust (real
                                                                              estate investment trust), Trustee

Lawrence T. Perera            Trustee                   July 1981             Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993           Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                               specialists), President; Wellfleet Investments
                                                                              (investor in health care companies), Managing General
                                                                              Partner (since 1993); Cambridge Nutraceuticals
                                                                              (professional nutritional products), Chief Executive
                                                                              Officer (until May 2001)

Elaine R. Smith               Trustee                   February 1992         Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and      December 2004         Massachusetts Financial Services Company, Chief
(born 10/20/63)               President                 (Advisory Trustee);   Executive Officer, President, Chief Investment
                                                        February-December     Officer and Director
                                                        2004 (Trustee)

James R. Bordewick, Jr.(3)    Assistant Secretary and   September 1990        Massachusetts Financial Services Company, Senior Vice
(born 03/06/59)               Assistant Clerk                                 President and Associate General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk       September 2004        Massachusetts Financial Services Company, Executive
(born 12/01/56)                                                               Vice President, General Counsel and Secretary (since
                                                                              April 2004); Hale and Dorr LLP (law firm), Partner
                                                                              (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer       May 2003              Massachusetts Financial Services Company, Vice
(born 10/01/53)                                                               President (since April 2003); Brown Brothers Harriman
                                                                              & Co., Senior Vice President (November 2002 to April
                                                                              2003); ING Groep N.V./Aeltus Investment Management,
                                                                              Senior Vice President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary and   September 2004        Massachusetts Financial Services Company, Assistant
(born 03/09/61)               Assistant Clerk                                 General Counsel

Richard M. Hisey(3)           Treasurer                 August 2002           Massachusetts Financial Services Company, Senior Vice
(born 08/29/58)                                                               President (since July 2002); The Bank of New York,
                                                                              Senior Vice President (September 2000 to July 2002);
                                                                              Lexington Global Asset Managers, Inc., Executive Vice
                                                                              President and Chief Financial Officer (prior to
                                                                              September 2000); Lexington Funds, Chief Financial
                                                                              Officer (prior to September 2000)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004        Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                                 President, Senior Counsel and Assistant Secretary
                                                                              (since June 2004); Affiliated Managers Group, Inc.,
                                                                              Chief Legal Officer/Centralized Compliance Program
                                                                              (January to April 2004); Fidelity Research &
                                                                              Management Company, Assistant General Counsel (prior
                                                                              to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997            Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                               President

Frank L. Tarantino            Independent Chief         June 2004             Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                              Principal (since June 2004); CRA Business Strategies
                                                                              Group (consulting services), Executive Vice President
                                                                              (April 2003 to June 2004); David L. Babson & Co.
                                                                              (investment adviser), Managing Director, Chief
                                                                              Administrative Officer and Director (February 1997 to
                                                                              March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990        Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                               President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and      December 2004         Massachusetts Financial Services Company, Chief
(born 10/20/63)               President                 (Advisory Trustee);   Executive Officer, President, Chief Investment
                                                        February-December     Officer and Director
                                                        2004 (Trustee)

Robert C. Pozen(3)            Advisory Trustee          December 2004         Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                         (Advisory Trustee);   (since February 2004); Harvard Law School
                                                        February-December     (education), John Olin Visiting Professor (since July
                                                        2004 (Trustee)        2002); Secretary of Economic Affairs, The
                                                                              Commonwealth of Massachusetts (January 2002 to
                                                                              December 2002); Fidelity Investments, Vice Chairman
                                                                              (June 2000 to December 2001); Fidelity Management &
                                                                              Research Company (investment adviser), President
                                                                              (March 1997 to July 2001); The Bank of New York
                                                                              (financial services), Director; Bell Canada
                                                                              Enterprises (telecommunications), Director;
                                                                              Medtronic, Inc. (medical technology), Director;
                                                                              Telesat (satellite communications), Director

Laurie J. Thomsen             Advisory Trustee          December 2004         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                               capital), Co-founder and General Partner (until June
                                                                              2004); St. Paul Travelers Companies (commercial
                                                                              property liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                JP Morgan Chase Bank
DISTRIBUTOR                                                     One Chase Manhattan Place
MFS Fund Distributors, Inc.                                     New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
02116-3741                                                      INDEPENDENT REGISTERED PUBLIC
                                                                ACCOUNTING FIRM
PORTFOLIO MANAGERS                                              Deloitte & Touche LLP
S. Irfan Ali                                                    200 Berkeley Street
Kenneth Enright                                                 Boston, MA 02116
Alan Langsner
Katrina Mead

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
--------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
--------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free:
1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VVS-ANN-02/05 33M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) RESEARCH SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH SERIES

Objective: Seeks to provide long-term growth of capital and future income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
EXPENSE TABLE                                      8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              13
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     18
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM                                   24
----------------------------------------------------
TRUSTEES AND OFFICERS                             25
----------------------------------------------------
PROXY VOTING POLICY AND INFORMATION               28
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    28
----------------------------------------------------
FEDERAL TAX INFORMATION                           28
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005


Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         97.7%
Cash & Other Net Assets         2.3%

TOP TEN HOLDINGS

Citigroup, Inc.                                                           2.7%
------------------------------------------------------------------------------
Franklin Resources, Inc.                                                  2.7%
------------------------------------------------------------------------------
TOTAL S.A., ADR                                                           2.4%
------------------------------------------------------------------------------
Wyeth                                                                     2.3%
------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                 2.2%
------------------------------------------------------------------------------
Owens-Illinois, Inc.                                                      2.1%
------------------------------------------------------------------------------
Monsanto Co.                                                              2.1%
------------------------------------------------------------------------------
Bank of America Corp.                                                     2.1%
------------------------------------------------------------------------------
Nalco Holdings Co.                                                        2.1%
------------------------------------------------------------------------------
PepsiCo, Inc.                                                             2.1%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       20.4%
------------------------------------------------------------------------------
Technology                                                               14.2%
------------------------------------------------------------------------------
Health Care                                                              12.2%
------------------------------------------------------------------------------
Basic Materials                                                           8.7%
------------------------------------------------------------------------------
Energy                                                                    8.0%
------------------------------------------------------------------------------
Consumer Staples                                                          7.7%
------------------------------------------------------------------------------
Utilities & Communications                                                5.9%
------------------------------------------------------------------------------
Retailing                                                                 5.8%
------------------------------------------------------------------------------
Leisure                                                                   5.5%
------------------------------------------------------------------------------
Special Products & Services                                               3.1%
------------------------------------------------------------------------------
Autos & Housing                                                           2.9%
------------------------------------------------------------------------------
Industrial Goods & Services                                               2.6%
------------------------------------------------------------------------------
Transportation                                                            0.7%
------------------------------------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, Initial Class shares of the MFS Research Series provided a total return of 15.85%, while Service Class shares provided a total return of 15.57%. Both share classes outperformed the 10.87% return for the series' benchmark, the Standard and Poors 500 Stock Index (S&P 500 Index). The investment objective of the series is long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities. MFS focuses on companies that it believes has prospects for favorable growth and attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve; nevertheless, we feel that several factors had a restraining influence on markets: record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, and geopolitical uncertainty. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the basic materials, utilities and communications, and the health care sectors contributed to relative performance. In basic materials, our position in strong-performing Monsanto, iron ore miner Companhia Vale Do Rio Doce (CVRD)*, and Lyondell Chemical aided relative results. In utilities and communications, overweighting telecom provider Sprint Corp. boosted relative performance. Avoiding poor-performing Pfizer, in the health care sector also helped results. Stocks in other sectors that contributed to the series' relative performance included technology stocks Intel*, Netscreen Technologies*, and Marvell Technology, as well as Franklin Resources from the financial services sector. With Intel* we benefited by underweighting a poor performing stock.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure and special products and services sectors detracted from relative performance. To a lesser extent, underweighting the strong performing transportation sector also detracted. In special products and services, poor performing secondary education providers Corinthian Colleges* and Career Education held back relative results. While health care was a strong contributing sector overall, weak-performing Tenet Healthcare did have a disappointing impact on relative results. In the leisure sector, overweighting poor performing Clear Channel Communications* also detracted from relative results. While technology stocks overall contributed to relative performance, several stocks from that sector held back results. These included VERITAS*, Agere Systems*, and Ascential Software*. Elsewhere retailers Hot Topic*, and Rite Aid*, detracted from the series' relative returns. Finally, underweighting ExxonMobil* dampened results, as we did not fully participate in the runup of the stock's price.

    Respectfully,

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

* Stock was not held at the end of the period.

The views expressed in this report are those of the Director of Global Equity Research only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2004. Index information is from August 1, 1995.

                MFS Research Series      Standard & Poor's
                 - Initial Class          500 Stock Index
-----------------------------------------------------------
7/95                 $10,000                  $10,000
12/95                 11,062                   11,076
12/96                 13,533                   13,618
12/97                 16,275                   18,159
12/98                 20,080                   23,349
12/99                 24,909                   28,261
12/00                 23,701                   25,691
12/01                 18,655                   22,639
12/02                 14,085                   17,638
12/03                 17,565                   22,694
12/04                 20,349                   25,162

TOTAL RETURNS

--------------
Average annual
--------------

                        Class
    Share class    inception date     1-yr       3-yr        5-yr      Life*
  ----------------------------------------------------------------------------
      Initial          7/26/95        15.85%      2.92%     -3.96%      7.82%
  ----------------------------------------------------------------------------
      Service          5/01/00        15.57%      2.66%     -4.17%      7.70%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Standard & Poor's 500 Stock Index#  10.87%      3.58%     -2.30%     10.30%
  ----------------------------------------------------------------------------

--------------
  Cumulative
--------------

    Share class
  ----------------------------------------------------------------------------
      Initial                         15.85%      9.02%    -18.31%    103.49%
  ----------------------------------------------------------------------------
      Service                         15.57%      8.20%    -19.18%    101.32%
  ----------------------------------------------------------------------------

* For the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2004. Index information is from
  August 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The S&P 500 Stock Index - measures the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The performance shown reflects a non-recurring accrual made to the series on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.88%      $1,000         $1,102          $4.66
 Initial  ----------------------------------------------------------------------
          Hypothetical*    0.88%      $1,000         $1,021          $4.48
--------------------------------------------------------------------------------
          Actual           1.13%      $1,000         $1,100          $5.98
 Service  ----------------------------------------------------------------------
          Hypothetical*    1.13%      $1,000         $1,020          $5.75
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 97.7%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------
Diageo PLC                                                             122,060        $1,738,177
------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.1%
------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                              85,640        $3,768,160
------------------------------------------------------------------------------------------------

Automotive - 1.5%
------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                   87,540        $5,318,055
------------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.5%
------------------------------------------------------------------------------------------------
American Express Co.                                                    87,840        $4,951,541
------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  154,550         7,262,304
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        196,518         9,468,237
------------------------------------------------------------------------------------------------
Freddie Mac                                                             81,500         6,006,550
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                     66,590         3,328,168
------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                      59,450         3,414,808
------------------------------------------------------------------------------------------------
SLM Corp.                                                               40,940         2,185,787
------------------------------------------------------------------------------------------------
                                                                                     $36,617,395
------------------------------------------------------------------------------------------------
Biotechnology - 3.4%
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                          61,410        $3,566,079
------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                 72,240         3,328,819
------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                       115,350         3,127,138
------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                          35,180         1,734,374
------------------------------------------------------------------------------------------------
                                                                                     $11,756,410
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                    54,550        $1,596,678
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       65,600         2,387,184
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                         40,000         1,112,000
------------------------------------------------------------------------------------------------
                                                                                      $5,095,862
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 7.6%
------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                             144,800        $2,059,056
------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                               135,830         9,460,559
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                               74,800         7,782,192
------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                        67,889         4,973,548
------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                  68,000         2,115,480
------------------------------------------------------------------------------------------------
                                                                                     $26,390,835
------------------------------------------------------------------------------------------------
Business Services - 2.5%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                   131,330        $3,545,910
------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                    78,070         5,375,119
------------------------------------------------------------------------------------------------
                                                                                      $8,921,029
------------------------------------------------------------------------------------------------
Chemicals - 4.2%
------------------------------------------------------------------------------------------------
Monsanto Co.                                                           132,550        $7,363,152
------------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                    367,800         7,179,456
------------------------------------------------------------------------------------------------
                                                                                     $14,542,608
------------------------------------------------------------------------------------------------

Computer Software - 5.1%
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           186,910        $4,906,388
------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                            67,800         1,718,052
------------------------------------------------------------------------------------------------
FileNet Corp.*                                                          63,000         1,622,880
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                              56,530         2,574,941
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                          498,590         6,840,655
------------------------------------------------------------------------------------------------
                                                                                     $17,662,916
------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.9%
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                            158,790        $6,691,411
------------------------------------------------------------------------------------------------

Construction - 1.4%
------------------------------------------------------------------------------------------------
Masco Corp.                                                            136,940        $5,002,418
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.8%
------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                53,320        $2,132,800
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                   70,060         3,584,270
------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                    76,900         4,235,652
------------------------------------------------------------------------------------------------
                                                                                      $9,952,722
------------------------------------------------------------------------------------------------
Containers - 2.1%
------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                  326,700        $7,399,755
------------------------------------------------------------------------------------------------

Electrical Equipment - 1.7%
------------------------------------------------------------------------------------------------
A.O. Smith Corp.^                                                       19,500          $583,830
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                145,500         5,200,170
------------------------------------------------------------------------------------------------
                                                                                      $5,784,000
------------------------------------------------------------------------------------------------
Electronics - 2.5%
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                    92,870        $3,428,760
------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                      97,910         2,048,277
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                         48,010         1,702,915
------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                            55,880         1,656,842
------------------------------------------------------------------------------------------------
                                                                                      $8,836,794
------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
------------------------------------------------------------------------------------------------
ConocoPhillips                                                          59,060        $5,128,180
------------------------------------------------------------------------------------------------
Total S.A., ADR^                                                        77,200         8,479,648
------------------------------------------------------------------------------------------------
                                                                                     $13,607,828
------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.7%
------------------------------------------------------------------------------------------------
CVS Corp.                                                               37,040        $1,669,393
------------------------------------------------------------------------------------------------
Kroger Co.^*                                                            48,600           852,444
------------------------------------------------------------------------------------------------
                                                                                      $2,521,837
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.8%
------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                        179,160        $1,361,446
------------------------------------------------------------------------------------------------
General Mills, Inc.                                                     33,370         1,658,823
------------------------------------------------------------------------------------------------
Nestle S.A.                                                             11,780         3,070,800
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          137,170         7,160,274
------------------------------------------------------------------------------------------------
                                                                                     $13,251,343
------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.1%
------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                          84,100        $3,697,877
------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.3%
------------------------------------------------------------------------------------------------
Carnival Corp.                                                          77,480        $4,465,172
------------------------------------------------------------------------------------------------

General Merchandise - 3.0%
------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                           85,730        $4,215,344
------------------------------------------------------------------------------------------------
Target Corp.                                                           117,520         6,102,814
------------------------------------------------------------------------------------------------
                                                                                     $10,318,158
------------------------------------------------------------------------------------------------
Insurance - 2.3%
------------------------------------------------------------------------------------------------
American International Group, Inc.                                      53,470        $3,511,375
------------------------------------------------------------------------------------------------
MetLife, Inc.                                                          114,590         4,642,041
------------------------------------------------------------------------------------------------
                                                                                      $8,153,416
------------------------------------------------------------------------------------------------
Internet - 1.9%
------------------------------------------------------------------------------------------------
eBay, Inc.*                                                             11,490        $1,336,057
------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                         145,490         5,482,063
------------------------------------------------------------------------------------------------
                                                                                      $6,818,120
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                  54,330        $3,351,074
------------------------------------------------------------------------------------------------

Machinery & Tools - 0.9%
------------------------------------------------------------------------------------------------
Sandvik AB                                                              80,990        $3,259,449
------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.0%
------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                           52,340        $1,724,603
------------------------------------------------------------------------------------------------
HCA, Inc.                                                               87,500         3,496,500
------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                159,820         1,754,824
------------------------------------------------------------------------------------------------
                                                                                      $6,975,927
------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                      61,900        $1,282,568
------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.7%
------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                     25,790          $857,260
------------------------------------------------------------------------------------------------
Sempra Energy^                                                          43,370         1,590,812
------------------------------------------------------------------------------------------------
                                                                                      $2,448,072
------------------------------------------------------------------------------------------------
Oil Services - 4.1%
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    172,508        $5,711,740
------------------------------------------------------------------------------------------------
Halliburton Co.                                                         86,570         3,397,007
------------------------------------------------------------------------------------------------
Noble Corp.*                                                           103,710         5,158,535
------------------------------------------------------------------------------------------------
                                                                                     $14,267,282
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.6%
------------------------------------------------------------------------------------------------
EMC Corp.*                                                             144,700        $2,151,689
------------------------------------------------------------------------------------------------

Pharmaceuticals - 6.4%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     55,840        $2,604,936
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                         61,920         3,513,960
------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                   168,370         3,539,137
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                       40,930         2,595,781
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                      55,510         1,948,956
------------------------------------------------------------------------------------------------
Wyeth                                                                  187,100         7,968,589
------------------------------------------------------------------------------------------------
                                                                                     $22,171,359
------------------------------------------------------------------------------------------------

Printing & Publishing - 1.2%
------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                             94,540        $4,044,421
------------------------------------------------------------------------------------------------

Restaurants - 0.5%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                              57,300        $1,860,531
------------------------------------------------------------------------------------------------

Specialty Chemicals - 1.3%
------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                 154,770        $4,475,948
------------------------------------------------------------------------------------------------

Specialty Stores - 1.0%
------------------------------------------------------------------------------------------------
Gap, Inc.                                                              162,320        $3,428,198
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.9%
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                118,544        $3,245,735
------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.2%
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                   348,720        $6,730,296
------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                  31,810         1,001,697
------------------------------------------------------------------------------------------------
                                                                                      $7,731,993
------------------------------------------------------------------------------------------------
Telephone Services - 3.0%
------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                        43,470        $1,541,881
------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                      29,790         1,724,841
------------------------------------------------------------------------------------------------
Sprint Corp.                                                           224,030         5,567,145
------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                            44,110         1,786,896
------------------------------------------------------------------------------------------------
                                                                                     $10,620,763
------------------------------------------------------------------------------------------------
Tobacco - 1.2%
------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      66,770        $4,079,647
------------------------------------------------------------------------------------------------

Trucking - 0.7%
------------------------------------------------------------------------------------------------
CNF, Inc.                                                               49,500        $2,479,950
------------------------------------------------------------------------------------------------

Utilities - Electric Power - 1.3%
------------------------------------------------------------------------------------------------
Exelon Corp.                                                            61,340        $2,703,254
------------------------------------------------------------------------------------------------
PG&E Corp.*                                                             37,300         1,241,344
------------------------------------------------------------------------------------------------
PPL Corp.^                                                               9,020           480,586
------------------------------------------------------------------------------------------------
                                                                                      $4,425,184
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $302,582,678)                                        $340,612,088
------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 11.4%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                                 39,812,313       $39,812,313
------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.4%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05,
total to be received $8,499,551 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                            $8,498,000        $8,498,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $350,892,991)                                   $388,922,401
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.5)%                                             (40,239,007)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $348,683,394
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depository Receipts

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $38,920,598 of securities
on loan (identified cost, $350,892,991)                          $388,922,401
------------------------------------------------------------------------------------------------------
Cash                                                                      650
------------------------------------------------------------------------------------------------------
Receivable for investments sold                                     2,351,797
------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                      70,303
------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     248,932
------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                  232,837
------------------------------------------------------------------------------------------------------
Total assets                                                                              $391,826,920
------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                  $3,014,353
------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                  229,220
------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         39,812,313
------------------------------------------------------------------------------------------------------
Payable to affiliates
------------------------------------------------------------------------------------------------------
  Management fee                                                        7,205
------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             371
------------------------------------------------------------------------------------------------------
  Distribution fee                                                        107
------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 79,957
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $43,143,526
------------------------------------------------------------------------------------------------------
Net assets                                                                                $348,683,394
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $640,514,526
------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies        38,031,332
------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                    (331,422,032)
------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     1,559,568
------------------------------------------------------------------------------------------------------
Net assets                                                                                $348,683,394
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   22,798,471
------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share (net assets of
  $339,258,921 / 22,179,639 shares of
  beneficial interest outstanding)                                                              $15.30
------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share (net assets of
  $9,424,473 / 618,832 shares of
  beneficial interest outstanding)                                                              $15.23
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
------------------------------------------------------------------------------------------------------
  Dividends                                                        $4,249,482
------------------------------------------------------------------------------------------------------
  Interest                                                            170,418
------------------------------------------------------------------------------------------------------
  Other#                                                              232,837
------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (63,379)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $4,589,358
------------------------------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------------------------------
  Management fee                                                   $2,566,648
------------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,555
------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         120,263
------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                     18,337
------------------------------------------------------------------------------------------------------
  Administrative fee                                                   31,893
------------------------------------------------------------------------------------------------------
  Custodian fee                                                       116,417
------------------------------------------------------------------------------------------------------
  Printing                                                             90,718
------------------------------------------------------------------------------------------------------
  Postage                                                                 161
------------------------------------------------------------------------------------------------------
  Auditing fees                                                        39,883
------------------------------------------------------------------------------------------------------
  Legal fees                                                            7,605
------------------------------------------------------------------------------------------------------
  Miscellaneous                                                        28,526
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,031,006
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (22,944)
------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (910)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,007,152
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $1,582,206
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
------------------------------------------------------------------------------------------------------
  Investment transactions*                                        $31,660,398
------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (22,463)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $31,637,935
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
------------------------------------------------------------------------------------------------------
  Investments                                                     $16,434,599
------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                               (164)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $16,434,435
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $48,072,370
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $49,654,576
------------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

* Includes proceeds received from a non-recurring cash settlement in the amount of $205,940 from a class action lawsuit against Rite Aid Corporation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                   2004                       2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                             $1,582,206                 $3,786,959
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             31,637,935                 10,442,359
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                              16,434,435                 79,610,146
-------------------------------------------------------------  -------------              -------------
Change in net assets from operations                             $49,654,576                $93,839,464
-------------------------------------------------------------  -------------              -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Initial Class)                       $(3,713,537)               $(3,318,731)
-------------------------------------------------------------------------------------------------------
From net investment income (Service Class)                           (74,698)                   (24,750)
-------------------------------------------------------------  -------------              -------------
Total distributions declared to shareholders                     $(3,788,235)               $(3,343,481)
-------------------------------------------------------------  -------------              -------------
Change in net assets from series share transactions             $(56,339,354)             $(226,467,787)
-------------------------------------------------------------  -------------              -------------
Total change in net assets                                      $(10,473,013)             $(135,971,804)
-------------------------------------------------------------  -------------              -------------

NET ASSETS

At beginning of period                                          $359,156,407               $495,128,211
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $1,559,568 and $3,788,061,
respectively)                                                   $348,683,394               $359,156,407
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if  shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statement, are included in this report.

INITIAL CLASS
                                                                          YEARS ENDED 12/31
                                       --------------------------------------------------------------------------------------
                                                2004              2003             2002             2001                 2000

Net asset value, beginning of period          $13.35            $10.78           $14.32           $20.80               $23.34
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                       $0.06             $0.10            $0.06            $0.03                $0.01
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on
investments and foreign currency                2.04              2.55            (3.57)           (4.15)               (1.00)
------------------------------------------  --------            ------           ------           ------               ------
Total from investment operations               $2.10             $2.65           $(3.51)          $(4.12)              $(0.99)
------------------------------------------  --------            ------           ------           ------               ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                    $(0.15)           $(0.08)          $(0.03)          $(0.00)+++           $(0.01)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and
foreign currency transactions                     --                --               --            (2.32)               (1.54)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments
and foreign currency transactions                 --                --               --            (0.04)                  --
------------------------------------------  --------            ------           ------           ------               ------
Total distributions declared to
shareholders                                  $(0.15)           $(0.08)          $(0.03)          $(2.36)              $(1.55)
------------------------------------------  --------            ------           ------           ------               ------
Net asset value, end of period                $15.30            $13.35           $10.78           $14.32               $20.80
------------------------------------------  --------            ------           ------           ------               ------
Total return (%)&                              15.85(++)         24.71^          (24.54)          (21.25)               (4.85)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                      0.88              0.88             0.87             0.89                 0.85
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.47              0.83             0.52             0.20                 0.05
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               118               124               98               99                   93
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $339,259          $352,464         $488,917         $808,889           $1,083,760
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                          $0.06**             $--              $--              $--                  $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      0.88**              --               --               --                   --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.47**              --               --               --                   --
-----------------------------------------------------------------------------------------------------------------------------

  ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
   & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
   ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.22% lower.
(++) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                 YEARS ENDED 12/31                                  PERIOD
                                        ------------------------------------------------------------------           ENDED
                                               2004              2003             2002             2001           12/31/00*
Net asset value, beginning of period         $13.30            $10.74           $14.27           $20.78             $22.88^^
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)               $0.03             $0.07            $0.04            $0.00+++          $(0.03)###
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency               2.02              2.54            (3.56)           (4.15)             (2.07)
------------------------------------------  -------            ------           ------           ------             ------
Total from investment operations              $2.05             $2.61           $(3.52)          $(4.15)            $(2.10)
------------------------------------------  -------            ------           ------           ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                   $(0.12)           $(0.05)          $(0.01)             $--                $--
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                --                --               --            (2.32)                --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency
transactions                                     --                --               --            (0.04)                --
------------------------------------------  -------            ------           ------           ------             ------
Total distributions declared to
shareholders                                 $(0.12)           $(0.05)          $(0.01)          $(2.36)               $--
------------------------------------------  -------            ------           ------           ------             ------
Net asset value, end of period               $15.23            $13.30           $10.74           $14.27             $20.78
------------------------------------------  -------            ------           ------           ------             ------
Total return (%)&                             15.57(++)         24.37^          (24.72)          (21.39)             (9.18)^^++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                     1.13              1.13             1.10             1.09               1.05+
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.21              0.58             0.32             0.00              (0.15)+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              118               124               98               99                 93
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)    $9,424            $6,693           $6,211           $7,601             $3,543
--------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                         $0.03**             $--              $--              $--                $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                     1.13**              --               --               --                 --
--------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.21**              --               --               --                 --
--------------------------------------------------------------------------------------------------------------------------

   *  For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
  **  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
   +  Annualized.
  ++  Not annualized.
 +++  Per share amount was less than $0.01.
   #  Per share data are based on average shares outstanding.
  ##  Ratios do not reflect reductions from fees paid indirectly.
 ###  The per share amount is not in accordance with the net investment income for the period because of the timing of sales of series shares and the amount of per share net investment income at such time.
   &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
   ^  The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.22% lower.
  ^^  The net asset value and total return previously reported as $23.13 and (10.16)%, respectively, have been revised to reflect the net asset value from the day prior to the series' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(++)  The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - MFS Research Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 106 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The series was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the series received a partial cash settlement in the amount of $1,004,351, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.02 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.22% lower per class.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series was a participant in a class action lawsuit against Rite Aid Corporation. On February 18, 2004, the series received a cash settlement in the amount of $205,940.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $2,832 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $20,112 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03

Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                                     $3,788,235      $3,343,481
------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income decreased by $22,464 and accumulated net realized loss on investments and foreign currency transactions decreased by $22,464 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $1,559,568
              --------------------------------------------------
              Capital loss carryforward            (330,352,148)
              --------------------------------------------------
              Unrealized appreciation (depreciation) 36,961,448
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(167,500,935) and December 31, 2010, $(162,851,213).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $232,837, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $31,893, equivalent to 0.00932% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $119,777 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $129 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $397,551,399 and $451,603,962, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $351,962,875
      --------------------------------------------------------------
      Gross unrealized appreciation                      $40,863,361
      --------------------------------------------------------------
      Gross unrealized depreciation                       (3,903,835)
      --------------------------------------------------------------
      Net unrealized appreciation (depreciation)         $36,959,526
      --------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                  Year ended 12/31/03
                                      SHARES            AMOUNT             SHARES             AMOUNT

INITIAL CLASS SHARES

Shares sold                            1,351,102        $18,777,903         2,139,614         $24,919,907
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            274,670          3,713,537           297,424           3,318,731
---------------------------------------------------------------------------------------------------------
Shares reacquired                     (5,854,731)       (80,511,618)      (21,376,117)       (254,111,357)
---------------------------------------------------------------------------------------------------------
Net change                            (4,228,959)      $(58,020,178)      (18,939,079)      $(225,872,719)
---------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                              356,245         $4,908,864           363,095          $4,234,538
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              5,537             74,698             2,221              24,750
---------------------------------------------------------------------------------------------------------
Shares reacquired                       (246,171)        (3,302,738)         (440,510)         (4,854,356)
---------------------------------------------------------------------------------------------------------
Net change                               115,611         $1,680,824           (75,194)          $(595,068)
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $1,422, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Research Series:

We have audited the accompanying statement of assets and liabilities of MFS Research Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining products and
(born 05/30/42)                                                                   service provider), Vice Chairman/ Director
                                                                                  (since April 2001); Encinitos Ventures (private
                                                                                  investment company), Principal (1997 to April
                                                                                  2001); Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest Gas
                                                                                  Corporation (natural gas distribution company),
                                                                                  Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                   Capitol Entertainment Management Company (video
                                                                                  franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate investment
                                                                                  trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive Officer
                                                                                  (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services Company,
(born 10/20/63)               President                    (Advisory Trustee);    Chief Executive Officer, President, Chief
                                                           February-December      Investment Officer and Director
                                                           2004 (Trustee)

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and
                                                                                  Associate General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services Company,
(born 12/01/56)                                                                   Executive Vice President, General Counsel
                                                                                  and Secretary (since April 2004); Hale and
                                                                                  Dorr LLP (law firm), Partner (prior to April
                                                                                  2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services Company,
(born 10/01/53)                                                                   Vice President (since April 2003); Brown
                                                                                  Brothers Harriman & Co., Senior Vice President
                                                                                  (November 2002 to April 2003); ING Groep
                                                                                  N.V./Aeltus Investment Management, Senior Vice
                                                                                  President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services Company,
(born 03/09/61)               Assistant Clerk                                     Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services Company,
(born 08/29/58)                                                                   Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services Company,
(born 11/11/64)               Assistant Clerk                                     Vice President, Senior Counsel and Assistant
                                                                                  Secretary (since June 2004); Affiliated
                                                                                  Managers Group, Inc., Chief Legal Officer/
                                                                                  Centralized Compliance Program (January to
                                                                                  April 2004); Fidelity Research & Management
                                                                                  Company, Assistant General Counsel (prior to
                                                                                  January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services Company,
(born 11/13/57)                                                                    Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director, Chief
                                                                                  Administrative Officer and Director (February
                                                                                  1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services Company,
(born 06/12/60)                                                                    Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services Company,
(born 10/20/63)               President                    (Advisory Trustee);    Chief Executive Officer, President, Chief
                                                           February-December      Investment Officer and Director
                                                           2004 (Trustee)


Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services Company,
(born 08/08/46)                                            (Advisory Trustee);    Chairman (since February 2004); Harvard Law
                                                           February-December      School (education), John Olin Visiting
                                                           2004 (Trustee)         Professor (since July 2002); Secretary of
                                                                                  Economic Affairs, The Commonwealth of
                                                                                  Massachusetts (January 2002 to December 2002);
                                                                                  Fidelity Investments, Vice Chairman (June 2000
                                                                                  to December 2001); Fidelity Management &
                                                                                  Research Company (investment adviser),
                                                                                  President (March 1997 to July 2001); The Bank
                                                                                  of New York (financial services), Director;
                                                                                  Bell Canada Enterprises (telecommunications),
                                                                                  Director; Medtronic, Inc. (medical
                                                                                  technology), Director; Telesat (satellite
                                                                                  communications), Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture Partners
(born 08/05/57)                                                                   (venture capital), Co- founder and General
                                                                                  Partner (until June 2004); St. Paul Travelers
                                                                                  Companies (commercial property liability
                                                                                  insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        JP Morgan Chase Bank
DISTRIBUTOR                                             One Chase Manhattan Place
MFS Fund Distributors, Inc.                             New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC
                                                        ACCOUNTING FIRM
DIRECTOR OF GLOBAL EQUITY RESEARCH                      Deloitte & Touche LLP
David A. Antonelli                                      200 Berkeley Street, Boston, MA 02116

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
--------------------------------------------------------------------------------


A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
--------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VFR-ANN-02/05 69M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

MFS(R) INVESTORS TRUST SERIES

A path for pursuing opportunity

[graphic omitted]
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS TRUST SERIES

Objective: Seeks mainly to provide long-term growth of capital with a secondary objective to provide reasonable current income.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          4
------------------------------------------------
MANAGEMENT REVIEW                              5
------------------------------------------------
PERFORMANCE SUMMARY                            7
------------------------------------------------
EXPENSE TABLE                                 10
------------------------------------------------
PORTFOLIO OF INVESTMENTS                      11
------------------------------------------------
FINANCIAL STATEMENTS                          15
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 20
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        26
------------------------------------------------
TRUSTEES AND OFFICERS                         27
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         30
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                30
------------------------------------------------
FEDERAL TAX INFORMATION                       30
------------------------------------------------
CONTACT INFORMATION                   BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED       MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE        NOT A DEPOSIT
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              Stocks                                     25.6%
              Cash & Other Net Assets                     1.8%

              TOP TEN HOLDINGS
              Johnson & Johnson                           3.6%
              ------------------------------------------------
              United Technologies Corp.                   3.1%
              ------------------------------------------------
              BP PLC                                      2.7%
              ------------------------------------------------
              Tyco International Ltd.                     2.4%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.2%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.1%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       1.9%
              ------------------------------------------------
              Wells Fargo & Co.                           1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         15.5%
              ------------------------------------------------
              Health Care                                15.5%
              ------------------------------------------------
              Technology                                 14.7%
              ------------------------------------------------
              Industrial Goods & Services                11.9%
              ------------------------------------------------
              Consumer Staples                            8.0%
              ------------------------------------------------
              Energy                                      7.7%
              ------------------------------------------------
              Basic Materials                             5.2%
              ------------------------------------------------
              Retailing                                   5.0%
              ------------------------------------------------
              Leisure                                     5.0%
              ------------------------------------------------
              Utilities & Communications                  4.4%
              ------------------------------------------------
              Transportation                              2.3%
              ------------------------------------------------
              Autos & Housing                             1.7%
              ------------------------------------------------
              Special Products & Services                 1.0%
              ------------------------------------------------

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, Initial Class shares of the MFS VIT - Investors Trust Series provided a total return of 11.36%, while Service Class shares provided a total return of 11.12%. Both share classes outperformed the 10.87% return of its benchmark, the Standard & Poor's 500 Stock Index (S&P
500). The series' investment objectives are mainly to provide long-term growth of capital and, secondarily, to provide reasonable current income. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities. The series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a decline in the value of the U.S. dollar against most major currencies, as well as geopolitical uncertainty affected markets. Oil prices pulled back from their record levels, late in the year and investors turned their attention to strong corporate profits and economic growth.

CONTRIBUTORS TO PERFORMANCE

The series' best-performing sectors over the 12-month period were health care, basic materials, and industrial goods and services. Stock selection played the most significant role in these sectors' relative performance, while an overweighting in industrial goods and services also helped results.

In health care not owning Merck and not holding Pfizer during its period of underperformance helped results as did our position in Johnson & Johnson. In the basic materials sector our overweighting in agricultural products firm Monsanto enhanced relative returns. In the industrial goods and services sector our position in construction and mining equipment maker Caterpillar also aided relative results.

Our relative positioning in Walmart* and Intel* contributed to the series' relative returns. Our overweighting in oilfield services/equipment firm Halliburton Co. and our underweighting in Coca-Cola Co.* also aided relative results.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure, financial services, and technology sectors held back relative performance for the period. Although the leisure sector was the largest detractor from relative results, no individual leisure stocks were among the series' top detractors.

In the financial services sector our position in JP Morgan Chase hurt relative performance.

In the technology sector our holdings in telecommunications equipment maker Nortel* detracted from relative performance (Nortel is not a constituent of the S&P 500). Detractors within this sector were semiconductor maker Analog Devices and Cisco. Not owning wireless communications equipment maker QUALCOMM also detracted from relative results.

Securities in other sectors that detracted from relative performance included Exxon Mobil* compounded by our decision to sell the stock at the beginning of the period. This was offset by positions in BP & TOTAL, which are not in the index. Within the consumer staples sector the timing of the series' position in tobacco firm Altria* hurt results. Colgate Palmolive also detracted from results.

The series' cash position held back relative performance. As with nearly all of the VIT series, this portfolio holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the S&P 500
- rose, holding any cash hurt relative performance. The index does not have a cash position.

    Respectfully,

/s/ John D. Laupheimer, Jr.                       /s/ Kevin Beatty

    John D. Laupheimer, Jr.                           Kevin Beatty
    Portfolio Manager                                 Portfolio Manager

* Stock was not held at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

NOTE: As of December 31, 2004, the series no longer has a primary investment policy to seek to generate gross income equal to approximately 90% of the dividend yield on the S&P Index. The adviser now considers the portfolio's overall prospects for appreciation as well as income in managing the series.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, October 9, 1995, through December 31, 2004. Index information is from October 1, 1995.

                          MFS VIT
                       Investors Trust       Standard &
                         Series --           Poor's 500
                       Initial Class        Stock Index

          10/95            10,000              10,000
          12/95            10,664              10,602
          12/96            13,272              13,034
          12/97            17,225              17,381
          12/98            21,070              22,348
          12/99            22,481              27,050
          12/00            22,448              24,589
          12/01            18,867              21,669
          12/02            14,912              16,882
          12/03            18,214              21,721
          12/04            20,282              24,083

TOTAL RETURNS

------------------
Average annual
------------------

                          Class
     Share class      inception date     1-yr     3-yr      5-yr       Life*
  ----------------------------------------------------------------------------
       Initial           10/09/95        11.36%    2.44%     -2.04%      7.97%
  ----------------------------------------------------------------------------
       Service           5/01/00         11.12%    2.20%     -2.24%      7.85%
  ----------------------------------------------------------------------------

------------------
Average annual
------------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Standard & Poor's 500 Stock Index#     10.87%    3.58%     -2.30%      9.97%
  ----------------------------------------------------------------------------

------------------
Cumulative
------------------

     Share class                         1-yr     3-yr      5-yr       Life*
  ----------------------------------------------------------------------------
       Initial                           11.36%    7.50%     -9.78%    102.82%
  ----------------------------------------------------------------------------
       Service                           11.12%    6.75%    -10.70%    100.76%
  ----------------------------------------------------------------------------

* For the period from the commencement of the series' investment operations, October 9, 1995, through December 31, 2004. Index information is from October 1, 1995.

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The Standard & Poor's 500 Stock Index - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The performance shown reflects a non-recurring accrual made to the series on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   7/01/04-
                            Ratio       7/01/04        12/31/04       12/31/04
-------------------------------------------------------------------------------
         Actual           0.85%        $1,000          $1,089           $4.48
Initial  ----------------------------------------------------------------------
         Hypothetical     0.85%        $1,000          $1,021           $4.33
-------------------------------------------------------------------------------
         Actual           1.09%        $1,000          $1,088           $5.74
Service  ----------------------------------------------------------------------
         Hypothetical     1.09%        $1,000          $1,020           $5.55
-------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 97.9%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 5.0%
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  238,540       $13,250,897
------------------------------------------------------------------------------------------------
United Technologies Corp.                                              213,540        22,069,359
------------------------------------------------------------------------------------------------
                                                                                     $35,320,256
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                               99,270        $5,035,967
------------------------------------------------------------------------------------------------

Automotive - 0.8%
------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                  98,470        $5,982,053
------------------------------------------------------------------------------------------------

Banks & Credit Companies - 10.6%
------------------------------------------------------------------------------------------------
American Express Co.                                                   200,830       $11,320,787
------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  308,550        14,498,765
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        171,583         8,266,869
------------------------------------------------------------------------------------------------
Freddie Mac                                                            127,850         9,422,545
------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                389,460        15,192,835
------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                    77,170         3,748,919
------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                      202,620        12,592,833
------------------------------------------------------------------------------------------------
                                                                                     $75,043,553
------------------------------------------------------------------------------------------------
Biotechnology - 2.4%
------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            93,230        $5,980,705
------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                      31,250         2,081,563
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         148,280         8,610,620
------------------------------------------------------------------------------------------------
                                                                                     $16,672,888
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                   115,790        $3,389,173
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                      193,201         7,030,584
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                        304,250         8,458,150
------------------------------------------------------------------------------------------------
                                                                                     $18,877,907
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.2%
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              104,500       $10,872,180
------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                       95,340         6,984,608
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                          56,590         4,950,493
------------------------------------------------------------------------------------------------
                                                                                     $22,807,281
------------------------------------------------------------------------------------------------
Business Services - 1.0%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                   257,330        $6,947,910
------------------------------------------------------------------------------------------------

Chemicals - 4.2%
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                       216,320       $10,710,003
------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                          147,930         7,255,967
------------------------------------------------------------------------------------------------
Monsanto Co.                                                           140,080         7,781,444
------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                    62,370         4,251,139
------------------------------------------------------------------------------------------------
                                                                                     $29,998,553
------------------------------------------------------------------------------------------------
Computer Software - 3.6%
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           166,150        $4,361,438
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                              44,170         2,011,944
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                        1,008,660        13,838,815
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                189,140         5,399,947
------------------------------------------------------------------------------------------------
                                                                                     $25,612,144
------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.7%
------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                  108,900        $7,013,160
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                            295,750        12,462,905
------------------------------------------------------------------------------------------------
                                                                                     $19,476,065
------------------------------------------------------------------------------------------------
Construction - 0.9%
------------------------------------------------------------------------------------------------
Masco Corp.                                                            173,840        $6,350,375
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 4.8%
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  228,290       $11,679,316
------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                   205,800        11,335,464
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                  375,310        11,322,089
------------------------------------------------------------------------------------------------
                                                                                     $34,336,869
------------------------------------------------------------------------------------------------
Electrical Equipment - 3.9%
------------------------------------------------------------------------------------------------
General Electric Co.                                                   286,603       $10,461,010
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                484,190        17,304,951
------------------------------------------------------------------------------------------------
                                                                                     $27,765,961
------------------------------------------------------------------------------------------------
Electronics - 1.4%
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   220,830        $8,153,044
------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                            57,500         1,704,875
------------------------------------------------------------------------------------------------
                                                                                      $9,857,919
------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
------------------------------------------------------------------------------------------------
EnCana Corp.                                                            77,790        $4,438,697
------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                     27,710         1,977,386
------------------------------------------------------------------------------------------------
                                                                                      $6,416,083
------------------------------------------------------------------------------------------------
Energy - Integrated - 4.5%
------------------------------------------------------------------------------------------------
BP PLC, ADR                                                            332,094       $19,394,290
------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                       112,570        12,364,689
------------------------------------------------------------------------------------------------
                                                                                     $31,758,979
------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
------------------------------------------------------------------------------------------------
CVS Corp.                                                              171,400        $7,724,998
------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.5%
------------------------------------------------------------------------------------------------
General Mills, Inc.                                                    154,460        $7,678,207
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          186,501         9,735,352
------------------------------------------------------------------------------------------------
                                                                                     $17,413,559
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
------------------------------------------------------------------------------------------------
Carnival Corp.                                                         142,630        $8,219,767
------------------------------------------------------------------------------------------------

General Merchandise - 1.6%
------------------------------------------------------------------------------------------------
Target Corp.                                                           215,220       $11,176,375
------------------------------------------------------------------------------------------------

Insurance - 1.7%
------------------------------------------------------------------------------------------------
American International Group, Inc.                                     127,168        $8,351,123
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                 48,510         3,362,228
------------------------------------------------------------------------------------------------
                                                                                     $11,713,351
------------------------------------------------------------------------------------------------
Internet - 1.8%
------------------------------------------------------------------------------------------------
eBay, Inc.*                                                             60,340        $7,016,335
------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                         159,940         6,026,539
------------------------------------------------------------------------------------------------
                                                                                     $13,042,874
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                  66,970        $4,130,710
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                       16,800         2,103,780
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd., ADR^                                                109,040         1,711,895
------------------------------------------------------------------------------------------------
                                                                                      $7,946,385
------------------------------------------------------------------------------------------------
Machinery & Tools - 3.0%
------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                      121,650       $11,862,092
------------------------------------------------------------------------------------------------
Eaton Corp.                                                             86,740         6,276,506
------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                              34,890         3,233,605
------------------------------------------------------------------------------------------------
                                                                                     $21,372,203
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
------------------------------------------------------------------------------------------------
HCA, Inc.                                                              121,980        $4,874,321
------------------------------------------------------------------------------------------------

Medical Equipment - 4.2%
------------------------------------------------------------------------------------------------
Baxter International, Inc.                                             217,960        $7,528,338
------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                76,670         2,725,619
------------------------------------------------------------------------------------------------
Guidant Corp.                                                           96,920         6,987,932
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        173,970         8,641,090
------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                          32,780         3,662,169
------------------------------------------------------------------------------------------------
                                                                                     $29,545,148
------------------------------------------------------------------------------------------------
Oil Services - 2.3%
------------------------------------------------------------------------------------------------
Halliburton Co.                                                        236,410        $9,276,728
------------------------------------------------------------------------------------------------
Noble Corp.*                                                           144,250         7,174,995
------------------------------------------------------------------------------------------------
                                                                                     $16,451,723
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
------------------------------------------------------------------------------------------------
EMC Corp.*                                                             442,670        $6,582,503
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                       95,560         8,122,600
------------------------------------------------------------------------------------------------
                                                                                     $14,705,103
------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.2%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                    235,800       $11,000,070
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        133,460         7,573,855
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                      400,766        25,416,580
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                       67,860         7,783,460
------------------------------------------------------------------------------------------------
Wyeth                                                                  154,310         6,572,063
------------------------------------------------------------------------------------------------
                                                                                     $58,346,028
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
------------------------------------------------------------------------------------------------
Praxair, Inc.                                                          159,580        $7,045,457
------------------------------------------------------------------------------------------------

Specialty Stores - 2.3%
------------------------------------------------------------------------------------------------
Gap, Inc.                                                              306,550        $6,474,336
------------------------------------------------------------------------------------------------
Tiffany & Co.                                                           64,220         2,053,113
------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                         306,490         7,702,094
------------------------------------------------------------------------------------------------
                                                                                     $16,229,543
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.4%
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                359,032        $9,830,296
------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.1%
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                   798,342       $15,408,001
------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                 202,000         6,360,974
------------------------------------------------------------------------------------------------
                                                                                     $21,768,975
------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
------------------------------------------------------------------------------------------------
Sprint Corp.                                                           357,610        $8,886,609
------------------------------------------------------------------------------------------------

Trucking - 2.3%
------------------------------------------------------------------------------------------------
CNF, Inc.                                                               32,020        $1,604,202
------------------------------------------------------------------------------------------------
FedEx Corp.                                                             60,920         6,000,011
------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                       104,910         8,965,609
------------------------------------------------------------------------------------------------
                                                                                     $16,569,822
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.7%
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                49,940        $3,382,936
------------------------------------------------------------------------------------------------
Entergy Corp.                                                           27,260         1,842,503
------------------------------------------------------------------------------------------------
Exelon Corp.                                                           147,920         6,518,834
------------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                         8,770           655,558
------------------------------------------------------------------------------------------------
                                                                                     $12,399,831
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $600,486,115)                                        $693,523,131
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.0%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                         28,193,503       $28,193,503
------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.1%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received $21,934,002 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                               $21,930,000       $21,930,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $650,609,618)                                   $743,646,634
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.0)%                                              (35,650,114)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $707,996,520
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS
Investments, at value, including $27,576,501 of securities
on loan (identified cost, $650,609,618)                          $743,646,634
-------------------------------------------------------------------------------------------------------
Cash                                                                      150
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                        19,339
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                   1,176,274
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     725,400
-------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                  130,053
-------------------------------------------------------------------------------------------------------
Other assets                                                              458
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $745,698,308
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                  $9,082,208
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                  309,372
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         28,193,503
-------------------------------------------------------------------------------------------------------
Payable to affiliates

-------------------------------------------------------------------------------------------------------
  Management fee                                                       14,783
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             245
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                        526
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                101,151
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $37,701,788
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $707,996,520
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $732,678,040
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       93,047,426
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (121,604,537)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     3,875,591
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $707,996,520
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    39,174,763
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $631,827,473 / 34,939,648 shares of
  beneficial interest outstanding)                                                               $18.08
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $76,169,047 / 4,235,115 shares of
  beneficial interest outstanding)                                                               $17.99
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income

-------------------------------------------------------------------------------------------------------
  Dividends                                                         $9,005,685
-------------------------------------------------------------------------------------------------------
  Interest                                                             325,025
-------------------------------------------------------------------------------------------------------
  Other#                                                               130,053
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (172,039)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $9,288,724
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                    $4,552,772
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                17,510
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          213,112
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                     182,097
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                    53,282
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                        199,302
-------------------------------------------------------------------------------------------------------
  Printing                                                              79,161
-------------------------------------------------------------------------------------------------------
  Postage                                                                  149
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         39,172
-------------------------------------------------------------------------------------------------------
  Legal fees                                                            12,794
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         39,731
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $5,389,082
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (37,773)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (1,733)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $5,349,576
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $3,939,148
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $26,828,472
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (33,600)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $26,794,872
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                      $39,531,452
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           (5,992)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $39,525,460
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $66,320,332
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $70,259,480
-------------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                              $3,939,148                $3,525,746
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              26,794,872                (2,549,975)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               39,525,460                96,097,309
-----------------------------------------------------------------------------              ------------
Change in net assets from operations                              $70,259,480               $97,073,080
-----------------------------------------------------------------------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Initial Class                                                   $(3,214,381)              $(2,668,765)
-------------------------------------------------------------------------------------------------------
  Service Class                                                      (326,103)                 (269,655)
------------------------------------------------------------     ------------              ------------
Total distributions declared to shareholders                      $(3,540,484)              $(2,938,420)
------------------------------------------------------------     ------------              ------------
Change in net assets from series share transactions               $85,353,409               $29,446,912
------------------------------------------------------------     ------------              ------------
Total change in net assets                                       $152,072,405              $123,581,572
------------------------------------------------------------     ------------              ------------

NET ASSETS

At beginning of period                                           $555,924,115              $432,342,543
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $3,875,591 and $3,510,527, respectively)    $707,996,520              $555,924,115
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                           YEARS ENDED 12/31
                                             --------------------------------------------------------------------------------
                                                   2004               2003             2002             2001             2000

Net asset value, beginning of period             $16.34             $13.47           $17.12           $21.00           $21.31
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                          $0.11              $0.11            $0.09            $0.10            $0.12
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency                1.73               2.86            (3.66)           (3.40)           (0.16)
-------------------------------------------  ----------             ------           ------           ------           ------
Total from investment operations                  $1.84              $2.97           $(3.57)          $(3.30)          $(0.04)
-------------------------------------------  ----------             ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                       $(0.10)            $(0.10)          $(0.08)          $(0.09)          $(0.10)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                        --                 --               --            (0.35)           (0.17)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency
transactions                                         --                 --               --            (0.14)              --
-------------------------------------------  ----------             ------           ------           ------           ------
Total distributions declared to shareholders     $(0.10)            $(0.10)          $(0.08)          $(0.58)          $(0.27)
-------------------------------------------  ----------             ------           ------           ------           ------
Net asset value, end of period                   $18.08             $16.34           $13.47           $17.12           $21.00
-------------------------------------------  ----------             ------           ------           ------           ------
Total return (%)&                                 11.36^^            22.15           (20.96)          (15.95)           (0.15)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                         0.86               0.87             0.88             0.90             0.87
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.68               0.78             0.62             0.54             0.58
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   89                 88               71               84               71
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)      $631,827           $481,914         $378,720         $502,723         $492,481
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                             $0.11^               $--              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         0.86^                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.68^                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              YEARS ENDED 12/31                                  PERIOD
                                          ------------------------------------------------------------            ENDED
                                               2004             2003             2002             2001          12/31/00*
Net asset value, beginning of period          $16.26           $13.41           $17.07           $20.97             $20.90(+)
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                       $0.07            $0.08            $0.06            $0.05              $0.05
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency             1.73             2.84            (3.65)           (3.37)              0.02+++
------------------------------------------  --------           ------           ------           ------             ------
Total from investment operations               $1.80            $2.92           $(3.59)          $(3.32)             $0.07
------------------------------------------  --------           ------           ------           ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                    $(0.07)          $(0.07)          $(0.07)          $(0.09)               $--
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                 --               --               --            (0.35)                --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency
transactions                                      --               --               --            (0.14)                --
------------------------------------------  --------           ------           ------           ------             ------
Total distributions declared to shareholders  $(0.07)          $(0.07)          $(0.07)          $(0.58)               $--
------------------------------------------  --------           ------           ------           ------             ------
Net asset value, end of period                $17.99           $16.26           $13.41           $17.07             $20.97
------------------------------------------  --------           ------           ------           ------             ------
Total return (%)&                              11.12^^          21.84           (21.15)          (16.10)              0.38++(+)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                      1.11             1.12             1.11             1.10               1.10+
--------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.42             0.53             0.41             0.30               0.36+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                89               88               71               84                 71
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)    $76,169          $74,010          $53,623          $44,096             $8,808
--------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                          $0.07^             $--              $--              $--                $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      1.11^              --               --               --                 --
--------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.42^              --               --               --                 --
--------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(+) The net asset value and total return previously reported as $21.11 and (0.62)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - MFS Investors Trust Series (the series) is a diversified series of MFS Variable Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 91 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $3,477 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $34,296 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                               12/31/04        12/31/03
        Distributions declared from:
        ----------------------------------------------------------------
        Ordinary income                       $3,540,484      $2,938,420
        ----------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income decreased by $33,600, and accumulated net realized loss on investments and foreign currency transactions decreased by $33,600 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

            Undistributed ordinary income               $3,875,591
            -------------------------------------------------------
            Capital loss carryforward                 (116,115,973)
            -------------------------------------------------------
            Unrealized appreciation (depreciation)      87,558,862
            -------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

              EXPIRATION DATE

              December 31, 2009                    $(46,073,676)
              --------------------------------------------------
              December 31, 2010                     (65,516,458)
              --------------------------------------------------
              December 31, 2011                      (4,525,839)
              --------------------------------------------------
              Total                               $(116,115,973)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $130,053, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $53,282 equivalent to 0.0088% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $212,463 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $402 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $616,304,363 and $521,822,868, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

        Aggregate cost                              $656,098,182
        --------------------------------------------------------
        Gross unrealized appreciation                $92,002,727
        --------------------------------------------------------
        Gross unrealized depreciation                 (4,454,275)
        --------------------------------------------------------
        Net unrealized appreciation (depreciation)   $87,548,452
        --------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT
INITIAL CLASS SHARES
Shares sold                            9,367,712       $155,091,743        6,935,046       $100,507,824
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            199,280          3,214,381          192,693          2,688,765
--------------------------------------------------------------------------------------------------------
Shares reacquired                     (4,120,848)       (67,877,705)      (5,744,847)       (81,977,301)
--------------------------------------------------------------------------------------------------------
Net change                             5,446,144        $90,428,419        1,382,892        $21,219,288
--------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                              697,226        $11,474,395        1,103,931        $16,025,605
--------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             20,305            326,103           19,540            269,655
--------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,034,437)       (16,875,508)        (569,908)        (8,047,636)
--------------------------------------------------------------------------------------------------------
Net change                              (316,906)       $(5,075,010)         553,563         $8,247,624
--------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $3,336, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Investors Trust Series:

We have audited the accompanying statement of assets and liabilities of MFS Investors Trust Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Investors Trust Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

---------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
----------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                               POSITION(s) HELD           TRUSTEE/OFFICER            PRINCIPAL OCCUPATIONS DURING THE
NAME, DATE OF BIRTH                WITH FUND                 SINCE(1)            PAST FIVE YEARS & OTHER DIRECTORSHIPS(2)
-------------------            ----------------           ---------------        ----------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company),
                                                                                  Chairman, Trustee and Chief Executive
                                                                                  Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical
                                                                                  School, Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining products and
(born 05/30/42)                                                                   service provider), Vice Chairman/ Director
                                                                                  (since April 2001); Encinitos Ventures
                                                                                  (private investment company), Principal
                                                                                  (1997 to April 2001); Lincoln Electric
                                                                                  Holdings, Inc. (welding equipment
                                                                                  manufacturer), Director; Southwest Gas
                                                                                  Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                   Capitol Entertainment Management Company
                                                                                  (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society
                                                                                  (insurance), President and Chief Operating
                                                                                  Officer (until May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                   Director, Investment Banking Group (1997 to
                                                                                  February 2001); Borders Group, Inc. (book
                                                                                  and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals
                                                                                  (professional nutritional products), Chief
                                                                                  Executive Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services Company,
(born 10/20/63)               President                    (Advisory Trustee);    Chief Executive Officer, President, Chief
                                                           February-December      Investment Officer and Director
                                                           2004 (Trustee)

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services Company,
(born 03/06/59)               Assistant Clerk                                     Senior Vice President and Associate General
                                                                                  Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services Company,
(born 12/01/56)                                                                   Executive Vice President, General Counsel
                                                                                  and Secretary (since April 2004); Hale and
                                                                                  Dorr LLP (law firm), Partner (prior to
                                                                                  April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services Company,
(born 10/01/53)                                                                   Vice President (since April 2003); Brown
                                                                                  Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003);
                                                                                  ING Groep N.V./Aeltus Investment
                                                                                  Management, Senior Vice President (prior to
                                                                                  November 2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services Company,
(born 03/09/61)               Assistant Clerk                                     Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services Company,
(born 08/29/58)                                                                   Senior Vice President (since July 2002);
                                                                                  The Bank of New York, Senior Vice President
                                                                                  (September 2000 to July 2002); Lexington
                                                                                  Global Asset Managers, Inc., Executive Vice
                                                                                  President and Chief Financial Officer
                                                                                  (prior to September 2000); Lexington Funds,
                                                                                  Chief Financial Officer (prior to September
                                                                                  2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services Company,
(born 11/11/64)               Assistant Clerk                                     Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief
                                                                                  Legal Officer/ Centralized Compliance
                                                                                  Program (January to April 2004); Fidelity
                                                                                  Research & Management Company, Assistant
                                                                                  General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services Company,
(born 11/13/57)                                                                   Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services Company,
(born 06/12/60)                                                                   Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and
have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and
Pozen and Ms. Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services Company,
(born 10/20/63)               President                    (Advisory Trustee);    Chief Executive Officer, President, Chief
                                                           February-December      Investment Officer and Director
                                                           2004 (Trustee)

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services Company,
(born 08/08/46)                                            (Advisory Trustee);    Chairman 2004); Harvard Law (since
                                                           February-December      February School (education), John Olin
                                                           2004 (Trustee)         Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January
                                                                                  2002 to December 2002); Fidelity
                                                                                  Investments, Vice Chairman (June 2000 to
                                                                                  December 2001); Fidelity Management &
                                                                                  Research Company (investment adviser),
                                                                                  President (March 1997 to July 2001); The
                                                                                  Bank of New York (financial services),
                                                                                  Director; Bell Canada Enterprises
                                                                                  (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite
                                                                                  communications), Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture Partners
(born 08/05/57)                                                                   (venture capital), Co- founder and General
                                                                                  Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director

------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                            CUSTODIANS
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              JP Morgan Chase Bank
DISTRIBUTOR                                                   One Chase Manhattan Place
MFS Fund Distributors, Inc.                                   New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                                    INDEPENDENT REGISTERED PUBLIC
                                                              ACCOUNTING FIRM
PORTFOLIO MANAGERS                                            Deloitte & Touche LLP
John D. Laupheimer, Jr.                                       200 Berkeley Street, Boston, MA 02116
Katrina Mead
----------------------------------------------------------------------------------------------------------------------------

PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.
-------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C)2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                        VGI-ANN-02/05 54M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) NEW DISCOVERY SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) NEW DISCOVERY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
EXPENSE TABLE                                      8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              17
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     22
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            28
----------------------------------------------------
TRUSTEES AND OFFICERS                             29
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             32
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    32
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         97.6%
Cash & Other Net Assets         2.4%

TOP TEN HOLDINGS

Silicon Laboratories, Inc.                                                2.7%
------------------------------------------------------------------------------
DSP Group, Inc.                                                           1.5%
------------------------------------------------------------------------------
Gen-Probe, Inc.                                                           1.5%
------------------------------------------------------------------------------
Cytyc  Corp.                                                              1.5%
------------------------------------------------------------------------------
Aspect Medical Systems, Inc.                                              1.4%
------------------------------------------------------------------------------
Ariba, Inc.                                                               1.3%
------------------------------------------------------------------------------
Ventana Medical Systems, Inc.                                             1.3%
------------------------------------------------------------------------------
Universal Technical Institute, Inc.                                       1.3%
------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.                                              1.3%
------------------------------------------------------------------------------
WMS Industries, Inc.                                                      1.2%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Health Care                                                              22.6%
------------------------------------------------------------------------------
Technology                                                               21.5%
------------------------------------------------------------------------------
Special Products & Services                                              14.0%
------------------------------------------------------------------------------
Leisure                                                                   8.7%
------------------------------------------------------------------------------
Financial Services                                                        8.3%
------------------------------------------------------------------------------
Retailing                                                                 6.3%
------------------------------------------------------------------------------
Industrial Goods & Services                                               6.1%
------------------------------------------------------------------------------
Energy                                                                    2.5%
------------------------------------------------------------------------------
Autos & Housing                                                           2.4%
------------------------------------------------------------------------------
Transportation                                                            1.7%
------------------------------------------------------------------------------
Basic Materials                                                           1.6%
------------------------------------------------------------------------------
Consumer Staples                                                          1.0%
------------------------------------------------------------------------------
Utilities & Communications                                                0.9%
------------------------------------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, Initial Class shares of the MFS VIT New Discovery Series provided a total return of 6.52%, while Service Class shares provided a total return of 6.21%. Each share class underperformed the 14.31% return of the benchmark, the Russell 2000 Growth Index. The investment objective of the series is capital appreciation. The series seeks to achieve its objective by primarily investing in equity securities of emerging growth companies.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

DETRACTORS FROM PERFORMANCE

Stock selection in the health care and special products and services sectors held back relative performance for the period. Pharmaceutical company Medicis was among the series' top detractors. In the special products and services sector our positions in post-secondary education firms Career Education and Skillsoft* hurt relative results. Our underweighted position in the strong-performing energy sector also held back relative results, although no individual energy companies were among the series' top detractors.

Securities in other sectors that detracted from relative performance included positions in technology stocks PMC-Sierra, Powerwave Technologies*, and At Road Inc.*

The series' cash position also held back relative performance. As with nearly all of the VIT series, this portfolio holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the Russell 2000 Growth Index - rose, holding any cash hurt relative performance. The index does not have a cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection within the utilities and communications, autos and housing, and retailing sectors boosted relative results for the period. Communications companies Andrew Corp.* and SpectraSite were among the series' top contributors. In the autos and housing sector, our position in Eagle Materials aided relative returns. Our position in strong-performing retailer Petsmart*, a stock not in the benchmark, also contributed to the series' relative performance.

Stocks in other sectors that contributed to the series' relative returns included Aspect Medical Systems, First Marblehead, and Alliance Data Systems, as well as technology companies Open Text*, Digital River*, and McAfee*.

Respectfully,

/s/ Robert Henderson      /s/ Camille Lee              /s/ Thomas Wetherald

Robert Henderson              Camille Lee                  Thomas Wetherald
Portfolio Manager             Portfolio Manager            Portfolio Manager

* Stock was not held at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, May 1, 1998, through December 31, 2004. Index information is from May 1, 1998.

              MFS New Discovery          Russell 2000
           Series - Initial Class        Growth Index
------------------------------------------------------
 5/98               $10,000                $10,000
12/98                10,220                  8,883
12/99                17,723                 12,868
12/00                17,371                  9,982
12/01                16,497                  9,061
12/02                11,279                  6,319
12/03                15,082                  9,386
12/04                16,065                 10,729


TOTAL RETURNS

--------------
Average annual
--------------

                        Class
    Share class    inception date         1-yr      3-yr       5-yr      Life*
  ----------------------------------------------------------------------------
       Initial            5/1/98          6.52%    -0.88%     -1.94%     7.37%
  ----------------------------------------------------------------------------
       Service            5/1/00          6.21%    -1.13%     -2.15%     7.19%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Russell 2000 Growth Index#             14.31%     5.79%     -3.57%     1.06%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                         1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial                            6.52%    -2.62%     -9.35%    60.65%
  ----------------------------------------------------------------------------
       Service                            6.21%    -3.35%    -10.30%    58.97%
  ----------------------------------------------------------------------------


* For the period from the commencement of the series' investment operations, May 1, 1998, through December 31, 2004. Index information is from May 1, 1998.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 2000 Growth Index - measures the performance of U.S. small-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small, mid, or emerging growth companies is riskier than investing in more- established companies.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           1.00%      $1,000         $1,057          $5.18
 Initial  ----------------------------------------------------------------------
          Hypothetical*    1.00%      $1,000         $1,020          $5.09
--------------------------------------------------------------------------------
          Actual           1.25%      $1,000         $1,055          $6.47
Service   ----------------------------------------------------------------------
          Hypothetical*    1.25%      $1,000         $1,019          $6.36
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 97.6%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 1.2%
------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.^                                       49,700        $2,943,234
------------------------------------------------------------------------------------------------
Esterline Technologies Corp.*                                           38,900         1,270,085
------------------------------------------------------------------------------------------------
Hexcel Corp.^*                                                          76,600         1,110,700
------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                 292,480         2,866,304
------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.^*                                           41,600         1,224,288
------------------------------------------------------------------------------------------------
                                                                                      $9,414,611
------------------------------------------------------------------------------------------------
Airlines - 0.5%
------------------------------------------------------------------------------------------------
AirTran Holdings, Inc.^*                                               140,920        $1,507,844
------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                              564,110         2,029,904
------------------------------------------------------------------------------------------------
                                                                                      $3,537,748
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
------------------------------------------------------------------------------------------------
Carter's, Inc.^*                                                        44,210        $1,502,698
------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                              68,600         3,018,400
------------------------------------------------------------------------------------------------
Timberland Co., "A"^*                                                   55,980         3,508,267
------------------------------------------------------------------------------------------------
                                                                                      $8,029,365
------------------------------------------------------------------------------------------------
Automotive - 0.5%
------------------------------------------------------------------------------------------------
CLARCOR, Inc.                                                           69,600        $3,811,992
------------------------------------------------------------------------------------------------

Banks & Credit Companies - 7.3%
------------------------------------------------------------------------------------------------
Advance America, Cash Advance Centers, Inc.*                           119,810        $2,743,649
------------------------------------------------------------------------------------------------
Alabama National BanCorp.^                                              15,500           999,750
------------------------------------------------------------------------------------------------
Bank Mutual Corp.^                                                      28,200           343,194
------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^*                                       94,700         3,025,665
------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.                                            68,500         2,568,750
------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.^*                                    143,400         2,020,506
------------------------------------------------------------------------------------------------
East West Bancorp, Inc.^                                                68,700         2,882,652
------------------------------------------------------------------------------------------------
Education Lending Group, Inc.^*                                        290,940         4,512,479
------------------------------------------------------------------------------------------------
First BanCorp Puerto Rico                                               31,100         1,975,161
------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                   29,300           997,372
------------------------------------------------------------------------------------------------
Hanmi Financial Corp.^                                                  59,900         2,152,806
------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                         64,500         2,232,345
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                     70,600         3,528,588
------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                              38,330           853,226
------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.^                                                    116,400         2,475,828
------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^                                          359,800         5,504,940
------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.^                                  248,846         2,899,056
------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.^                                     78,400         1,518,608
------------------------------------------------------------------------------------------------
QC Holdings, Inc.^*                                                     62,000         1,187,920
------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.^                                                77,100         1,795,659
------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                              131,340         1,874,222
------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.^                                                    77,900         3,569,378
------------------------------------------------------------------------------------------------
W Holding Co., Inc.^                                                    89,228         2,046,890
------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                               34,600         1,970,816
------------------------------------------------------------------------------------------------
                                                                                     $55,679,460
------------------------------------------------------------------------------------------------

Biotechnology - 6.1%
------------------------------------------------------------------------------------------------
Affymetrix, Inc.^*                                                     110,310        $4,031,830
------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                 81,600         1,876,800
------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.^*                                             226,900         3,190,214
------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.^*                                       417,000         4,140,810
------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                      251,710        11,379,809
------------------------------------------------------------------------------------------------
Incyte Corp.^*                                                         116,260         1,161,437
------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                       198,600         2,297,802
------------------------------------------------------------------------------------------------
MannKind Corp.^*                                                       157,280         2,477,160
------------------------------------------------------------------------------------------------
Martek Biosciences Corp.^*                                              35,000         1,792,000
------------------------------------------------------------------------------------------------
Neurochem, Inc.^*                                                      201,240         3,527,737
------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                          56,490         2,784,957
------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.^*                                            14,700           476,133
------------------------------------------------------------------------------------------------
Vasogen, Inc.^*                                                        682,825         3,482,408
------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.^*                                        251,530         4,379,137
------------------------------------------------------------------------------------------------
                                                                                     $46,998,234
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.6%
------------------------------------------------------------------------------------------------
ADVO, Inc.                                                             102,810        $3,665,176
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                           221,080         3,577,074
------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                                  461,560         2,732,435
------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                  152,111         8,982,155
------------------------------------------------------------------------------------------------
Radio One, Inc., "A"^*                                                 351,910         5,665,751
------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"*                                         83,900         1,413,715
------------------------------------------------------------------------------------------------
Salem Communications Corp., "A"*                                        54,520         1,360,274
------------------------------------------------------------------------------------------------
                                                                                     $27,396,580
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.5%
------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.*                                            224,410        $3,817,214
------------------------------------------------------------------------------------------------

Business Services - 10.7%
------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                            92,600        $4,396,648
------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.^*                                              262,870         3,803,729
------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.*                                 68,415         4,430,555
------------------------------------------------------------------------------------------------
CACI International, Inc., "A"^*                                         61,300         4,176,369
------------------------------------------------------------------------------------------------
Charles River Associates, Inc.^*                                        25,120         1,174,862
------------------------------------------------------------------------------------------------
Concur Technologies, Inc.^*                                            204,730         1,824,144
------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                          68,640         4,594,762
------------------------------------------------------------------------------------------------
CoStar Group, Inc.*                                                    131,890         6,090,680
------------------------------------------------------------------------------------------------
Digitas, Inc.^*                                                        251,500         2,401,825
------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.*                                                47,000         1,222,940
------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                    44,800         3,084,480
------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                   78,202         4,577,945
------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                             906,550         7,161,745
------------------------------------------------------------------------------------------------
Labor Ready, Inc.^*                                                    141,700         2,397,564
------------------------------------------------------------------------------------------------
Laureate Education, Inc.^*                                              27,600         1,216,884
------------------------------------------------------------------------------------------------
SCP Pool Corp.^                                                         43,450         1,386,055
------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                          312,280         6,002,022
------------------------------------------------------------------------------------------------
Stamps.com, Inc.^                                                       92,100         1,458,864
------------------------------------------------------------------------------------------------
UAP Holding Corp.*                                                     127,900         2,208,833
------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                        407,510         5,167,227
------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.*                                   254,950         9,718,694
------------------------------------------------------------------------------------------------
ValueClick, Inc.*                                                      118,400         1,578,272
------------------------------------------------------------------------------------------------
WESCO International, Inc.*                                              74,300         2,202,252
------------------------------------------------------------------------------------------------
                                                                                     $82,277,351
------------------------------------------------------------------------------------------------
Chemicals - 0.1%
------------------------------------------------------------------------------------------------
Terra Industries, Inc.^*                                               104,800          $930,624
------------------------------------------------------------------------------------------------

Computer Software - 4.7%
------------------------------------------------------------------------------------------------
Altiris, Inc.^*                                                         52,400        $1,856,532
------------------------------------------------------------------------------------------------
ANSYS, Inc.^*                                                           54,800         1,756,888
------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                           297,240         7,532,061
------------------------------------------------------------------------------------------------
FileNet Corp.^*                                                         75,580         1,946,941
------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                           33,650         1,720,525
------------------------------------------------------------------------------------------------
Macromedia, Inc.^*                                                      90,800         2,825,696
------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                             121,850         7,341,463
------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                 129,140         3,352,474
------------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                        283,770         2,082,872
------------------------------------------------------------------------------------------------
Retalix Ltd.^*                                                          98,050         2,143,373
------------------------------------------------------------------------------------------------
SERENA Software, Inc.^*                                                163,000         3,527,320
------------------------------------------------------------------------------------------------
                                                                                     $36,086,145
------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.1%
------------------------------------------------------------------------------------------------
MICROS Systems, Inc.*                                                   26,400        $2,060,784
------------------------------------------------------------------------------------------------
National Instruments Corp.^                                            193,240         5,265,790
------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                 39,810           822,077
------------------------------------------------------------------------------------------------
                                                                                      $8,148,651
------------------------------------------------------------------------------------------------
Construction - 1.3%
------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                  88,800        $7,667,880
------------------------------------------------------------------------------------------------
Simpson Manufacturing, Inc.^                                            58,600         2,045,140
------------------------------------------------------------------------------------------------
                                                                                      $9,713,020
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                                62,500        $1,853,750
------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                89,640         3,585,600
------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                            171,593         3,233,670
------------------------------------------------------------------------------------------------
First Marblehead Corp.^*                                                45,810         2,576,813
------------------------------------------------------------------------------------------------
Nu Skin Enterprises, Inc., "A"^                                         55,000         1,395,900
------------------------------------------------------------------------------------------------
PlanetOut, Inc.^*                                                      138,530         1,884,008
------------------------------------------------------------------------------------------------
RC2 Corp.^*                                                             31,600         1,030,160
------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                75,780         8,319,886
------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc.^*                                               85,700         2,843,526
------------------------------------------------------------------------------------------------
                                                                                     $26,723,313
------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
------------------------------------------------------------------------------------------------
A.O. Smith Corp.^                                                       53,670        $1,606,880
------------------------------------------------------------------------------------------------
CUNO, Inc.^*                                                            27,500         1,633,500
------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                     100,000         3,416,000
------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                  203,610         7,325,888
------------------------------------------------------------------------------------------------
                                                                                     $13,982,268
------------------------------------------------------------------------------------------------

Electronics - 11.4%
------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                        390,530        $5,814,992
------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^*                                                   79,000         2,902,460
------------------------------------------------------------------------------------------------
Applied Films Corp.*                                                   238,180         5,135,161
------------------------------------------------------------------------------------------------
ATMI, Inc.^*                                                           153,860         3,466,466
------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                       515,365        11,508,100
------------------------------------------------------------------------------------------------
Exar Corp.*                                                             65,250           925,898
------------------------------------------------------------------------------------------------
Excel Technology, Inc.^*                                                61,300         1,593,800
------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc.^*                                           11,500           397,555
------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                      300,040         6,276,837
------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.*                                     69,900           808,044
------------------------------------------------------------------------------------------------
Micrel, Inc.^*                                                         221,300         2,438,726
------------------------------------------------------------------------------------------------
Microsemi Corp.*                                                         2,200            38,192
------------------------------------------------------------------------------------------------
MKS Instruments, Inc.^*                                                127,980         2,374,029
------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.^*                                        196,560         3,606,876
------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.^*                                                124,200         3,015,576
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                     602,620         6,779,475
------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                       328,430         4,506,060
------------------------------------------------------------------------------------------------
Silicon Image, Inc.^*                                                   95,725         1,575,634
------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                           593,670        20,962,488
------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc.*                                         1,372,840         3,473,285
------------------------------------------------------------------------------------------------
                                                                                     $87,599,654
------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
------------------------------------------------------------------------------------------------
Edge Petroleum Corp.^*                                                  48,940          $713,545
------------------------------------------------------------------------------------------------
Gasco Energy, Inc.^*                                                   247,800         1,055,628
------------------------------------------------------------------------------------------------
Houston Exploration Co.*                                                26,800         1,509,108
------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc.^*                                           60,000         2,206,800
------------------------------------------------------------------------------------------------
Stone Energy Corp.^*                                                    31,200         1,406,808
------------------------------------------------------------------------------------------------
Unit Corp.*                                                             29,200         1,115,732
------------------------------------------------------------------------------------------------
                                                                                      $8,007,621
------------------------------------------------------------------------------------------------
Engineering - Construction - 0.4%
------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                           244,710        $3,181,230
------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.5%
------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                              410,750        $3,618,708
------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 0.3%
------------------------------------------------------------------------------------------------
United Natural Foods, Inc.^*                                            64,600        $2,009,060
------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.2%
------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                          39,460        $1,735,056
------------------------------------------------------------------------------------------------

Furniture & Appliances - 0.6%
------------------------------------------------------------------------------------------------
Select Comfort Corp.^*                                                  48,900          $877,266
------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                      99,400         2,107,280
------------------------------------------------------------------------------------------------
Toro Co.                                                                21,900         1,781,565
------------------------------------------------------------------------------------------------
                                                                                      $4,766,111
------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.8%
------------------------------------------------------------------------------------------------
Aztar Corp.*                                                           102,600        $3,582,792
------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts, Inc.^                                          38,800         1,344,032
------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                 272,500         9,139,650
------------------------------------------------------------------------------------------------
                                                                                     $14,066,474
------------------------------------------------------------------------------------------------
General Merchandise - 0.5%
------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                 217,500        $3,514,800
------------------------------------------------------------------------------------------------

Health Maintenance Organizations - 0.7%
------------------------------------------------------------------------------------------------
AMERIGROUP Corp.^*                                                      13,000          $983,580
------------------------------------------------------------------------------------------------
Molina Healthcare, Inc.^*                                               22,000         1,020,360
------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.^*                                          25,600         1,410,816
------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc.^*                                           51,800         1,683,500
------------------------------------------------------------------------------------------------
                                                                                      $5,098,256
------------------------------------------------------------------------------------------------
Internet - 2.2%
------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                          621,640       $10,319,224
------------------------------------------------------------------------------------------------
InfoSpace, Inc.^*                                                      114,600         5,449,230
------------------------------------------------------------------------------------------------
Ninetowns Digital World Trade Holdings Ltd., ADR*                      114,200         1,227,650
------------------------------------------------------------------------------------------------
                                                                                     $16,996,104
------------------------------------------------------------------------------------------------
Leisure & Toys - 2.0%
------------------------------------------------------------------------------------------------
Activision, Inc.*                                                      234,510        $4,732,412
------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                  116,700         4,059,993
------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                            285,820         6,556,711
------------------------------------------------------------------------------------------------
                                                                                     $15,349,116
------------------------------------------------------------------------------------------------
Machinery & Tools - 2.4%
------------------------------------------------------------------------------------------------
Actuant Corp., "A"*                                                     38,600        $2,012,990
------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                             35,600         1,446,784
------------------------------------------------------------------------------------------------
Cognex Corp.                                                           257,760         7,191,504
------------------------------------------------------------------------------------------------
IDEX Corp.^                                                             47,000         1,903,500
------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.^                                        55,500         1,916,970
------------------------------------------------------------------------------------------------
RTI International Metals, Inc.*                                        105,900         2,175,186
------------------------------------------------------------------------------------------------
Terex Corp.*                                                            42,000         2,001,300
------------------------------------------------------------------------------------------------
                                                                                     $18,648,234
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.0%
------------------------------------------------------------------------------------------------
Advisory Board Co.*                                                     44,830        $1,653,330
------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                           6,400           340,288
------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.^*                                            109,300         3,805,826
------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                       423,640         4,660,040
------------------------------------------------------------------------------------------------
TriZetto Group, Inc.*                                                  194,540         1,848,130
------------------------------------------------------------------------------------------------
VistaCare, Inc., "A"^*                                                 161,300         2,682,419
------------------------------------------------------------------------------------------------
                                                                                     $14,990,033
------------------------------------------------------------------------------------------------
Medical Equipment - 11.2%
------------------------------------------------------------------------------------------------
Align Technology, Inc.^*                                               173,970        $1,870,177
------------------------------------------------------------------------------------------------
AngioDynamics, Inc.*                                                    22,800           505,020
------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                         438,770        10,732,314
------------------------------------------------------------------------------------------------
Closure Medical Corp.^*                                                 51,540         1,005,030
------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                      411,450         3,338,917
------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                      42,200           874,384
------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                           404,304        11,146,661
------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc.^*                                                 191,580         4,103,644
------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc.^*                                            71,500         1,280,565
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                 57,970         3,616,169
------------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc.^*                                         141,360         3,476,042
------------------------------------------------------------------------------------------------
Hogy Medical Co. Ltd.                                                   87,400         4,098,935
------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*                                             140,983         7,696,262
------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.^*                                   56,100         2,071,773
------------------------------------------------------------------------------------------------
Mentor Corp.^                                                           58,600         1,977,164
------------------------------------------------------------------------------------------------
Millipore Corp.*                                                        76,000         3,785,560
------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.^*                                          152,260         1,821,030
------------------------------------------------------------------------------------------------
PolyMedica Corp.^                                                       56,700         2,114,343
------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.^*                                       43,700         1,546,106
------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                       579,410         6,037,452
------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                        158,360        10,133,456
------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc.*                                                25,540           485,260
------------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.^*                                      128,330         1,735,022
------------------------------------------------------------------------------------------------
                                                                                     $85,451,286
------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
------------------------------------------------------------------------------------------------
Aber Diamond Corp.^                                                    115,190        $4,063,788
------------------------------------------------------------------------------------------------

Oil Services - 1.5%
------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                                                  30,700        $1,599,470
------------------------------------------------------------------------------------------------
Cal Dive International, Inc.^*                                          62,500         2,546,875
------------------------------------------------------------------------------------------------
Grey Wolf, Inc.^*                                                      388,100         2,045,287
------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc.*                                           64,600         2,161,516
------------------------------------------------------------------------------------------------
Maverick Tube Corp.^*                                                   68,600         2,078,580
------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.^*                                        78,200         1,205,062
------------------------------------------------------------------------------------------------
                                                                                     $11,636,790
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.3%
------------------------------------------------------------------------------------------------
Maxtor Corp.^*                                                         374,200        $1,983,260
------------------------------------------------------------------------------------------------

Pharmaceuticals - 2.6%
------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.*                                        345,710        $3,024,962
------------------------------------------------------------------------------------------------
Connetics Corp.^*                                                       41,000           995,890
------------------------------------------------------------------------------------------------
Corcept Therapeutics, Inc.*                                             80,310           501,937
------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                        214,090         3,590,289
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                     275,510         9,673,156
------------------------------------------------------------------------------------------------
PRA International^*                                                     93,340         2,312,965
------------------------------------------------------------------------------------------------
                                                                                     $20,099,199
------------------------------------------------------------------------------------------------
Pollution Control - 0.3%
------------------------------------------------------------------------------------------------
Waste Connections, Inc.^*                                               58,600        $2,007,050
------------------------------------------------------------------------------------------------

Printing & Publishing - 0.2%
------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"^*                                        143,460        $1,763,123
------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.3%
------------------------------------------------------------------------------------------------
Arlington Tankers Ltd.*                                                 41,600          $954,720
------------------------------------------------------------------------------------------------
Tidewater, Inc.^                                                        32,500         1,157,325
------------------------------------------------------------------------------------------------
                                                                                      $2,112,045
------------------------------------------------------------------------------------------------
Real Estate - 0.5%
------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.*                                           64,800        $2,174,040
------------------------------------------------------------------------------------------------
Saxon Capital, Inc.                                                     74,800         1,794,452
------------------------------------------------------------------------------------------------
                                                                                      $3,968,492
------------------------------------------------------------------------------------------------
Restaurants - 1.1%
------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                       72,800        $4,102,280
------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                   63,200         2,013,552
------------------------------------------------------------------------------------------------
Sonic Corp.*                                                            77,700         2,369,850
------------------------------------------------------------------------------------------------
                                                                                      $8,485,682
------------------------------------------------------------------------------------------------
Special Products & Services - 0.5%
------------------------------------------------------------------------------------------------
Ceradyne, Inc.^*                                                        18,120        $1,036,645
------------------------------------------------------------------------------------------------
Headwaters, Inc.^*                                                      41,700         1,188,450
------------------------------------------------------------------------------------------------
Mine Safety Appliances Co.^                                             27,400         1,389,180
------------------------------------------------------------------------------------------------
                                                                                      $3,614,275
------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.8%
------------------------------------------------------------------------------------------------
Airgas, Inc.                                                            74,300        $1,969,693
------------------------------------------------------------------------------------------------
Cytec Industries, Inc.^                                                 46,100         2,370,462
------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                      38,300         1,907,340
------------------------------------------------------------------------------------------------
                                                                                      $6,247,495
------------------------------------------------------------------------------------------------
Specialty Stores - 4.2%
------------------------------------------------------------------------------------------------
1-800-Flowers.com, Inc., "A"^*                                          91,300          $767,833
------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                        38,700         1,114,947
------------------------------------------------------------------------------------------------
Audible, Inc.*                                                         102,610         2,672,990
------------------------------------------------------------------------------------------------
Celebrate Express, Inc.^*                                               86,660         1,646,540
------------------------------------------------------------------------------------------------
Coldwater Creek, Inc.*                                                  69,300         2,139,291
------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"^                                                187,000         3,422,100
------------------------------------------------------------------------------------------------
GameStop Corp.^*                                                        81,200         1,815,632
------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                             203,110         1,885,878
------------------------------------------------------------------------------------------------
Regis Corp.                                                            114,495         5,283,944
------------------------------------------------------------------------------------------------
Tractor Supply Co.^*                                                   112,360         4,180,916
------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^*                                                 94,500         2,894,535
------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                    162,030         4,010,243
------------------------------------------------------------------------------------------------
                                                                                     $31,834,849
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.8%
------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                            34,200          $654,588
------------------------------------------------------------------------------------------------
AudioCodes Ltd.*                                                       246,710         4,097,853
------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                              189,280         3,522,501
------------------------------------------------------------------------------------------------
Tekelec^*                                                              119,200         2,436,448
------------------------------------------------------------------------------------------------
ViaSat, Inc.^*                                                         127,600         3,096,852
------------------------------------------------------------------------------------------------
                                                                                     $13,808,242
------------------------------------------------------------------------------------------------
Telephone Services - 0.9%
------------------------------------------------------------------------------------------------
Arbinet-thexchange, Inc.*                                               16,750          $416,237
------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                    114,000         6,600,600
------------------------------------------------------------------------------------------------
                                                                                      $7,016,837
------------------------------------------------------------------------------------------------

Trucking - 0.9%
------------------------------------------------------------------------------------------------
Arkansas Best Corp.^                                                    21,200          $951,668
------------------------------------------------------------------------------------------------
CNF, Inc.                                                               22,800         1,142,280
------------------------------------------------------------------------------------------------
EGL, Inc.^*                                                             30,500           911,645
------------------------------------------------------------------------------------------------
Landstar Systems, Inc.^*                                                31,400         2,312,296
------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.^                                                    26,000         1,768,520
------------------------------------------------------------------------------------------------
                                                                                      $7,086,409
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $645,879,495)                                        $747,305,855
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.0%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                        176,365,972      $176,365,972
------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.0%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received
$15,561,840 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at
Cost                                                               $15,559,000       $15,559,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $837,804,467)                                   $939,230,827
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (22.6)%                                            (173,081,488)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $766,149,339
------------------------------------------------------------------------------------------------
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $172,320,973 of securities
on loan (identified cost, $837,804,467)                          $939,230,827
-------------------------------------------------------------------------------------------------------
Cash                                                                      495
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                    10,533,876
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                   1,255,086
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     166,857
-------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                   29,985
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $951,217,126
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                  $6,840,132
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                1,755,690
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value*                       176,365,972
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                       19,017
-------------------------------------------------------------------------------------------------------
  Shareholder servicing cost                                              931
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                      2,670
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 83,375
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $185,067,787
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $766,149,339
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $720,518,209
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and
liabilities in foreign currencies                                 101,426,643
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (55,795,513)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $766,149,339
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    51,804,497
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $380,100,287 / 25,566,524 shares of
  beneficial interest outstanding)                                                               $14.87
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $386,049,052 / 26,237,973 shares of
  beneficial interest outstanding)                                                               $14.71
-------------------------------------------------------------------------------------------------------

* Non-cash collateral not included.
SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT LOSS

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                         $1,691,323
-------------------------------------------------------------------------------------------------------
  Interest                                                             316,672
-------------------------------------------------------------------------------------------------------
  Income on securities loaned                                          280,900
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (3,711)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $2,285,184
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                    $6,126,101
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                16,806
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          239,289
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                     893,229
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                    61,697
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                        191,033
-------------------------------------------------------------------------------------------------------
  Printing                                                              76,955
-------------------------------------------------------------------------------------------------------
  Postage                                                                  158
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         54,576
-------------------------------------------------------------------------------------------------------
  Legal fees                                                            14,123
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         77,225
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,751,192
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (22,840)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                             (270)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $7,728,082
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(5,442,898)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $49,758,510
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          1,236
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $49,759,746
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                         $260,650
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies              283
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                           $260,933
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $50,020,679
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $44,577,781
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                               $(5,442,898)              $(3,500,938)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              49,759,746                10,696,479
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                  260,933               127,475,348
--------------------------------------------------------------  -------------              ------------
Change in net assets from operations                              $44,577,781              $134,670,889
--------------------------------------------------------------  -------------              ------------
Net change in net assets from series share transactions           $82,195,286              $170,522,580
--------------------------------------------------------------  -------------              ------------
Total change in net assets                                       $126,773,067              $305,193,469
--------------------------------------------------------------  -------------              ------------

NET ASSETS

At beginning of period                                           $639,376,272              $334,182,803
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $0 and $15,782, respectively)               $766,149,339              $639,376,272
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                           YEARS ENDED 12/31
                                             --------------------------------------------------------------------------------
                                                   2004               2003             2002             2001             2000

Net asset value, beginning of period             $13.96             $10.44           $15.27           $16.61           $17.27
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment loss(S)                           $(0.09)            $(0.08)          $(0.07)          $(0.09)          $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency                1.00               3.60            (4.76)           (0.74)           (0.26)
---------------------------------------------  --------             ------           ------           ------           ------
Total from investment operations                  $0.91              $3.52           $(4.83)          $(0.83)          $(0.34)
---------------------------------------------  --------             ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and
foreign currency transactions                       $--                $--              $--           $(0.35)          $(0.32)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency transactions        --                 --               --            (0.16)              --
---------------------------------------------  --------             ------           ------           ------           ------
Total distributions declared to
shareholders                                        $--                $--              $--           $(0.51)          $(0.32)
---------------------------------------------  --------             ------           ------           ------           ------
Net asset value, end of period                   $14.87             $13.96           $10.44           $15.27           $16.61
---------------------------------------------  --------             ------           ------           ------           ------
Total return (%)&                                  6.52              33.72           (31.63)           (5.03)           (1.99)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.01               1.04             1.05             1.06             1.08
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.67)             (0.62)           (0.56)           (0.61)           (0.48)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  134                 88               90               63               65
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)      $380,100           $290,364         $157,863         $194,098         $145,113
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, MFS had contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees. This arrangement was effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeded the series' actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on May 1, 2003. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                              $(0.09)*           $(0.08)*         $(0.07)*         $(0.09)*         $(0.09)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.01*              1.04*            1.05*            1.09             1.11
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.67)*            (0.62)*          (0.56)*          (0.64)           (0.51)
-----------------------------------------------------------------------------------------------------------------------------
 * Reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              YEARS ENDED 12/31                                  PERIOD
                                          ------------------------------------------------------------            ENDED
                                               2004             2003             2002             2001         12/31/00**

Net asset value, beginning of period        $13.85           $10.38           $15.22           $16.59             $17.24***
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment loss(S)                      $(0.13)          $(0.11)          $(0.09)          $(0.12)            $(0.07)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments and foreign currency    0.99             3.58            (4.75)           (0.75)             (0.58)
------------------------------------------  -------           ------           ------           ------             ------
Total from investment operations             $0.86            $3.47           $(4.84)          $(0.87)            $(0.65)
------------------------------------------  ------           ------           ------           ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments
and foreign currency transactions              $--              $--              $--           $(0.34)               $--
------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and
foreign currency transactions                   --               --               --            (0.16)                --
------------------------------------------  ------           ------           ------           ------             ------
Total distributions declared to
shareholders                                   $--              $--              $--           $(0.50)               $--
------------------------------------------  ------           ------           ------           ------             ------
Net asset value, end of period              $14.71           $13.85           $10.38           $15.22             $16.59
------------------------------------------  ------           ------           ------           ------             ------
Total return (%)&                             6.21            33.43           (31.80)           (5.25)             (3.77)++***
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.26             1.29             1.28             1.26               1.26+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                          (0.92)           (0.88)           (0.78)           (0.82)             (0.67)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             134               88               90               63                 65
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted) $386,049         $349,012         $176,319         $124,272            $42,304
------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of
Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, MFS had contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees. This arrangement was effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets.
To the extent that the expense reimbursement fee exceeded the series' actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on May 1, 2003. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                         $(0.13)*         $(0.11)*         $(0.09)*         $(0.12)*           $(0.08)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.26*            1.29*            1.28*            1.29               1.29+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                          (0.92)*          (0.87)           (0.78)*          (0.85)             (0.70)+
------------------------------------------------------------------------------------------------------------------------

  * Reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
*** The net asset value and total return previously reported as $17.73 and (6.43)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from the inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 129 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplier valuations. All other short term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At December 31, 2004, the value of securities loaned was $172,320,973. These loans were collateralized by cash of $176,365,972 and non-cash U.S. Treasury obligations of $234,723.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $7,692 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $15,148 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, net operating losses and wash sales.

The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

During the year ended December 31, 2004, accumulated net investment loss decreased by $5,427,116, accumulated net realized loss on investments and foreign currency transactions decreased by $14,546, and paid-in capital decreased by $5,441,662 due to differences between book and tax accounting for foreign currency transactions, net operating losses and real estate investment trusts. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Capital loss carryforward            $(49,418,250)
              --------------------------------------------------
              Unrealized appreciation (depreciation) 95,050,512
              --------------------------------------------------
              Other temporary differences                (1,132)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets. MFS had contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees. This arrangement was effected by MFS bearing all of the series' Other Expenses during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeded the series' actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on May 1, 2003.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $29,985, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $61,697 equivalent to 0.0091% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $238,237 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $431 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $973,072,611 and $889,099,969, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                 $844,180,598
       ------------------------------------------------------------
       Gross unrealized appreciation                  $106,648,025
       ------------------------------------------------------------
       Gross unrealized depreciation                   (11,597,796)
       ------------------------------------------------------------
       Net unrealized appreciation (depreciation)     $ 95,050,229
       ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                        Year ended 12/31/04                  Year ended 12/31/03
                                     SHARES            AMOUNT             SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                           8,568,075       $119,629,750        16,506,915       $197,171,228
----------------------------------------------------------------------------------------------------------
Shares reacquired                    (3,802,207)       (52,951,235)      (10,831,293)      (126,527,936)
----------------------------------------------------------------------------------------------------------
Net change                            4,765,868        $66,678,515         5,675,622        $70,643,292
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                           5,596,204        $77,977,819        10,841,985       $130,966,071
----------------------------------------------------------------------------------------------------------
Shares reacquired                    (4,559,101)       (62,461,048)       (2,625,398)       (31,086,783)
----------------------------------------------------------------------------------------------------------
Net change                            1,037,103        $15,516,771         8,216,587        $99,879,288
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $3,409, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS New Discovery Series:

We have audited the accompanying statement of assets and liabilities of MFS New Discovery Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS New Discovery Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company),
                                                                                  Chairman, Trustee and Chief Executive
                                                                                  Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining products
(born 05/30/42)                                                                   and service provider), Vice Chairman/
                                                                                  Director (since April 2001); Encinitos
                                                                                  Ventures (private investment company),
                                                                                  Principal (1997 to April 2001); Lincoln
                                                                                  Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director;
                                                                                  Southwest Gas Corporation (natural gas
                                                                                  distribution company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
(born 09/27/41)                                                                   consultant; Capitol Entertainment
                                                                                  Management Company (video franchise),
                                                                                  Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial
(born 12/21/44)                                                                   services and insurance), Vice Chairman
                                                                                  and Chief Operating Officer (until May
                                                                                  2001); The Equitable Life Assurance
                                                                                  Society (insurance), President and Chief
                                                                                  Operating Officer (until May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking
                                                                                  Group (1997 to February 2001); Borders
                                                                                  Group, Inc. (book and music retailer),
                                                                                  Director; Federal Realty Investment
                                                                                  Trust (real estate investment trust),
                                                                                  Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President;
                                                                                  Wellfleet Investments (investor in
                                                                                  health care companies), Managing General
                                                                                  Partner (since 1993); Cambridge
                                                                                  Nutraceuticals (professional nutritional
                                                                                  products), Chief Executive Officer
                                                                                  (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry
(born 04/25/46)                                                                   consultant

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and
                                                                                  Associate General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President,
                                                                                  General Counsel and Secretary (since
                                                                                  April 2004); Hale and Dorr LLP (law
                                                                                  firm), Partner (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April
                                                                                  2003); Brown Brothers Harriman & Co.,
                                                                                  Senior Vice President (November 2002 to
                                                                                  April 2003); ING Groep N.V./Aeltus
                                                                                  Investment Management, Senior Vice
                                                                                  President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since
                                                                                  July 2002); The Bank of New York, Senior
                                                                                  Vice President (September 2000 to July
                                                                                  2002); Lexington Global Asset Managers,
                                                                                  Inc., Executive Vice President and Chief
                                                                                  Financial Officer (prior to September
                                                                                  2000); Lexington Funds, Chief Financial
                                                                                  Officer (prior to September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel
                                                                                  and Assistant Secretary (since June
                                                                                  2004); Affiliated Managers Group, Inc.,
                                                                                  Chief Legal Officer/ Centralized
                                                                                  Compliance Program (January to April
                                                                                  2004); Fidelity Research & Management
                                                                                  Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004);
                                                                                  CRA Business Strategies Group
                                                                                  (consulting services), Executive Vice
                                                                                  President (April 2003 to June 2004);
                                                                                  David L. Babson & Co. (investment
                                                                                  adviser), Managing Director, Chief
                                                                                  Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education),
                                                           2004 (Trustee)         John Olin Visiting Professor (since July
                                                                                  2002); Secretary of Economic Affairs,
                                                                                  The Commonwealth of Massachusetts
                                                                                  (January 2002 to December 2002);
                                                                                  Fidelity Investments, Vice Chairman
                                                                                  (June 2000 to December 2001); Fidelity
                                                                                  Management & Research Company
                                                                                  (investment adviser), President (March
                                                                                  1997 to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell
                                                                                  Canada Enterprises (telecommunications
                                                                                  ), Director; Medtronic, Inc. (medical
                                                                                  technology), Director; Telesat
                                                                                  (satellite communications), Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co-founder
                                                                                  and General Partner (until June 2004);
                                                                                  St. Paul Travelers Companies (commercial
                                                                                  property liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Robert Henderson
Camille Lee
Thomas Wetherald

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VND-ANN-02/05 82M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) MID CAP GROWTH SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLE                                      9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     19
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            25
----------------------------------------------------
TRUSTEES AND OFFICERS                             26
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             29
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    29
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

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LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         96.8%
Cash & Other Net Assets         3.2%

TOP TEN HOLDINGS

Cytyc Corp.                                                               2.5%
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Getty Images, Inc.                                                        2.3%
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Legg Mason, Inc.                                                          2.1%
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Genzyme Corp.                                                             2.0%
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Citadel Broadcasting Corp.                                                1.9%
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Medicis Pharmaceutical Corp., "A"                                         1.9%
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Waters Corp.                                                              1.9%
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Comverse Technology, Inc.                                                 1.7%
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American Tower Corp.                                                      1.7%
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Amdocs Ltd.                                                               1.7%
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SECTOR WEIGHTINGS

Health Care                                                              25.9%
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Technology                                                               23.2%
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Leisure                                                                  15.8%
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Special Products & Services                                              10.9%
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Retailing                                                                 5.6%
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Financial Services                                                        4.3%
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Utilities & Communications                                                4.1%
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Energy                                                                    2.7%
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Industrial Goods & Services                                               1.8%
------------------------------------------------------------------------------
Transportation                                                            1.5%
------------------------------------------------------------------------------
Basic Materials                                                           1.0%
------------------------------------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS
For the year ended December 31, 2004, the MFS(R) VIT - Mid Cap Growth Series provided a total return of 14.56% for the Initial Class shares and 14.38% for the Service Class shares. This compares with a return of 15.48%, for the series' benchmark, the Russell Midcap Growth Index. The investment objective for the series is to seek long-term growth of capital. The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities with medium market capitalizations, which MFS believes have reasonable valuations and above-average growth potential. Medium market capitalization companies are defined by the series as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the series' investment.

MARKET ENVIRONMENT
In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

DETRACTORS FROM PERFORMANCE
Stock selection in leisure and consumer staples detracted from relative performance. Our underweighted position in the strong performing industrial goods and services sector held back results.

Several leisure stocks held back results including radio broadcasters Citadel Broadcasting, Westwood One and Entercom Communications, as well as cable television provider NTL. NTL is not held by the benchmark.

In consumer staples, frozen dessert maker CoolBrands International* detracted from relative performance. While special products and services was a top performing sector, it contained one of the top overall detractors at the stock level, secondary education provider Corinthian Colleges*.

Elsewhere several stocks in the technology sector held back relative results including PMC-Sierra, Red Hat, and Apple Computer. PMC-Sierra manufactures semiconductors primarily for use in broadband networking. Red Hat markets the open source operating system, Linux. We did not own Apple Computer and thus failed to participate in its significant price appreciation.

In retailing, Tiffany & Co. dampened relative results.

CONTRIBUTORS TO PERFORMANCE
Stock selection in utilities and communications, health care, and special products and services contributed to relative performance. All three sectors contained some of our better performing positions. Our overweighted position in the strong performing utilities and communications sector contributed to relative performance.

In health care, our positions in medical testing firm Cytyc, and medical device manufacturer C.R. Bard aided relative results. Cytyc's ThinPrep system is used in detecting cancer.

In the utilities and communications sector, positions in strong performing communication tower operators American Tower Corp., SpectraSite and Crown Castle International (CCI) aided relative performance.

In the special products and services sector, job search site operator, Monster Worldwide, aided results.

Other top relative performers included Marvell Technology Group and Comverse Technology. While leisure was a significant detractor from relative performance, it contained a top overall contributor, Royal Caribbean Cruises Ltd.

Respectfully,

/s/ Eric Fischman          /s/ Camille Lee           /s/ David Sette-Ducati

Eric Fischman                  Camille Lee               David Sette-Ducati
Portfolio Manager              Portfolio Manager         Portfolio Manager

* Stock was not held in the portfolio at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT For the period from the commencement of the series' investment operations, April 28, 2000, through December 31, 2004. Index information is from May 1, 2000.

            MFS VIT Mid Cap           Russell
             Growth Series            Mid Cap
            - Initial Class        Growth Index
-----------------------------------------------
4/00             $10,000             $10,000
12/00              9,740               8,069
12/01              8,030               6,443
12/02              4,561               4,678
12/03              6,250               6,675
12/04              7,160               7,709


TOTAL RETURNS

--------------
Average annual
--------------

                             Class
      Share class        inception date        1-yr         3-yr        Life*
  ----------------------------------------------------------------------------
        Initial             4/28/00            14.56%       -3.75%      -6.89%
  ----------------------------------------------------------------------------
        Service             5/01/00            14.38%       -4.03%      -7.12%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Russell Midcap Growth
  Index#                                       15.48%        6.16%      -5.42%

--------------
 Cumulative
--------------

  ----------------------------------------------------------------------------
        Initial                                14.56%      -10.83%     -28.40%
  ----------------------------------------------------------------------------
        Service                                14.38%      -11.62%     -29.24%
  ----------------------------------------------------------------------------

* For the period from the commencement of the series' investment operations, April 28, 2000, through December 31, 2004. Index information is from May 1, 2000.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell Midcap Growth Index - measures U.S. mid-cap growth stocks.

It is not possible to invest in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small, mid, or emerging growth companies is riskier than investing in more-established companies.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.86%      $1,000         $1,057          $4.46
 Initial  ----------------------------------------------------------------------
          Hypothetical*    0.86%      $1,000         $1,021          $4.38
--------------------------------------------------------------------------------
          Actual           1.11%      $1,000         $1,056          $5.75
 Service  ----------------------------------------------------------------------
          Hypothetical*    1.11%      $1,000         $1,020          $5.65
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 97.6%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Airlines - 0.9%
------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                110,100        $2,556,522
------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.9%
------------------------------------------------------------------------------------------------
Coach, Inc.*                                                            44,020        $2,482,728
------------------------------------------------------------------------------------------------

Banks & Credit Companies - 1.3%
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                     45,730        $2,285,585
------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                                 57,740         1,302,037
------------------------------------------------------------------------------------------------
                                                                                      $3,587,622
------------------------------------------------------------------------------------------------
Biotechnology - 7.6%
------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                         41,840        $1,110,015
------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                        48,520         2,193,589
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                          93,270         5,416,189
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                 107,950         3,777,171
------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                 62,260         2,868,941
------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                       146,570         3,973,513
------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                          23,300         1,148,690
------------------------------------------------------------------------------------------------
                                                                                     $20,488,108
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.7%
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                           325,610        $5,268,370
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                      99,110         3,294,416
------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"^*                                    48,540         1,742,101
------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.^*                                 225,260         1,333,539
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                36,380         2,200,990
------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                      123,340         1,652,756
------------------------------------------------------------------------------------------------
NTL, Inc.*                                                              47,525         3,467,424
------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                   67,970         1,094,317
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                   66,160         1,936,503
------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                     57,880         1,558,708
------------------------------------------------------------------------------------------------
                                                                                     $23,549,124
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                              133,120        $1,892,966
------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                                51,830           774,858
------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                       76,189         5,581,606
------------------------------------------------------------------------------------------------
                                                                                      $8,249,430
------------------------------------------------------------------------------------------------
Business Services - 8.5%
------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^*                                           50,130        $2,380,172
------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                         99,110         1,811,731
------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                          51,480         3,446,071
------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                      65,650         3,421,678
------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                    89,020         6,129,027
------------------------------------------------------------------------------------------------
Manpower, Inc.                                                          29,410         1,420,503
------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                               90,590         3,047,448
------------------------------------------------------------------------------------------------
Robert Half International, Inc.^                                        48,290         1,421,175
------------------------------------------------------------------------------------------------
                                                                                     $23,077,805
------------------------------------------------------------------------------------------------

Chemicals - 0.7%
------------------------------------------------------------------------------------------------
Monsanto Co.^                                                           36,150        $2,008,133
------------------------------------------------------------------------------------------------

Computer Software - 8.9%
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           172,610        $4,531,013
------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                107,780         2,654,621
------------------------------------------------------------------------------------------------
Intuit, Inc.^*                                                          30,400         1,337,904
------------------------------------------------------------------------------------------------
McAfee, Inc.^*                                                          73,850         2,136,481
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                             95,580         4,353,669
------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                           14,550           674,538
------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                         99,650         1,330,328
------------------------------------------------------------------------------------------------
Symantec Corp.*                                                         99,440         2,561,574
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                158,700         4,530,885
------------------------------------------------------------------------------------------------
                                                                                     $24,111,013
------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                   90,400        $2,217,512
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.4%
------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                               49,400        $3,987,074
------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                60,050         2,402,000
------------------------------------------------------------------------------------------------
                                                                                      $6,389,074
------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
------------------------------------------------------------------------------------------------
American Standard Cos., Inc.^*                                          27,390        $1,131,755
------------------------------------------------------------------------------------------------

Electronics - 6.9%
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                    54,400        $2,008,448
------------------------------------------------------------------------------------------------
Broadcom Corp.^*                                                        48,980         1,581,074
------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                     100,640         2,105,389
------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^*                                                      36,280         1,689,922
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                         44,310         1,571,676
------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                               139,160         3,881,172
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                     279,190         3,140,888
------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                           87,450         2,592,893
------------------------------------------------------------------------------------------------
                                                                                     $18,571,462
------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.8%
------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                               16,140        $1,320,091
------------------------------------------------------------------------------------------------
International Game Technology                                           78,150         2,686,797
------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.*                                                   7,180           344,640
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                           78,960         4,298,582
------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                  47,960         1,608,578
------------------------------------------------------------------------------------------------
                                                                                     $10,258,688
------------------------------------------------------------------------------------------------
General Merchandise - 1.9%
------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                 175,060        $2,828,970
------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                              73,100         2,282,913
------------------------------------------------------------------------------------------------
                                                                                      $5,111,883
------------------------------------------------------------------------------------------------
Internet - 1.4%
------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                  133,400        $3,684,508
------------------------------------------------------------------------------------------------

Leisure & Toys - 1.2%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                  53,950        $3,327,636
------------------------------------------------------------------------------------------------

Machinery & Tools - 1.4%
------------------------------------------------------------------------------------------------
Eaton Corp.^                                                            24,590        $1,779,332
------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                  33,500         2,035,795
------------------------------------------------------------------------------------------------
                                                                                      $3,815,127
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.4%
------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                        108,670        $3,029,720
------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                67,390           739,942
------------------------------------------------------------------------------------------------
                                                                                      $3,769,662
------------------------------------------------------------------------------------------------
Medical Equipment - 13.1%
------------------------------------------------------------------------------------------------
C.R. Bard, Inc.^                                                        67,240        $4,302,015
------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                           246,132         6,785,859
------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                            66,120         3,715,944
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                 65,680         4,097,118
------------------------------------------------------------------------------------------------
Guidant Corp.                                                           27,770         2,002,217
------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                       21,960         1,474,175
------------------------------------------------------------------------------------------------
Millipore Corp.*                                                        75,650         3,768,127
------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                           7,960           889,288
------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                  67,440         2,036,014
------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                       130,930         1,364,291
------------------------------------------------------------------------------------------------
Waters Corp.*                                                          107,650         5,036,944
------------------------------------------------------------------------------------------------
                                                                                     $35,471,992
------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                    10,300          $364,317
------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                     12,050           426,215
------------------------------------------------------------------------------------------------
                                                                                        $790,532
------------------------------------------------------------------------------------------------
Oil Services - 2.7%
------------------------------------------------------------------------------------------------
BJ Services Co.                                                         47,420        $2,206,927
------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                  42,410         2,282,082
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                     64,720         2,142,879
------------------------------------------------------------------------------------------------
Halliburton Co.^                                                        20,220           793,433
------------------------------------------------------------------------------------------------
                                                                                      $7,425,321
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                       36,570        $3,108,450
------------------------------------------------------------------------------------------------

Pharmaceuticals - 3.8%
------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                         40,620        $3,293,063
------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                    91,460         1,922,489
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                      146,660         5,149,233
------------------------------------------------------------------------------------------------
                                                                                     $10,364,785
------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"^*                                            14,020          $599,776
------------------------------------------------------------------------------------------------
Meredith Corp.^                                                         46,180         2,502,956
------------------------------------------------------------------------------------------------
                                                                                      $3,102,732
------------------------------------------------------------------------------------------------

Restaurants - 1.0%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                              85,425        $2,773,750
------------------------------------------------------------------------------------------------

Specialty Stores - 2.8%
------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                         75,610        $2,686,423
------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                          88,700         2,835,739
------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                         80,900         2,033,017
------------------------------------------------------------------------------------------------
                                                                                      $7,555,179
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.0%
------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                            191,510        $4,682,419
------------------------------------------------------------------------------------------------
F5 Networks, Inc.^*                                                     26,670         1,299,362
------------------------------------------------------------------------------------------------
Harris Corp.                                                            31,070         1,919,815
------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                               104,684         2,846,358
------------------------------------------------------------------------------------------------
                                                                                     $10,747,954
------------------------------------------------------------------------------------------------
Telephone Services - 4.1%
------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                            247,001        $4,544,818
------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.*                                          241               518
------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                      163,030         2,712,819
------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                     66,890         3,872,931
------------------------------------------------------------------------------------------------
                                                                                     $11,131,086
------------------------------------------------------------------------------------------------
Trucking - 0.6%
------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                           27,860        $1,556,817
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $224,256,399)                                        $262,416,390
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.2%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                         62,920,938       $62,920,938
------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.0%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received $8,168,490 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                $8,167,000        $8,167,000
------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $295,344,337)                                $333,504,328
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (23.0)%                                             (62,463,468)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $271,040,860
------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  + Restricted security.
ADR = American Depository Receipt
(+) As of December 31, 2004, one security representing $364,317 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $61,448,285 of securities
on loan (identified cost, $295,344,337)                          $333,504,328
-------------------------------------------------------------------------------------------------------
Cash                                                                      625
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                     618,385
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      55,800
-------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                      243
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $334,179,381
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                    $115,710
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                   37,221
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         62,920,938
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                        5,584
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             785
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                        438
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 57,845
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $63,138,521
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $271,040,860
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $240,996,324
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies                                  38,159,991
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on
investments and foreign currency transactions                      (8,115,455)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $271,040,860
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    38,354,616
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $221,191,890 / 31,234,921 shares of
  beneficial interest outstanding)                                                                $7.08
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $49,848,970 / 7,119,695 shares of
  beneficial interest outstanding)                                                                $7.00
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT LOSS

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                           $570,235
-------------------------------------------------------------------------------------------------------
  Interest                                                             104,387
-------------------------------------------------------------------------------------------------------
  Income on securities loaned                                           63,258
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (1,548)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                        $736,332
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                    $1,808,067
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                10,261
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           84,879
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                     117,528
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                    21,336
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                         87,431
-------------------------------------------------------------------------------------------------------
  Printing                                                              20,882
-------------------------------------------------------------------------------------------------------
  Postage                                                                   43
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         38,309
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             5,939
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         20,999
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,215,674
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (9,058)
-------------------------------------------------------------------------------------------------------
  Reimbursement of expenses by investment adviser                         (682)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $2,205,934
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(1,469,602)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $23,260,252
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          6,295
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $23,266,547
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                      $10,286,054
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             (197)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $10,285,857
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $33,552,404
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $32,082,802
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                               $(1,469,602)                $(629,863)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              23,266,547                 8,585,758
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               10,285,857                30,998,270
-----------------------------------------------------------------------------              ------------
Change in net assets from operations                              $32,082,802               $38,954,165
-----------------------------------------------------------------------------              ------------
Change in net assets from series share transactions               $27,267,669              $101,447,595
-----------------------------------------------------------------------------              ------------
Total change in net assets                                        $59,350,471              $140,401,760
-----------------------------------------------------------------------------              ------------

NET ASSETS

At beginning of period                                           $211,690,389               $71,288,629
-------------------------------------------------------------------------------------------------------
At end of period                                                 $271,040,860              $211,690,389
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if  shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                              YEARS ENDED 12/31                                  PERIOD
                                          ------------------------------------------------------------            ENDED
                                               2004             2003             2002             2001          12/31/00*

Net asset value, beginning of period           $6.18            $4.51            $7.94            $9.74             $10.00
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)               $(0.04)          $(0.02)          $(0.02)          $(0.02)             $0.03
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency             0.94             1.69            (3.41)           (1.68)             (0.29)
-------------------------------------------  -------           ------           ------           ------             ------
Total from investment operations               $0.90            $1.67           $(3.43)          $(1.70)            $(0.26)
-------------------------------------------  -------           ------           ------           ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                       $--              $--              $--            $0.00+++             $--
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                 --               --               --            (0.05)                --
--------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                --               --               --             0.00+++              --
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and
foreign currency transactions                     --               --               --            (0.05)                --
-------------------------------------------  -------           ------           ------           ------             ------
Total distributions declared to
shareholders                                     $--              $--              $--           $(0.10)               $--
-------------------------------------------  -------           ------           ------           ------             ------
Net asset value, end of period                 $7.08            $6.18            $4.51            $7.94              $9.74
-------------------------------------------  -------           ------           ------           ------             ------
Total return (%)&                              14.56            37.03           (43.20)          (17.55)             (2.60)++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                      0.87             0.89             0.90             0.91               0.91+
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (0.56)           (0.45)           (0.34)           (0.20)              0.45+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                83               86              144              105                 84
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)   $221,192         $165,102          $56,909          $48,453             $5,440
--------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fee. Prior to May 1, 2003, the series paid the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Effective May 1, 2003, this arrangement was terminated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment loss per share and the ratios would have been:

Net investment loss                           $(0.04)**        $(0.03)          $(0.02)          $(0.02)            $(0.05)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      0.87**           0.91             0.91             0.96               2.21+
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (0.56)**         (0.47)           (0.35)           (0.25)             (0.85)+
--------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the series'  investment operations, April 28, 2000, through December 31, 2000.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              YEARS ENDED 12/31                                  PERIOD
                                          ------------------------------------------------------------            ENDED
                                               2004             2003             2002             2001          12/31/00*

Net asset value, beginning of period           $6.12            $4.48            $7.92            $9.72             $10.00
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)               $(0.05)          $(0.04)          $(0.03)          $(0.03)             $0.02
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency             0.93             1.68            (3.41)           (1.67)             (0.30)
-------------------------------------------  -------           ------           ------           ------             ------
Total from investment operations               $0.88            $1.64           $(3.44)          $(1.70)            $(0.28)
-------------------------------------------  -------           ------           ------           ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and
foreign currency transactions                    $--              $--              $--           $(0.05)               $--
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency
transactions                                      --               --               --            (0.05)                --
-------------------------------------------  -------           ------           ------           ------             ------
Total distributions declared to
shareholders                                     $--              $--              $--           $(0.10)               $--
-------------------------------------------  -------           ------           ------           ------             ------
Net asset value, end of period                 $7.00            $6.12            $4.48            $7.92              $9.72
-------------------------------------------  --------           ------           ------           ------             ------
Total return (%)&                              14.38            36.61           (43.43)          (17.63)             (2.80)++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                      1.12             1.14             1.13             1.11               1.11+
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (0.81)           (0.70)           (0.58)           (0.32)              0.25+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                83               86              144              105                 84
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)    $49,849          $46,588          $14,380          $13,929             $7,033
--------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fee. Prior to May 1, 2003, the series paid the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Effective
    May 1, 2003, this arrangement was terminated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment loss per share and the ratios would have been:

Net investment loss                           $(0.05)**        $(0.04)          $(0.03)          $(0.03)            $(0.07)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                      1.12**           1.16             1.14             1.16               2.41+
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                            (0.81)**         (0.72)           (0.59)           (0.37)             (1.05)+
--------------------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - MFS Mid Cap Growth Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 30 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $1,488 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $7,570 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, net operating losses and wash sales.

The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

During the year ended December 31, 2004, accumulated net investment loss decreased by $1,469,602, accumulated net realized loss on investments increased by $6,296, and paid-in capital decreased by $1,463,306 due to differences between book and tax accounting for foreign currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Capital loss carryforward             $(7,568,621)
              --------------------------------------------------
              Unrealized appreciation (depreciation) 37,661,014
              --------------------------------------------------
              Other temporary differences               (47,857)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $243, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $21,336, equivalent to 0.00885% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $84,376 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $330 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $220,399,112 and $193,873,896, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                       $295,843,314
     -----------------------------------------------------------------
     Gross unrealized appreciation                         $43,868,201
     -----------------------------------------------------------------
     Gross unrealized depreciation                          (6,207,187)
     -----------------------------------------------------------------
     Net unrealized appreciation (depreciation)            $37,661,014
     -----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                        Year ended 12/31/04                  Year ended 12/31/03
                                     SHARES            AMOUNT             SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                           7,146,386        $46,647,568        16,144,962        $87,680,652
-------------------------------------------------------------------------------------------------------
Shares reacquired                    (2,633,822)       (16,714,973)       (2,054,642)       (10,723,295)
-------------------------------------------------------------------------------------------------------
Net change                            4,512,564        $29,932,595        14,090,320        $76,957,357
-------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                           3,284,902        $21,295,639         7,320,588        $39,943,815
-------------------------------------------------------------------------------------------------------
Shares reacquired                    (3,773,711)       (23,960,565)       (2,924,790)       (15,453,577)
-------------------------------------------------------------------------------------------------------
Net change                             (488,809)       $(2,664,926)        4,395,798        $24,490,238
-------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $1,301, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) RESTRICTED SECURITIES

At December 31, 2004, the series owned the following security which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.13% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such security be registered. The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                        DATE OF         SHARE/PRINCIPAL
DESCRIPTION                         ACQUISITION                  AMOUNT              COST            VALUE

Aber Diamond Corp.                      1/14/04                  10,300          $398,340         $364,317
------------------------------------------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Mid Cap Growth Series:

We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Growth Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period April 28, 2000 (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Growth Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period April 28, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice Chairman/
                                                                                  Director (since April 2001); Encinitos
                                                                                  Ventures (private investment company),
                                                                                  Principal (1997 to April 2001); Lincoln
                                                                                  Electric Holdings, Inc. (welding equipment
                                                                                  manufacturer), Director; Southwest Gas
                                                                                  Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
(born 09/27/41)                                                                   consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive Officer
                                                                                  (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services Company,
(born 10/20/63)               President                    (Advisory Trustee);    Chief Executive Officer, President, Chief
                                                           February-December      Investment Officer and Director
                                                           2004 (Trustee)

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004); Hale
                                                                                  and Dorr LLP (law firm), Partner (prior to
                                                                                  April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice
                                                                                  President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director, Chief
                                                                                  Administrative Officer and Director (February
                                                                                  1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer
                                                           2004 (Trustee)         and Director


Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002 to
                                                                                  December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997 to
                                                                                  July 2001); The Bank of New York (financial
                                                                                  services), Director; Bell Canada Enterprises
                                                                                  (telecommunications ), Director; Medtronic,
                                                                                  Inc. (medical technology), Director; Telesat
                                                                                  (satellite communications), Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director

------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                      CUSTODIAN
Massachusetts Financial Services Company                                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                              225 Franklin Street, Boston, MA 02110

                                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Eric B. Fischman
Camille Lee
David E. Sette-Ducati

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VMG-ANN-02/05 4M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) MONEY MARKET SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) MONEY MARKET SERIES

Objective: Seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
EXPENSE TABLE                                      8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
----------------------------------------------------
FINANCIAL STATEMENTS                              10
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     14
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            18
----------------------------------------------------
TRUSTEES AND OFFICERS                             19
----------------------------------------------------
PROXY VOTING                                      22
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    22
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Commercial Paper               62.3%
Government & Agency            34.2%
Repurchase Agreements           3.5%

PORTFOLIO FACTS

Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

MATURITY BREAKDOWN*

0 to 29 Days                                                             47.4%
------------------------------------------------------------------------------
30 to 59 Days                                                            41.3%
------------------------------------------------------------------------------
60 to 89 Days                                                             4.2%
------------------------------------------------------------------------------
90 to 365 Days                                                            7.1%
------------------------------------------------------------------------------

Short-term credit quality is based upon the average of the ratings from Moody's Investor Service, Standard & Poor's, and Fitch, Inc. for each security. If not rated by any of the three agencies, the security is considered not rated.

* For purposes of this graphical presentation, the bond component includes both the accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, Initial Class shares of the MFS VIT - Money Market Series provided a total return of 0.78%. As of the end of the period, the seven-day yield with waiver was 1.66%; the seven-day yield without waiver was 0.75%. The seven-day yield is based on the latest seven days ended December 31, 2004, with dividends annualized. The yield quotation more closely reflects the current earnings of the money market portfolio than does the total return. The investment objective of the series is to provide as high a level of current income as is considered consistent with the preservation of capital and liquidity.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve; although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

DISCUSSION OF PERFORMANCE

We expected interest rates to rise during the period and, as such, we shortened the weighted average maturity for the trust significantly, from 56 days at the start of the period to 34 days as the period ended. Essentially, we looked to cut our interest-rate risk anticipating short-term rates would begin to rise and continue to do so throughout the period.

On December 31, 2004, approximately 62% of the trust's assets were invested in first tier commercial paper with the remainder in U.S. government sponsored agencies and repurchase agreements collateralized by U.S. government sponsored agencies.

    Respectfully,

/s/ Edward O'Dette                                /s/ Terri A. Vittozzi

    Edward O'Dette                                        Terri A. Vittozzi
    Portfolio Manager                                     Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTION OF THE REDEMPTION OF CONTRACT UNITS.

                                                  1 YEAR TOTAL RETURN        CURRENT 7-DAY YIELD         CURRENT 7-DAY
CLASS                            INCEPTION       (WITHOUT SALES CHARGE)          WITH WAIVER          YIELD WITHOUT WAIVER
----                          ---------------  --------------------------  -----------------------  ------------------------
Initial Class                    1/3/1995                0.78%                      1.66%                    0.75%

NOTES TO PERFORMANCE SUMMARY

Yield quoted is based on the latest seven days ended as of December 31, 2004, with dividends annualized. The yield quotations more closely reflect the current earnings of the portfolios than a total return quotation would.

Initial Class shares have no sales charge.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a portfolio's yield during periods when the portfolio's operating expenses have a significant impact on the portfolio's yield due to lower interest rates. Without such subsidies and waivers, the results would have been less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

From time to time the series may receive proceeds from the settlement of a class action lawsuit without which performance would be lower.

KEY RISK CONSIDERATIONS

Certain U.S. Government securities in which the portfolio may invest are backed by the full faith and credit of the United States Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the portfolio may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise. Although certain government sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the United States Government.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Municipal securities risks involve interest rate, maturity, credit, general obligations, revenue obligations, and municipal lease obligations risks. In general, municipal securities within the portfolio will decline when interest rates rise and will increase when interest rates fall. These types of securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, municipal securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods.

The portfolio may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The portfolio may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. The portfolio's investment in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. When a portfolio invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purpose.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your cost would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.60%      $1,000         $1,006          $3.03
 Initial  ----------------------------------------------------------------------
          Hypothetical*    0.60%      $1,000         $1,022          $3.06
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Commercial Paper# - 62.3%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 2.36%, due 2/09/05                       $100,000           $99,743
------------------------------------------------------------------------------------------------
American General Finance Corp., 2.32%, due 2/04/05                     100,000            99,781
------------------------------------------------------------------------------------------------
Ciesco LLC, 2.04%, due 1/10/05                                         150,000           149,924
------------------------------------------------------------------------------------------------
Citicorp, 2.06%, due 1/24/05                                           142,000           141,813
------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 2.34%, due 3/02/05                                 118,000           117,540
------------------------------------------------------------------------------------------------
First Data Corp., 2.28%, due 1/19/05                                   110,000           109,875
------------------------------------------------------------------------------------------------
Florida Power & Light Co., 2.29%, due 1/06/05                          115,000           114,963
------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.19%, due 2/08/05                     130,000           129,699
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 2.32%, due 2/22/05                          115,000           114,615
------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, 2.335%, due 2/09/05                        111,000           110,719
------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc., 2.47%, due 4/14/05               100,000            99,293
------------------------------------------------------------------------------------------------
MetLife, Inc., 2.2%, due 2/08/05                                       115,000           114,733
------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 2.17%, due 1/07/05                               115,000           114,958
------------------------------------------------------------------------------------------------
New Center Asset Trust, 2.32%, due 2/28/05                             120,000           119,551
------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC, 2.36%, due 2/07/05                           110,000           109,733
------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                   $1,746,940
------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations# - 34.2%
------------------------------------------------------------------------------------------------
Fannie Mae, 2.05%, due 1/24/05                                        $150,000          $149,804
------------------------------------------------------------------------------------------------
Fannie Mae, 2.23%, due 2/07/05                                         150,000           149,656
------------------------------------------------------------------------------------------------
Fannie Mae, 2.32%, due 2/09/05                                         110,000           109,724
------------------------------------------------------------------------------------------------
Fannie Mae, 2.465%, due 4/20/05                                        100,000            99,254
------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.95%, due 1/05/05                             150,000           149,968
------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.153%, due 1/28/05                            150,000           149,758
------------------------------------------------------------------------------------------------
Freddie Mac, 2%, due 1/11/05                                           150,000           149,917
------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost
and Value                                                                               $958,081
------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.5%
------------------------------------------------------------------------------------------------
Goldman Sachs, 2.23%, dated 12/31/04, due 01/03/05, total to be received $98,018 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                   $98,000           $98,000
------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                        $2,803,021
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                          570
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $2,803,591
------------------------------------------------------------------------------------------------
# The rates shown within this security type represent annualized yields at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at amortized cost and value                           $2,803,021
-------------------------------------------------------------------------------------------------------
Cash                                                                      587
-------------------------------------------------------------------------------------------------------
Interest receivable                                                         6
-------------------------------------------------------------------------------------------------------
Other assets                                                              428
-------------------------------------------------------------------------------------------------------
Total assets                                                                                 $2,804,042
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for series shares reaquired                                      $404
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                           39
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                         8
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                                  $451
-------------------------------------------------------------------------------------------------------
Net assets (represented by paid-in capital)                                                  $2,803,591
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     2,803,591
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $2,803,591 / 2,803,591 shares of
  beneficial interest outstanding)                                                                $1.00
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

-------------------------------------------------------------------------------------------------------
  Interest income                                                                               $53,250
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                       $20,138
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 1,241
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            1,441
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                       404
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                          2,841
-------------------------------------------------------------------------------------------------------
  Printing                                                              11,735
-------------------------------------------------------------------------------------------------------
  Postage                                                                   14
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         24,860
-------------------------------------------------------------------------------------------------------
  Legal fees                                                               224
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                          4,772
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $67,670
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (50)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (43,453)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                    $24,167
-------------------------------------------------------------------------------------------------------
Net investment income                                                                           $29,083
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income declared as distributions to
shareholders                                                          $29,083                   $75,392
-------------------------------------------------------------------------------------------------------

SERIES SHARE (PRINCIPAL) TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE

  Net proceeds from sale of shares                                 $2,917,567                $3,791,143
-------------------------------------------------------------------------------------------------------
  Net asset value of shares issued to shareholders in
reinvestment of distributions                                          29,081                    75,171
-------------------------------------------------------------------------------------------------------
  Cost of shares reacquired                                        (5,398,914)              (15,616,101)
--------------------------------------------------------------  -------------               -----------
Total change in net assets from series share transactions         $(2,452,266)             $(11,749,787)
--------------------------------------------------------------  -------------               -----------

NET ASSETS

At beginning of period                                              5,255,857                17,005,644
-------------------------------------------------------------------------------------------------------
At end of period                                                   $2,803,591                $5,255,857
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

INITIAL CLASS
                                                                           YEARS ENDED 12/31
                                            ---------------------------------------------------------------------------------
                                                  2004               2003              2002             2001             2000

Net asset value, beginning of period             $1.00              $1.00             $1.00            $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                         $0.01              $0.01             $0.01            $0.04            $0.06
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                      $(0.01)            $(0.01)           $(0.01)          $(0.04)          $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00              $1.00             $1.00            $1.00            $1.00
------------------------------------------     -------             ------            ------           ------           ------
Total return (%)                                  0.78               0.61              1.31             3.72             5.93
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.60               0.60              0.60             0.61             0.62
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.72               0.64              1.30             3.50             5.76
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                        $2,804             $5,256           $17,006          $20,706          $11,214
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.10%
    annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series' paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series' will not be required to reimburse MFS the $166,356 for expenses borne under this agreement. Effective January 1, 2005, the series' entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series' for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                    $(0.00)+++          $0.00+++          $0.01            $0.03            $0.05
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        1.68               0.99              0.79             0.85             0.99
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.36)              0.25              1.11             3.26             5.39
-----------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS VIT Money Market Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 6 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The series' use of amortized cost is subject to the series' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                                      12/31/04        12/31/03

Distributions declared from ordinary income:           $29,083         $75,392
--------------------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees, such that Other Expenses do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $166,356 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%

For the year ended December 31, 2004, the series paid MFS $404, equivalent to 0.01003% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $1,415 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $3 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, exclusive of securities subject to repurchase agreements, aggregated $145,940,000 and $147,658,000 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $5, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Money Market Series:

We have audited the accompanying statement of assets and liabilities of MFS Money Market Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Money Market Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company),
                                                                                  Chairman, Trustee and Chief Executive
                                                                                  Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining products
(born 05/30/42)                                                                   and service provider), Vice Chairman/
                                                                                  Director (since April 2001); Encinitos
                                                                                  Ventures (private investment company),
                                                                                  Principal (1997 to April 2001); Lincoln
                                                                                  Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director;
                                                                                  Southwest Gas Corporation (natural gas
                                                                                  distribution company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
(born 09/27/41)                                                                   consultant; Capitol Entertainment
                                                                                  Management Company (video franchise),
                                                                                  Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial
(born 12/21/44)                                                                   services and insurance), Vice Chairman
                                                                                  and Chief Operating Officer (until May
                                                                                  2001); The Equitable Life Assurance
                                                                                  Society (insurance), President and Chief
                                                                                  Operating Officer (until May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking
                                                                                  Group (1997 to February 2001); Borders
                                                                                  Group, Inc. (book and music retailer),
                                                                                  Director; Federal Realty Investment
                                                                                  Trust (real estate investment trust),
                                                                                  Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President;
                                                                                  Wellfleet Investments (investor in
                                                                                  health care companies), Managing General
                                                                                  Partner (since 1993); Cambridge
                                                                                  Nutraceuticals (professional nutritional
                                                                                  products), Chief Executive Officer
                                                                                  (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry
(born 04/25/46)                                                                   consultant

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and
                                                                                  Associate General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President,
                                                                                  General Counsel and Secretary (since
                                                                                  April 2004); Hale and Dorr LLP (law
                                                                                  firm), Partner (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April
                                                                                  2003); Brown Brothers Harriman & Co.,
                                                                                  Senior Vice President (November 2002 to
                                                                                  April 2003); ING Groep N.V./Aeltus
                                                                                  Investment Management, Senior Vice
                                                                                  President (prior to November 2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since
                                                                                  July 2002); The Bank of New York, Senior
                                                                                  Vice President (September 2000 to July
                                                                                  2002); Lexington Global Asset Managers,
                                                                                  Inc., Executive Vice President and Chief
                                                                                  Financial Officer (prior to September
                                                                                  2000); Lexington Funds, Chief Financial
                                                                                  Officer (prior to September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel
                                                                                  and Assistant Secretary (since June
                                                                                  2004); Affiliated Managers Group, Inc.,
                                                                                  Chief Legal Officer/ Centralized
                                                                                  Compliance Program (January to April
                                                                                  2004); Fidelity Research & Management
                                                                                  Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004);
                                                                                  CRA Business Strategies Group
                                                                                  (consulting services), Executive Vice
                                                                                  President (April 2003 to June 2004);
                                                                                  David L. Babson & Co. (investment
                                                                                  adviser), Managing Director, Chief
                                                                                  Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and
have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February 2004);
                                                           February-December      Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July
                                                                                  2002); Secretary of Economic Affairs,
                                                                                  The Commonwealth of Massachusetts
                                                                                  (January 2002 to December 2002);
                                                                                  Fidelity Investments, Vice Chairman
                                                                                  (June 2000 to December 2001); Fidelity
                                                                                  Management & Research Company
                                                                                  (investment adviser), President (March
                                                                                  1997 to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell
                                                                                  Canada Enterprises (telecommunications),
                                                                                  Director; Medtronic, Inc. (medical
                                                                                  technology), Director; Telesat
                                                                                  (satellite communications), Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture Partners
(born 08/05/57)                                                                   (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St.
                                                                                  Paul Travelers Companies (commercial
                                                                                  property liability insurance), Director

------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                      CUSTODIANS
Massachusetts Financial Services Company                                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                             JP Morgan Chase Bank
MFS Fund Distributors, Inc.                                             One Chase Manhattan Place
500 Boylston Street, Boston, MA 02116-3741                              New York, NY 10081

PORTFOLIO MANAGERS                                                      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Edward L. O'Dette                                                       Deloitte & Touche LLP
Terri Vittozzi                                                          200 Berkeley Street, Boston, MA 02116

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PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

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QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VMM-ANN-02/05 1M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) GLOBAL EQUITY SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) GLOBAL EQUITY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLE                                      9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     19
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            25
----------------------------------------------------
TRUSTEES AND OFFICERS                             26
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             29
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    29
----------------------------------------------------
FEDERAL TAX INFORMATION                           29
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.
PAGE>
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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         96.2%
Cash & Other Net Assets         3.8%

TOP TEN HOLDINGS

Reckitt Benckiser PLC                                                     3.4%
------------------------------------------------------------------------------
L'Air Liquide S.A.                                                        2.4%
------------------------------------------------------------------------------
American Express Co.                                                      2.0%
------------------------------------------------------------------------------
Roche Holding AG                                                          2.0%
------------------------------------------------------------------------------
Sandvik AB                                                                1.8%
------------------------------------------------------------------------------
Sanofi-Aventis S.A.                                                       1.8%
------------------------------------------------------------------------------
Accenture Ltd.                                                            1.7%
------------------------------------------------------------------------------
Diageo PLC                                                                1.7%
------------------------------------------------------------------------------
Johnson & Johnson                                                         1.7%
------------------------------------------------------------------------------
UBS AG                                                                    1.7%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       17.3%
------------------------------------------------------------------------------
Health Care                                                              15.8%
------------------------------------------------------------------------------
Technology                                                                8.5%
------------------------------------------------------------------------------
Leisure                                                                   8.4%
------------------------------------------------------------------------------
Utilities & Communications                                                7.6%
------------------------------------------------------------------------------
Consumer Staples                                                          7.6%
------------------------------------------------------------------------------
Retailing                                                                 6.9%
------------------------------------------------------------------------------
Basic Materials                                                           5.5%
------------------------------------------------------------------------------
Industrial Goods & Services                                               5.2%
------------------------------------------------------------------------------
Energy                                                                    4.7%
------------------------------------------------------------------------------
Special Products & Services                                               3.6%
------------------------------------------------------------------------------
Autos & Housing                                                           3.2%
------------------------------------------------------------------------------
Transportation                                                            1.9%
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

United States                                                            32.5%
------------------------------------------------------------------------------
Great Britain                                                            14.9%
------------------------------------------------------------------------------
Japan                                                                     9.8%
------------------------------------------------------------------------------
France                                                                    9.2%
------------------------------------------------------------------------------
Switzerland                                                               6.4%
------------------------------------------------------------------------------
Sweden                                                                    5.2%
------------------------------------------------------------------------------
Spain                                                                     2.7%
------------------------------------------------------------------------------
Canada                                                                    2.6%
------------------------------------------------------------------------------
Singapore                                                                 2.2%
------------------------------------------------------------------------------
Other                                                                    14.5%
------------------------------------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, the MFS(R) VIT - Global Equity Series provided a total return of 18.28% for Initial Class shares and 18.29% for Service Class shares. Both share classes outperformed the 15.25% return of its benchmark, the MSCI World Index. The investment objective of the series is to seek capital appreciation. The series primarily invests in common stocks and related securities of U.S. and foreign (including emerging markets) issuers, under normal market conditions, at least 80% of its net assets. The series focuses on companies which MFS believes has favorable growth prospects and attractive valuations based on current or expected earnings or cash flow.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

During the reporting period, the U.S. dollar fell significantly against the euro and other major currencies. This trend would have a negative impact on the relative performance of any portfolio which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help series' which were underweight.

CONTRIBUTORS TO PERFORMANCE

The series' best-performing sectors on a relative basis, over the 12-month period were technology, health care, and retailing. Stock selection played the major role in these sectors' relative performance while our underweighted position in the technology sector also helped relative results.

In technology, our avoidance of Intel and not having owned Cisco Systems for much of the period aided relative returns. Our avoidance of weak-performing health care company Pfizer also boosted relative results. In the retailing sector, our positions in Hennes & Mauritz, Esprit, and NEXT were strong drivers of the series' relative outperformance.

Stocks in other sectors that contributed to the series' relative returns included Reckitt Benckiser, OTP Bank, and Erste Bank.

During the reporting period, shifts in currency valuations were a significant contributor to performance relative to the benchmark. The base currency of the series is the U.S. dollar and the performance of the series and its benchmark is presented in terms of this currency. Nevertheless, specific holdings of the series and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the series and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance. During the reporting period, the total impact of currency movement was a major contributor to relative fund performance.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure, utilities and communications, and industrial goods and services sectors held back relative performance for the period.

In the leisure sector, our positions in poor-performing broadcasting companies Viacom and British Sky Broadcasting detracted from relative results.

In the utilities and communications sector, our holdings in KDDI and France Telecom* detracted from relative performance.

Stocks in other sectors that detracted from relative results included health care company AstraZeneca, financial services company AMVESCAP, and industrial goods and services firm Samsung SDI*.

The series' cash position also held back relative performance. As with nearly all the VIT series, this portfolio holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the MSCI World Index - rose, holding any cash hurt relative performance. The index does not have a cash position.

    Respectfully,

/s/ David Mannheim

    David Mannheim
    Portfolio Manager

* Stock was not held in the portfolio at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, May 3, 1999 through December 31, 2004.
Index information is from May 1, 1999.

                MFS VIT Global Equity         MSCI World
               Series - Initial Class            Index
----------------------------------------------------------
5/99                  $10,000                  $10,000
12/99                  12,383                   11,632
12/00                  11,505                   10,122
12/01                  10,360                    8,449
12/02                   9,128                    6,798
12/03                  11,669                    9,093
12/04                  13,803                   10,488

TOTAL RETURNS

--------------
Average annual
--------------
                          Class
     Share class      inception date     1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial           5/03/99         18.28%    10.04%      2.19%     5.85%
  ----------------------------------------------------------------------------
       Service           5/01/00         18.29%    10.25%      2.33%     5.96%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  MSCI World Index#                      15.25%     7.44%     -2.05%     0.84%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                         1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial                           18.28%    33.23%     11.47%    38.03%
  ----------------------------------------------------------------------------
       Service                           18.29%    34.03%     12.21%    38.95%
  ----------------------------------------------------------------------------

* For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2004. Index information is from May 1, 1999.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI World Index - measures stock markets in the developed world.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

From time to time the series may receive proceeds from the settlement of a class action lawsuit without which the performance would have been lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           1.15%      $1,000         $1,114          $6.13
 Initial  ----------------------------------------------------------------------
          Hypothetical*    1.15%      $1,000         $1,019          $5.85
--------------------------------------------------------------------------------
          Actual           0.19%      $1,000         $1,110          $1.01
Service^  ----------------------------------------------------------------------
          Hypothetical*    0.19%      $1,000         $1,024          $0.97
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

 ^ Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 96.2%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.7%
------------------------------------------------------------------------------------------------
Diageo PLC                                                              38,649          $550,375
------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.5%
------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                  31,000          $144,782
------------------------------------------------------------------------------------------------

Automotive - 2.7%
------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                              6,920          $311,188
------------------------------------------------------------------------------------------------
Bridgestone Corp.^                                                      13,000           258,039
------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                       7,200           292,133
------------------------------------------------------------------------------------------------
                                                                                        $861,360
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 12.2%
------------------------------------------------------------------------------------------------
American Express Co.                                                    11,510          $648,819
------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                   18,250           322,591
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                          9,610           463,010
------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                 33,030           325,688
------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                           6,040           321,520
------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                               6,950           129,845
------------------------------------------------------------------------------------------------
MBNA Corp.                                                              11,410           321,648
------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                       3,780           230,580
------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                           8,250            75,944
------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                         5,812           195,160
------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                      25,000           169,788
------------------------------------------------------------------------------------------------
UBS AG                                                                   6,369           532,122
------------------------------------------------------------------------------------------------
United Overseas Bank Ltd.                                               18,000           152,131
------------------------------------------------------------------------------------------------
                                                                                      $3,888,846
------------------------------------------------------------------------------------------------
Biotechnology - 1.2%
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                           6,650          $386,166
------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 5.3%
------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC                                      11,200          $120,639
------------------------------------------------------------------------------------------------
News Corp., Inc., "B"^                                                  18,608           356,405
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                      17,130           333,007
------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                          8,600           139,826
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       11,890           432,677
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                         11,370           316,086
------------------------------------------------------------------------------------------------
                                                                                      $1,698,640
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                            44,930          $276,207
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                2,200           228,888
------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                7,580           127,420
------------------------------------------------------------------------------------------------
                                                                                        $632,515
------------------------------------------------------------------------------------------------
Business Services - 3.1%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                    20,670          $558,090
------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                       8,050           419,566
------------------------------------------------------------------------------------------------
                                                                                        $977,656
------------------------------------------------------------------------------------------------

Chemicals - 0.5%
------------------------------------------------------------------------------------------------
Syngenta AG                                                              1,520          $160,890
------------------------------------------------------------------------------------------------

Computer Software - 2.5%
------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                   5,480          $137,913
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           36,300           498,036
------------------------------------------------------------------------------------------------
Symantec Corp.*                                                          6,110           157,394
------------------------------------------------------------------------------------------------
                                                                                        $793,343
------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.7%
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             12,550          $528,857
------------------------------------------------------------------------------------------------

Construction - 0.5%
------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                               23,000          $167,619
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 3.9%
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                    3,100          $158,596
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                   35,660         1,075,766
------------------------------------------------------------------------------------------------
                                                                                      $1,234,362
------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%
------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                        6,800          $371,841
------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                 4,484           310,967
------------------------------------------------------------------------------------------------
                                                                                        $682,808
------------------------------------------------------------------------------------------------
Electronics - 2.8%
------------------------------------------------------------------------------------------------
CANON, Inc.^                                                             9,000          $484,262
------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                               970           422,126
------------------------------------------------------------------------------------------------
                                                                                        $906,388
------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
------------------------------------------------------------------------------------------------
EnCana Corp.*                                                            6,330          $360,765
------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      2,080           148,429
------------------------------------------------------------------------------------------------
                                                                                        $509,194
------------------------------------------------------------------------------------------------
Energy - Integrated - 2.2%
------------------------------------------------------------------------------------------------
BP PLC                                                                  28,497          $277,456
------------------------------------------------------------------------------------------------
Total S.A.^                                                              2,020           439,690
------------------------------------------------------------------------------------------------
                                                                                        $717,146
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.0%
------------------------------------------------------------------------------------------------
Groupe Danone                                                            1,100          $101,242
------------------------------------------------------------------------------------------------
Nestle S.A.^                                                             1,234           321,678
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            4,120           215,064
------------------------------------------------------------------------------------------------
                                                                                        $637,984
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                          34,030          $367,852
------------------------------------------------------------------------------------------------

Insurance - 3.1%
------------------------------------------------------------------------------------------------
AXA                                                                     17,160          $422,562
------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                               21,120           253,340
------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                    13,720           309,233
------------------------------------------------------------------------------------------------
                                                                                        $985,135
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                        2,800          $350,630
------------------------------------------------------------------------------------------------

Machinery & Tools - 3.1%
------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                      8,970          $404,103
------------------------------------------------------------------------------------------------
Sandvik AB                                                              14,400           579,529
------------------------------------------------------------------------------------------------
                                                                                        $983,632
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                       6,248          $246,359
------------------------------------------------------------------------------------------------

Medical Equipment - 4.6%
------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                             4,250          $238,850
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                   7,060           440,403
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                          6,070           301,497
------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                             560            62,563
------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                   7,650           230,954
------------------------------------------------------------------------------------------------
Waters Corp.*                                                            3,870           181,077
------------------------------------------------------------------------------------------------
                                                                                      $1,455,344
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                      40,000          $163,464
------------------------------------------------------------------------------------------------

Oil Services - 0.9%
------------------------------------------------------------------------------------------------
Noble Corp.*                                                             6,110          $303,911
------------------------------------------------------------------------------------------------

Pharmaceuticals - 9.2%
------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                          9,540          $345,392
------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.^                                         12,270           202,242
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                        8,490           538,436
------------------------------------------------------------------------------------------------
Novartis AG                                                              6,420           322,336
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                        5,610           643,460
------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                          7,210           574,237
------------------------------------------------------------------------------------------------
Schering AG                                                              4,350           324,123
------------------------------------------------------------------------------------------------
                                                                                      $2,950,226
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
------------------------------------------------------------------------------------------------
Reed Elsevier N.V.                                                      20,020          $271,984
------------------------------------------------------------------------------------------------

Railroad & Shipping - 1.9%
------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                       6,390          $302,311
------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                            5,057           309,741
------------------------------------------------------------------------------------------------
                                                                                        $612,052
------------------------------------------------------------------------------------------------
Special Products & Services - 0.5%
------------------------------------------------------------------------------------------------
Nok Corp.                                                                5,000          $156,166
------------------------------------------------------------------------------------------------

Specialty Chemicals - 5.0%
------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                           3,970          $230,141
------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                    6,000            65,969
------------------------------------------------------------------------------------------------
BOC Group PLC                                                           21,040           400,632
------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                      4,138           762,269
------------------------------------------------------------------------------------------------
Praxair, Inc.                                                            3,430           151,435
------------------------------------------------------------------------------------------------
                                                                                      $1,610,446
------------------------------------------------------------------------------------------------

Specialty Stores - 6.4%
------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                    29,500          $178,374
------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                                9,870           343,120
------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                         6,020           257,295
------------------------------------------------------------------------------------------------
Kingfisher PLC                                                          84,264           500,248
------------------------------------------------------------------------------------------------
NEXT PLC                                                                 8,170           258,367
------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                          20,120           505,616
------------------------------------------------------------------------------------------------
                                                                                      $2,043,020
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.3%
------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                       198,000          $179,583
------------------------------------------------------------------------------------------------
KDDI Corp.                                                                  31           166,500
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                     147,940           400,503
------------------------------------------------------------------------------------------------
                                                                                        $746,586
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.5%
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                     7,970          $153,821
------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"*                                                   101,210           322,209
------------------------------------------------------------------------------------------------
                                                                                        $476,030
------------------------------------------------------------------------------------------------
Telephone Services - 3.1%
------------------------------------------------------------------------------------------------
BCE, Inc.                                                                6,394          $154,076
------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                   3,300           125,895
------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                      146,000           212,812
------------------------------------------------------------------------------------------------
Telefonica S.A.                                                         27,409           514,559
------------------------------------------------------------------------------------------------
                                                                                      $1,007,342
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.7%
------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                         13,810          $349,795
------------------------------------------------------------------------------------------------
Veolia Environment^                                                      5,780           208,486
------------------------------------------------------------------------------------------------
                                                                                        $558,281
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $24,967,679)                                          $30,767,391
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 13.3%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                          4,250,981        $4,250,981
------------------------------------------------------------------------------------------------

ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Repurchase Agreement - 3.3%
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05, total to be received $1,058,193 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                $1,058,000        $1,058,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $30,276,660)                                     $36,076,372
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (12.8)%                                              (4,093,615)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $31,982,757
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $4,059,119 of securities
on loan
(identified cost, $30,276,660)                                    $36,076,372
-------------------------------------------------------------------------------------------------------
Cash                                                                      194
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                         5,351
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                     152,487
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      27,851
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                        128
-------------------------------------------------------------------------------------------------------
Total assets                                                                                $36,262,383
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                       $9
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                      27,589
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          4,250,981
-------------------------------------------------------------------------------------------------------
Payable to affiliates

------------------------------------------------------------------------------
  Management fee                                                          876
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                       171
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $4,279,626
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $31,982,757
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $25,618,397
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        5,800,140
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                     447,972
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                       116,248
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $31,982,757
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     2,498,401
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $31,982,730 / 2,498,399 shares of
  beneficial interest outstanding)                                                               $12.80
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $26.69 / 2.053 shares of beneficial
  interest outstanding)                                                                          $13.00
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                           $412,788
-------------------------------------------------------------------------------------------------------
  Interest                                                              23,607
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (39,952)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                        $396,443
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                      $236,732
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 1,267
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            8,466
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                     1,927
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                         33,233
-------------------------------------------------------------------------------------------------------
  Printing                                                              35,981
-------------------------------------------------------------------------------------------------------
  Postage                                                                   24
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         39,080
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             1,967
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         10,277
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                 $368,954
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (439)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (96,401)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $272,114
-------------------------------------------------------------------------------------------------------
Net investment income                                                                          $124,329
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                           $1,556,336
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         (5,972)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                 $1,550,364
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                       $2,775,754
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             (303)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                         $2,775,451
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $4,325,815
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $4,450,144
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                                $124,329                   $75,550
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               1,550,364                   280,095
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                2,775,451                 3,055,691
--------------------------------------------------------------  -------------               -----------
Change in net assets from operations                               $4,450,144                $3,411,336
--------------------------------------------------------------  -------------               -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Initial Class                                                      $(71,238)                  $(5,842)
-------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                $9,391,876                $7,442,466
--------------------------------------------------------------  -------------               -----------
Total change in net assets                                        $13,770,782               $10,847,960
--------------------------------------------------------------  -------------               -----------

NET ASSETS

At beginning of period                                            $18,211,975                $7,364,015
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of
$116,248 and $69,129, respectively)                               $31,982,757               $18,211,975
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years, or, if shorter, the period of the series' operation. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                           YEARS ENDED 12/31
                                             --------------------------------------------------------------------------------
                                                   2004               2003             2002             2001             2000

Net asset value, beginning of period             $10.86              $8.50            $9.69           $10.80           $12.04
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                          $0.06              $0.06            $0.05            $0.04            $0.09
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments
and foreign currency                               1.92               2.30            (1.20)           (1.11)           (0.93)
----------------------------------------------  -------            -------           ------           ------           ------
Total from investment operations                  $1.98              $2.36           $(1.15)          $(1.07)          $(0.84)
----------------------------------------------  -------            -------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                       $(0.04)            $(0.00)+++       $(0.04)          $(0.03)          $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions                        --                 --               --               --            (0.22)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and
foreign currency transactions                        --                 --               --            (0.01)           (0.13)
----------------------------------------------  -------            -------           ------           ------           ------
Total distributions declared to
shareholders                                     $(0.04)            $(0.00)+++       $(0.04)          $(0.04)          $(0.40)
----------------------------------------------  -------            -------           ------           ------           ------
Net asset value, end of period                   $12.80             $10.86            $8.50            $9.69           $10.80
----------------------------------------------  -------            -------           ------           ------           ------
Total return (%)&                                 18.28              27.84           (11.89)           (9.95)           (7.09)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.15               1.15             1.15             1.16             1.19
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.53               0.63             0.54             0.44             0.78
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   40                 48              148               71              101
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)       $31,983            $18,212           $7,364           $5,623           $4,669
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $64,649 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement.
    This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                      $0.01             $(0.01)          $(0.04)          $(0.06)          $(0.09)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.56               1.94             2.10             2.22             2.78
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       0.12              (0.16)           (0.41)           (0.62)           (0.81)
-----------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                 YEARS ENDED 12/31                                  PERIOD
                                           ---------------------------------------------------------------           ENDED
                                                2004             2003              2002               2001         12/31/00*

Net asset value, beginning of period         $10.99             $8.57             $9.72             $10.79           $11.69^
---------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                      $0.11             $0.13             $0.01              $0.06            $0.05
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments
and foreign currency                           1.90              2.29             (1.14)             (1.11)           (0.75)
---------------------------------------------------            ------            ------             ------           ------
Total from investment operations              $2.01             $2.42            $(1.13)            $(1.05)          $(0.70)
---------------------------------------------------            ------            ------             ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                      $--               $--            $(0.02)            $(0.01)          $(0.04)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign
currency transactions                            --                --                --                 --            (0.10)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and
foreign currency transactions                    --                --                --              (0.01)           (0.06)
---------------------------------------------------            ------            ------             ------           ------
Total distributions declared to
shareholders                                    $--               $--            $(0.02)            $(0.02)          $(0.20)
---------------------------------------------------            ------            ------             ------           ------
Net asset value, end of period               $13.00            $10.99             $8.57              $9.72           $10.79
---------------------------------------------------            ------            ------             ------           ------
Total return (%)&                             18.29             28.24            (11.65)             (9.76)           (6.03)^++
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                     0.19###           0.65###           1.40               1.36             1.37+
---------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.81              1.41              0.15               0.59             0.75+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               40                48               148                 71              101
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                     $27               $22              $148               $168             $187
---------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $64,649 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement.
    This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                  $0.05             $0.06            $(0.07)            $(0.05)          $(0.07)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                     0.60              1.44              2.35               2.42             2.96+
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.40              0.62             (0.80)             (0.47)           (0.84)+
---------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.
  ^ The net asset value and total return previously reported as $11.88 and (7.53)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - Global Equity Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 11 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2004, the value of securities loaned was $4,059,119. These loans were collateralized by cash of $4,250,981 and non-cash U.S. Treasury obligations of $15,334.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $237 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $202 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, and washsales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                                      12/31/04        12/31/03

Distributions declared from ordinary income:           $71,238          $5,842
--------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income decreased by $5,972, and accumulated undistributed net realized gain on investments and foreign currency transactions increased by $5,972 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income            $117,885
              --------------------------------------------------
              Undistributed long-term capital gain      598,621
              --------------------------------------------------
              Unrealized appreciation (depreciation)  5,649,608
              --------------------------------------------------
              Other temporary differences                (1,754)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $64,649 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $1,927, equivalent to 0.0081% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $8,276 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $151 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $18,159,641 and $9,132,712, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                   $30,427,192
       ------------------------------------------------------------
       Gross unrealized appreciation                     $5,830,555
       ------------------------------------------------------------
       Gross unrealized depreciation                       (181,375)
       ------------------------------------------------------------
       Net unrealized appreciation (depreciation)        $5,649,180
       ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                            1,043,575        $11,951,565        1,097,305         $9,997,174
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              6,372             71,238              676              5,842
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (228,069)        (2,630,927)        (288,130)        (2,560,403)
----------------------------------------------------------------------------------------------------------
Net change                               821,878         $9,391,876          809,851         $7,442,613
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES*

Shares sold                                   --                $--            2.053             $20.00
----------------------------------------------------------------------------------------------------------
Shares reacquired                             --                 --          (17.316)           (166.58)
----------------------------------------------------------------------------------------------------------
Net change                                    --                $--          (15.263)          $(146.58)
----------------------------------------------------------------------------------------------------------
*For the year ended December 31, 2004, the series had no Service Class share activity.

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $194, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Global Equity Series:

We have audited the accompanying statement of assets and liabilities of MFS Global Equity Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Equity Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

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TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                     ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
David R. Mannheim

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PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

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QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

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FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 51.3%.

For the year ended December 31, 2004, income from foreign sources was
$330,093, and the series designated a foreign tax credit of $39,931.
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CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free:
1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VGE-ANN-02/05 42M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) VALUE SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) VALUE SERIES

Objective: Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLE                                     10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM                                   26
----------------------------------------------------
TRUSTEES AND OFFICERS                             27
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             30
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    30
----------------------------------------------------
FEDERAL TAX INFORMATION                           30
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
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NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

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LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         97.3%
Cash & Other Net Assets         2.7%

TOP TEN HOLDINGS

Bank of America Corp.                                                     3.9%
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Citigroup Inc.                                                            3.6%
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Altria Group Inc.                                                         2.6%
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Goldman Sachs Group Inc.                                                  2.6%
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Fannie Mae                                                                2.3%
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SunTrust Banks Inc.                                                       2.3%
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MetLife Inc.                                                              2.2%
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Sprint Corp.                                                              2.2%
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ConocoPhillips                                                            2.1%
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Johnson & Johnson                                                         1.9%
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SECTOR WEIGHTINGS

Financial Services                                                       28.6%
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Energy                                                                   10.7%
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Consumer Staples                                                         10.5%
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Utilities & Communications                                               10.3%
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Basic Materials                                                           9.5%
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Health Care                                                               7.6%
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Industrial Goods & Services                                               7.4%
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Leisure                                                                   6.5%
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Retailing                                                                 1.9%
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Transportation                                                            1.6%
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Special Products & Services                                               1.3%
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Autos & Housing                                                           0.8%
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Technology                                                                0.6%
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Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, the MFS VIT - Value Series provided a total return of 15.18% for the Initial Class shares and 14.82% for the Service Class shares. These returns compare with a return of 16.49%, for the series' benchmark, the Russell 1000 Value Index. The investment objective of the series is to seek capital appreciation and reasonable income. The Series invests, under normal market conditions, at least 65% of its net assets in income producing equity securities that MFS believes are undervalued in the market relative to their long-term potential. The series may invest in foreign securities through which it may have exposure to foreign currencies.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve; although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up considerably for the year.

During the reporting period, the U.S. dollar fell significantly against the euro and other major currencies. This trend would have a negative impact on the relative performance of any portfolio which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help portfolios which were underweight.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services, leisure and retailing sectors detracted from performance relative to the Russell 1000 Value Index. In financial services, Fannie Mae, Mellon Financial and Saint Paul Travelers* detracted from overall relative performance.

In the leisure sector media conglomerate Viacom was a drag on relative performance as was media and entertainment company Tribune which engages in newspaper publishing, television and radio broadcasting.

The retailing sector as a whole detracted from relative results, but no individual securities from the portfolio's holdings were among the top detractors.

Stock in other sectors that detracted from performance included our underweighted position in outperformer Exxon Mobil, and our position in global pharmaceutical firm Pfizer (not a constituent in the index). We also chose to overweight International Paper and Union Pacific Corp. and both stocks performed poorly during the period.

The series' cash position also detracted from relative performance. As with nearly all VIT series, this portfolio holds some cash to buy new holdings and provide liquidity. In a period when equity markets rose measurably, holding any cash hurt performance against our benchmark, the Russell 1000 Value Index, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

The series' best relative performing sectors over the period were utilities and communications, technology, and basic materials. Stock selection in the utilities and communications sector was a major contributor to relative performance. A combination of security selection and our decision to underweight the technology sector proved positive for performance. A combination of overweighting and selection in the basic materials sector also aided relative performance.

At the security level our position in power producer TXU aided relative performance as the stock more than doubled over the period. Our position in global communications provider Sprint also contributed to relative results.

Although technology was one of the series' best contributing sectors only one security within the sector was among our top contributors. Underweighting Hewlett-Packard aided relative results as that stock lagged the benchmark.

In the basic materials sector Monsanto and Swiss agricultural firm Syngenta (not a constituent in the index) added to the series relative outperformance.

In health care, our underexposure to Merck contributed to performance. Merck's stock price decreased after they pulled the popular arthritis drug Vioxx from shelves, studies revealed that the medication was linked to increased risk of heart attacks and strokes. Consumer staples stock Archer-Daniels-Midland Co. was also helpful to relative performance as the stock performed well over the period.

During the reporting period, the total impact of currency movement was a major contributor to performance relative to the benchmark. The base currency of the series is the U.S. dollar and the performance of the series and its benchmark is presented in terms of this currency. Nevertheless, specific holdings of the series and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the series and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

    Respectfully,

/s/ Edward B. Baldini                       /s/ Steven R. Gorham

    Edward B. Baldini                           Steven R. Gorham
    Portfolio Manager                           Portfolio Manager

*Stock was not held in the portfolio at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series current or future investments.

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PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2004.
Index information is from January 1, 2002.

             MFS VIT Value Series        Russell 1000
               - Initial Class            Value Index
------------------------------------------------------
1/02                $10,000               $10,000
12/02                 8,630                 8,448
12/03                10,784                10,985
12/04                12,421                12,796


TOTAL RETURNS

--------------
Average annual
--------------
                             Class
      Share class        inception date       1-yr        Life*
  ----------------------------------------------------------------
        Initial              1/2/02            15.18%        7.49%
  ----------------------------------------------------------------
        Service              1/2/02            14.82%        7.27%
  ----------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------
  Russell 1000 Value Index#                    16.49%        8.57%
  ----------------------------------------------------------------

--------------
 Cumulative
--------------

      Share class                             1-yr        Life*
  ----------------------------------------------------------------
        Initial                                15.18%       24.21%
  ----------------------------------------------------------------
        Service                                14.82%       23.43%
  ----------------------------------------------------------------

* For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2004. Index information is from January 1, 2002.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - measures large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry 0.25% annual Rule 12b-1 fee.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

The portfolio may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004, through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.90%      $1,000         $1,113          $4.79
 Initial  ----------------------------------------------------------------------
          Hypothetical*    0.90%      $1,000         $1,021          $4.58
--------------------------------------------------------------------------------
          Actual           1.15%      $1,000         $1,111          $6.12
Service   ----------------------------------------------------------------------
          Hypothetical*    1.15%      $1,000         $1,019          $5.85
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 97.3%
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ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 3.9%
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                   34,170        $1,898,133
------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  31,450         1,709,622
------------------------------------------------------------------------------------------------
United Technologies Corp.                                               10,140         1,047,969
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                                                                                      $4,655,724
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------
Diageo PLC                                                              38,360          $546,260
------------------------------------------------------------------------------------------------

Banks & Credit Companies - 17.5%
------------------------------------------------------------------------------------------------
American Express Co.                                                    25,947        $1,462,632
------------------------------------------------------------------------------------------------
Bank of America Corp.                                                   97,878         4,599,287
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         89,310         4,302,956
------------------------------------------------------------------------------------------------
Fannie Mae                                                              39,294         2,798,126
------------------------------------------------------------------------------------------------
Freddie Mac                                                             10,170           749,529
------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                 32,525         1,268,800
------------------------------------------------------------------------------------------------
MBNA Corp.                                                              21,410           603,548
------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                      25,500         1,464,720
------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                    36,753         2,715,312
------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                       14,070           874,451
------------------------------------------------------------------------------------------------
                                                                                     $20,839,361
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.7%
------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                             43,000        $1,412,120
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                      24,790           481,918
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       53,969         1,963,932
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                         20,940           582,132
------------------------------------------------------------------------------------------------
                                                                                      $4,440,102
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.2%
------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                 6,420          $447,153
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                               29,372         3,055,863
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                           6,960           608,861
------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                  38,351         1,193,100
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               15,275           912,987
------------------------------------------------------------------------------------------------
                                                                                      $6,217,964
------------------------------------------------------------------------------------------------
Business Services - 1.3%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                    44,230        $1,194,210
------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                            9,180           368,944
------------------------------------------------------------------------------------------------
                                                                                      $1,563,154
------------------------------------------------------------------------------------------------
Chemicals - 6.0%
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                        24,690        $1,222,402
------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                           30,950         1,518,098
------------------------------------------------------------------------------------------------
Monsanto Co.                                                            22,300         1,238,765
------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                      10,990           214,525
------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                    28,936         1,972,278
------------------------------------------------------------------------------------------------
Syngenta AG                                                              9,654         1,021,865
------------------------------------------------------------------------------------------------
                                                                                      $7,187,933
------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.6%
------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                     22,710          $476,229
------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    2,330           229,691
------------------------------------------------------------------------------------------------
                                                                                        $705,920
------------------------------------------------------------------------------------------------
Construction - 0.8%
------------------------------------------------------------------------------------------------
Masco Corp.                                                             25,340          $925,670
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.4%
------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                    24,958        $1,642,486
------------------------------------------------------------------------------------------------

Containers - 0.4%
------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                          25,220          $471,110
------------------------------------------------------------------------------------------------

Electrical Equipment - 1.8%
------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                             11,090          $752,900
------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                    18,880         1,323,488
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                  1,250            44,675
------------------------------------------------------------------------------------------------
                                                                                      $2,121,063
------------------------------------------------------------------------------------------------
Energy - Independent - 2.3%
------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      13,590          $528,923
------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      8,370           597,283
------------------------------------------------------------------------------------------------
Unocal Corp.                                                            38,573         1,667,897
------------------------------------------------------------------------------------------------
                                                                                      $2,794,103
------------------------------------------------------------------------------------------------
Energy - Integrated - 6.9%
------------------------------------------------------------------------------------------------
BP PLC, ADR                                                             36,601        $2,137,498
------------------------------------------------------------------------------------------------
ConocoPhillips                                                          29,290         2,543,251
------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                       41,718         2,138,465
------------------------------------------------------------------------------------------------
Total S.A., ADR                                                         12,851         1,411,554
------------------------------------------------------------------------------------------------
                                                                                      $8,230,768
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.9%
------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                              87,924        $1,961,584
------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                          24,550           957,205
------------------------------------------------------------------------------------------------
Kellogg Co.                                                             39,210         1,751,119
------------------------------------------------------------------------------------------------
Nestle S.A.                                                              2,238           583,400
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                           13,398           699,376
------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                          45,070         1,087,990
------------------------------------------------------------------------------------------------
                                                                                      $7,040,674
------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
------------------------------------------------------------------------------------------------
Bowater, Inc.                                                            9,770          $429,587
------------------------------------------------------------------------------------------------
International Paper Co.                                                 39,499         1,658,958
------------------------------------------------------------------------------------------------
                                                                                      $2,088,545
------------------------------------------------------------------------------------------------
Insurance - 5.9%
------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                             16,190          $645,010
------------------------------------------------------------------------------------------------
Allstate Corp.                                                          41,735         2,158,534
------------------------------------------------------------------------------------------------
Chubb Corp.                                                              7,325           563,293
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                 14,953         1,036,392
------------------------------------------------------------------------------------------------
MetLife, Inc.                                                           64,813         2,625,575
------------------------------------------------------------------------------------------------
                                                                                      $7,028,804
------------------------------------------------------------------------------------------------

Leisure & Toys - 0.3%
------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                            17,220          $333,724
------------------------------------------------------------------------------------------------

Machinery & Tools - 1.7%
------------------------------------------------------------------------------------------------
Deere & Co.                                                             17,039        $1,267,702
------------------------------------------------------------------------------------------------
Finning International, Inc.                                              4,320           125,948
------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                3,160           292,869
------------------------------------------------------------------------------------------------
Sandvik AB                                                               8,760           352,547
------------------------------------------------------------------------------------------------
                                                                                      $2,039,066
------------------------------------------------------------------------------------------------
Medical Equipment - 0.5%
------------------------------------------------------------------------------------------------
Baxter International, Inc.                                              16,900          $583,726
------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.2%
------------------------------------------------------------------------------------------------
KeySpan Corp.                                                            5,600          $220,920
------------------------------------------------------------------------------------------------

Oil Services - 1.5%
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                      8,670          $287,064
------------------------------------------------------------------------------------------------
Noble Corp.*                                                            23,227         1,155,311
------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                        4,452           298,061
------------------------------------------------------------------------------------------------
                                                                                      $1,740,436
------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.1%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     31,840        $1,485,336
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                          4,650           263,888
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                       34,980         2,218,432
------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                       55,570         1,786,020
------------------------------------------------------------------------------------------------
Novartis AG                                                             11,030           553,795
------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                            14,209           382,080
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                        6,880           789,128
------------------------------------------------------------------------------------------------
Wyeth                                                                   24,250         1,032,808
------------------------------------------------------------------------------------------------
                                                                                      $8,511,487
------------------------------------------------------------------------------------------------
Printing & Publishing - 1.9%
------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                      125,728        $1,157,863
------------------------------------------------------------------------------------------------
Tribune Co.                                                             26,350         1,110,389
------------------------------------------------------------------------------------------------
                                                                                      $2,268,252
------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.5%
------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                      26,270        $1,242,834
------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                      8,530           573,643
------------------------------------------------------------------------------------------------
                                                                                      $1,816,477
------------------------------------------------------------------------------------------------
Restaurants - 0.6%
------------------------------------------------------------------------------------------------
McDonald's Corp.                                                        23,810          $763,349
------------------------------------------------------------------------------------------------

Specialty Chemicals - 1.3%
------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                          23,236        $1,346,991
------------------------------------------------------------------------------------------------
Praxair, Inc.                                                            5,206           229,845
------------------------------------------------------------------------------------------------
                                                                                      $1,576,836
------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
------------------------------------------------------------------------------------------------
Gap, Inc.                                                               57,720        $1,219,046
------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                          39,930         1,003,441
------------------------------------------------------------------------------------------------
                                                                                      $2,222,487
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.3%
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                     584,780        $1,583,116
------------------------------------------------------------------------------------------------

Telephone Services - 4.0%
------------------------------------------------------------------------------------------------
Sprint Corp.                                                           104,760        $2,603,286
------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                            53,710         2,175,792
------------------------------------------------------------------------------------------------
                                                                                      $4,779,078
------------------------------------------------------------------------------------------------
Tobacco - 2.7%
------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      51,621        $3,154,043
------------------------------------------------------------------------------------------------

Trucking - 0.1%
------------------------------------------------------------------------------------------------
CNF, Inc.                                                                1,360           $68,136
------------------------------------------------------------------------------------------------

Utilities - Electric Power - 4.8%
------------------------------------------------------------------------------------------------
Cinergy Corp.                                                           13,650          $568,250
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                27,560         1,866,914
------------------------------------------------------------------------------------------------
Energy East Corp.                                                       17,508           467,113
------------------------------------------------------------------------------------------------
Entergy Corp.                                                            8,340           563,701
------------------------------------------------------------------------------------------------
Exelon Corp.                                                             8,000           352,560
------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                        5,080           200,711
------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                          2,240           167,440
------------------------------------------------------------------------------------------------
PPL Corp.                                                               10,710           570,629
------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                    4,580           237,107
------------------------------------------------------------------------------------------------
TXU Corp.                                                               11,770           759,871
------------------------------------------------------------------------------------------------
                                                                                      $5,754,296
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $100,512,773)                                        $115,915,070
------------------------------------------------------------------------------------------------

Short-Term Obligation - 3.7%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
UBS Finance, Inc., 2.23%, due 1/03/05, at Amortized
Cost and Value#                                                     $4,445,000        $4,444,449
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $104,957,222)                                   $120,359,519
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.0)%                                               (1,155,340)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $119,204,179
------------------------------------------------------------------------------------------------
*  Non-income producing security.
#  The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value (identified cost, $104,957,222)            $120,359,519
-------------------------------------------------------------------------------------------------------
Cash                                                                      760
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                     802,517
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     194,996
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                        308
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $121,358,100
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                  $2,147,184
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                    3,597
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                        2,445
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                       452
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                        243
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $2,153,921
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $119,204,179
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $99,249,777
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of
assets and liabilities in foreign currencies                       15,403,468
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments and
foreign currency transactions                                       3,433,300
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     1,117,634
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $119,204,179
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     9,839,949
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $83,704,191 / 6,899,768 shares of
  beneficial interest outstanding)                                                               $12.13
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $35,499,988 / 2,940,181 shares of
  beneficial interest outstanding)                                                               $12.07
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                         $1,906,176
-------------------------------------------------------------------------------------------------------
  Interest                                                              39,549
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (21,551)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $1,924,174
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                      $616,218
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 2,539
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           29,530
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                      62,989
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                     6,521
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                         33,887
-------------------------------------------------------------------------------------------------------
  Printing                                                              16,601
-------------------------------------------------------------------------------------------------------
  Postage                                                                   50
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         40,116
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             2,742
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         18,713
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                 $829,906
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (746)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (27,179)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $801,981
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $1,122,193
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                           $3,572,716
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         (2,726)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                 $3,569,990
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                       $8,829,075
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies              960
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                         $8,830,035
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $12,400,025
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $13,522,218
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                              $1,122,193                  $361,197
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               3,569,990                 1,143,239
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                8,830,035                 6,665,017
--------------------------------------------------------------  -------------               -----------
Change in net assets from operations                              $13,522,218                $8,169,453
--------------------------------------------------------------  -------------               -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Initial Class                                                     $(265,442)                 $(23,448)
-------------------------------------------------------------------------------------------------------
  Service Class                                                       (99,483)                  (11,324)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions
  Initial Class                                                      (787,507)                       --
-------------------------------------------------------------------------------------------------------
  Service Class                                                      (361,842)                       --
--------------------------------------------------------------  -------------               -----------
Total distributions declared to shareholders                      $(1,514,274)                 $(34,772)
--------------------------------------------------------------  -------------               -----------
Change in net assets from series share transactions               $52,078,381               $37,750,494
--------------------------------------------------------------  -------------               -----------
Total change in net assets                                        $64,086,325               $45,885,175
--------------------------------------------------------------  -------------               -----------

NET ASSETS

At beginning of period                                            $55,117,854                $9,232,679
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of
$1,117,634 and $363,091, respectively)                           $119,204,179               $55,117,854
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years, or, if shorter, the period of the series' operation. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                   YEARS ENDED 12/31                    PERIOD
                                                            -------------------------------              ENDED
                                                                   2004                2003            12/31/02*

Net asset value, beginning of period                              $10.76               $8.63             $10.00
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                                           $0.16               $0.14              $0.16
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency                                                1.44                2.01              (1.53)
---------------------------------------------------------------  -------             -------             ------
Total from investment operations                                   $1.60               $2.15             $(1.37)
---------------------------------------------------------------  -------             -------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.06)             $(0.02)               $--
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                              (0.17)                 --                 --
---------------------------------------------------------------  -------             -------             ------
Total distributions declared to shareholders                      $(0.23)             $(0.02)               $--
---------------------------------------------------------------  -------             -------             ------
Net asset value, end of period                                    $12.13              $10.76              $8.63
---------------------------------------------------------------  -------             -------             ------
Total return (%)&                                                  15.18               24.96             (13.70)++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          0.90                0.90               0.90+
---------------------------------------------------------------------------------------------------------------
Net investment income                                               1.44                1.45               1.89+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    34                  48                102
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $83,704             $36,981             $5,497
---------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than
    0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series'
    actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $141,683 for expenses borne under this agreement. Effective January 1, 2005 the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30,
    2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                       $0.16**             $0.11             $(0.01)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          0.93                1.18               2.94+
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        1.41                1.17              (0.15)+
---------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the series' investment operations, January 2, 2002, through
   December 31, 2002.
** The waiver impact per share amount was less than $0.01.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                   YEARS ENDED 12/31                    PERIOD
                                                            -------------------------------              ENDED
                                                                   2004                2003            12/31/02*

Net asset value, beginning of period                              $10.73               $8.62             $10.00
---------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                                           $0.13               $0.11              $0.12
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency                                                1.43                2.02              (1.50)
---------------------------------------------------------------  -------             -------             ------
Total from investment operations                                   $1.56               $2.13             $(1.38)
---------------------------------------------------------------  -------             -------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.05)             $(0.02)               $--
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                              (0.17)                 --                 --
---------------------------------------------------------------  -------             -------             ------
Total distributions declared to shareholders                      $(0.22)             $(0.02)               $--
---------------------------------------------------------------  -------             -------             ------
Net asset value, end of period                                    $12.07              $10.73              $8.62
--------------------------------------------------------------  -------             -------             ------
Total return (%)&                                                  14.82               24.71             (13.80)++
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                                          1.15                1.15               1.15+
---------------------------------------------------------------------------------------------------------------
Net investment income                                               1.19                1.22               1.44+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    34                  48                102
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $35,500             $18,137             $3,735
---------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution and service fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $141,683 for expenses borne under this agreement. Effective January 1,
    2005 the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                       $0.13**             $0.09             $(0.05)
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.18                1.43               3.19+
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        1.16                0.94              (0.60)+
---------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the series' investment operations, January 2, 2002, through
   December 31, 2002.
** The waiver impact per share amount was less than $0.01.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Value Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplier valuations. All other short term obligations in the series portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $469 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $277 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                                      12/31/04        12/31/03

Distributions declared from ordinary income         $1,451,246         $34,772
--------------------------------------------------------------------------------
Distributions declared from long-term
capital gain                                            63,028              --
--------------------------------------------------------------------------------
Total distributions declared                        $1,514,274         $34,772
--------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income decreased by $2,725 and accumulated undistributed net realized gain on investments and foreign currency transactions increased by $2,725 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $2,474,519
              --------------------------------------------------
              Undistributed long-term capital gain    2,161,978
              --------------------------------------------------
              Unrealized appreciation (depreciation) 15,317,905
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $141,683 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $6,521 equivalent to 0.00794% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $28,695 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $742 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $77,572,411 and $27,036,053, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                   $105,042,785
     -------------------------------------------------------------
     Gross unrealized appreciation                     $15,761,274
     -------------------------------------------------------------
     Gross unrealized depreciation                        (444,540)
     -------------------------------------------------------------
     Net unrealized appreciation (depreciation)        $15,316,734
     -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                            3,837,329        $42,453,479        3,169,111        $29,385,787
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             98,131          1,052,949            2,698             23,448
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (471,759)        (5,232,453)        (373,097)        (3,415,355)
----------------------------------------------------------------------------------------------------------
Net change                             3,463,701        $38,273,975        2,798,712        $25,993,880
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                            1,539,908        $16,986,012        2,011,182        $18,196,907
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             43,155            461,325            1,304             11,324
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (333,474)        (3,642,931)        (755,313)        (6,451,617)
----------------------------------------------------------------------------------------------------------
Net change                             1,249,589        $13,804,406        1,257,173        $11,756,614
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $494, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Value Series:

We have audited the accompanying statement of assets and liabilities of MFS Value Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from January 2, 2002 (commencement of operations) through December 31, 2002. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectivness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Value Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from January 2, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                      CUSTODIANS
Massachusetts Financial Services Company                                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                              225 Franklin Street, Boston, MA 02110
02116-3741
                                                                        JP Morgan Chase Bank
DISTRIBUTOR                                                             One Chase Manhattan Place
MFS Fund Distributors, Inc.                                             New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                                        INDEPENDENT REGISTERED PUBLIC
                                                                        ACCOUNTING FIRM
PORTFOLIO MANAGERS                                                      Deloitte & Touche LLP
Steven R. Gorham                                                        200 Berkeley Street, Boston, MA 02116
Edward Baldini

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

The series has designated $63,028 as a capital gain dividend for the year ended December 31, 2004.

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free:
1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VLU-ANN-02/05 3M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

MFS(R) EMERGING
GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) EMERGING GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
------------------------------------------------

LETTER FROM THE CEO                            1
------------------------------------------------
PORTFOLIO COMPOSITION                          4
------------------------------------------------
MANAGEMENT REVIEW                              5
------------------------------------------------
PERFORMANCE SUMMARY                            7
------------------------------------------------
EXPENSE TABLE                                 10
------------------------------------------------
PORTFOLIO OF INVESTMENTS                      11
------------------------------------------------
FINANCIAL STATEMENTS                          16
------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                 21
------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                        27
------------------------------------------------
TRUSTEES AND OFFICERS                         28
------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION         31
------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                31
------------------------------------------------
CONTACT INFORMATION                   BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
NOT FDIC INSURED       MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE        NOT A DEPOSIT
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              Stocks                                     98.9%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              Cytyc Corp.                                 2.5%
              ------------------------------------------------
              Dell, Inc.                                  2.1%
              ------------------------------------------------
              American Tower Corp. "A"                    2.1%
              ------------------------------------------------
              eBay, Inc.                                  2.0%
              ------------------------------------------------
              Getty Images, Inc.                          1.9%
              ------------------------------------------------
              Yahoo!, Inc.                                1.8%
              ------------------------------------------------
              Genzyme Corp.                               1.6%
              ------------------------------------------------
              Legg Mason, Inc.                            1.6%
              ------------------------------------------------
              Amdocs Ltd.                                 1.6%
              ------------------------------------------------
              Fisher Scientific International, Inc.       1.5%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 25.5%
              ------------------------------------------------
              Health Care                                24.5%
              ------------------------------------------------
              Leisure                                    13.3%
              ------------------------------------------------
              Special Products & Services                 8.8%
              ------------------------------------------------
              Utilities & Communications                  7.8%
              ------------------------------------------------
              Retailing                                   6.2%
              ------------------------------------------------
              Financial Services                          4.9%
              ------------------------------------------------
              Energy                                      2.2%
              ------------------------------------------------
              Industrial Goods & Services                 1.9%
              ------------------------------------------------
              Consumer Staples                            1.2%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------
              Transportation                              0.8%
              ------------------------------------------------
              Basic Materials                             0.8%
              ------------------------------------------------


Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, the MFS VIT - Emerging Growth Series provided a total return of 12.96% for Initial Class shares and 12.72% for Service Class shares. Both share classes outperformed the 6.93% return for the series' benchmark, the Russell 3000 Growth Index. The series' investment objective is to seek long-term growth of capital. The series invests under normal market conditions at least 65% of its net assets in common stocks and related securities of emerging growth companies. The series may invest in foreign securities through which it may have exposure to foreign currencies.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up significantly for the year.

CONTRIBUTORS TO PERFORMANCE

The series' top-performing sectors over the period relative to the benchmark were health care, technology and utilities and communications. Stock selection in the health care and technology sectors was the major contributor to relative performance. Overweighting the utilities and communications sector also contributed to the series' performance over the period.

In the health care sector our avoidance of poor-performing Pfizer and our position in medical diagnostics firm Cytyc Corp., which nearly doubled over the period, aided relative results.

In the technology sector our underweighting of poor performing chip manufacturer Intel Corp.* also helped relative results. Our positions in eBay Inc., Apple Computer, Marvell Technology Group, Ltd. and Symantec Corp. had a positive impact on relative performance as they all increased significantly in value. Apple Computer, who makes the popular iPod, a portable music player, experienced a dramatic increase in its stock price over the year.

In the utilities and communications sector the series benefited from positions in American Tower Corp., America Movil S.A. de C.V. and SpectraSite, Inc.; all three stocks performed very well over the period. America Movil is a wireless communications company operating in Latin America.

DETRACTORS FROM PERFORMANCE

Stock selection in the special products and services and retailing sectors detracted from relative performance. Underweighting the industrial goods and services sector also hurt performance. Within special products and services our position in post secondary educator Corinthian Colleges* was the largest single detractor within the series. Our avoidance of General Electric hurt performance as the stock outperformed the series' benchmark. Our underexposure to home retailer Home Depot was also a drag on performance as that security performed well over the period.

Although health care was one of our top-performing sectors, avoiding managed-care firm United Health Group detracted from relative performance as the stock's price appreciated considerably over the period. Similarly, our avoidance of QUALCOMM and our position in Andrew Corp.* held back results. Some securities within the technology sector proved to be disappointments. Our positions in Red Hat Inc.,

IAC/InterActive and PMC-Sierra detracted from relative performance as those stocks declined in value over the period. Radio broadcaster Westwood One, from the leisure sector, also detracted from relative results.

    Respectfully,

/s/ Eric Fischman                              /s/ David Sette-Ducati

    Eric Fischman                                  David Sette-Ducati
    Portfolio Manager                              Portfolio Manager

/s/ Camille Lee

    Camille Lee
    Portfolio Manager

* Stock not held in the portfolio at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2004. Index information is from August 1, 1995.

                         MFS VIT Emerging
                         Growth Series --     Russell 3000
                          Intitial Class      Growth Index

          7/95             $10,000             $10,000
          12/95             11,741              10,901
          12/96             13,740              13,286
          12/97             16,749              17,104
          12/98             22,471              23,094
          12/99             38,709              30,905
          12/00             31,923              23,977
          12/01             21,234              19,272
          12/02             14,065              13,869
          12/03             18,317              18,165
          12/04             20,690              19,423

TOTAL RETURNS

------------------
Average annual
------------------

                         Class
    Share class      inception date     1-yr      3-yr      5-yr       Life*
  ----------------------------------------------------------------------------
      Initial           7/24/95         12.96%    -0.86%    -12.22%      8.01%
  ----------------------------------------------------------------------------
      Service           5/01/00         12.72%    -1.05%    -12.37%      7.91%
  ----------------------------------------------------------------------------

------------------
Average annual
------------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Russell 3000 Growth Index#             6.93%     0.26%     -8.87%      7.30%
  ----------------------------------------------------------------------------

------------------
Cumulative
------------------

    Share class                         1-yr      3-yr      5-yr       Life*
  ----------------------------------------------------------------------------
      Initial                           12.96%    -2.56%    -47.89%    106.90%
  ----------------------------------------------------------------------------
      Service                           12.72%    -3.12%    -48.34%    105.15%
  ----------------------------------------------------------------------------


* For the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2004. Index information is from
  August 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

The Russell 3000 Growth Index - measures the performance of U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The performance shown reflects a non-recurring accrual made to the series on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small, mid, or emerging growth companies is risker than investing in more-established companies.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   7/01/04-
                            Ratio       7/01/04        12/31/04       12/31/04
-------------------------------------------------------------------------------
         Actual           0.88%        $1,000          $1,074           $4.60
Initial  ----------------------------------------------------------------------
         Hypothetical*    0.88%        $1,000          $1,021           $4.48
-------------------------------------------------------------------------------
         Actual           1.13%        $1,000          $1,073           $5.90
Service  ----------------------------------------------------------------------
         Hypothetical*    1.13%        $1,000          $1,019           $5.75
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 98.9%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Airlines - 0.4%
------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                              159,670          $3,707,528
------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                             82,010          $4,160,367
------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.1%
------------------------------------------------------------------------------------------------
Coach, Inc.*                                                          49,670          $2,801,388
------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                       74,830           6,786,333
------------------------------------------------------------------------------------------------
                                                                                      $9,587,721
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.8%
------------------------------------------------------------------------------------------------
American Express Co.                                                 195,240         $11,005,679
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                   91,860           4,591,163
------------------------------------------------------------------------------------------------
                                                                                     $15,596,842
------------------------------------------------------------------------------------------------
Biotechnology - 6.2%
------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                         100,770          $6,464,396
------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                      134,690           3,573,326
------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                    121,390           5,488,042
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                       237,840          13,811,369
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                               190,890           6,679,241
------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                              152,170           7,011,994
------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                     235,170           6,375,459
------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                        77,770           3,834,061
------------------------------------------------------------------------------------------------
                                                                                     $53,237,888
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 6.5%
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         228,240          $3,692,923
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^                                  284,720           9,464,093
------------------------------------------------------------------------------------------------
Grupo Televisa S.A.                                                  113,210           6,849,205
------------------------------------------------------------------------------------------------
News Corp., "A"^                                                     257,320           4,801,591
------------------------------------------------------------------------------------------------
NTL, Inc.*                                                           169,920          12,397,363
------------------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                       210,070           2,872,787
------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                               186,250           3,274,275
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                      210,080           5,840,224
------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                  247,770           6,672,446
------------------------------------------------------------------------------------------------
                                                                                     $55,864,907
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.1%
------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                           299,680          $4,261,450
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             41,240           4,290,610
------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                     186,490          13,662,257
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        49,310           4,313,639
------------------------------------------------------------------------------------------------
                                                                                     $26,527,956
------------------------------------------------------------------------------------------------
Business Services - 6.8%
------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                         187,180          $8,887,306
------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                      207,460           3,792,369
------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                        55,750           3,731,905
------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                  225,960          11,777,035
------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                 241,030          16,594,916
------------------------------------------------------------------------------------------------
Hewitt Associates, Inc., "A"*                                         53,370           1,708,374
------------------------------------------------------------------------------------------------
Manpower, Inc.                                                        80,160           3,871,728
------------------------------------------------------------------------------------------------
Paychex, Inc.^                                                       110,840           3,777,427
------------------------------------------------------------------------------------------------
SOFTBANK CORP.                                                        93,500           4,539,674
------------------------------------------------------------------------------------------------
                                                                                     $58,680,734
------------------------------------------------------------------------------------------------
Chemicals - 0.2%
------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                    70,550          $1,377,136
------------------------------------------------------------------------------------------------

Computer Software - 7.8%
------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                          182,040          $2,371,981
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                         509,780          13,381,725
------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                          51,590           1,307,291
------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.^*                             207,620           5,113,681
------------------------------------------------------------------------------------------------
Macromedia, Inc.^*                                                   101,130           3,147,166
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                          243,670          11,099,169
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                        834,780          11,453,182
------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                      165,760           2,212,896
------------------------------------------------------------------------------------------------
Symantec Corp.*                                                      202,810           5,224,386
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                              421,254          12,026,802
------------------------------------------------------------------------------------------------
                                                                                     $67,338,279
------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.4%
------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                 54,410          $3,504,004
------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                187,370           4,596,186
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                          436,750          18,404,645
------------------------------------------------------------------------------------------------
National Instruments Corp.^                                           88,520           2,412,170
------------------------------------------------------------------------------------------------
                                                                                     $28,917,005
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                             72,440          $5,846,632
------------------------------------------------------------------------------------------------
Career Education Corp.^*                                             211,890           8,475,600
------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                              28,670           3,147,679
------------------------------------------------------------------------------------------------
                                                                                     $17,469,911
------------------------------------------------------------------------------------------------
Electrical Equipment - 0.8%
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                              196,040          $7,006,470
------------------------------------------------------------------------------------------------

Electronics - 4.0%
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                 153,020          $5,649,498
------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                    72,430           1,515,236
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                       142,720           5,062,278
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                   292,730           3,293,213
------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR*                                    27,140           5,943,660
------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                         155,270           5,482,584
------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                            135,860           2,350,378
------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                         165,950           4,920,418
------------------------------------------------------------------------------------------------
                                                                                     $34,217,265
------------------------------------------------------------------------------------------------
Entertainment - 0.2%
------------------------------------------------------------------------------------------------
DreamWorks Animation, Inc.*                                           52,950          $1,986,155
------------------------------------------------------------------------------------------------

Food & Drug Stores - 1.5%
------------------------------------------------------------------------------------------------
CVS Corp.                                                            133,900          $6,034,873
------------------------------------------------------------------------------------------------
Walgreen Co.^                                                        185,150           7,104,206
------------------------------------------------------------------------------------------------
                                                                                     $13,139,079
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                        123,030          $6,422,166
------------------------------------------------------------------------------------------------

Furniture & Appliances - 1.0%
------------------------------------------------------------------------------------------------
Harman International Industries, Inc.^                                68,190          $8,660,130
------------------------------------------------------------------------------------------------

Gaming & Lodging - 3.7%
------------------------------------------------------------------------------------------------
Carnival Corp.                                                       208,580         $12,020,465
------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                            26,530           2,169,889
------------------------------------------------------------------------------------------------
International Game Technology                                         98,130           3,373,709
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                        207,850          11,315,354
------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                93,730           3,143,704
------------------------------------------------------------------------------------------------
                                                                                     $32,023,121
------------------------------------------------------------------------------------------------
General Merchandise - 2.0%
------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                           199,990          $6,245,688
------------------------------------------------------------------------------------------------
Target Corp.                                                         176,230           9,151,624
------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.                                      612,260           2,103,665
------------------------------------------------------------------------------------------------
                                                                                     $17,500,977
------------------------------------------------------------------------------------------------
Internet - 5.6%
------------------------------------------------------------------------------------------------
eBay, Inc.*                                                          148,890         $17,312,929
------------------------------------------------------------------------------------------------
Google, Inc.^*                                                        60,700          11,721,170
------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                132,674           3,664,456
------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                        403,120          15,189,562
------------------------------------------------------------------------------------------------
                                                                                     $47,888,117
------------------------------------------------------------------------------------------------
Leisure & Toys - 2.6%
------------------------------------------------------------------------------------------------
Activision, Inc.*                                                    153,560          $3,098,841
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                               203,370          12,543,862
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                     56,100           7,025,123
------------------------------------------------------------------------------------------------
                                                                                     $22,667,826
------------------------------------------------------------------------------------------------
Machinery & Tools - 1.1%
------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                     15,320          $1,493,853
------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                            81,530           7,556,200
------------------------------------------------------------------------------------------------
                                                                                      $9,050,053
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.3%
------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                      127,260          $3,548,009
------------------------------------------------------------------------------------------------
HCA, Inc.                                                            194,950           7,790,202
------------------------------------------------------------------------------------------------
                                                                                     $11,338,211
------------------------------------------------------------------------------------------------
Medical Equipment - 10.7%
------------------------------------------------------------------------------------------------
Baxter International, Inc.                                           195,850          $6,764,659
------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                       57,040           3,649,419
------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                         790,470          21,793,258
------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                          75,740           4,256,588
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                               210,454          13,128,121
------------------------------------------------------------------------------------------------
Guidant Corp.                                                        119,710           8,631,091
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      247,920          12,314,186
------------------------------------------------------------------------------------------------
Millipore Corp.*                                                     174,560           8,694,834
------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                        19,130           2,137,196
------------------------------------------------------------------------------------------------
Waters Corp.*                                                        231,200          10,817,848
------------------------------------------------------------------------------------------------
                                                                                     $92,187,200
------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                  12,300            $435,058
------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                   26,600             940,857
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                      120,450           3,494,255
------------------------------------------------------------------------------------------------
                                                                                      $4,870,170
------------------------------------------------------------------------------------------------
Oil Services - 2.2%
------------------------------------------------------------------------------------------------
BJ Services Co.                                                      148,310          $6,902,347
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                  215,220           7,125,934
------------------------------------------------------------------------------------------------
Smith International, Inc.*                                            96,950           5,275,050
------------------------------------------------------------------------------------------------
                                                                                     $19,303,331
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.1%
------------------------------------------------------------------------------------------------
EMC Corp.*                                                           331,840          $4,934,461
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                     54,230           4,609,550
------------------------------------------------------------------------------------------------
                                                                                      $9,544,011
------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
------------------------------------------------------------------------------------------------
Allergan, Inc.                                                       122,440          $9,926,211
------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                110,890           2,330,908
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                    125,620           7,966,820
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                    336,870          11,827,506
------------------------------------------------------------------------------------------------
Novartis AG                                                          126,360           6,344,296
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                     72,790           8,348,925
------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.^*                                        53,750           1,763,538
------------------------------------------------------------------------------------------------
Wyeth                                                                127,440           5,427,670
------------------------------------------------------------------------------------------------
                                                                                     $53,935,874
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"^*                                      107,600          $1,322,404
------------------------------------------------------------------------------------------------

Restaurants - 0.5%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                            63,720          $2,068,988
------------------------------------------------------------------------------------------------
Starbucks Corp.^*                                                     36,630           2,284,247
------------------------------------------------------------------------------------------------
                                                                                      $4,353,235
------------------------------------------------------------------------------------------------
Specialty Stores - 1.6%
------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                     176,500          $7,543,610
------------------------------------------------------------------------------------------------
Tiffany & Co.                                                        196,880           6,294,254
------------------------------------------------------------------------------------------------
                                                                                     $13,837,864
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.4%
------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR^                                     207,190         $10,846,397
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                              372,225          10,191,521
------------------------------------------------------------------------------------------------
                                                                                     $21,037,918
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.6%
------------------------------------------------------------------------------------------------
AudioCodes Ltd.*                                                      79,780          $1,325,146
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 527,788          10,186,308
------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                           383,710           9,381,710
------------------------------------------------------------------------------------------------
Harris Corp.                                                          72,130           4,456,913
------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                             212,436           5,776,135
------------------------------------------------------------------------------------------------
                                                                                     $31,126,212
------------------------------------------------------------------------------------------------
Telephone Services - 5.0%
------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                           986,400         $18,149,760
------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                   314,960           5,240,934
------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                   221,190          12,806,901
------------------------------------------------------------------------------------------------
Sprint Corp.                                                         276,750           6,877,238
------------------------------------------------------------------------------------------------
                                                                                     $43,074,833
------------------------------------------------------------------------------------------------
Trucking - 0.4%
------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                         56,380          $3,150,514
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $732,111,366)                                        $852,109,410
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 16.2%
------------------------------------------------------------------------------------------------

ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.34%, dated 12/31/04,
due 01/03/05, total to be received $3,539,850 (secured
by various U.S. Treasury and Federal Agency obligations in
an individually traded account), at Cost                          $3,539,160          $3,539,160
------------------------------------------------------------------------------------------------

ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                  136,196,486        $136,196,486
------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                              $139,735,646
------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.9%
------------------------------------------------------------------------------------------------

ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05, total
to be received $16,096,937 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                         $16,094,000         $16,094,000
------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $887,941,012)                              $1,007,939,056
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (17.0)%                                            (146,533,562)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $861,405,494
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
+ Restricted security.

ADR = American Depository Receipt
GDR = Global Depository Receipt

(+) As of December 31, 2004, 1 security representing $435,058 and less than
    0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $136,361,114 of
securities on loan (identified cost, $887,941,012)           $1,007,939,056
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                   1,406,327
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                   253,980
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   506,674
-------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                745,251
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,010,851,288
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                   $239
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                 8,237,170
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                              1,188,109
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      139,735,646
-------------------------------------------------------------------------------------------------------
Payable to affiliates

-------------------------------------------------------------------------------------------------------
  Management fee                                                     17,807
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         1,031
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                      214
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              265,578
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $149,445,794
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $861,405,494
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,540,549,409
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                      119,997,288
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                  (799,141,203)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $861,405,494
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    49,178,701
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $830,409,684 / 47,394,519 shares of
  beneficial interest outstanding)                                                               $17.52
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $30,995,810 / 1,784,182 shares of
  beneficial interest outstanding)                                                               $17.37
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income

-------------------------------------------------------------------------------------------------------
  Dividends                                                        $4,813,625
-------------------------------------------------------------------------------------------------------
  Interest                                                            410,416
-------------------------------------------------------------------------------------------------------
  Other#                                                              745,251
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (111,014)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $5,858,278
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                   $6,345,060
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                               18,146
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         297,002
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                     72,171
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                   78,857
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                       264,452
-------------------------------------------------------------------------------------------------------
  Printing                                                            159,736
-------------------------------------------------------------------------------------------------------
  Postage                                                                 271
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                        54,415
-------------------------------------------------------------------------------------------------------
  Legal fees                                                           16,878
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                       116,782
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,423,770
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (42,997)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (2,280)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $7,378,493
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(1,520,215)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-------------------------------------------------------------------------------------------------------
  Investment transactions                                         $70,861,023
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (6,387)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $70,854,636
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                     $32,174,759
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
    currencies                                                         (1,230)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
  currency translation                                                                      $32,173,529
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                         $103,028,165
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $101,507,950
-------------------------------------------------------------------------------------------------------
# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal
  Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                       2004                       2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                              $(1,520,215)               $(1,805,609)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                             70,854,636                 44,393,084
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                              32,173,529                168,083,576
----------------------------------------------------------     -------------              -------------
Change in net assets from operations                            $101,507,950               $210,671,051
----------------------------------------------------------     -------------              -------------
Change in net assets from series share transactions            $(117,590,916)             $(107,658,530)
----------------------------------------------------------     -------------              -------------
Total change in net assets                                      $(16,082,966)              $103,012,521
----------------------------------------------------------     -------------              -------------

NET ASSETS

At beginning of period                                           877,488,460                774,475,939
-------------------------------------------------------------------------------------------------------
At end of period                                                $861,405,494               $877,488,460
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                           YEARS ENDED 12/31
                                            ---------------------------------------------------------------------------------
                                                  2004                2003             2002             2001             2000

Net asset value, beginning of period            $15.51              $11.91           $17.98           $28.85           $37.94
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)                          $(0.03)             $(0.03)          $(0.04)          $(0.03)          $(0.01)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency               2.04                3.63            (6.03)           (9.44)           (7.07)
----------------------------------------------  ------              ------           ------           ------           ------
Total from investment operations                 $2.01               $3.60           $(6.07)          $(9.47)          $(7.08)
----------------------------------------------  ------              ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                         $--                 $--              $--           $(1.04)          $(2.01)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency transactions       --                  --               --            (0.36)              --
----------------------------------------------  ------              ------           ------           ------           ------
Total distributions declared to
shareholders                                       $--                 $--              $--           $(1.40)          $(2.01)
----------------------------------------------  ------              ------           ------           ------           ------
Net asset value, end of period                  $17.52              $15.51           $11.91           $17.98           $28.85
----------------------------------------------  ------              ------           ------           ------           ------
Total return (%)&                                12.96^^             30.23^          (33.76)          (33.49)          (19.61)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.87                0.87             0.86             0.87             0.85
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                              (0.17)              (0.22)           (0.24)           (0.14)           (0.04)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  99                 103              111              231              200
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                      $830,410            $849,718         $757,499       $1,462,469       $2,312,406
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment loss per share and the ratios would have been:

Net investment loss                             $(0.03)**              $--              $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.87**                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                              (0.17)**               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------

**  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ^  The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.75% lower.
 ^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
 &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                YEARS ENDED 12/31                                   PERIOD
                                         -----------------------------------------------------------------           ENDED
                                              2004                2003             2002               2001         12/31/00*
Net asset value, beginning of period        $15.41               $11.86           $17.93            $28.83         $35.17^^^
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)                      $(0.07)              $(0.06)          $(0.07)           $(0.08)         $0.00(+)###
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments and foreign currency    2.03                 3.61            (6.00)            (9.42)         (6.34)
------------------------------------------  ------               ------           ------            ------         ------
Total from investment operations             $1.96                $3.55           $(6.07)           $(9.50)        $(6.34)
------------------------------------------  ------               ------           ------            ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                     $--                  $--              $--            $(1.04)           $--
-------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and
foreign currency transactions                   --                   --               --             (0.36)            --
------------------------------------------  ------               ------           ------            ------         ------
Total distributions declared to
shareholders                                   $--                  $--              $--            $(1.40)           $--
------------------------------------------  ------               ------           ------            ------         ------
Net asset value, end of period              $17.37               $15.41           $11.86            $17.93         $28.83
------------------------------------------  ------               ------           ------            ------         ------
Total return (%)&                            12.72^^              29.93^          (33.85)           (33.62)        (18.06)++^^^
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                    1.12                 1.12             1.09              1.07           1.05+
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 (0.41)               (0.47)           (0.46)            (0.40)          0.01+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              99                  103              111               231            200
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                   $30,996              $27,771          $16,977           $23,303        $15,826
-------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment loss per share and the ratios would have been:

Net investment loss                         $(0.07)**               $--              $--               $--            $--
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.12**                 --               --                --             --
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                          (0.41)**                --               --                --             --
-------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
 ** The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.75% lower.
 ^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
^^^ The net asset value and total return previously reported as $35.70 and (19.27)%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time. & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
(+) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - MFS Emerging Growth Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 123 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

The series was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the series received a partial cash settlement in the amount of $5,562,374, recorded as a realized gain on investment transactions. The partial proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.09 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.75% lower.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $7,862 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $35,135 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and net operating losses.

The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

During the year ended December 31, 2004, accumulated net investment loss decreased by $1,520,215, accumulated net realized loss on investments and foreign currency transactions decreased by $6,386, and paid-in capital decreased by $1,526,601 due to differences between book and tax accounting for foreign currency transactions, and net operating losses. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                $(784,691,808)
          ------------------------------------------------------
          Unrealized appreciation (depreciation)     105,547,893
          ------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, $(380,813,821) and December 31, 2010, $(403,877,987).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $745,251, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $78,857, equivalent to 0.00932% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $296,103 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $421 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $818,006,099 and $930,758,732, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

         Aggregate cost                                 $902,390,407
         -----------------------------------------------------------
         Gross unrealized appreciation                  $121,150,601
         -----------------------------------------------------------
         Gross unrealized depreciation                   (15,601,952)
         -----------------------------------------------------------
         Net unrealized appreciation (depreciation)     $105,548,649
         -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                     Year ended 12/31/04                    Year ended 12/31/03
                                 SHARES              AMOUNT             SHARES              AMOUNT

INITIAL CLASS SHARES
Shares sold                        3,048,337         $48,571,686          7,407,820        $101,448,765
--------------------------------------------------------------------------------------------------------
Shares reacquired                (10,450,550)       (165,907,451)       (16,234,699)       (214,436,904)
--------------------------------------------------------------------------------------------------------
Net change                        (7,402,213)      $(117,335,765)        (8,826,879)      $(112,988,139)
--------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                          978,784         $15,463,022            990,344         $13,706,023
--------------------------------------------------------------------------------------------------------
Shares reacquired                   (996,320)        (15,718,173)          (619,538)         (8,376,414)
--------------------------------------------------------------------------------------------------------
Net change                           (17,536)          $(255,151)           370,806          $5,329,609
--------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $6,806, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) RESTRICTED SECURITIES

At December 31, 2004, the series owned the following security which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.05% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such security be registered. The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                             DATE OF   SHARE/PRINCIPAL
DESCRIPTION              ACQUISITION            AMOUNT       COST        VALUE
Aber Diamond Corp.           1/14/04            12,300   $475,688     $435,058
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(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants
(i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Emerging Growth Series:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Growth Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Growth Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

---------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
----------------------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                               POSITION(s) HELD           TRUSTEE/OFFICER            PRINCIPAL OCCUPATIONS DURING THE
NAME, DATE OF BIRTH                WITH FUND                 SINCE(1)            PAST FIVE YEARS & OTHER DIRECTORSHIPS(2)
-------------------            ----------------           ---------------        ----------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company),
                                                                                  Chairman, Trustee and Chief Executive
                                                                                  Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical
                                                                                  School, Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining products and
(born 05/30/42)                                                                   service provider), Vice Chairman/ Director
                                                                                  (since April 2001); Encinitos Ventures
                                                                                  (private investment company), Principal
                                                                                  (1997 to April 2001); Lincoln Electric
                                                                                  Holdings, Inc. (welding equipment
                                                                                  manufacturer), Director; Southwest Gas
                                                                                  Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate consultant;
(born 09/27/41)                                                                   Capitol Entertainment Management Company
                                                                                  (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society
                                                                                  (insurance), President and Chief Operating
                                                                                  Officer (until May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc., Managing
(born 02/08/53)                                                                   Director, Investment Banking Group (1997 to
                                                                                  February 2001); Borders Group, Inc. (book
                                                                                  and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals
                                                                                  (professional nutritional products), Chief
                                                                                  Executive Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services Company,
(born 10/20/63)               President                    (Advisory Trustee);    Chief Executive Officer, President, Chief
                                                           February-December      Investment Officer and Director
                                                           2004 (Trustee)

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services Company,
(born 03/06/59)               Assistant Clerk                                     Senior Vice President and Associate General
                                                                                  Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services Company,
(born 12/01/56)                                                                   Executive Vice President, General Counsel
                                                                                  and Secretary (since April 2004); Hale and
                                                                                  Dorr LLP (law firm), Partner (prior to
                                                                                  April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services Company,
(born 10/01/53)                                                                   Vice President (since April 2003); Brown
                                                                                  Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003);
                                                                                  ING Groep N.V./Aeltus Investment
                                                                                  Management, Senior Vice President (prior to
                                                                                  November 2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services Company,
(born 03/09/61)               Assistant Clerk                                     Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services Company,
(born 08/29/58)                                                                   Senior Vice President (since July 2002);
                                                                                  The Bank of New York, Senior Vice President
                                                                                  (September 2000 to July 2002); Lexington
                                                                                  Global Asset Managers, Inc., Executive Vice
                                                                                  President and Chief Financial Officer
                                                                                  (prior to September 2000); Lexington Funds,
                                                                                  Chief Financial Officer (prior to September
                                                                                  2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services Company,
(born 11/11/64)               Assistant Clerk                                     Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief
                                                                                  Legal Officer/ Centralized Compliance
                                                                                  Program (January to April 2004); Fidelity
                                                                                  Research & Management Company, Assistant
                                                                                  General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services Company,
(born 11/13/57)                                                                   Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services Company,
(born 06/12/60)                                                                   Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and
have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and
Pozen and Ms. Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services Company,
(born 10/20/63)               President                    (Advisory Trustee);    Chief Executive Officer, President, Chief
                                                           February-December      Investment Officer and Director
                                                           2004 (Trustee)

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services Company,
(born 08/08/46)                                            (Advisory Trustee);    Chairman 2004); Harvard Law (since
                                                           February-December      February School (education), John Olin
                                                           2004 (Trustee)         Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January
                                                                                  2002 to December 2002); Fidelity
                                                                                  Investments, Vice Chairman (June 2000 to
                                                                                  December 2001); Fidelity Management &
                                                                                  Research Company (investment adviser),
                                                                                  President (March 1997 to July 2001); The
                                                                                  Bank of New York (financial services),
                                                                                  Director; Bell Canada Enterprises
                                                                                  (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite
                                                                                  communications), Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture Partners
(born 08/05/57)                                                                   (venture capital), Co- founder and General
                                                                                  Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director

------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                   CUSTODIANS
Massachusetts Financial Services Company             State Street Bank and Trust Company
500 Boylston Street, Boston, MA                      225 Franklin Street, Boston, MA 02110
02116-3741
                                                     JP Morgan Chase Bank
DISTRIBUTOR                                          One Chase Manhattan Place
MFS Fund Distributors, Inc.                          New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                           INDEPENDENT REGISTERED PUBLIC
                                                     ACCOUNTING FIRM
PORTFOLIO MANAGERS                                   Deloitte & Touche LLP
Eric Fischman                                        200 Berkeley Street, Boston, MA 02116
Camille Lee
David Sette-Ducati
----------------------------------------------------------------------------------------------------------------------------

PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C)2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distriutors, Inc.
500 Boylston Street, Boston, MA 02116                        VEG-ANN-02/05 149M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) TOTAL RETURN SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) TOTAL RETURN SERIES

Objective: Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLE                                     10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              23
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            34
----------------------------------------------------
TRUSTEES AND OFFICERS                             35
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             38
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    38
----------------------------------------------------
FEDERAL TAX INFORMATION                           38
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         61.0%
Bonds                          36.1%
Cash & Other Net Assets         2.9%

TOP TEN HOLDINGS

U.S. Treasury Notes, 4.75%, 11/15/08                                      2.5%
------------------------------------------------------------------------------
Sprint Corp.                                                              2.1%
------------------------------------------------------------------------------
Bank of America Corp.                                                     1.8%
------------------------------------------------------------------------------
Verizon Communications, Inc.                                              1.8%
------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 8/15/23                                       1.6%
------------------------------------------------------------------------------
Viacom, Inc. "B"                                                          1.5%
------------------------------------------------------------------------------
Citigroup, Inc.                                                           1.5%
------------------------------------------------------------------------------
J.P. Morgan & Chase & Co.                                                 1.5%
------------------------------------------------------------------------------
Merck & Co., Inc.                                                         1.4%
------------------------------------------------------------------------------
Wyeth                                                                     1.2%
------------------------------------------------------------------------------

EQUITY SECTOR WEIGHTINGS

Financial Services                                                       15.4%
------------------------------------------------------------------------------
Utilities & Communications                                                8.6%
------------------------------------------------------------------------------
Energy                                                                    6.2%
------------------------------------------------------------------------------
Health Care                                                               6.2%
------------------------------------------------------------------------------
Leisure                                                                   5.3%
------------------------------------------------------------------------------
Basic Materials                                                           5.1%
------------------------------------------------------------------------------
Industrial Goods & Services                                               4.4%
------------------------------------------------------------------------------
Consumer Staples                                                          4.0%
------------------------------------------------------------------------------
Technology                                                                2.8%
------------------------------------------------------------------------------
Retailing                                                                 1.6%
------------------------------------------------------------------------------
Autos & Housing                                                           0.5%
------------------------------------------------------------------------------
Special Products & Services                                               0.5%
------------------------------------------------------------------------------
Transportation                                                            0.4%
------------------------------------------------------------------------------

TOP FIVE BOND MARKET SECTORS

Mortgage Backed                                                          13.0%
------------------------------------------------------------------------------
U.S. Treasuries                                                           9.6%
------------------------------------------------------------------------------
High Grade Corporates                                                     7.6%
------------------------------------------------------------------------------
U.S. Government Agencies                                                  3.9%
------------------------------------------------------------------------------
Commercial Mortgage Backed                                                1.0%
------------------------------------------------------------------------------

*For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, the MFS VIT - Total Return Series provided a total return of 11.32% for Initial Class shares and 11.03% for Service Class shares. These compare with a return of 10.87% for the Standard & Poor's 500 Stock Index (the S&P 500), and 4.34% for the Lehman Brothers Aggregate Bond Index, the series' benchmarks. The series' main investment objective is to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. The secondary objective is to provide reasonable opportunity for growth of capital and income. The series is a "balanced portfolio," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests at least 40% but not more than 75%, of its net assets in common stocks and related securities, and at least 25% of its net assets in non-convertible fixed-income securities.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted global markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up considerably for the year.

CONTRIBUTORS TO PERFORMANCE

For the equity portion of the portfolio, stock selection in basic materials, and utilities and communications contributed significantly to performance relative to the S&P 500 Index. Both sectors contained some of the series' better performing positions. Our overweighted positions in utilities and communications, and energy also contributed to results. In utilities and communications, the series benefited from holding telecommunication providers Sprint and AT&T Wireless*, as well as Texas-based electric power generator TXU. Prices for all three stocks rose over the period. (AT&T Wireless was acquired during the year by Cingular, a joint venture of SBC and BellSouth.)

In basic materials, packaging company Owens-Illinois and iron ore miner Companhia Vale do Rio Doce (CVRD) aided results. In healthcare, underweighting poor-performing Pfizer contributed to results. The portfolio also benefited from avoiding Intel and underweighting Cisco Systems, two technology stocks that declined significantly during the year. Elsewhere, drilling contractors Noble Corporation and Global Santa Fe, from the energy sector, contributed to results.

For the fixed income portion of the portfolio, the series benefited from our duration positioning relative to the Lehman Brothers Aggregate Bond Index. Duration is a measure of sensitivity to interest rate changes. In addition, issue selection and exposure to "BBB"-rated and crossover corporate bonds helped results relative to the Lehman Brothers Aggregate Bond Index.

DETRACTORS FROM PERFORMANCE

For the equity portion of the portfolio, stock selection in leisure, retailing and financial services detracted from results relative to the S&P 500 Index. Our allocation decisions in financial services and leisure also held back relative returns. Media company Viacom, from the leisure sector, and technology companies eBay*, Nortel Networks, and QUALCOMM held back results relative to the S&P 500 Index. With online auctioneer eBay and QUALCOMM, we missed out on two strong performing stocks that were represented in the benchmark. Stocks in other sectors that detracted from results relative to the S&P 500 Index included Rite Aid, Mellon Financial, and Tenet Healthcare, from the retailing, financial services and health care sectors, respectively. Holding a smaller relative position in Exxon Mobil also held back results.

For the fixed income portion of the portfolio, our exposure to lower yielding mortgage-backed securities and our cash balance held back results relative to the Lehman Brothers Aggregate Bond Index.

    Respectfully,

/s/ David M. Calabro

    David M. Calabro
    Portfolio Manager (on behalf of the Total Return Team)

Note to Shareholders: Effective January 2005, Brooks A. Taylor replaced David
M. Calabro as lead manager of the Total Return Team.

*Stock was not held at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2004.
Index information is from January 1, 1995.

                 MFS VIT         Lehman Brothers     Standard & Poor's
            Total Return Series     Aggregate           500 Stock
             - Initial Class       Bond Index             Index
----------------------------------------------------------------------
1/95             $10,000             $10,000             $10,000
12/95             12,734              11,847              13,753
12/96             14,564              12,278              16,909
12/97             17,666              13,463              22,548
12/98             19,845              14,632              28,992
12/99             20,457              14,582              33,141
12/00             23,734              16,199              31,900
12/01             23,792              17,567              28,111
12/02             22,563              19,369              21,901
12/03             26,245              20,164              28,179
12/04             29,217              21,038              31,243


TOTAL RETURNS

--------------
Average annual
--------------

                          Class
     Share class      inception date     1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial           1/03/95         11.32%     7.09%     7.39%     11.33%
  ----------------------------------------------------------------------------
       Service           5/01/00         11.03%     6.83%     7.15%     11.20%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmarks
  ----------------------------------------------------------------------------
  Standard & Poor's 500
  Stock Index#                           10.87%     3.58%    -2.30%     12.07%
  ----------------------------------------------------------------------------
  Lehman Brothers Aggregate
  Bond Index#                             4.34%     6.19%     7.71%      7.72%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                         1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial                           11.32%    22.80%    42.82%    192.17%
  ----------------------------------------------------------------------------
       Service                           11.03%    21.91%    41.25%    188.95%
  ----------------------------------------------------------------------------

* For the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2004. Index information is from January 1, 1995.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

The Lehman Brothers Aggregate Bond Index - a measure of the U.S. bond market.

The Standard & Poor's 500 Stock Index - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

The portfolio may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve the market price of these securities may not rise as expected or may fall.

Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a portfolio dedicates to stocks, generally the more volatile the portfolio's value will be. Bond prices will decline when interest rates rise and will increase when interest rates fall. Many bonds also carry credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, bonds with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. However, stocks historically have outperformed bonds over time.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account, the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.82%      $1,000         $1,086          $4.31
 Initial  ----------------------------------------------------------------------
          Hypothetical*    0.82%      $1,000         $1,021          $4.18
--------------------------------------------------------------------------------
          Actual           1.07%      $1,000         $1,084          $5.62
Service   ----------------------------------------------------------------------
          Hypothetical*    1.07%      $1,000         $1,020          $5.45
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year..

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Stocks - 61.0%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 1.8%
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                598,710         $33,258,341
------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                               154,760           8,412,754
------------------------------------------------------------------------------------------------
United Technologies Corp.                                            127,600          13,187,460
------------------------------------------------------------------------------------------------
                                                                                     $54,858,555
------------------------------------------------------------------------------------------------
Airlines - 0.1%
------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                               240,690          $3,918,433
------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.1%
------------------------------------------------------------------------------------------------
Diageo PLC                                                           188,470          $2,683,878
------------------------------------------------------------------------------------------------

Automotive - 0.1%
------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                    96,300          $3,907,283
------------------------------------------------------------------------------------------------

Banks & Credit Companies - 9.0%
------------------------------------------------------------------------------------------------
American Express Co.                                                 218,770         $12,332,065
------------------------------------------------------------------------------------------------
Bank of America Corp.                                              1,180,138          55,454,685
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      949,753          45,759,100
------------------------------------------------------------------------------------------------
Fannie Mae                                                           195,540          13,924,403
------------------------------------------------------------------------------------------------
Freddie Mac                                                          345,455          25,460,034
------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                            1,171,388          45,695,846
------------------------------------------------------------------------------------------------
MBNA Corp.                                                           351,070           9,896,663
------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                   523,150          30,049,736
------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                 310,170          22,915,360
------------------------------------------------------------------------------------------------
U.S. Bancorp                                                         227,449           7,123,703
------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                     69,000           4,288,350
------------------------------------------------------------------------------------------------
                                                                                    $272,899,945
------------------------------------------------------------------------------------------------
Biotechnology - 0.2%
------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                     235,480          $6,383,863
------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 3.9%
------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                        1,079,990         $35,466,872
------------------------------------------------------------------------------------------------
Dex Media, Inc.^                                                     132,760           3,313,690
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              30,500           1,845,250
------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                    364,000           4,877,600
------------------------------------------------------------------------------------------------
News Corp., "A"^                                                     319,000           5,952,540
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                   117,000           2,274,480
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                  1,268,151          46,148,015
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                      695,600          19,337,680
------------------------------------------------------------------------------------------------
                                                                                    $119,216,127
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.2%
------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                             79,680          $5,549,712
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            143,130          14,891,245
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        34,300           3,000,564
------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                             1,035,085          32,201,494
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                            495,290          29,603,483
------------------------------------------------------------------------------------------------
Morgan Stanley                                                       227,500          12,630,800
------------------------------------------------------------------------------------------------
                                                                                     $97,877,298
------------------------------------------------------------------------------------------------

Business Services - 0.5%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                 446,630         $12,059,010
------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                         45,340           1,822,215
------------------------------------------------------------------------------------------------
                                                                                     $13,881,225
------------------------------------------------------------------------------------------------
Chemicals - 2.3%
------------------------------------------------------------------------------------------------
3M Co.                                                                35,100          $2,880,657
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                     210,370          10,415,419
------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                        450,690          22,106,344
------------------------------------------------------------------------------------------------
Monsanto Co.                                                         154,110           8,560,811
------------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                  270,370           5,277,622
------------------------------------------------------------------------------------------------
PPG Industries, Inc.^                                                215,520          14,689,843
------------------------------------------------------------------------------------------------
Syngenta AG                                                           47,930           5,073,335
------------------------------------------------------------------------------------------------
                                                                                     $69,004,031
------------------------------------------------------------------------------------------------
Computer Software - 1.4%
------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                             393,100         $12,209,686
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                      941,420          25,145,328
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                        357,100           4,899,412
------------------------------------------------------------------------------------------------
                                                                                     $42,254,426
------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.4%
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                          104,300          $4,395,202
------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                  113,800           2,386,386
------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 11,700           1,153,386
------------------------------------------------------------------------------------------------
Xerox Corp.^*                                                        194,000           3,299,940
------------------------------------------------------------------------------------------------
                                                                                     $11,234,914
------------------------------------------------------------------------------------------------
Construction - 0.4%
------------------------------------------------------------------------------------------------
Masco Corp.                                                          295,320         $10,788,040
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.6%
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                 63,800          $3,264,008
------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                 214,060          14,087,289
------------------------------------------------------------------------------------------------
                                                                                     $17,351,297
------------------------------------------------------------------------------------------------
Containers - 1.1%
------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                              1,170,720         $26,516,808
------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                       378,080           7,062,534
------------------------------------------------------------------------------------------------
                                                                                     $33,579,342
------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                           55,150          $3,744,134
------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  94,050           6,592,905
------------------------------------------------------------------------------------------------
General Electric Co.                                                 856,060          31,246,190
------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"^                                                   60,800           3,179,840
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                              235,600           8,420,344
------------------------------------------------------------------------------------------------
                                                                                     $53,183,413
------------------------------------------------------------------------------------------------
Electronics - 0.1%
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                  50,700          $1,871,844
------------------------------------------------------------------------------------------------

Energy - Independent - 1.3%
------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                   507,280         $19,743,338
------------------------------------------------------------------------------------------------
EnCana Corp.                                                         126,100           7,195,266
------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                  41,800           2,982,848
------------------------------------------------------------------------------------------------
Unocal Corp.                                                         191,240           8,269,218
------------------------------------------------------------------------------------------------
                                                                                     $38,190,670
------------------------------------------------------------------------------------------------
Energy - Integrated - 2.7%
------------------------------------------------------------------------------------------------
BP PLC, ADR                                                          522,354         $30,505,474
------------------------------------------------------------------------------------------------
ConocoPhillips                                                       144,710          12,565,169
------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                    512,342          26,262,651
------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                     119,280          13,101,715
------------------------------------------------------------------------------------------------
                                                                                     $82,435,009
------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                    1,940,540          $7,102,376
------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.4%
------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                           443,090          $9,885,338
------------------------------------------------------------------------------------------------
General Mills, Inc.                                                  392,300          19,501,233
------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                       253,260           9,874,607
------------------------------------------------------------------------------------------------
Kellogg Co.                                                          199,710           8,919,049
------------------------------------------------------------------------------------------------
Nestle S.A.                                                           11,189           2,916,738
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                        312,030          16,287,966
------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                       289,000           6,976,460
------------------------------------------------------------------------------------------------
                                                                                     $74,361,391
------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                       323,470         $14,222,976
------------------------------------------------------------------------------------------------
International Paper Co.                                              334,180          14,035,560
------------------------------------------------------------------------------------------------
                                                                                     $28,258,536
------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
------------------------------------------------------------------------------------------------
Cendant Corp.                                                        301,300          $7,044,394
------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                  157,500           3,581,550
------------------------------------------------------------------------------------------------
                                                                                     $10,625,944
------------------------------------------------------------------------------------------------
General Merchandise - 0.1%
------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                           134,200          $4,191,066
------------------------------------------------------------------------------------------------

Insurance - 3.2%
------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                          199,060          $7,930,550
------------------------------------------------------------------------------------------------
Allstate Corp.                                                       529,100          27,365,052
------------------------------------------------------------------------------------------------
Chubb Corp.^                                                          37,220           2,862,218
------------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                      810,000          16,159,500
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                             354,705          24,584,604
------------------------------------------------------------------------------------------------
MetLife, Inc.                                                        469,890          19,035,244
------------------------------------------------------------------------------------------------
                                                                                     $97,937,168
------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
------------------------------------------------------------------------------------------------
Hasbro, Inc.^                                                         84,690          $1,641,292
------------------------------------------------------------------------------------------------
Mattel, Inc.                                                         515,520          10,047,485
------------------------------------------------------------------------------------------------
                                                                                     $11,688,777
------------------------------------------------------------------------------------------------

Machinery & Tools - 0.9%
------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                     68,400          $6,669,684
------------------------------------------------------------------------------------------------
Deere & Co.                                                           84,420           6,280,848
------------------------------------------------------------------------------------------------
Finning International, Inc.*##                                         7,170             209,039
------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                             15,800           1,464,344
------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                          38,100           3,059,430
------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                             66,700           4,380,856
------------------------------------------------------------------------------------------------
Sandvik AB                                                           113,900           4,583,914
------------------------------------------------------------------------------------------------
                                                                                     $26,648,115
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                        294,380          $9,699,821
------------------------------------------------------------------------------------------------
HCA, Inc.                                                            106,100           4,239,756
------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                            1,041,470          11,435,341
------------------------------------------------------------------------------------------------
                                                                                     $25,374,918
------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
------------------------------------------------------------------------------------------------
Baxter International, Inc.                                            84,510          $2,918,975
------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                              80,200           2,851,110
------------------------------------------------------------------------------------------------
                                                                                      $5,770,085
------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                     434,200          $5,080,509
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR^                                     294,610           8,546,636
------------------------------------------------------------------------------------------------
                                                                                     $13,627,145
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                  127,710          $4,245,080
------------------------------------------------------------------------------------------------
KeySpan Corp.^                                                        28,450           1,122,353
------------------------------------------------------------------------------------------------
NiSource, Inc.                                                       186,600           4,250,748
------------------------------------------------------------------------------------------------
                                                                                      $9,618,181
------------------------------------------------------------------------------------------------
Oil Services - 2.2%
------------------------------------------------------------------------------------------------
BJ Services Co.                                                      162,525          $7,563,913
------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                219,990          11,837,662
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                  646,090          21,392,040
------------------------------------------------------------------------------------------------
Noble Corp.*                                                         519,885          25,859,080
------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                     21,950           1,469,553
------------------------------------------------------------------------------------------------
                                                                                     $68,122,248
------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.0%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                  594,770         $27,746,020
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       24,200           1,373,350
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                    552,670          35,050,331
------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                  1,314,230          42,239,352
------------------------------------------------------------------------------------------------
Novartis AG                                                           56,310           2,827,218
------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          75,400           2,027,506
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                     34,860           3,998,400
------------------------------------------------------------------------------------------------
Wyeth                                                                853,530          36,351,843
------------------------------------------------------------------------------------------------
                                                                                    $151,614,020
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                  1,141,380         $10,511,274
------------------------------------------------------------------------------------------------
Tribune Co.                                                          131,410           5,537,617
------------------------------------------------------------------------------------------------
                                                                                     $16,048,891
------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.3%
------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                   129,730          $6,137,526
------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                   43,000           2,891,750
------------------------------------------------------------------------------------------------
                                                                                      $9,029,276
------------------------------------------------------------------------------------------------
Restaurants - 0.1%
------------------------------------------------------------------------------------------------
McDonald's Corp.                                                     116,100          $3,722,166
------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.4%
------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                       191,280         $11,088,502
------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         25,640           1,132,006
------------------------------------------------------------------------------------------------
                                                                                     $12,220,508
------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
------------------------------------------------------------------------------------------------
Gap, Inc.                                                          1,021,240         $21,568,589
------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                     199,060           8,507,824
------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                      391,800           9,845,934
------------------------------------------------------------------------------------------------
                                                                                     $39,922,347
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                   1,556,110         $24,384,244
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                            1,202,822          32,933,266
------------------------------------------------------------------------------------------------
                                                                                     $57,317,510
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.9%
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 138,000          $2,663,400
------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                            6,765,590          23,611,909
------------------------------------------------------------------------------------------------
                                                                                     $26,275,309
------------------------------------------------------------------------------------------------
Telephone Services - 4.2%
------------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                            266,174          $6,859,304
------------------------------------------------------------------------------------------------
Sprint Corp.                                                       2,595,430          64,496,435
------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)*                                             82,400           2,385,182
------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                       1,330,637          53,904,105
------------------------------------------------------------------------------------------------
                                                                                    $127,645,026
------------------------------------------------------------------------------------------------
Tobacco - 0.9%
------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                   424,900         $25,961,390
------------------------------------------------------------------------------------------------

Trucking - 0%
------------------------------------------------------------------------------------------------
CNF, Inc.                                                              6,100            $305,610
------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.2%
------------------------------------------------------------------------------------------------
Calpine Corp.*                                                     3,310,830         $13,044,670
------------------------------------------------------------------------------------------------
Cinergy Corp.                                                        148,270           6,172,480
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                            194,780          13,194,397
------------------------------------------------------------------------------------------------
Energy East Corp.^                                                    90,660           2,418,809
------------------------------------------------------------------------------------------------
Entergy Corp.                                                        180,150          12,176,338
------------------------------------------------------------------------------------------------
Exelon Corp.                                                         144,840           6,383,099
------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                     24,560             970,366
------------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                      10,700             799,825
------------------------------------------------------------------------------------------------
PPL Corp.                                                            148,960           7,936,589
------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                 23,000           1,190,710
------------------------------------------------------------------------------------------------
TXU Corp.                                                             58,220           3,758,683
------------------------------------------------------------------------------------------------
                                                                                     $68,045,966
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,590,291,778)                                    $1,856,953,562
------------------------------------------------------------------------------------------------

Bonds - 35.7%
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                 $1,450,000          $1,845,282
------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034##                                   1,131,000           1,146,288
------------------------------------------------------------------------------------------------
                                                                                      $2,991,570
------------------------------------------------------------------------------------------------
Aerospace - 0.4%
------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                          $2,377,000          $2,664,139
------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                   5,886,000           6,595,151
------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                3,179,000           4,070,102
------------------------------------------------------------------------------------------------
                                                                                     $13,329,392
------------------------------------------------------------------------------------------------
Airlines - 0%
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                            $233,447            $226,748
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                             168,637             167,538
------------------------------------------------------------------------------------------------
                                                                                        $394,286
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                  $3,802,000          $3,974,025
------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 1.4%
------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008             $2,442,000          $2,420,190
------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%,
2008                                                                 201,107             209,894
------------------------------------------------------------------------------------------------
Beneficial Home Equity Loan Trust, 2.54%, 2037                        46,440              46,103
------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                            771,962             763,398
------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                169,000             176,422
------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                   2,065,000           2,216,055
------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                        2,563,000           2,588,055
------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                        1,000,000             990,978
------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008            1,845,000           1,994,012
------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009             132,012             142,031
------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                   1,216,000           1,265,176
------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                   1,100,000           1,210,363
------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031            1,989,126           2,115,540
------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                            739,479             782,384
------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035           3,650,000           3,924,247
------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.38%, 2029                                                        1,319,238           1,403,739
------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
6.65%, 2029                                                          972,892           1,035,289
------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                 235,054             238,736
------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030          170,000             181,541
------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%,
2030                                                               2,617,978           2,798,980
------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%,
2031                                                               3,192,218           3,516,741
------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                2,878,158           3,054,743
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.6197%, 2030##^^                 32,879,823             753,385
------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                       2,372,361           2,536,407
------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                 1,313,654           1,437,057
------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030              1,083,856           1,080,953
------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.9708%, 2034           1,251,000           1,266,717
------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                         1,797,016           1,906,534
------------------------------------------------------------------------------------------------
                                                                                     $42,055,670
------------------------------------------------------------------------------------------------

Automotive - 0.6%
------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8%, 2010                       $962,000          $1,111,884
------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 6.5%, 2013                    4,395,000           4,766,883
------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                        3,026,000           3,043,363
------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                  1,065,000           1,107,437
------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                2,255,000           2,484,469
------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                1,532,000           1,651,115
------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                       2,097,000           2,195,479
------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                     902,000             925,129
------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                 1,035,000           1,072,346
------------------------------------------------------------------------------------------------
                                                                                     $18,358,105
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.1%
------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.389% to
2049                                                              $1,500,000          $2,090,611
------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                  5,713,000           6,617,814
------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                   2,000,000           2,249,192
------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                        5,053,000           5,077,376
------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.464% to 2049##          1,308,000           1,401,859
------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                931,000             937,107
------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                        1,694,000           1,779,376
------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 5.846% to 2049##                652,000             734,563
------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                           2,724,000           2,749,704
------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.507% to 2049               3,000,000           3,168,195
------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.343% to 2049##            1,741,000           1,909,699
------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.914%
to 2049##                                                            837,000           1,028,208
------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                        1,807,000           1,852,002
------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                      1,226,000           1,251,658
------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                       261,000             290,249
------------------------------------------------------------------------------------------------
                                                                                     $33,137,613
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.2%
------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                            $2,900,000          $2,774,186
------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                      2,475,000           2,862,451
------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                       564,000             739,913
------------------------------------------------------------------------------------------------
                                                                                      $6,376,550
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.5%
------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008              $3,102,000          $3,178,619
------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.5%, 2012                 2,696,000           3,000,599
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                              3,129,000           3,316,799
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75%, 2005                          459,000             459,590
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                          926,000           1,027,267
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                             2,498,000           2,584,238
------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                            1,963,000           2,201,775
------------------------------------------------------------------------------------------------
                                                                                     $15,768,887
------------------------------------------------------------------------------------------------
Building - 0%
------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                              $1,028,000          $1,171,770
------------------------------------------------------------------------------------------------

Chemicals - 0.1%
------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                     $1,500,000          $1,597,264
------------------------------------------------------------------------------------------------

Conglomerates - 0%
------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                        $764,000            $848,984
------------------------------------------------------------------------------------------------

Consumer Cyclical - 0.1%
------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                       $2,534,000          $2,665,933
------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                         1,740,000           1,856,959
------------------------------------------------------------------------------------------------
                                                                                      $4,522,892
------------------------------------------------------------------------------------------------
Defense Electronics - 0%
------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                           $704,000            $756,892
------------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 0%
------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                    $209,000            $243,172
------------------------------------------------------------------------------------------------

Emerging Market Sovereign - 0.2%
------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                       $901,000            $870,885
------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                3,700,000           3,973,800
------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                  341,000             400,164
------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                      337,000             388,730
------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                  1,177,000           1,271,160
------------------------------------------------------------------------------------------------
                                                                                      $6,904,739
------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                        $1,922,000          $2,176,775
------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                          1,190,000           1,264,339
------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                        969,000           1,071,555
------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                   2,875,000           2,917,021
------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                         1,165,000           1,217,089
------------------------------------------------------------------------------------------------
                                                                                      $8,646,779
------------------------------------------------------------------------------------------------
Energy - Integrated - 0%
------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $1,250,000          $1,394,501
------------------------------------------------------------------------------------------------

Entertainment - 0.2%
------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                        $2,000,000          $2,337,062
------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                         848,000             883,544
------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                      1,517,000           1,689,437
------------------------------------------------------------------------------------------------
                                                                                      $4,910,043
------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, 5.764% to 2049##       $1,994,000          $2,305,774
------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                            26,000              26,448
------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                          135,000             151,243
------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                        2,325,000           2,721,296
------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                2,200,000           2,198,935
------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                            2,085,000           2,156,793
------------------------------------------------------------------------------------------------
                                                                                      $9,560,489
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
------------------------------------------------------------------------------------------------
Cadbury Schweppes U.S. Finance, 5.125%, 2013##                    $3,677,000          $3,742,792
------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B.V., 5.125%, 2013                           2,000,000           2,051,352
------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                     1,733,000           1,902,427
------------------------------------------------------------------------------------------------
                                                                                      $7,696,571
------------------------------------------------------------------------------------------------

Forest & Paper Products - 0.1%
------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                    $1,891,000          $2,067,113
------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                        915,000           1,031,051
------------------------------------------------------------------------------------------------
                                                                                      $3,098,164
------------------------------------------------------------------------------------------------
Insurance - 0.4%
------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                $313,000            $331,755
------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                  1,015,000           1,035,924
------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                    5,000               5,139
------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                          3,287,000           3,584,579
------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                             1,837,000           1,775,483
------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                             4,234,000           4,254,289
------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                               837,000             905,847
------------------------------------------------------------------------------------------------
                                                                                     $11,893,016
------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.1%
------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                      $1,087,000          $1,146,634
------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                             1,265,000           1,287,461
------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                           205,000             209,900
------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                      570,000             585,458
------------------------------------------------------------------------------------------------
                                                                                      $3,229,453
------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.1%
------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                          $1,084,000          $1,208,572
------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005                       2,870,000           2,883,466
------------------------------------------------------------------------------------------------
                                                                                      $4,092,038
------------------------------------------------------------------------------------------------
International Market Sovereign - 0.1%
------------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005                                   $2,269,000          $2,291,695
------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 0.1%
------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                              $395,000            $451,519
------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                             1,847,000           1,944,716
------------------------------------------------------------------------------------------------
                                                                                      $2,396,235
------------------------------------------------------------------------------------------------
Mortgage Backed - 12.9%
------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                            $495,000            $522,165
------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                              410,693             447,281
------------------------------------------------------------------------------------------------
Fannie Mae, 4.816%, 2012                                           2,822,444           2,884,415
------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                             303,003             306,469
------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                              276,391             266,691
------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                           1,562,906           1,510,950
------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                              679,608             679,424
------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                           2,332,295           2,319,484
------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                           1,597,774           1,623,738
------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                       61,429,712          63,769,135
------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                    120,307,231         122,628,240
------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                       23,200,362          23,547,303
------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2019                                      9,315,850           9,301,890
------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                     23,474,258          24,646,868
------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                        613,191             657,054
------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019                                              951,422             983,322
------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2034                                      24,994,742          25,119,896
------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2018 - 2019                                    15,068,626          15,054,178
------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                    24,064,476          24,488,984
------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2019 - 2034                                      21,862,757          22,618,140
------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034                                            5,874,907           6,166,106
------------------------------------------------------------------------------------------------
Freddie Mac TBA, 4.5%, 2018                                        2,250,000           2,241,562
------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                      2,360,251           2,485,896
------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                                       14,368,578          14,900,097
------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033 - 2034                                     19,143,786          19,569,464
------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034                                               3,802,566           3,807,242
------------------------------------------------------------------------------------------------
                                                                                    $392,545,994
------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                  $1,029,000          $1,223,059
------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                        640,000             714,515
------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                         398,000             462,866
------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                        473,000             570,852
------------------------------------------------------------------------------------------------
                                                                                      $2,971,292
------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                 $1,562,000          $1,623,423
------------------------------------------------------------------------------------------------

Pollution Control - 0.1%
------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                $1,169,000          $1,318,512
------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                               1,813,000           2,078,157
------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                   500,000             565,765
------------------------------------------------------------------------------------------------
                                                                                      $3,962,434
------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                             $363,000            $430,607
------------------------------------------------------------------------------------------------

Railroad & Shipping - 0.1%
------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                   $674,000            $741,322
------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.375%, 2014                                    799,000             827,669
------------------------------------------------------------------------------------------------
                                                                                      $1,568,991
------------------------------------------------------------------------------------------------
Real Estate - 0.5%
------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                 $2,000,000          $1,950,332
------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                       3,719,000           4,076,448
------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                 2,022,000           2,132,798
------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                       1,000,000           1,079,301
------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                              1,771,000           1,889,469
------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                 3,795,000           3,940,079
------------------------------------------------------------------------------------------------
                                                                                     $15,068,427
------------------------------------------------------------------------------------------------
Retailers - 0.1%
------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                               $1,460,000          $1,639,421
------------------------------------------------------------------------------------------------

Supermarkets - 0.1%
------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                           $3,273,000          $3,695,423
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.1%
------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                           $416,000            $435,194
------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                 2,017,000           2,208,185
------------------------------------------------------------------------------------------------
                                                                                      $2,643,379
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.6%
------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                      $2,300,000          $2,506,183
------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030           1,630,000           2,152,347
------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                   1,024,000           1,221,533
------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                              2,020,000           2,123,464
------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                               2,000,000           2,018,588
------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                2,003,000           2,024,502
------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                 1,084,000           1,059,778
------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                 193,000             200,155
------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                               5,057,000           5,676,371
------------------------------------------------------------------------------------------------
                                                                                     $18,982,921
------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.9%
------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                            $4,112,000          $4,075,699
------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                           10,643,000          11,089,325
------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                       13,267,000          14,443,019
------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                   20,358,000          22,819,305
------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                           6,932,000           7,701,861
------------------------------------------------------------------------------------------------
Fannie Mae, 4.125%, 2014                                           3,935,000           3,813,833
------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                           3,328,000           3,330,499
------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                               3,345,000           3,333,145
------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                             14,172,000          14,489,028
------------------------------------------------------------------------------------------------
Freddie Mac, 2.75%, 2006                                          12,918,000          12,815,806
------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                          2,468,000           2,450,685
------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                          4,065,000           4,180,129
------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                         3,847,954           3,775,728
------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                         1,342,474           1,344,207
------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                         2,241,134           2,292,681
------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                         3,465,748           3,606,739
------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                         2,017,000           2,040,144
------------------------------------------------------------------------------------------------
                                                                                    $117,601,833
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 9.5%
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                     $7,467,000         $10,249,914
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                  41,076,000          48,089,398
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                  6,752,000           7,301,127
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2005                                 21,763,000          21,729,006
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.25%, 2005                                   3,162,000           3,146,930
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                  10,903,000          11,182,389
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                 20,398,000          21,477,666
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                     29,165,000          30,921,725
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                  1,694,000           1,741,047
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007 - 2012                              11,030,830          11,882,280
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                   20,125,000          21,444,133
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008 - 2014                           85,837,000          89,829,561
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                   4,746,581           5,505,848
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2012                                        208,000             207,651
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                  3,820,000           3,768,969
------------------------------------------------------------------------------------------------
                                                                                    $288,477,644
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.8%
------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                       $1,782,000          $2,017,846
------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                       1,344,000           1,640,136
------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                             3,059,000           3,452,797
------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                     1,682,000           1,827,443
------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                        1,500,000           1,469,328
------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                        510,000             540,417
------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                414,000             464,291
------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                              863,000             913,981
------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                      82,937              86,839
------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                              2,625,000           2,993,844
------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                          892,000           1,005,140
------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                       1,177,000           1,562,796
------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                             2,413,000           2,404,545
------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                      1,632,000           1,633,338
------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                           1,325,000           1,479,828
------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                       237,832             263,142
------------------------------------------------------------------------------------------------
                                                                                     $23,755,711
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,075,153,820)                                     $1,086,608,295
------------------------------------------------------------------------------------------------

Short-Term Obligation(#) - 0.8%
------------------------------------------------------------------------------------------------
American Express Credit Corp., 2.26, due 1/03/05, at
Amortized Cost                                                   $25,000,000         $24,993,722
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.1%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   92,822,273         $92,822,273
------------------------------------------------------------------------------------------------

Repurchase Agreement - 2.0%
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/05/05, total
to be received $62,268,362 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                $62,257,000         $62,257,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,845,518,593)(+)                            $3,123,634,852
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.6)%                                              (80,423,143)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $3,043,211,709
------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ## SEC Rule 144A restriction.
 ^^ Interest only security.
(+) As of December 31, 2004, the fund had 1 security representing $209,039 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(#) The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR = American Depository Receipt
TBA = To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $90,587,943 of
securities on loan
(identified cost, $2,845,518,593)                            $3,123,634,852
-------------------------------------------------------------------------------------------------------
Cash                                                                120,429
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                   1,370,558
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                 4,106,993
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                13,972,583
-------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                 81,860
-------------------------------------------------------------------------------------------------------
Other assets                                                            497
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $3,143,287,772
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $4,494,826
-------------------------------------------------------------------------------------------------------
Payable for TBA purchase commitments                              2,238,223
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                312,450
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       92,822,273
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                     62,637
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         3,022
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                    4,369
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              138,263
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $100,076,063
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,043,211,709
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $2,599,982,764
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and
liabilities in foreign currencies                               278,132,498
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on
investments and foreign
currency transactions                                           101,242,057
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                  63,854,390
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $3,043,211,709
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   142,277,171
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $2,406,156,358 / 112,302,659 shares of
  beneficial interest outstanding)                                                               $21.43
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $637,055,351 / 29,974,512 shares of
  beneficial interest outstanding)                                                               $21.25
-------------------------------------------------------------------------------------------------------
EE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Interest                                                        $44,401,465
-------------------------------------------------------------------------------------------------------
  Dividends                                                        35,498,594
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (393,807)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $79,506,252
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                  $19,187,557
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                               46,982
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         896,145
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                  1,253,151
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                  210,317
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                       503,085
-------------------------------------------------------------------------------------------------------
  Printing                                                             64,856
-------------------------------------------------------------------------------------------------------
  Postage                                                                 153
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                        48,617
-------------------------------------------------------------------------------------------------------
  Legal fees                                                           48,401
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                       167,246
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $22,426,510
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (81,192)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (7,467)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $22,337,851
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $57,168,401
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                        $145,288,309
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         7,129
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $145,295,438
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                     $87,905,405
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                             15,201
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $87,920,606
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $233,216,044
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $290,384,445
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                           $57,168,401                 $34,389,906
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           145,295,438                  16,564,469
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             87,920,606                 218,506,998
------------------------------------------------------------  -------------                ------------
Change in net assets from operations                           $290,384,445                $269,461,373
------------------------------------------------------------  -------------                ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Initial Class                                                $(32,901,330)               $(21,891,397)
-------------------------------------------------------------------------------------------------------
  Service Class                                                  (7,121,596)                 (4,100,255)
------------------------------------------------------------  -------------                ------------
Total distributions declared to shareholders                   $(40,022,926)               $(25,991,652)
------------------------------------------------------------  -------------                ------------
Change in net assets from series share transactions            $607,771,110                $730,036,300
------------------------------------------------------------  -------------                ------------
Total change in net assets                                     $858,132,629                $973,506,021
------------------------------------------------------------  -------------                ------------

NET ASSETS

At beginning of period                                       $2,185,079,080              $1,211,573,059
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of
$63,854,390 and $40,030,002, respectively)                   $3,043,211,709              $2,185,079,080
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions held for the entire period). This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                        YEARS ENDED 12/31
                                       --------------------------------------------------------------------------------------
                                               2004                 2003               2002             2001             2000

Net asset value, beginning of period         $19.58               $17.14             $18.60           $19.59           $17.75
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                      $0.46                $0.38              $0.45            $0.51            $0.61
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments
and foreign currency                           1.72                 2.37              (1.37)           (0.46)            2.10
------------------------------------------  -------               ------             ------           ------           ------
Total from investment operations              $2.18                $2.75             $(0.92)           $0.05            $2.71
------------------------------------------  -------               ------             ------           ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                   $(0.33)              $(0.31)            $(0.30)          $(0.42)          $(0.44)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on
investments and
foreign currency transactions                    --                   --              (0.24)           (0.62)           (0.43)
------------------------------------------  -------               ------             ------           ------           ------
Total distributions declared to
shareholders                                 $(0.33)              $(0.31)            $(0.54)          $(1.04)          $(0.87)
------------------------------------------  -------               ------             ------           ------           ------
Net asset value, end of period               $21.43               $19.58             $17.14           $18.60           $19.59
------------------------------------------  -------               ------             ------           ------           ------
Total return (%)&                             11.32                16.32              (5.17)            0.25            16.02
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                     0.83                 0.84               0.86             0.89             0.90
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    2.28                 2.14               2.58             2.75             3.40
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               57                   53                 73               98               76
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $2,406,156           $1,790,999         $1,036,038         $684,964         $351,870
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                         $0.46^                 $--                $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                     0.83^                  --                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                          2.28^                  --                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
     & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                             YEARS ENDED 12/31                                   PERIOD
                                       ---------------------------------------------------------------            ENDED
                                             2004              2003              2002             2001          12/31/00*

Net asset value, beginning of period        $19.44            $17.05            $18.54           $19.56             $17.07^^
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                     $0.41             $0.33             $0.40            $0.45              $0.41
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments
and foreign currency                          1.70              2.36             (1.36)           (0.44)              2.08
------------------------------------------  ------            ------            ------           ------             ------
Total from investment operations             $2.11             $2.69            $(0.96)           $0.01              $2.49
------------------------------------------  ------            ------            ------           ------             ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                  $(0.30)           $(0.30)           $(0.29)          $(0.41)               $--
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on
investments and
foreign currency transactions                   --                --             (0.24)           (0.62)                --
------------------------------------------  ------            ------            ------           ------             ------
Total distributions declared to
shareholders                                $(0.30)           $(0.30)           $(0.53)          $(1.03)               $--
------------------------------------------  ------            ------            ------           ------             ------
Net asset value, end of period              $21.25            $19.44            $17.05           $18.54             $19.56
------------------------------------------  ------            ------            ------           ------             ------
Total return (%)&                            11.03             16.00             (5.35)            0.02              14.59++^^
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                    1.08              1.09              1.10             1.09               1.15+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   2.04              1.87              2.37             2.44               3.14+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              57                53                73               98                 76
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                  $637,055          $394,080          $175,535          $40,191             $3,553
--------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                        $0.41^              $--               $--              $--                $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.08^               --                --               --                 --
--------------------------------------------------------------------------------------------------------------------------
Net investment income                         2.04^               --                --               --                 --
--------------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^ The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
    ^^ The net asset value and total return previously reported as $17.17 and 13.92%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
     & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Total Return Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 103 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high- grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $19,078 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $62,114 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, wash sales and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03
Distributions declared from:
--------------------------------------------------------------------------------
Ordinary income                                    $40,022,926     $25,991,652
--------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income increased by $6,678,913, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $7,010,526, and paid-in capital increased by $331,613 due to differences between book and tax accounting for real estate investment trusts, foreign currency transactions, and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

           Undistributed ordinary income             $86,929,214
           -----------------------------------------------------
           Undistributed long-term capital gain      104,568,810
           -----------------------------------------------------
           Unrealized appreciation (depreciation)    251,730,921
           -----------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $81,860, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $210,317 equivalent to 0.0082% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $895,419 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $402 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                   PURCHASES             SALES

U.S. government securities                      $597,276,718      $306,327,041
------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                   $1,457,061,390    $1,104,494,726
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

          Aggregate cost                            $2,871,920,170
          --------------------------------------------------------
          Gross unrealized appreciation               $277,176,268
          --------------------------------------------------------
          Gross unrealized depreciation                (25,461,586)
          --------------------------------------------------------
          Net unrealized appreciation (depreciation)  $251,714,682
          --------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                           25,154,609       $502,817,541       38,109,074       $679,372,747
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions          1,694,198         32,901,330        1,274,237         21,891,397
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (6,031,845)      (120,430,362)      (8,349,455)      (148,096,852)
----------------------------------------------------------------------------------------------------------
Net change                            20,816,962       $415,288,509       31,033,856       $553,167,292
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                           11,814,896       $234,580,214       11,120,649       $197,511,844
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            368,995          7,121,596          239,921          4,100,255
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (2,480,200)       (49,219,209)      (1,386,984)       (24,743,091)
----------------------------------------------------------------------------------------------------------
Net change                             9,703,691       $192,482,601        9,973,586       $176,869,008
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $13,890, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Total Return Series:

We have audited the accompanying statement of assets and liabilities of MFS Total Return Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Total Return Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                JP Morgan Chase Bank
DISTRIBUTOR                                                     One Chase Manhattan Place
MFS Fund Distributors, Inc.                                     New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                                INDEPENDENT REGISTERED PUBLIC
                                                                ACCOUNTING FIRM
PORTFOLIO MANAGERS                                              Deloitte & Touche LLP
William J. Adams       Alan T. Langsner                         200 Berkeley Street, Boston, MA 02116
Edward B. Baldini      Kate Mead
David M. Calabro       Constantinos G. Mokas
Kenneth J. Enright     Michael W. Roberge
Steven R. Gorham       Brooks A. Taylor

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 46.13%.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free:
1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VTR-ANN-02/05 65M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) STRATEGIC INCOME SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) STRATEGIC INCOME SERIES

Objective: Seeks high current income by investing in fixed-income securities. Its secondary objective seeks to provide a significant capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
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EXPENSE TABLE                                     10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     24
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            31
----------------------------------------------------
TRUSTEES AND OFFICERS                             32
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             35
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    35
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Bonds                          89.2%
Cash & Other Net Assets        10.6%
Stocks                          0.2%


MARKET SECTORS*

High Yield Corporates                                                    33.0%
------------------------------------------------------------------------------
International Sovereigns                                                 17.2%
------------------------------------------------------------------------------
Emerging Market Debts                                                    14.4%
------------------------------------------------------------------------------
High Grade Corporates                                                    10.9%
------------------------------------------------------------------------------
Cash & Other Net Assets                                                  10.6%
------------------------------------------------------------------------------
Commercial Mortgage Backed                                                9.5%
------------------------------------------------------------------------------
Mortgage Backed                                                           2.9%
------------------------------------------------------------------------------
U.S. Government Agencies                                                  1.1%
------------------------------------------------------------------------------
Domestic Convertibles                                                     0.2%
------------------------------------------------------------------------------
Asset Backed                                                              0.2%
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      30.9%
------------------------------------------------------------------------------
AA                                                                        0.6%
------------------------------------------------------------------------------
A                                                                         2.6%
------------------------------------------------------------------------------
BBB                                                                      15.1%
------------------------------------------------------------------------------
BB                                                                       18.3%
------------------------------------------------------------------------------
B                                                                        22.3%
------------------------------------------------------------------------------
CCC                                                                       5.3%
------------------------------------------------------------------------------
Not Rated                                                                 0.4%
------------------------------------------------------------------------------
Equity                                                                    0.2%
------------------------------------------------------------------------------
Other                                                                     4.3%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration                                                           4.1
------------------------------------------------------------------------------
Average Life                                                           7.8 Yrs
------------------------------------------------------------------------------
Average Maturity***                                                   10.7 Yrs
------------------------------------------------------------------------------
Average Quality                                                            BBB
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

United States                                                            63.0%
------------------------------------------------------------------------------
Germany                                                                   4.4%
------------------------------------------------------------------------------
Russia                                                                    3.2%
------------------------------------------------------------------------------
Brazil                                                                    3.2%
------------------------------------------------------------------------------
Mexico                                                                    2.7%
------------------------------------------------------------------------------
Ireland                                                                   2.4%
------------------------------------------------------------------------------
United Kingdom                                                            2.1%
------------------------------------------------------------------------------
France                                                                    1.9%
------------------------------------------------------------------------------
Netherlands                                                               1.8%
------------------------------------------------------------------------------
Other                                                                    15.3%
------------------------------------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable. The bond weight in this portfolio includes the equivalent exposure of a short U.S. Treasury futures contract.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, the VIT MFS - Strategic Income Series provided a total return of 7.73% for Initial Class shares and 7.54% for Service Class shares. To gauge performance of this portfolio, we use four benchmarks (the Lehman Brothers Aggregate Bond Index, the Lehman Brothers High Yield Index, the J.P. Morgan Emerging Markets Bond Global Index, and the Citigroup World Government Bond Non-dollar Hedged Index) which reflect the varying results of the different markets in which we invest. The series' performance surpassed two of the four benchmarks. The series trailed its pure domestic high-yield and emerging markets global bond benchmarks, the Lehman Brothers High Yield Index and the J.P. Morgan Emerging Markets Bond Global Index, respectively. The investment objective of the series is to provide high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation. The series invests at least 65% of its assets in fixed income securities including U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities, corporate bonds, and emerging market securities.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

During the reporting period, the U.S. dollar fell significantly against the euro and other major currencies. This trend would have a negative impact on the relative performance of any portfolio which was overweighted in dollar-denominated assets versus its benchmark. Alternatively, it would help portfolios which were underweighted.

DETRACTORS FROM PERFORMANCE

The portfolio's underweighted allocation to both mortgage-backed securities and the supranational sector held back relative results as both sectors outperformed Treasuries during the period. Entering the period, we believed higher yielding sectors of the fixed income market such as investment grade and high yield corporate bonds offered more value than the higher quality sectors given our favorable view of the U.S. economy and credit quality. While that view was substantiated during the course of 2004, our underweighted position in mortgages and supranationals detracted from performance relative to the series' benchmark. Additionally, we do not believe that the riskiest parts of the high yield market, i.e., lower quality "B"- and "CCC"- rated securities, fall within an appropriate risk tolerance for the series. As such, the portfolio underperformed the series' benchmarks due to our underweighted position in "B"- and "CCC"- rated corporate bonds when those bonds rallied in the final quarter of the period.

CONTRIBUTORS TO PERFORMANCE

The series benefited from a positive currency effect generated largely from our exposure to bonds denominated in the Euro, Swedish Krona, and Japanese Yen. In addition, our holdings in many European and other sovereign bonds contributed positively to performance. Overweighted positions in bonds issued by the governments of Germany, Ireland, New Zealand, the Netherlands, and Brazil helped relative results. Finally, given our favorable view toward the improving U.S. economy and improving credit quality in the U.S., the portfolio maintained overweighted positions in both investment grade corporate bonds and higher quality high yield corporate bonds. As such, our allocation to "BBB"- and "BB"- rated securities in the industrial, utility, and finance sectors benefited performance.

    Respectfully,

/s/ William Adams

    William Adams
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2004.

             MFS VIT     Citigroup    J,P, Morgan
            Strategic      World       Emerging       Lehman        Lehman
             Income      Government     Markets      Brothers      Brothers
             Series      Non-Dollar      Bond          High        Aggregate
           - Initial       Hedged       Global         Yield         Bond
              Class        Index         Index         Index         Index
-----------------------------------------------------------------------------
12/94       $10,000       $10,000       $10,000       $10,000      $10,000
12/95        11,438        11,792        12,638        11,917       11,847
12/96        11,899        13,186        17,090        13,270       12,278
12/97        11,765        14,645        19,132        14,964       13,463
12/98        12,694        16,334        16,923        15,243       14,632
12/99        12,377        16,804        21,015        15,608       14,512
12/00        12,983        18,424        24,042        14,693       16,199
12/01        13,600        19,550        24,368        15,469       17,567
12/02        14,743        20,890        27,564        15,251       19,369
12/03        16,273        21,283        34,637        19,670       20,164
12/04        17,531        22,384        38,700        21,859       21,038


TOTAL RETURNS

--------------
Average annual
--------------
                           Class
     Share class      inception date      1-yr      3-yr      5-yr     10-yr
  ----------------------------------------------------------------------------
       Initial            6/14/94          7.73%     8.83%     7.21%     5.77%
  ----------------------------------------------------------------------------
       Service            5/01/00          7.54%     8.60%     6.95%     5.65%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmarks
  ----------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond
  Index#                                   4.34%     6.19%     7.71%     7.72%
  ----------------------------------------------------------------------------
  Lehman Brothers High
  Yield Index#                            11.13%    12.22%     6.97%     8.13%
  ----------------------------------------------------------------------------
  J.P. Morgan Emerging Markets Bond
  Global Index#                           11.73%    16.67%    12.99%    14.49%
  ----------------------------------------------------------------------------
  Citigroup World Government Bond Non-
  Dollar Hedged Index#                     5.17%     4.61%     5.90%     8.39%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                          1-yr      3-yr      5-yr     10-yr
  ----------------------------------------------------------------------------
       Initial                             7.73%    28.91%    41.64%    75.31%
  ----------------------------------------------------------------------------
       Service                             7.54%    28.10%    39.93%    73.19%
  ----------------------------------------------------------------------------

# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

The Lehman Brothers Aggregate Bond Index - a measure of the U.S. bond market.

The Lehman Brothers High Yield Index - measures the performance of the high-yield bond market.

The J.P. Morgan Emerging Markets Bond Global Index (the EMBI Global) - tracks debt instruments in the emerging markets (includes a broader array of countries than the EMBI Plus).

The Citigroup World Government Non-Dollar Hedged Index - measures the government bond markets around the world, ex-U.S.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the series' value more sensitive to developments associated with the issuer and the overall market.

The portfolio will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods.

Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contract were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.90%      $1,000         $1,075          $4.71
Initial   ----------------------------------------------------------------------
          Hypothetical*    0.90%      $1,000         $1,021          $4.58
--------------------------------------------------------------------------------
          Actual           1.15%      $1,000         $1,074          $6.01
Service   ----------------------------------------------------------------------
          Hypothetical*    1.15%      $1,000         $1,019          $5.85
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 93.9%
------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT          $ VALUE
------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.5%
------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $175,000         $181,125
------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                         95,000           97,138
------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                        45,000           47,081
------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                          115,000          124,200
------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                        30,000           38,178
------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                        37,000           43,894
------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                 145,000          135,575
------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                         140,000          147,000
------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                    115,000          123,050
------------------------------------------------------------------------------------------------
                                                                                        $937,241
------------------------------------------------------------------------------------------------
Aerospace - 0.5%
------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                              $90,000          $99,900
------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                70,000           72,800
------------------------------------------------------------------------------------------------
K&F Acquisition, Inc., 7.75%, 2014##                                      5,000            5,163
------------------------------------------------------------------------------------------------
                                                                                        $177,863
------------------------------------------------------------------------------------------------
Airlines - 0.3%
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                $45,000          $36,930
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                 89,421           75,508
------------------------------------------------------------------------------------------------
                                                                                        $112,438
------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 9.5%
------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                      $100,000          $83,470
------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                         336,000          352,091
------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.005%, 2029                                122,044          128,121
------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                58,154           57,509
------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                        186,715          205,448
------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                  137,000          132,925
------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                       29,000,000           58,029
------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                              185,000          185,761
------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                   153,000          130,267
------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.14%, 2025^^                               696,539          124,441
------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
0.9667%, 2043##^^                                                     2,421,681          115,408
------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.5393%, 2035^^          5,519,281          118,320
------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029##                                                              153,000          171,303
------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                              153,027          176,382
------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.496%, 2033                      186,715          206,626
------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##              147,000          164,637
------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.9511%, 2030^^                                                       1,643,838           56,926
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                             140,000          152,317
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                             185,000          194,758
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5899%, 2039##^^                     1,332,449          104,652
------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8661%, 2031^^                       1,627,038           37,769
------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                            186,715          199,626
------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., 7.3317%, 2013##          171,000          188,207
------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                              285,524          302,926
------------------------------------------------------------------------------------------------
                                                                                      $3,647,919
------------------------------------------------------------------------------------------------

Automotive - 1.3%
------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                         $10,000          $10,425
------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                             111,000          111,637
------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                      147,000          152,304
------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                       36,000           41,760
------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                           6,000            7,230
------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                  140,000          165,200
------------------------------------------------------------------------------------------------
                                                                                        $488,556
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.9%
------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                           $119,000         $127,925
------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                          164,000          168,510
------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                          14,000           15,120
------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007+                           20,000           21,600
------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                             22,000           22,990
------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013+                              20,000           20,900
------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                             167,000          175,417
------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.507% to 2049                     66,000           69,700
------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                      161,000          157,780
------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                       49,000           54,604
------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
5.914% to 2049##                                                        150,000          184,267
------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                                96,000          100,541
------------------------------------------------------------------------------------------------
                                                                                      $1,119,354
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.3%
------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                       $165,000         $180,469
------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                            160,000          168,800
------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                               187,000          202,452
------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                       50,000           50,188
------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                        50,000           53,750
------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                          122,000          114,985
------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                     81,000          104,408
------------------------------------------------------------------------------------------------
                                                                                        $875,052
------------------------------------------------------------------------------------------------
Building - 0.4%
------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                              $70,000          $76,778
------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                       50,000           50,438
------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                       40,000           44,400
------------------------------------------------------------------------------------------------
                                                                                        $171,616
------------------------------------------------------------------------------------------------
Business Services - 1.2%
------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                      $185,000         $196,563
------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                   150,000          154,125
------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                               115,000          126,213
------------------------------------------------------------------------------------------------
                                                                                        $476,901
------------------------------------------------------------------------------------------------
Chemicals - 2.0%
------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                     $70,000          $78,925
------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                    100,000          116,000
------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                90,000           94,725
------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                             EUR 10,000           14,595
------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                   $125,000          148,438
------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                   55,000           59,400
------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                        125,000          132,500
------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                               130,000          130,975
------------------------------------------------------------------------------------------------
                                                                                        $775,558
------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                            $60,000          $66,375
------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                              100,000          112,079
------------------------------------------------------------------------------------------------
                                                                                        $178,454
------------------------------------------------------------------------------------------------
Construction - 0.2%
------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                             $80,000          $89,500
------------------------------------------------------------------------------------------------

Consumer Cyclical - 0.5%
------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                            $95,000         $101,650
------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                            77,000           77,289
------------------------------------------------------------------------------------------------
                                                                                        $178,939
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.3%
------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                  $100,000          $96,500
------------------------------------------------------------------------------------------------

Containers - 1.2%
------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                $55,000          $62,700
------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                       85,000           92,331
------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                       165,000          181,500
------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                 115,000          111,625
------------------------------------------------------------------------------------------------
                                                                                        $448,156
------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                        $170,000         $175,100
------------------------------------------------------------------------------------------------

Electronics - 0.3%
------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                              $95,000          $97,375
------------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 2.4%
------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                            $110,000         $130,075
------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                             109,000          127,530
------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                        175,000          203,613
------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                         147,000          184,485
------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                  115,000          139,065
------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                   100,000          124,185
------------------------------------------------------------------------------------------------
                                                                                        $908,953
------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 8.8%
------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                   $816,657         $835,032
------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                303,000          319,665
------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                                59,000           54,575
------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                      105,000          134,925
------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                 279,000          325,145
------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                         62,000           68,200
------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                          124,000          151,900
------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                    175,000          219,625
------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                     420,000          370,150
------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                           263,000          367,727
------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                             176,000          255,835
------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                          52,000           59,982
------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                       183,000          197,640
------------------------------------------------------------------------------------------------
                                                                                      $3,360,401
------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                    $140,000         $152,950
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                  35,000           35,963
------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                           170,000          187,992
------------------------------------------------------------------------------------------------
                                                                                        $376,905
------------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                          $78,000          $87,017
------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                           34,000           36,210
------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                56,000           63,700
------------------------------------------------------------------------------------------------
                                                                                        $186,927
------------------------------------------------------------------------------------------------
Entertainment - 1.5%
------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                    $101,000         $104,409
------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                          70,000           69,458
------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                           55,000           59,538
------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                            150,000          152,250
------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                          145,000          178,662
------------------------------------------------------------------------------------------------
                                                                                        $564,317
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                             $30,000          $33,750
------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                           82,000           97,371
------------------------------------------------------------------------------------------------
                                                                                        $131,121
------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.7%
------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                 $130,000         $141,050
------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                     170,000          198,050
------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                        90,000           98,325
------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                       95,000          105,925
------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                     110,000          117,150
------------------------------------------------------------------------------------------------
                                                                                        $660,500
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.7%
------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                          $90,000          $96,188
------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                          165,000          186,038
------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                70,000           75,775
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                   95,000          107,350
------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                    85,000           86,488
------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                 100,000          114,250
------------------------------------------------------------------------------------------------
                                                                                        $666,089
------------------------------------------------------------------------------------------------
Industrial - 1.0%
------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                $145,000         $163,850
------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013               115,000           99,475
------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                   120,000          120,000
------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                       15,000           16,650
------------------------------------------------------------------------------------------------
                                                                                        $399,975
------------------------------------------------------------------------------------------------

International Market Quasi-Sovereign - 0.6%
------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                         EUR 165,000         $226,923
------------------------------------------------------------------------------------------------

International Market Sovereign - 16.2%
------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                    CAD 45,000          $38,875
------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                               EUR 117,000          163,181
------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                 352,000          487,448
------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                310,000          464,086
------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                 40,000           70,568
------------------------------------------------------------------------------------------------
Government of Australia, 8.75%, 2008                                AUD 107,000           93,370
------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                     77,000           64,476
------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                     CAD 60,000           53,793
------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                        43,000           38,404
------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                           13,000           15,162
------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                  NZD 85,000           63,383
------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                   525,000          389,582
------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                      EUR 68,000           95,000
------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                             94,000          140,547
------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                        DKK 132,000           26,501
------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                 EUR 198,000          285,610
------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                     286,000          399,941
------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                              126,000          186,918
------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                           118,000          179,361
------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                         114,000          165,844
------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                           175,000          261,545
------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                         18,000           26,191
------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                        235,000          320,144
------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                           213,000          290,219
------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                         272,000          387,500
------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                            130,000          183,782
------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                        467,000          659,108
------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                          46,000           67,169
------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                 GBP 33,000           68,023
------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                     97,000          196,098
------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                       165,000          325,473
------------------------------------------------------------------------------------------------
                                                                                      $6,207,302
------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                        $59,000          $67,850
------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                               85,000           95,200
------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                               125,000          134,063
------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                        195,000          190,125
------------------------------------------------------------------------------------------------
                                                                                        $487,238
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                  $67,000          $77,812
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                     104,000          115,440
------------------------------------------------------------------------------------------------
                                                                                        $193,252
------------------------------------------------------------------------------------------------

Metals & Mining - 1.0%
------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                      $15,000          $15,975
------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                    10,000           10,650
------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                              91,000           97,598
------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                       90,000           97,425
------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                          74,000           90,226
------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                            67,000           76,380
------------------------------------------------------------------------------------------------
                                                                                        $388,254
------------------------------------------------------------------------------------------------
Mortgage Backed - 2.9%
------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                   $293,117         $307,325
------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2034                                                  472,375          479,971
------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2032                                                  316,521          333,488
------------------------------------------------------------------------------------------------
                                                                                      $1,120,784
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                      $60,000          $65,400
------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 2.5%
------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                          $35,000          $39,200
------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                        192,000          228,209
------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                           60,000           60,675
------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                       110,000          115,225
------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                           100,000          107,183
------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                              17,000           17,188
------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                            135,000          151,200
------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                       170,000          185,725
------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                         56,000           64,330
------------------------------------------------------------------------------------------------
                                                                                        $968,935
------------------------------------------------------------------------------------------------
Oil Services - 0.6%
------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125%, 2014##                        $90,000          $90,450
------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                120,000          136,800
------------------------------------------------------------------------------------------------
                                                                                        $227,250
------------------------------------------------------------------------------------------------
Oils - 0.3%
------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                      $114,000         $129,304
------------------------------------------------------------------------------------------------

Printing & Publishing - 1.7%
------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                       $100,000         $113,875
------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                        142,000          163,655
------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                        EUR 80,000          111,611
------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                          $100,000          109,750
------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                     135,000          138,375
------------------------------------------------------------------------------------------------
                                                                                        $637,266
------------------------------------------------------------------------------------------------
Restaurants - 0.3%
------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                        $94,000         $116,139
------------------------------------------------------------------------------------------------

Retailers - 1.6%
------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                          $155,000         $166,238
------------------------------------------------------------------------------------------------
Gap, Inc., 8.8%, 2008                                                    85,000          103,488
------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                       113,000          111,965
------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                              140,000          153,650
------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                              70,000           70,700
------------------------------------------------------------------------------------------------
                                                                                        $606,041
------------------------------------------------------------------------------------------------

Supermarkets - 0.4%
------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                           $135,000         $147,488
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 3.0%
------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                       $84,000          $98,910
------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                                     70,000           71,575
------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                   125,000           93,438
------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                          195,000          218,888
------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                            135,000          145,125
------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                          51,000           58,013
------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                  101,000          106,555
------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                               110,000          121,000
------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                      20,000           21,100
------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                      105,000          106,838
------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                            50,000           56,375
------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                    50,000           56,125
------------------------------------------------------------------------------------------------
                                                                                      $1,153,942
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.4%
------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                               $148,000         $173,160
------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                110,000          145,250
------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                          60,000           66,300
------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                     105,000          126,263
------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                     112,000          113,202
------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                  EUR 96,000          137,051
------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                         $60,000           61,200
------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                     83,000           95,206
------------------------------------------------------------------------------------------------
                                                                                        $917,632
------------------------------------------------------------------------------------------------
Tobacco - 0.3%
------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      $114,000         $117,135
------------------------------------------------------------------------------------------------

Transportation - Services - 0.1%
------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                           $25,000          $29,188
------------------------------------------------------------------------------------------------

U.S. Government Agencies - 1.1%
------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                             $171,679         $184,734
------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                              225,000          227,582
------------------------------------------------------------------------------------------------
                                                                                        $412,316
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 6.3%
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007###                                   $484,289         $512,912
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008                                        735,000          731,584
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                       467,850          509,610
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                            84,925           94,767
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                           544,768          562,048
------------------------------------------------------------------------------------------------
                                                                                      $2,410,921
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.3%
------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                  $160,000         $183,200
------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                          150,000          167,625
------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                   173,000          204,605
------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                            100,000          113,625
------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                90,000           73,800
------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                             90,000           74,250
------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                 135,000          147,438
------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                             66,000           80,542
------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                    80,000           89,400
------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                       83,000           96,177
------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                              101,000          110,077
------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                    70,000           73,500
------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                             80,000           87,200
------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                       60,000           61,378
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                    38,000           40,185
------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                     30,000           33,450
------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                 188,000          195,183
------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                 110,000          110,184
------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                          65,000           67,194
------------------------------------------------------------------------------------------------
                                                                                      $2,009,013
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $33,768,538)                                           $35,873,433
------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 0.2%
------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES          $ VALUE
------------------------------------------------------------------------------------------------
Automotive - 0.2%
------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5% (Identified Cost, $72,356)          1,380          $72,850
------------------------------------------------------------------------------------------------

Preferred Stock
------------------------------------------------------------------------------------------------
Real Estate
------------------------------------------------------------------------------------------------
HRPT Properties Trust (Identified Cost, $7,521)                             275           $7,596
------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT          $ VALUE
------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1%, due 1/03/05, at Amortized Cost(#)           $49,000          $48,997
------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.5%
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received $1,720,314 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                 $1,720,000       $1,720,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $35,617,412)                                     $37,722,876
------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.2%                                                    477,143
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $38,200,019
------------------------------------------------------------------------------------------------
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security.
  + Restricted security.
(#) The rate shown represents an annualized yield at time of purchase.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

AUD           =  Australian Dollar                     GBP       =  British Pound
CAD           =  Canadian Dollar                       JPY       =  Japanese Yen
DKK           =  Danish Krone                          NZD       =  New Zealand Dollar
EUR           =  Euro                                  SEK       =  Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value (identified cost, $35,617,412)               $37,722,876
-------------------------------------------------------------------------------------------------------
Cash                                                                     3,076
-------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              61,297
-------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                    27,572
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                         85,106
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                       20,714
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      630,044
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                       6,283
-------------------------------------------------------------------------------------------------------
Other assets                                                             1,099
-------------------------------------------------------------------------------------------------------
Total assets                                                                                $38,558,067
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts               $277,681
-------------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts             6,375
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                    72,759
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                           788
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                        414
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                          31
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $358,048
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $38,200,019
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                    $34,195,617
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                         1,891,496
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                       42,943
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      2,069,963
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $38,200,019
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     3,399,170
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $33,699,664 / 2,994,711 shares of beneficial
  interest outstanding)                                                                          $11.25
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $4,500,355 / 404,459 shares of beneficial
  interest outstanding)                                                                          $11.13
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Interest                                                           $2,486,459
-------------------------------------------------------------------------------------------------------
  Dividends                                                               2,149
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $2,488,608
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                       $296,958
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,320
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            14,078
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                       14,603
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                      3,793
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                          27,957
-------------------------------------------------------------------------------------------------------
  Printing                                                               25,808
-------------------------------------------------------------------------------------------------------
  Postage                                                                    39
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                          46,906
-------------------------------------------------------------------------------------------------------
  Legal fees                                                              1,927
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                           7,203
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                 $440,592
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (915)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (69,583)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $370,094
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $2,118,514
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                            $2,000,109
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                     (90,415)
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (572,363)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                 $1,337,331
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                         $(941,375)
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                     (24,519)
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           230,040
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                   $(735,854)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                               $601,477
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $2,719,991
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                               $2,118,514               $2,276,750
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                         1,337,331                  882,536
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                  (735,854)               1,223,576
--------------------------------------------------------------  --------------              -----------
Change in net assets from operations                                $2,719,991               $4,382,862
--------------------------------------------------------------  --------------              -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Initial Class                                                    $(1,839,639)             $(2,124,062)
-------------------------------------------------------------------------------------------------------
  Service Class                                                       (538,335)                (284,551)
--------------------------------------------------------------  --------------              -----------
Total distributions declared to shareholders                       $(2,377,974)             $(2,408,613)
--------------------------------------------------------------  --------------              -----------
Change in net assets from series share transactions                $(7,136,351)              $2,125,581
--------------------------------------------------------------  --------------              -----------
Total change in net assets                                         $(6,794,334)              $4,099,830
--------------------------------------------------------------  --------------              -----------

NET ASSETS

At beginning of period                                             $44,994,353              $40,894,523
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $2,069,963 and $2,042,756, respectively)      $38,200,019              $44,994,353
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                              YEARS ENDED 12/31
                                                 ----------------------------------------------------------------------------
                                                       2004              2003            2002            2001            2000

Net asset value, beginning of period                 $11.02            $10.53          $10.09          $10.01          $10.03
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                              $0.59             $0.55           $0.50           $0.50           $0.61
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                       0.22              0.51            0.32           (0.04)          (0.15)
---------------------------------------------------  ------            ------          ------          ------          ------
Total from investment operations                      $0.81             $1.06           $0.82           $0.46           $0.46
---------------------------------------------------  ------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                           $(0.58)           $(0.57)         $(0.38)         $(0.38)         $(0.48)
---------------------------------------------------  ------            ------          ------          ------          ------
Net asset value, end of period                       $11.25            $11.02          $10.53          $10.09          $10.01
---------------------------------------------------  ------            ------          ------          ------          ------
Total return (%)&                                      7.73             10.38            8.40            4.75            4.90
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                             0.90              0.90            0.90            0.92            0.96
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            5.41              5.16            4.85            4.99            6.21
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       69               146             249             171              93
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $33,700           $35,888         $37,505         $47,484         $50,782
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, and certain other fees and expenses, such that Other
    Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004.
    The series will not be required to reimburse MFS the $779,699 for expenses borne under this agreement. Effective January
    1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                 $0.57             $0.53           $0.48           $0.48           $0.60
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             1.08              1.11            1.10            1.12            1.09
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            5.23              4.95            4.65            4.79            6.08
-----------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.02, and increase realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                 YEARS ENDED 12/31                                PERIOD
                                              ---------------------------------------------------------           ENDED
                                                   2004            2003            2002            2001         12/31/00*

Net asset value, beginning of period              $10.91          $10.45          $10.03           $9.97             $9.47^
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                           $0.57           $0.52           $0.44           $0.45             $0.32
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                    0.21            0.50            0.36           (0.01)             0.18+++
------------------------------------------------  ------          ------          ------          ------            ------
Total from investment operations                   $0.78           $1.02           $0.80           $0.44             $0.50
------------------------------------------------  ------          ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                        $(0.56)         $(0.56)         $(0.38)         $(0.38)              $--
------------------------------------------------  ------          ------          ------          ------            ------
Net asset value, end of period                    $11.13          $10.91          $10.45          $10.03             $9.97
------------------------------------------------  ------          ------          ------          ------            ------
Total return (%)&                                   7.54           10.10            8.19            4.56              5.28++^
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.14            1.15            1.15            1.12              1.12+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         5.01            4.86            4.50            4.64              6.57+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    69             146             249             171                93
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $4,500          $9,106          $3,390            $339               $10
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $779,699 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement.
    This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                              $0.55           $0.49           $0.42           $0.43             $0.31
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.32            1.36            1.35            1.32              1.25+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         4.83            4.65            4.30            4.44              6.44+
--------------------------------------------------------------------------------------------------------------------------

     * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
     + Annualized.
    ++ Not annualized.
   +++ The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.02, and increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.17%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     ^ The net asset value and total return previously reported as $9.46 and 5.39%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
     & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - MFS Strategic Income Series (the series) is a non-diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 34 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. The series' investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or security prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates move unexpectedly, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain (loss) in the statement of operations, or in unrealized gain
(loss) if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, straddle loss deferrals, derivatives, wash sales, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03
Distributions declared from:
--------------------------------------------------------------------------------
Ordinary income                                     $2,377,974      $2,408,613
--------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income increased by $286,667, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $352,230, and paid-in capital increased by $65,563 due to differences between book and tax accounting for foreign currency transactions, and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $2,564,253
              --------------------------------------------------
              Undistributed long-term capital gain      134,125
              --------------------------------------------------
              Unrealized appreciation (depreciation)  1,983,006
              --------------------------------------------------
              Other temporary differences              (676,982)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $779,699 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $3,793 equivalent to 0.0096% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $13,821 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $127 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
                                                     PURCHASES           SALES

U.S. government securities                          $3,873,719      $4,282,252
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $22,199,531     $29,496,135
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                   $35,742,256
       ------------------------------------------------------------
       Gross unrealized appreciation                     $2,122,608
       ------------------------------------------------------------
       Gross unrealized depreciation                       (141,988)
       ------------------------------------------------------------
       Net unrealized appreciation (depreciation)        $1,980,620
       ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                              604,373         $6,619,896        3,214,711        $34,248,043
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            175,706          1,839,639          204,039          2,124,049
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,041,132)       (11,244,960)      (3,723,598)       (39,623,389)
----------------------------------------------------------------------------------------------------------
Net change                              (261,053)       $(2,785,425)        (304,848)       $(3,251,297)
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                              295,864         $3,199,156          833,597         $8,784,682
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             51,913            538,335           27,572            284,540
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (777,967)        (8,088,417)        (350,922)        (3,692,344)
----------------------------------------------------------------------------------------------------------
Net change                              (430,190)       $(4,350,926)         510,247         $5,376,878
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $323, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

    SALES
                                                                     NET
                                                                  UNREALIZED
      SETTLEMENT    CONTRACTS TO                      CONTRACTS   APPRECIATION
         DATE     DELIVER/RECEIVE     IN EXCHANGE FOR AT VALUE   (DEPRECIATION)

        2/10/05  AUD      209,754         $157,042    $163,349        $(6,307)
        1/12/05  CAD      143,868          120,000     119,867            133
        2/14/05  DKK    1,857,133          322,699     338,317        (15,618)
1/19/05-2/14/05  EUR    3,735,633        4,842,025   5,061,615       (219,590)
        1/12/05  GBP      344,138          633,213     659,023        (25,810)
        2/10/05  NZD      740,731          519,488     529,446         (9,958)
                                        ----------  ----------      ---------
                                        $6,594,467  $6,871,617      $(277,150)
                                        ==========  ==========      =========

   PURCHASES

        2/10/05  AUD       34,973          $26,487     $27,235           $748
        1/12/05  CAD      135,454          110,252     112,856          2,604
        2/14/05  DKK    1,742,904          308,010     317,508          9,498
1/19/05-2/14/05  EUR      989,037        1,308,546   1,340,142         31,596
        1/12/05  GBP       52,653          101,228     100,830           (398)
        1/05/05  JPY   19,080,270          181,687     185,715          4,028
        2/10/05  NZD      111,041           78,263      79,368          1,105
        2/14/05  SEK    2,273,351          329,962     341,547         11,585
                                        ----------  ----------      ---------
                                        $2,444,435  $2,505,201        $60,766
                                        ==========  ==========      =========

At December 31, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $27,572 with Merrill Lynch International.

At December 31, 2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                                        UNREALIZED
DESCRIPTION                               EXPIRATION            CONTRACTS             POSITION        DEPRECIATION

U.S. Treasury Note 10 Yr. Future          March 2005                   24                Short           $(33,662)
--------------------------------------------------------------------------------------------------------------------

At December 31, 2004, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

At December 31, 2004, the series owned the following securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.11% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                           DATE OF      SHARE/PRINCIPAL
DESCRIPTION                                            ACQUISITION               AMOUNT              COST            VALUE

Kazkommerts International B.V., 10.125%, 2007              4/13/03               20,000           $21,852          $21,600
----------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                 4/11/03               20,000            19,890           20,900
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $42,500
----------------------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Strategic Income Series:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Income Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Income Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                JP Morgan Chase Bank
DISTRIBUTOR                                                     One Chase Manhattan Place
MFS Fund Distributors, Inc.                                     New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                                INDEPENDENT REGISTERED PUBLIC
                                                                ACCOUNTING FIRM
PORTFOLIO MANAGER                                               Deloitte & Touche LLP
William J. Adams                                                200 Berkeley Street, Boston, MA 02116

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VWG-ANN-02/05 4M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) INVESTORS GROWTH STOCK SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS GROWTH STOCK SERIES

Objective: Seeks to provide long-term growth of capital and future income rather than current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLE                                     10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              17
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     22
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            28
----------------------------------------------------
TRUSTEES AND OFFICERS                             29
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             32
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    32
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         96.8%
Cash & Other Net Assets         3.2%

TOP TEN HOLDINGS

Johnson & Johnson                                                         3.9%
------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       2.9%
------------------------------------------------------------------------------
Dell, Inc.                                                                2.9%
------------------------------------------------------------------------------
Microsoft Corp.                                                           2.7%
------------------------------------------------------------------------------
Wyeth                                                                     2.4%
------------------------------------------------------------------------------
Procter & Gamble Co.                                                      2.2%
------------------------------------------------------------------------------
Tyco International Ltd.                                                   2.0%
------------------------------------------------------------------------------
Target Corp.                                                              1.9%
------------------------------------------------------------------------------
Abbott Laboratories                                                       1.9%
------------------------------------------------------------------------------
PepsiCo, Inc.                                                             1.8%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Technology                                                               25.6%
------------------------------------------------------------------------------
Health Care                                                              22.7%
------------------------------------------------------------------------------
Leisure                                                                  10.2%
------------------------------------------------------------------------------
Retailing                                                                 9.5%
------------------------------------------------------------------------------
Financial Services                                                        6.5%
------------------------------------------------------------------------------
Consumer Staples                                                          5.9%
------------------------------------------------------------------------------
Industrial Goods & Services                                               5.1%
------------------------------------------------------------------------------
Special Products and Services                                             3.3%
------------------------------------------------------------------------------
Transportation                                                            2.2%
------------------------------------------------------------------------------
Basic Materials                                                           1.8%
------------------------------------------------------------------------------
Utilities & Communications                                                1.6%
------------------------------------------------------------------------------
Energy                                                                    1.4%
------------------------------------------------------------------------------
Autos & Housing                                                           1.0%
------------------------------------------------------------------------------

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, the MFS VIT - Investors Growth Stock Series provided a total return of 9.18% for Initial Class shares and 8.98% for Service Class shares. Both share classes outperformed the 6.30% return of the series' benchmark, the Russell 1000 Growth Index. The series' investment objective is to provide long-term growth of capital and future income rather than current income. The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities of companies which MFS believes offer better than average prospects for long-term growth. The series may invest in foreign securities through which it may have exposure to foreign currencies.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up considerably for the year.

CONTRIBUTORS TO PERFORMANCE

Relative to the series' benchmark, the Russell 1000 Growth Index, the best-performing sectors over the period were health care, technology, and industrial goods and services. In all three sectors, stock selection was the major contributor to relative performance.

Within the health care sector, avoiding Merck and holding a smaller relative position in Pfizer added to the series relative performance, as both stocks declined noticeably in value over the period. Similarly, our relative avoidance of poor-performing Intel*, from the technology sector, aided relative performance. Elsewhere in technology, Symantec Corp and Marvell Technology contributed to the series' relative performance. Symantec offers content and network security software, while Marvell offers digital and mixed-signal integrated circuits for data storage and broadband applications. Tyco International, from the industrial goods and services sector, was also among the series' better-performing positions.

Other stocks that added to relative performance included Carnival Corp, Monsanto Corp, and Target, from the leisure, basic materials, and retailing sectors respectively. Our virtual avoidance of relative underperformer Coca-Cola* also aided results.

DETRACTORS FROM PERFORMANCE

The leisure and financial services sectors were our largest detractors relative to the Russell 1000 Growth Index. In both cases stock selection held back results.

In leisure, media related stocks Clear Channel Communications and Viacom Inc. were among our top relative detractors. Our avoidance of specialty coffee retailer Starbucks Corp also detracted, as its stock price was up dramatically over the period. Although financial services was among the series' worst performing sectors, no financial services stocks were among the top detractors.

Elsewhere in the portfolio several technology stocks held back results including IAC/InterActiveCorp., VERITAS, and Red Hat. Our virtual avoidance of QUALCOMM also detracted from results, as we missed out on the significant run up in the stock's price. Similarly, our positions in United Health Group Inc.* and retailer Home Depot* held back results as we did not fully participate in their strong performance over the period.

The series' cash position also held back relative performance. As with nearly all portfolios, this series holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the Russell 1000 Growth Index - rose, holding any cash hurt relative performance. The index does not have a cash position.

Respectfully,

/s/ Margaret W. Adams                               /s/ Gregory Locraft, Jr.

    Margaret W. Adams                                   Gregory Locraft, Jr.

/s/ S. Irfan Ali                                    /s/ Stephen Pesek

    S. Irfan Ali                                        Stephen Pesek

*Stock was not held at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2004. Index information is from May 1, 1999.

            MFS VIT Investors        Russell
           Growth Stock Series     1000 Growth
             - Initial Class          Index
----------------------------------------------
 5/99            $10,000             $10,000
12/99             14,001              12,504
12/00             13,138               9,700
12/01              9,966               7,719
12/02              7,222               5,567
12/03              8,885               7,223
12/04              9,701               7,678

TOTAL RETURNS

--------------
Average annual
--------------

                          Class
     Share class      inception date     1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial           5/03/99          9.18%    -0.90%     -7.08%    -0.53%
  ----------------------------------------------------------------------------
       Service           5/01/00          8.98%    -1.15%     -7.40%    -0.86%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Russell 1000 Growth Index#              6.30%    -0.18%     -9.29%    -4.56%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                         1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial                            9.18%    -2.66%    -30.71%    -2.99%
  ----------------------------------------------------------------------------
       Service                            8.98%    -3.41%    -31.93%    -4.70%
  ----------------------------------------------------------------------------
* For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2004. Index information is from May 1, 1999.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

THE RUSSELL 1000 GROWTH INDEX - measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The performance shown reflects a non-recurring accrual made to the series on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

Growth companies risk, is the risk that the prices of growth company securities held by the portfolio, which are the portfolio's principal investment focus, will fall to a greater extent than the overall equity markets due to changing economic, political or market conditions.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.85%      $1,000         $1,065          $4.42
Initial   ----------------------------------------------------------------------
          Hypothetical*    0.85%      $1,000         $1,021          $4.33
--------------------------------------------------------------------------------
          Actual           1.10%      $1,000         $1,064          $5.72
Service   ----------------------------------------------------------------------
          Hypothetical*    1.10%      $1,000         $1,020          $5.60
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 96.8%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 0.3%
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                   15,700          $872,135
------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  10,500           570,780
------------------------------------------------------------------------------------------------
                                                                                      $1,442,915
------------------------------------------------------------------------------------------------
Airlines - 0.2%
------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                  60,250          $980,870
------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.0%
------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                         31,370        $2,844,945
------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                             7,380           314,388
------------------------------------------------------------------------------------------------
Reebok International Ltd.                                               38,180         1,679,920
------------------------------------------------------------------------------------------------
                                                                                      $4,839,253
------------------------------------------------------------------------------------------------
Automotive - 1.0%
------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                   81,560        $4,954,770
------------------------------------------------------------------------------------------------

Banks & Credit Companies - 3.6%
------------------------------------------------------------------------------------------------
American Express Co.                                                   114,940        $6,479,168
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         89,780         4,325,600
------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                             32,780         1,213,188
------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                    22,760         1,105,681
------------------------------------------------------------------------------------------------
SLM Corp.                                                               74,740         3,990,369
------------------------------------------------------------------------------------------------
                                                                                     $17,114,006
------------------------------------------------------------------------------------------------
Biotechnology - 5.4%
------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                           137,210        $8,802,022
------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                         44,560         1,182,177
------------------------------------------------------------------------------------------------
Cephalon, Inc.^*                                                         1,900            96,672
------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                        15,370           836,743
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         152,070         8,830,705
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                  31,050         1,086,440
------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                 88,120         4,060,570
------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                        40,430         1,096,057
------------------------------------------------------------------------------------------------
                                                                                     $25,991,386
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.6%
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                             48,500          $784,730
------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                       9,210           308,443
------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                    189,594         6,309,688
------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                   17,740           292,355
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                      27,690           920,416
------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                      9,230           331,265
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                48,500         2,934,250
------------------------------------------------------------------------------------------------
News Corp., "A"                                                        119,600         2,231,736
------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                      7,240           610,477
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                     149,890         2,913,862
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                    56,040         1,640,291
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       75,080         2,732,161
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                        136,550         3,796,090
------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                     38,800         1,044,884
------------------------------------------------------------------------------------------------
                                                                                     $26,850,648
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.5%
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                               34,180        $3,556,087
------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                        12,830           939,926
------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                  22,530           700,908
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               29,020         1,734,525
------------------------------------------------------------------------------------------------
Morgan Stanley                                                           4,320           239,846
------------------------------------------------------------------------------------------------
                                                                                      $7,171,292
------------------------------------------------------------------------------------------------
Business Services - 2.5%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                   240,370        $6,489,990
------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                           76,120         3,059,263
------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                     7,520           517,752
------------------------------------------------------------------------------------------------
Manpower, Inc.                                                          13,260           640,458
------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                26,180           880,695
------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                         10,000           485,527
------------------------------------------------------------------------------------------------
                                                                                     $12,073,685
------------------------------------------------------------------------------------------------
Chemicals - 1.7%
------------------------------------------------------------------------------------------------
3M Co.                                                                  37,190        $3,052,183
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                        23,300         1,153,583
------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                           10,270           503,744
------------------------------------------------------------------------------------------------
Monsanto Co.                                                            62,930         3,495,762
------------------------------------------------------------------------------------------------
                                                                                      $8,205,272
------------------------------------------------------------------------------------------------
Computer Software - 8.2%
------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                             65,290          $850,729
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           143,150         3,757,688
------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                9,970           162,611
------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                 79,580         1,960,055
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                             127,110         5,789,861
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                        479,390        12,804,507
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                          541,420         7,428,282
------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                         60,980           814,083
------------------------------------------------------------------------------------------------
Symantec Corp.*                                                         78,790         2,029,630
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                120,960         3,453,408
------------------------------------------------------------------------------------------------
                                                                                     $39,050,854
------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.9%
------------------------------------------------------------------------------------------------
CDW Corp.                                                                7,100          $471,085
------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                   45,540         1,117,096
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                            325,680        13,724,155
------------------------------------------------------------------------------------------------
International Business Machines Corp.                                   35,890         3,538,036
------------------------------------------------------------------------------------------------
                                                                                     $18,850,372
------------------------------------------------------------------------------------------------

Consumer Goods & Services - 4.0%
------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                33,140        $2,674,729
------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                     53,570         2,073,159
------------------------------------------------------------------------------------------------
Career Education Corp.*                                                 27,460         1,098,400
------------------------------------------------------------------------------------------------
Gillette Co.                                                            25,780         1,154,428
------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                   188,080        10,359,446
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                   59,540         1,796,161
------------------------------------------------------------------------------------------------
                                                                                     $19,156,323
------------------------------------------------------------------------------------------------
Electrical Equipment - 3.5%
------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                             18,530        $1,258,002
------------------------------------------------------------------------------------------------
Danaher Corp.^                                                          19,680         1,129,829
------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                    24,920         1,746,892
------------------------------------------------------------------------------------------------
General Electric Co.                                                    48,630         1,774,995
------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                       4,400           230,120
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                263,780         9,427,497
------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                     18,120         1,207,154
------------------------------------------------------------------------------------------------
                                                                                     $16,774,489
------------------------------------------------------------------------------------------------
Electronics - 4.3%
------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                    30,980        $1,138,205
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   101,370         3,742,580
------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                70,560         1,206,576
------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                       36,810         1,714,610
------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                 14,600           565,896
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                          66,920         2,373,652
------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                         39,620         1,679,492
------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                 26,730           745,500
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                     119,870         1,348,538
------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                       163,810         1,390,747
------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                 60,990         1,501,574
------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                           103,920         3,081,228
------------------------------------------------------------------------------------------------
                                                                                     $20,488,598
------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
------------------------------------------------------------------------------------------------
CVS Corp.                                                              124,520        $5,612,116
------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 2.7%
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          169,350        $8,840,070
------------------------------------------------------------------------------------------------
SYSCO Corp.                                                            104,720         3,997,162
------------------------------------------------------------------------------------------------
                                                                                     $12,837,232
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.9%
------------------------------------------------------------------------------------------------
Carnival Corp.                                                         114,060        $6,573,278
------------------------------------------------------------------------------------------------
Cendant Corp.                                                           23,600           551,768
------------------------------------------------------------------------------------------------
International Game Technology                                            4,000           137,520
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                           18,210           991,352
------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                               14,260           832,784
------------------------------------------------------------------------------------------------
                                                                                      $9,086,702
------------------------------------------------------------------------------------------------

General Merchandise - 3.3%
------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                              34,800        $1,086,804
------------------------------------------------------------------------------------------------
J. C. Penney Co., Inc.                                                  14,610           604,854
------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                           54,970         2,702,875
------------------------------------------------------------------------------------------------
Target Corp.                                                           178,570         9,273,140
------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                   38,170         2,016,139
------------------------------------------------------------------------------------------------
                                                                                     $15,683,812
------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                        25,670        $2,952,050
------------------------------------------------------------------------------------------------

Insurance - 1.4%
------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                             39,700        $1,581,648
------------------------------------------------------------------------------------------------
American International Group, Inc.                                      57,780         3,794,413
------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                           22,840           846,679
------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                     9,120           708,168
------------------------------------------------------------------------------------------------
                                                                                      $6,930,908
------------------------------------------------------------------------------------------------
Internet - 3.7%
------------------------------------------------------------------------------------------------
Amazon.com, Inc.*                                                       11,550          $511,550
------------------------------------------------------------------------------------------------
eBay, Inc.*                                                             59,020         6,862,846
------------------------------------------------------------------------------------------------
Google, Inc.*                                                            6,400         1,235,840
------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                  143,930         3,975,347
------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                         138,290         5,210,767
------------------------------------------------------------------------------------------------
                                                                                     $17,796,350
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.6%
------------------------------------------------------------------------------------------------
Activision, Inc.*                                                       19,310          $389,676
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                 109,000         6,723,120
------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.*                                                       4,900           613,603
------------------------------------------------------------------------------------------------
                                                                                      $7,726,399
------------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                       44,500        $4,339,195
------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                               16,000         1,482,880
------------------------------------------------------------------------------------------------
                                                                                      $5,822,075
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.7%
------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                     100,670        $3,969,418
------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                          13,010           691,742
------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                         25,210           702,855
------------------------------------------------------------------------------------------------
HCA, Inc.                                                               63,180         2,524,673
------------------------------------------------------------------------------------------------
                                                                                      $7,888,688
------------------------------------------------------------------------------------------------
Medical Equipment - 4.5%
------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                23,260          $826,893
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                  67,780         4,228,116
------------------------------------------------------------------------------------------------
Guidant Corp.                                                           39,880         2,875,348
------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.*                                                  8,550           652,365
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        160,840         7,988,923
------------------------------------------------------------------------------------------------
Millipore Corp.*                                                         6,590           328,248
------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                  26,990           814,828
------------------------------------------------------------------------------------------------
Waters Corp.*                                                           34,740         1,625,485
------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                  27,990         2,242,559
------------------------------------------------------------------------------------------------
                                                                                     $21,582,765
------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                         18,220          $528,562
------------------------------------------------------------------------------------------------

Oil Services - 1.4%
------------------------------------------------------------------------------------------------
BJ Services Co.                                                         47,110        $2,192,499
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                     15,350           508,239
------------------------------------------------------------------------------------------------
Halliburton Co.                                                         74,640         2,928,874
------------------------------------------------------------------------------------------------
Noble Corp.*                                                            10,850           539,679
------------------------------------------------------------------------------------------------
Smith International, Inc.*                                               9,570           520,704
------------------------------------------------------------------------------------------------
                                                                                      $6,689,995
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.8%
------------------------------------------------------------------------------------------------
EMC Corp.*                                                             445,940        $6,631,128
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                        6,280           533,800
------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                45,570         1,513,835
------------------------------------------------------------------------------------------------
                                                                                      $8,678,763
------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.5%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                    195,610        $9,125,207
------------------------------------------------------------------------------------------------
Allergan, Inc.                                                          24,300         1,970,001
------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                         13,180           477,177
------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                    8,520           232,170
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                         87,310         4,954,843
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                      292,710        18,563,668
------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                            13,420           360,864
------------------------------------------------------------------------------------------------
Roche Holdings AG                                                       24,370         2,795,210
------------------------------------------------------------------------------------------------
Wyeth                                                                  273,640        11,654,328
------------------------------------------------------------------------------------------------
                                                                                     $50,133,468
------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                  16,420          $491,615
------------------------------------------------------------------------------------------------

Printing & Publishing - 0.6%
------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                             12,730          $544,589
------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                  26,260         2,403,840
------------------------------------------------------------------------------------------------
                                                                                      $2,948,429
------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                      19,840          $938,630
------------------------------------------------------------------------------------------------

Restaurants - 0.5%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.*                                               13,410          $435,423
------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                11,690           535,168
------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                      25,260         1,191,767
------------------------------------------------------------------------------------------------
                                                                                      $2,162,358
------------------------------------------------------------------------------------------------
Specialty Stores - 4.0%
------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                            20,850          $978,908
------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                17,310           689,457
------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                      80,730         4,796,977
------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                          17,360           539,028
------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                       12,720           218,657
------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                      105,110         6,053,285
------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                          9,020           421,505
------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                          25,050           890,027
------------------------------------------------------------------------------------------------
Staples, Inc.                                                           66,860         2,253,851
------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                          32,290         1,032,311
------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                          46,600         1,171,058
------------------------------------------------------------------------------------------------
                                                                                     $19,045,064
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.4%
------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                         66,900        $3,502,215
------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                         9,220           144,477
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                     501,650         1,358,066
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                 69,896         1,913,752
------------------------------------------------------------------------------------------------
                                                                                      $6,918,510
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                            26,470          $506,636
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                   722,720        13,948,496
------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                              19,940           487,533
------------------------------------------------------------------------------------------------
Corning, Inc.*                                                          30,010           353,218
------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                          18,390           779,736
------------------------------------------------------------------------------------------------
Research In Motion Ltd.^*                                               10,500           865,410
------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                  18,310           576,582
------------------------------------------------------------------------------------------------
                                                                                     $17,517,611
------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
------------------------------------------------------------------------------------------------
Sprint Corp.                                                            37,170          $923,675
------------------------------------------------------------------------------------------------

Trucking - 1.8%
------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                           11,740          $656,031
------------------------------------------------------------------------------------------------
FedEx Corp.                                                             29,980         2,952,730
------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                        56,070         4,791,735
------------------------------------------------------------------------------------------------
                                                                                      $8,400,496
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $420,153,771)                                        $463,241,006
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.3%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                         15,615,510       $15,615,510
------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.0%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Goldman Sachs, 2.23%, dated 12/31/04, due 1/03/05, total to
be received $14,615,716 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                               $14,613,000       $14,613,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $450,382,281)                                   $493,469,516
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.1)%                                              (14,741,397)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $478,728,119
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

ADR = American Depository Receipt.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $15,229,883 of securities
on loan (identified cost, $450,382,281)                          $493,469,516
-------------------------------------------------------------------------------------------------------
Cash                                                                    3,068
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                     3,364,268
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                     110,772
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     253,815
-------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                  224,255
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $497,425,694
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                  $2,469,080
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                  524,220
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         15,615,510
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                        9,985
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             496
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                      1,808
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 76,476
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $18,697,575
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $478,728,119
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $524,972,353
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies        43,087,776
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (90,441,572)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     1,109,562
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $478,728,119
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    50,852,053
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $217,933,952 / 22,916,728 shares of
  beneficial interest outstanding)                                                                $9.51
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $260,794,167 / 27,935,325 shares of
  beneficial interest outstanding)                                                                $9.34
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                         $4,896,352
-------------------------------------------------------------------------------------------------------
  Interest                                                             323,916
-------------------------------------------------------------------------------------------------------
  Other#                                                               224,255
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (21,136)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $5,423,387
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                    $3,263,250
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                10,147
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          152,945
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                     574,348
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                    38,963
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                        149,567
-------------------------------------------------------------------------------------------------------
  Printing                                                              46,851
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         40,731
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             9,874
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                         43,705
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $4,330,381
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (17,724)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                             (870)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $4,311,787
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $1,111,600
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $16,376,290
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          2,008
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $16,378,298
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                      $21,786,638
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies              (18)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $21,786,620
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $38,164,918
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $39,276,518
-------------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and
  Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income (loss)                                       $1,111,600                 $(265,138)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              16,378,298                36,897,942
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               21,786,620                26,993,993
--------------------------------------------------------------  -------------              ------------
Change in net assets from operations                              $39,276,518               $63,626,797
--------------------------------------------------------------  -------------              ------------
Net change in net assets from series share transactions           $33,320,035               $98,869,170
--------------------------------------------------------------  -------------              ------------
Total change in net assets                                        $72,596,553              $162,495,967
--------------------------------------------------------------  -------------              ------------

NET ASSETS

At beginning of period                                            406,131,566               243,635,599
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $1,109,562 and $0, respectively)            $478,728,119              $406,131,566
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years,
(or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                           YEARS ENDED 12/31
                                            ---------------------------------------------------------------------------------
                                                  2004              2003              2002              2001             2000

Net asset value, beginning of period             $8.71             $7.08             $9.77            $13.00           $13.95
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)                  $0.03             $0.00+++         $(0.00)+++         $0.01            $0.04
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency               0.77              1.63             (2.69)            (3.14)           (0.89)
----------------------------------------------  ------            ------            ------            ------           ------
Total from investment operations                 $0.80             $1.63            $(2.69)           $(3.13)          $(0.85)
----------------------------------------------  ------            ------            ------            ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                         $--               $--               $--            $(0.01)             $--
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                   --                --                --                --            (0.06)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency transactions       --                --                --             (0.09)           (0.04)
----------------------------------------------  ------            ------            ------            ------           ------
Total distributions declared to
shareholders                                       $--               $--               $--            $(0.10)          $(0.10)
----------------------------------------------  ------            ------            ------            ------           ------
Net asset value, end of period                   $9.51             $8.71             $7.08             $9.77           $13.00
----------------------------------------------  ------            ------            ------            ------           ------
Total return (%)&                                 9.18^^           23.02            (27.53)           (24.14)           (6.17)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.86              0.88              0.88              0.92             0.93
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      0.37              0.04             (0.03)             0.07             0.28
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 144               253               214               265              248
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)     $217,934          $199,674          $120,593          $147,280          $97,766
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, MFS had contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management fees. This arrangement was effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeded the series' actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on June 30, 2001. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                            $0.03*              $--               $--             $0.01*           $0.04*
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.86*               --                --              0.91             0.94
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             0.37*               --                --              0.08             0.27
-----------------------------------------------------------------------------------------------------------------------------

  * The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ^^ The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              YEARS ENDED 12/31                                    PERIOD
                                         --------------------------------------------------------------            ENDED
                                              2004             2003             2002               2001          12/31/00**

Net asset value, beginning of period          $8.57             $6.99            $9.66             $12.98           $14.27***
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)               $0.01            $(0.02)          $(0.02)            $(0.01)           $0.01
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments and foreign currency     0.76              1.60            (2.65)             (3.21)           (1.30)
-------------------------------------------  ------            ------           ------             ------           ------
Total from investment operations              $0.77             $1.58           $(2.67)            $(3.22)          $(1.29)
-------------------------------------------  ------            ------           ------             ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                      $--               $--              $--             $(0.01)             $--
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency
transactions                                     --                --               --              (0.09)              --
-------------------------------------------  ------            ------           ------             ------           ------
Total distributions declared to
shareholders                                    $--               $--              $--             $(0.10)             $--
-------------------------------------------  ------            ------           ------             ------           ------
Net asset value, end of period                $9.34             $8.57            $6.99              $9.66           $12.98
-------------------------------------------  ------            ------           ------             ------           ------
Total return (%)&                              8.98^^           22.60           (27.71)            (24.83)           (9.04)++***
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                     1.11              1.13             1.11               1.13             1.11+
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.15             (0.21)           (0.25)             (0.15)            0.15+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              144               253              214                265              248
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)  $260,794          $206,458         $123,043           $122,857          $53,492
--------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. In addition, MFS had contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees. This arrangement was effected by MFS bearing all of the series'
    Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than
    0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeded the series' actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This agreement terminated on June 30,
    2001. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                  $0.01*              $--              $--             $(0.01)*          $0.01*
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                     1.11*               --               --               1.12             1.12+
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.15*               --               --              (0.14)            0.14+
--------------------------------------------------------------------------------------------------------------------------

  *  The waiver impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 **  For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
***  The net asset value and total return previously reported as $14.40 and (9.86)%, respectively, has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported was from the inception date, the date the share class was first available to public shareholders.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
 ^^  The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Investors Growth Stock Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 57 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $3,767 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $13,957 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and non-taxable distributions.

The series paid no distributions for the years ended December 31, 2004 and December 31, 2003.

During the year ended December 31, 2004, accumulated undistributed net investment income decreased by $2,038 and accumulated net realized loss on investments and foreign currency transactions decreased by $2,038 due to differences between book and tax accounting for foreign currency transactions and non-taxable distributions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $1,109,562
              --------------------------------------------------
              Capital loss carryforward             (75,867,202)
              --------------------------------------------------
              Unrealized appreciation (depreciation) 28,518,480
              --------------------------------------------------
              Other temporary differences                (5,074)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2009, ($14,413,014) and December 31, 2010, ($61,454,188).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the series accrued an estimate of the amount to be received pursuant to this matter in the amount of $224,255, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $38,963, equivalent to 0.0090% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $152,285 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $471 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $636,143,102 and $598,334,458, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                  $464,951,577
       ------------------------------------------------------------
       Gross unrealized appreciation                    $32,899,950
       ------------------------------------------------------------
       Gross unrealized depreciation                     (4,382,011)
       ------------------------------------------------------------
       Net unrealized appreciation (depreciation)       $28,517,939
       ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                            3,133,885        $27,718,699        8,390,933        $66,108,964
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (3,154,202)       (27,709,618)      (2,485,424)       (19,032,712)
----------------------------------------------------------------------------------------------------------
Net change                               (20,317)            $9,081        5,905,509        $47,076,252
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                            5,833,247        $50,556,455        8,063,201        $63,666,996
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,996,610)       (17,245,501)      (1,578,252)       (11,874,078)
----------------------------------------------------------------------------------------------------------
Net change                             3,836,637        $33,310,954        6,484,949        $51,792,918
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $3,508, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Investors Growth Stock Series:

We have audited the accompanying statement of assets and liabilities of MFS Investors Growth Stock Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Equity Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                     ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Berkeley Street, Boston, MA 02116


PORTFOLIO MANAGERS
Margaret W. Adams
S. Irfan Ali
Gregory Locraft, Jr.
Stephen Pesek

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VGS-ANN-02/05 34M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) UTILITIES SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) UTILITIES SERIES

Objective: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLE                                     10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              15
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            27
----------------------------------------------------
TRUSTEES AND OFFICERS                             28
----------------------------------------------------
PROXY VOTING                                      31
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    31
----------------------------------------------------
FEDERAL TAX INFORMATION                           31
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Stocks                         87.1%
Bonds                           6.7%
Cash & Other Net Assets         5.4%
Convertible Preferred Stocks    0.8%

TOP TEN HOLDINGS

PPL Corp.                                                                 3.2%
------------------------------------------------------------------------------
Vodafone Group PLC                                                        3.1%
------------------------------------------------------------------------------
Entergy Corp.                                                             2.8%
------------------------------------------------------------------------------
Sprint Corp.                                                              2.6%
------------------------------------------------------------------------------
TXU Corp.                                                                 2.5%
------------------------------------------------------------------------------
AES Corp.                                                                 2.5%
------------------------------------------------------------------------------
Comcast Corp.                                                             2.5%
------------------------------------------------------------------------------
Exelon Corp.                                                              2.3%
------------------------------------------------------------------------------
Deutsche Telekom AG                                                       2.2%
------------------------------------------------------------------------------
Sempra Energy                                                             2.1%
------------------------------------------------------------------------------

TOP FIVE EQUITY INDUSTRIES

Utilities - Electric Power                                               31.2%
------------------------------------------------------------------------------
Telephone Services                                                       16.3%
------------------------------------------------------------------------------
Broadcast & Cable TV                                                     15.4%
------------------------------------------------------------------------------
Natural Gas Distribution                                                  7.1%
------------------------------------------------------------------------------
Telecommunications - Wireless                                             5.8%
------------------------------------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, the MFS VIT - Utilities Series provided a total return of 30.20% for the Initial Class shares and 29.84% for the Service Class shares. Both share classes outperformed the return of 24.28% for the Standard & Poor's Utilities Index, the series' benchmark. The series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The series invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a decline in the value of the U.S. dollar against most major currencies, and geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up considerably for the year.

CONTRIBUTORS TO PERFORMANCE

Stock selection in both electric power generators, and natural gas distributors was a primary contributor to outperformance relative to the series' benchmark, the S&P Utilities Index. Allocation to the wireless communications group also aided relative results.

Among electric power generators, our positions in Reliant Energy and NRG Energy boosted results, as both stocks rose sharply over the period. The series also benefited by underweighting Dominion Resources, avoiding Progress Energy and Consolidated Edison, as well as largely avoiding Southern Co.* All four of these electric power generator stocks underperformed the S&P Utilities Index. In the natural gas distributors group, exploration and production firm Equitable Resources was a top overall contributor. In the wireless communications area, our positions in America Movil, Sprint, and AT&T Wireless* contributed to relative results. All three stock prices appreciated sharply over the period. America Movil provides cellular phone services in Latin America. AT&T Wireless was acquired by Cingular during the period.

DETRACTORS FROM PERFORMANCE

From an industry perspective, our allocation to broadcast and cable TV, was a primary detractor from performance relative to the S&P Utilities Index. Our positions in Comcast, Viacom, and Clear Channel Communications held back relative results. Viacom is a media conglomerate. Clear Channel Communications* is a radio station and music venue operator. While the electric power generators group was the largest contributor to overall relative performance, some individual stocks in the group detracted from results. TXU Corp., Edison International, and Exelon were up considerably over the period, but we did not fully participate in their substantial price increases. Similarly, we did not hold Duke Energy and thus missed out on its outperformance.

The series' cash position also held back relative performance. As with nearly all portfolios, this series holds some cash to buy new holdings and to provide liquidity. In a period when equity markets rose sharply, holding any cash hurt performance against our benchmark, the S&P Utilities Index, which has no cash position.

    Respectfully,

/s/ Muara Shaughnessy

    Muara Shaughnessy
    Portfolio Manager

* Stock not held at the end of the period.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT For the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2004. Index information is from January 1, 1995.

                  MFS VIT            Standard &
              Utilities Series      Poor's Utilities
              - Initial Class           Index
----------------------------------------------------
 1/95             $10,000              $10,000
12/95              13,394               13,274
12/96              15,874               14,028
12/97              20,905               17,487
12/98              24,801               20,081
12/99              32,285               18,237
12/00              34,567               28,667
12/01              26,200               19,941
12/02              20,238               13,960
12/03              27,502               17,825
12/04              35,807               21,905


TOTAL RETURNS

--------------
Average annual
--------------
                          Class
     Share class      inception date     1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial           1/03/95         30.20%    10.97%     2.09%     13.62%
  ----------------------------------------------------------------------------
       Service           5/01/00         29.84%    10.72%     1.89%     13.50%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Standard & Poor's Utilities Index#     24.28%     3.18%     3.73%      8.16%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                         1-yr      3-yr      5-yr      Life*
  ----------------------------------------------------------------------------
       Initial                           30.20%    36.67%    10.91%    258.07%
  ----------------------------------------------------------------------------
       Service                           29.84%    35.72%     9.80%    254.48%
  ----------------------------------------------------------------------------

# Source: Standard & Poor's Micropal, Inc.
* For the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2004. Index information is from January 1, 1995.

INDEX DEFINITION

S&P Utilities Index - measures the utilities sector.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The portfolio focuses on companies in a limited number of sectors or industries making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors or industries than a portfolio that invests more broadly.

The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks. Deregulation in some markets has resulted in increased costs and competition for utility companies and greater volatility in those companies' securities prices.

Market risk is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.88%      $1,000         $1,228          $4.94
Initial   ----------------------------------------------------------------------
          Hypothetical*    0.88%      $1,000         $1,021          $4.48
--------------------------------------------------------------------------------
          Actual           1.14%      $1,000         $1,226          $6.40
Service   ----------------------------------------------------------------------
          Hypothetical*    1.14%      $1,000         $1,019          $5.80
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 87.1%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 15.4%
------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"^*                                     210,400          $5,238,963
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         254,800           4,122,664
------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                          435,600          14,305,103
------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                252,200           4,156,256
------------------------------------------------------------------------------------------------
Dex Media, Inc.^                                                     109,470           2,732,371
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                   104,380           3,469,591
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                             131,900           7,979,950
------------------------------------------------------------------------------------------------
News Corp., "A"^                                                     534,800           9,979,368
------------------------------------------------------------------------------------------------
NTL, Inc.*                                                            66,300           4,837,248
------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                 45,900           2,710,395
------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                 96,100           1,547,210
------------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                               168,500           2,716,220
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                   353,700           6,875,928
------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR^                                         609,400           6,264,632
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                    263,920           9,604,049
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                      110,600           3,074,680
------------------------------------------------------------------------------------------------
                                                                                     $89,614,628
------------------------------------------------------------------------------------------------

Energy - Independent - 0.6%
------------------------------------------------------------------------------------------------
EnCana Corp.                                                          40,900          $2,331,009
------------------------------------------------------------------------------------------------
Talisman Energy, Inc.*                                                40,600           1,094,372
------------------------------------------------------------------------------------------------
                                                                                      $3,425,381
------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
------------------------------------------------------------------------------------------------
Total S.A.                                                             2,400            $522,403
------------------------------------------------------------------------------------------------

Entertainment - 0.4%
------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                   68,000          $2,125,680
------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 7.1%
------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                  300,010          $9,972,332
------------------------------------------------------------------------------------------------
Equitable Resources, Inc.^                                             8,890             539,267
------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                            199,440           5,321,059
------------------------------------------------------------------------------------------------
Northwestern Corp.*                                                  331,816           9,290,848
------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                           22,700             645,134
------------------------------------------------------------------------------------------------
Questar Corp.^                                                        73,170           3,728,743
------------------------------------------------------------------------------------------------
Sempra Energy                                                        325,500          11,939,340
------------------------------------------------------------------------------------------------
                                                                                     $41,436,723
------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 4.0%
------------------------------------------------------------------------------------------------
El Paso Corp.^                                                       380,100          $3,953,040
------------------------------------------------------------------------------------------------
Enagas S.A.                                                          670,800          11,084,900
------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.^                                                 107,696           7,875,808
------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                   16,700             272,043
------------------------------------------------------------------------------------------------
                                                                                     $23,185,791
------------------------------------------------------------------------------------------------
Oil Services - 2.7%
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   66,100          $2,188,571
------------------------------------------------------------------------------------------------
Halliburton Co.                                                      199,100           7,812,684
------------------------------------------------------------------------------------------------
Noble Corp.*                                                          44,700           2,223,378
------------------------------------------------------------------------------------------------
Pride International, Inc.*                                           177,800           3,652,012
------------------------------------------------------------------------------------------------
                                                                                     $15,876,645
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           48,700          $2,083,386
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 5.8%
------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                      175,400          $9,182,190
------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                    8,220           1,564,277
------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                             229,300           5,101,925
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                 6,645,976          17,991,979
------------------------------------------------------------------------------------------------
                                                                                     $33,840,371
------------------------------------------------------------------------------------------------
Telephone Services - 16.3%
------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                               109,200          $4,165,980
------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                     209,400           7,427,418
------------------------------------------------------------------------------------------------
Citizens Communications Co.^                                         567,800           7,829,962
------------------------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile S.A., ADR^                   154,100           1,732,084
------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                  561,600          12,665,439
------------------------------------------------------------------------------------------------
France Telecom S.A.                                                   66,800           2,204,107
------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                615,900           1,912,788
------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.                                68,900           1,486,173
------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                  162,200           3,870,112
------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                             184,400           4,751,988
------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                    901,000           1,313,315
------------------------------------------------------------------------------------------------
Sprint Corp.                                                         617,000          15,332,450
------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                  1,426,764           6,302,355
------------------------------------------------------------------------------------------------
Telefonica S.A.                                                      499,800           9,382,928
------------------------------------------------------------------------------------------------
Telus Corp.                                                          167,890           5,066,846
------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)*                                            152,460           4,413,165
------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                         117,652           4,766,083
------------------------------------------------------------------------------------------------
                                                                                     $94,623,193
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 34.3%
------------------------------------------------------------------------------------------------
AES Corp.*                                                         1,065,300         $14,562,651
------------------------------------------------------------------------------------------------
AWG PLC                                                              200,500           3,156,848
------------------------------------------------------------------------------------------------
Cinergy Corp.                                                        250,400          10,424,152
------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                     195,650           8,551,862
------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR*                                              226,380           4,495,907
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                             173,410          11,746,793
------------------------------------------------------------------------------------------------
DTE Energy Co.                                                       181,700           7,836,721
------------------------------------------------------------------------------------------------
E.ON AG                                                              115,900          10,527,515
------------------------------------------------------------------------------------------------
Edison International^                                                140,300           4,493,809
------------------------------------------------------------------------------------------------
Endesa S.A.                                                           68,300           1,599,538
------------------------------------------------------------------------------------------------
Enel S.p.A.                                                          379,200           3,713,518
------------------------------------------------------------------------------------------------
Energias de Portugal S.A.                                          1,131,300           3,417,130
------------------------------------------------------------------------------------------------
Enersis S.A., ADR*                                                   627,700           5,341,727
------------------------------------------------------------------------------------------------
Entergy Corp.                                                        243,160          16,435,184
------------------------------------------------------------------------------------------------
Exelon Corp.                                                         300,100          13,225,407
------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                     34,900           1,378,899
------------------------------------------------------------------------------------------------
International Power PLC*                                             366,500           1,085,261
------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                    221,400           7,981,470
------------------------------------------------------------------------------------------------
PG&E Corp.*                                                          347,390          11,561,139
------------------------------------------------------------------------------------------------
PPL Corp.                                                            344,250          18,341,640
------------------------------------------------------------------------------------------------
Red Electrica de Espana S.A.                                          47,500           1,061,589
------------------------------------------------------------------------------------------------
Reliant Energy, Inc.*                                                 81,900           1,117,935
------------------------------------------------------------------------------------------------
RWE AG                                                                48,100           2,651,663
------------------------------------------------------------------------------------------------
SCANA Corp.^                                                          61,000           2,403,400
------------------------------------------------------------------------------------------------
Severn Trent PLC                                                     200,100           3,708,560
------------------------------------------------------------------------------------------------
Suez S.A.                                                            206,400           5,485,138
------------------------------------------------------------------------------------------------
TXU Corp.^                                                           225,660          14,568,610
------------------------------------------------------------------------------------------------
United Utilities PLC                                                  42,200             509,548
------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                            150,300           1,289,091
------------------------------------------------------------------------------------------------
Veolia Environment                                                   196,293           7,080,352
------------------------------------------------------------------------------------------------
                                                                                    $199,753,057
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $419,913,793)                                        $506,487,258
------------------------------------------------------------------------------------------------

Bonds - 6.6%
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.0601%, 2023##^^                        $677,450             $87,386
------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0%
------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                            $89,000             $96,354
------------------------------------------------------------------------------------------------

Energy - Independent - 1.0%
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                 $315,000            $344,138
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                            5,075,000           5,214,563
------------------------------------------------------------------------------------------------
                                                                                      $5,558,701
------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                    $1,887,000          $2,375,261
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.5%
------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 8.5%, 2012                                $2,080,000          $2,272,400
------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                  1,760,000           1,865,600
------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012##                                  1,550,000           1,639,125
------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                3,230,000           3,197,700
------------------------------------------------------------------------------------------------
                                                                                      $8,974,825
------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.4%
------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                          $1,810,000          $2,117,700
------------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.3%
------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                           $2,541,000          $2,903,093
------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                     3,225,000           3,603,938
------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                737,000             871,643
------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                       1,695,000           1,398,375
------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                            2,153,000           2,351,360
------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                 2,261,000           2,619,961
------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                         1,428,000           1,556,340
------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                       3,050,000           3,324,500
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                 78,000              82,485
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                               658,000             722,155
------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                       60,000              62,025
------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009*                                 16,000               2,080
------------------------------------------------------------------------------------------------
                                                                                     $19,497,955
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $37,860,226)                                           $38,708,182
------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.8%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%                                                     520            $571,761
------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.3%
------------------------------------------------------------------------------------------------
Sempra Energy, 8.5%                                                   54,500          $1,696,040
------------------------------------------------------------------------------------------------

Utilities - Electric Power - 0.4%
------------------------------------------------------------------------------------------------
AES Trust III, 6.75%                                                  52,580          $2,594,823
------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$4,079,954)                                                                           $4,862,624
------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 6.7%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   38,722,761         $38,722,761
------------------------------------------------------------------------------------------------

Repurchase Agreement - 5.9%
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05, total
to be received $34,413,279 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                $34,407,000         $34,407,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $534,983,734)                                   $623,187,825
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (7.1)%                                              (41,583,972)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $581,603,853
------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.
 ^ All or a portion of this security is on loan.
^^ Interest only security.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value, including $37,661,490 of securities
on loan (identified cost, $534,983,734)                          $623,187,825
-------------------------------------------------------------------------------------------------------
Cash                                                                    8,423
-------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $2)                            2
-------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts             31,604
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                     6,965,348
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                   1,915,717
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   1,889,084
-------------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                   38,231
-------------------------------------------------------------------------------------------------------
Other assets                                                              693
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $634,036,927
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts            $2,015,520
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                  11,501,542
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                   81,331
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         38,722,761
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                       11,949
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             570
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                      1,530
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 97,871
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $52,433,074
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $581,603,853
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $550,336,794
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies        86,225,168
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (60,780,989)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     5,822,880
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $581,603,853
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    28,513,520
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $357,651,982 / 17,492,969 shares of
  beneficial interest outstanding)                                                               $20.45
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $223,951,871 / 11,020,551 shares of
  beneficial interest outstanding)                                                               $20.32
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                       $10,361,778
-------------------------------------------------------------------------------------------------------
  Interest                                                          2,292,026
-------------------------------------------------------------------------------------------------------
  Other#                                                               38,231
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (437,247)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $12,254,788
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                   $3,068,863
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,519
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         143,567
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                    340,317
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                   34,083
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                       209,711
-------------------------------------------------------------------------------------------------------
  Printing                                                            106,115
-------------------------------------------------------------------------------------------------------
  Postage                                                                 132
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                        37,953
-------------------------------------------------------------------------------------------------------
  Legal fees                                                            8,844
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                        39,745
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $3,999,849
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (43,087)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (1,210)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $3,955,552
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $8,299,236
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                         $62,282,099
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (2,709,499)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                $59,572,600
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                     $53,022,411
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                       (1,986,840)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $51,035,571
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $110,608,171
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $118,907,407
-------------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                              $8,299,236                $5,403,514
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              59,572,600                19,021,468
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               51,035,571                57,372,652
--------------------------------------------------------------  -------------              ------------
Change in net assets from operations                             $118,907,407               $81,797,634
--------------------------------------------------------------  -------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Initial Class                                                   $(3,845,578)              $(4,416,347)
-------------------------------------------------------------------------------------------------------
  Service Class                                                    (1,567,688)               (1,213,943)
--------------------------------------------------------------  -------------              ------------
Total distributions declared to shareholders                      $(5,413,266)              $(5,630,290)
--------------------------------------------------------------  -------------              ------------
Change in net assets from series share transactions              $126,735,171               $52,074,411
--------------------------------------------------------------  -------------              ------------
Total change in net assets                                       $240,229,312              $128,241,755
--------------------------------------------------------------  -------------              ------------

NET ASSETS

At beginning of period                                           $341,374,541              $213,132,786
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $5,822,880 and $5,378,776, respectively)    $581,603,853              $341,374,541
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years, (or, if  shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. These total returns do not reflect deductions of  expenses associated with variable products. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                           YEARS ENDED 12/31
                                            ---------------------------------------------------------------------------------
                                                  2004              2003              2002              2001             2000

Net asset value, beginning of period            $15.95            $12.03            $15.94            $23.57           $24.16
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                         $0.36             $0.29             $0.31             $0.39            $0.94
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currency               4.39              3.95             (3.88)            (5.53)            0.66
---------------------------------------------  -------            ------            ------            ------           ------
Total from investment operations                 $4.75             $4.24            $(3.57)           $(5.14)           $1.60
---------------------------------------------  -------            ------            ------            ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                      $(0.25)           $(0.32)           $(0.34)           $(0.69)          $(0.26)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                   --                --                --             (1.76)           (1.93)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on
investments and foreign currency transactions       --                --                --             (0.04)              --
---------------------------------------------  -------            ------            ------            ------           ------
Total distributions declared to
shareholders                                    $(0.25)           $(0.32)           $(0.34)           $(2.49)          $(2.19)
---------------------------------------------  -------            ------            ------            ------           ------
Net asset value, end of period                  $20.45            $15.95            $12.03            $15.94           $23.57
---------------------------------------------  -------            ------            ------            ------           ------
Total return (%)&                                30.20^^           35.89            (22.76)           (24.20)            7.07
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                        0.89              0.92              0.94              0.93             0.90
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                       2.11              2.11              2.38              2.03             3.95
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 105               134               102               102              111
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)     $357,652          $243,275          $170,032          $260,749         $308,386
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                            $0.36*              $--               $--               $--              $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                        0.89*               --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                             2.11*               --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------

     *  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     #  Per share data are based on average shares outstanding.
    ##  Ratios do not reflect reductions from fees paid indirectly.
(S)(S)  As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
        December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
    ^^  The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
     &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                              YEARS ENDED 12/31                                    PERIOD
                                         --------------------------------------------------------------            ENDED
                                              2004             2003             2002               2001          12/31/00*

Net asset value, beginning of period         $15.87            $11.98           $15.90             $23.57           $22.74**
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                      $0.32             $0.24            $0.28              $0.30            $0.29
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments and foreign currency     4.36              3.95            (3.87)             (5.49)            0.54
-------------------------------------------  ------            ------           ------             ------           ------
Total from investment operations              $4.68             $4.19           $(3.59)            $(5.19)           $0.83
-------------------------------------------  ------            ------           ------             ------           ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                   $(0.23)           $(0.30)          $(0.33)            $(0.68)             $--
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
and foreign currency transactions                --                --               --              (1.76)              --
-------------------------------------------  ------            ------           ------             ------           ------
In excess of net realized gain on
investments and foreign currency
transactions                                     --                --               --              (0.04)              --
-------------------------------------------  ------            ------           ------             ------           ------
Total distributions declared to
shareholders                                 $(0.23)           $(0.30)          $(0.33)            $(2.48)             $--
-------------------------------------------  ------            ------           ------             ------           ------
Net asset value, end of period               $20.32            $15.87           $11.98             $15.90           $23.57
-------------------------------------------  ------            ------           ------             ------           ------
Total return (%)&                             29.84^^           35.57           (22.90)            (24.44)            3.65++**
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                     1.15              1.17             1.19               1.13             1.11+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                    1.87              1.79             2.20               1.73             1.85+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              105               134              102                102              111
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)  $223,952           $98,100          $43,101            $32,211           $4,127
--------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the series, the net investment income per share and the ratios would have been:

Net investment income                         $0.32***            $--              $--                $--              $--
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                     1.15***             --               --                 --               --
--------------------------------------------------------------------------------------------------------------------------
Net investment income                          1.87***             --               --                 --               --
--------------------------------------------------------------------------------------------------------------------------

     *  For the period from the inception of the Service Class shares, May 1, 2000, through December 31, 2000.
    **  The net asset value and total return previously reported as $23.19 and 1.64%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
   ***  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
     +  Annualized.
    ++  Not annualized.
     #  Per share data are based on average shares outstanding.
    ##  Ratios do not reflect reductions from fees paid indirectly.
(S)(S)  As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
    ^^  The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
     &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Utilities Series (the series) is a non-diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 89 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the- counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2004, the series' custodian fees were reduced by $5,791 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2004, the series' miscellaneous expenses were reduced by $37,296 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, defaulted bonds, wash sales, foreign capital gains tax, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                                      12/31/04        12/31/03

Distributions declared from ordinary income:        $5,413,266      $5,630,290
--------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income decreased by $2,441,866, accumulated net realized loss on investments and foreign currency transactions decreased by $2,442,240, and paid-in capital decreased by $374 due to differences between book and tax accounting for amortization and accretion on debt securities, foreign currency transactions, and foreign capital gains tax. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income          $4,113,997
              --------------------------------------------------
              Capital loss carryforward             (58,679,984)
              --------------------------------------------------
              Unrealized appreciation (depreciation) 86,108,079
              --------------------------------------------------
              Other temporary differences              (275,033)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2010.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, MFS, on July 28, 2004 transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the series accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $38,231 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $34,083, equivalent to 0.00833% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $143,214 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $51 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $527,363,238 and $414,118,255, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                   $537,084,739
      -------------------------------------------------------------
      Gross unrealized appreciation                      87,834,469
      -------------------------------------------------------------
      Gross unrealized depreciation                      (1,731,383)
      -------------------------------------------------------------
      Net unrealized appreciation (depreciation)        $86,103,086
      -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and factional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                            4,860,270        $85,737,176        7,579,044       $104,216,393
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            236,215          3,845,578          344,217          4,416,310
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (2,858,685)       (48,806,414)      (6,801,349)       (92,365,662)
----------------------------------------------------------------------------------------------------------
Net change                             2,237,800        $40,776,340        1,121,912        $16,267,041
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                            6,155,714       $108,396,221        3,304,401        $45,608,183
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             96,771          1,567,688           94,913          1,213,943
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,414,523)       (24,005,078)        (813,903)       (11,014,756)
----------------------------------------------------------------------------------------------------------
Net change                             4,837,962        $85,958,831        2,585,411        $35,807,370
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $2,120, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

      SALES
                                                                      NET
                                                                   UNREALIZED
    SETTLEMENT      CONTRACTS TO       IN EXCHANGE   CONTRACTS    APPRECIATION
       DATE       DELIVER/RECEIVE          FOR       AT VALUE    (DEPRECIATION)

1/19/05-2/14/05  EUR   32,316,364      $42,160,583  $43,782,271    $(1,621,688)
    1/12/05      GBP    8,460,659       15,809,061   16,202,125       (393,064)
                                       -----------  -----------    -----------
                                       $57,969,644  $59,984,396    $(2,014,752)
                                       ===========  ===========    ===========

   PURCHASES

    2/14/05     EUR    1,940,718       $2,598,099   $2,629,703        $31,604
    1/12/05     GBP      161,608          310,247      309,479           (768)
                                      -----------  -----------    -----------
                                       $2,899,346   $2,939,182        $30,836
                                      ===========  ===========    ===========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the US Dollar. A list of abbreviations is shown below.

    EUR = Euro
    GBP = British Pound

At December 31, 2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Utilities Series:

We have audited the accompanying statement of assets and liabilities of MFS Utilities Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Utilities Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     JP Morgan Chase Bank
MFS Fund Distributors, Inc.                                     One Chase Manhattan Place
500 Boylston Street, Boston, MA 02116-3741                      New York, NY 10081

PORTFOLIO MANAGER                                               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Maura Shaughnessy                                               Deloitte & Touche LLP
                                                                200 Berkeley Street, Boston, MA 02116

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------


A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 69.70%.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VUF-ANN-02/05 31M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) HIGH INCOME SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) HIGH INCOME SERIES

Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, some of which may involve equity features.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
EXPENSE TABLE                                      9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              22
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     27
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            34
----------------------------------------------------
TRUSTEES AND OFFICERS                             35
----------------------------------------------------
PROXY VOTING                                      38
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    38
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Bonds                          91.1%
Cash & Other Net Assets         7.8%
Stocks                          0.7%
Convertible Preferred Stocks    0.3%
Preferred Stocks                0.1%

TOP FIVE BOND INDUSTRIES*

Utilities-Electric Power                                                  8.8%
------------------------------------------------------------------------------
Gaming & Lodging                                                          5.8%
------------------------------------------------------------------------------
Telecom-Wireline                                                          5.7%
------------------------------------------------------------------------------
Chemicals                                                                 5.4%
------------------------------------------------------------------------------
Forest & Paper Products                                                   4.5%
------------------------------------------------------------------------------

CREDIT QUALITY**

BBB                                                                       2.8%
------------------------------------------------------------------------------
BB                                                                       26.8%
------------------------------------------------------------------------------
B                                                                        44.4%
------------------------------------------------------------------------------
CCC                                                                      13.9%
------------------------------------------------------------------------------
CC                                                                        2.1%
------------------------------------------------------------------------------
D                                                                         0.4%
------------------------------------------------------------------------------
Not Rated                                                                 0.7%
------------------------------------------------------------------------------
Equity                                                                    1.1%
------------------------------------------------------------------------------
Other                                                                     7.8%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration                                                     4.3 Years
------------------------------------------------------------------------------
Average Life                                                         7.8 Years
------------------------------------------------------------------------------
Average Maturity***                                                  8.3 Years
------------------------------------------------------------------------------
Average Quality                                                              B
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

  *For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 **Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's it will be based on the rating assigned by Fitch, Inc.

***The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, Initial Class shares of the MFS VIT - High Income Series provided a total return of 9.15% and Service Class shares returned 8.82%. Both share classes underperformed the return of 11.13% for the series' benchmark, the Lehman Brothers High Yield Index. The investment objective of the series is to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities, some of which may involve equity features. The series invests, under normal market conditions, at least 80% of its net assets in high income fixed income securities and generally consist of lower-rated bonds.

MARKET ENVIRONMENT

In 2004, many measures of economic growth, including employment, corporate spending, and earnings growth continued to improve, though some negative factors put a drag on the U.S. stock market. Record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment were among the issues, which, in our view dampened U.S. markets. The U.S. Federal Reserve Board raised interest rates five times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds which were underweight.

DETRACTORS FROM PERFORMANCE

The portfolio's underperformance was attributable in part to our underweighted positions in the more speculative lower-rated sectors of the high yield market, which generated above-average returns in 2004. Several specific holdings also detracted from relative performance, including Dobson Communications, a regional wireless services provider, Allied Waste, and poor-performing textile manufacturer Westpoint Stevens.*

CONTRIBUTORS TO PERFORMANCE

The portfolio's relative performance was helped by several individual holdings that performed well during the period, including Safilo Capital International, a maker of corrective eyewear and sunglasses, chemical company Rhodia, Texas energy company El Paso Energy Corp., retail energy firm Mirant Americas*, and agricultural company IMC Global.

    Respectively,

/s/ John Addeo                                        /s/ Scott Richards

    John Addeo                                            Scott Richards
    Portfolio Manager                                     Portfolio Manager

*Issue was not held in the portfolio at the end of the period.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
-------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2004. Index information is from August 1, 1995.

               VIT High Income     Lipper High         Lehman Brothers
                  Series            Yield Bond           High Yield
              - Initial Class         Index               Index
-----------------------------------------------------------------------
7/95             $10,000             $10,000             $10,000
12/95             10,525              10,418              10,469
12/96             11,767              11,770              11,658
12/97             13,370              13,321              13,146
12/98             13,346              13,311              13,391
12/99             14,206              13,947              13,711
12/00             13,258              12,592              12,908
12/01             13,533              12,462              13,589
12/02             13,880              12,162              13,398
12/03             16,372              15,367              17,200
12/04             17,870              16,955              19,203


TOTAL RETURNS

--------------
Average annual
--------------

                           Class
     Share class      inception date      1-yr      3-yr      5-yr     Life*
  ----------------------------------------------------------------------------
       Initial            7/26/95          9.15%     9.71%     4.70%     6.35%
  ----------------------------------------------------------------------------
       Service            5/01/00          8.82%     9.44%     4.49%     6.24%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmarks
  ----------------------------------------------------------------------------
  Lipper High Yield Bond Index+           10.33%    10.81%     3.98%     5.77%
  ----------------------------------------------------------------------------
  Lehman Brothers High Yield Index#       11.13%    12.22%     6.97%     7.17%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                          1-yr      3-yr      5-yr     Life*
  ----------------------------------------------------------------------------
       Initial                             9.15%    32.05%    25.79%    78.70%
  ----------------------------------------------------------------------------
       Service                             8.82%    31.06%    24.55%    76.94%
  ----------------------------------------------------------------------------


* For the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2004. Index information is from
  August 1, 1995.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers High Yield Index - measures the universe of non-investment grade, fixed rate debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded. Lipper High Yield Bond Index - measures the 30 largest retail mutual funds in the Lipper High Yield Category.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.87%      $1,000         $1,088          $4.58
Initial   ----------------------------------------------------------------------
          Hypothetical*    0.87%      $1,000         $1,021          $4.43
--------------------------------------------------------------------------------
          Actual           1.12%      $1,000         $1,087          $5.89
Service   ----------------------------------------------------------------------
          Hypothetical*    1.12%      $1,000         $1,020          $5.70
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds -89.4%
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ISSUER                                                               PAR AMOUNT          $ VALUE
------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.7%
------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                          $1,900,000        $1,966,500
------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                     765,000           857,756
------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                     2,400,000         2,454,000
------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                      830,000           868,388
------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                              2,080,000         1,986,400
------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                         760,000           820,800
------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                           990,000         1,046,925
------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013                                             1,300,000         1,337,375
------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009              3,305,000         3,090,175
------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                        775,000           813,750
------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                   675,000           722,250
------------------------------------------------------------------------------------------------
                                                                                     $15,964,319
------------------------------------------------------------------------------------------------
Aerospace - 1.6%
------------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013##                           EUR 50,000           $78,053
------------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                        $1,105,000         1,212,737
------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                     1,565,000         1,635,425
------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                            1,645,000         1,710,800
------------------------------------------------------------------------------------------------
K&F Acquisition, Inc., 7.75%, 2014##                                   335,000           345,888
------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., 8.25%, 2014##                            555,000           599,400
------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                  1,130,000         1,211,925
------------------------------------------------------------------------------------------------
                                                                                      $6,794,228
------------------------------------------------------------------------------------------------
Airlines - 0.4%
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                $389,187          $329,780
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                               278,801           227,640
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                               703,192           614,499
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                               804,790           679,571
------------------------------------------------------------------------------------------------
                                                                                      $1,851,490
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                        $1,230,000        $1,291,500
------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 1.6%
------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.0996%, 2045##                                     $906,493          $756,654
------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                             74,078               370
------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                        290,000           246,355
------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.005%, 2029                             1,366,658         1,434,713
------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                    550,000           555,847
------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.75%, 2030##                                                          630,000           602,876
------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                 846,250           821,078
------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                  750,000           638,563
------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp.,
6.75%, 2032                                                            750,000           710,340
------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 7.5117%, 2033##                  525,000           583,058
------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.6527%,
2034##                                                                 704,000           788,465
------------------------------------------------------------------------------------------------
                                                                                      $7,138,319
------------------------------------------------------------------------------------------------

Automotive - 2.1%
------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                     $1,215,000        $1,266,637
------------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                                 1,685,000         1,680,788
------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                             385,000           319,550
------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                           635,000           603,250
------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                             1,520,000         1,630,200
------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                   1,408,000         1,633,280
------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                        224,000           269,920
------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                 595,000           702,100
------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 8.625%, 2014##                               375,000           390,000
------------------------------------------------------------------------------------------------
Visteon Corp., 7%, 2014                                                825,000           787,875
------------------------------------------------------------------------------------------------
                                                                                      $9,283,600
------------------------------------------------------------------------------------------------
Basic Industry - 0.1%
------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                $605,000          $589,875
------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 4.1%
------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                         $500,000          $516,250
------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                     2,890,000         3,160,938
------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                      935,000           963,050
------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                1,560,000         1,661,400
------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                           5,275,000         4,576,063
------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                            3,135,000         2,672,588
------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                           510,000           538,050
------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                             455,000           607,425
------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                             310,000           413,850
------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                     1,000,000         1,310,000
------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                     875,000           878,281
------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                      395,000           424,625
------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                        210,000           233,100
------------------------------------------------------------------------------------------------
                                                                                     $17,955,620
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                $785,000          $859,575
------------------------------------------------------------------------------------------------

Building - 1.1%
------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                  $1,880,000        $1,896,450
------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                       1,075,000         1,236,250
------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                     395,000           438,450
------------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                           1,195,000         1,248,775
------------------------------------------------------------------------------------------------
                                                                                      $4,819,925
------------------------------------------------------------------------------------------------
Business Services - 1.7%
------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                   $1,510,000        $1,604,375
------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                       550,000           558,250
------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                1,250,000         1,284,375
------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                   1,930,000         1,963,775
------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                            1,860,000         2,041,350
------------------------------------------------------------------------------------------------
                                                                                      $7,452,125
------------------------------------------------------------------------------------------------

Chemicals - 5.3%
------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                         $725,000          $826,500
------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                            975,000         1,060,313
------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                    695,000           783,613
------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##               1,375,000           941,875
------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##                   530,000           367,025
------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                 1,880,000         2,180,800
------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                          1,175,000         1,213,188
------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                            1,662,000         1,749,255
------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                             860,000           862,150
------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                      1,280,000         1,600,000
------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                      1,304,000           834,560
------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                            EUR 45,000            65,676
------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                     $720,000           781,200
------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                 1,360,000         1,615,000
------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                 350,000           378,000
------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                370,000           406,075
------------------------------------------------------------------------------------------------
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014                   764,000           565,360
------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                     1,185,000         1,256,100
------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                       885,000           962,437
------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                            2,645,000         2,664,837
------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                        775,000           891,250
------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                         645,000           669,187
------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                     245,000           262,456
------------------------------------------------------------------------------------------------
                                                                                     $22,936,857
------------------------------------------------------------------------------------------------
Conglomerates - 0.5%
------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                        $1,090,000        $1,205,813
------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                1,060,000         1,150,100
------------------------------------------------------------------------------------------------
                                                                                      $2,355,913
------------------------------------------------------------------------------------------------
Construction - 1.1%
------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                         $1,485,000        $1,661,344
------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                  400,000           428,000
------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                245,000           246,837
------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015##                              835,000           828,737
------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                  1,500,000         1,578,750
------------------------------------------------------------------------------------------------
                                                                                      $4,743,668
------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.5%
------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                            $330,000          $366,300
------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                               435,000           464,906
------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                           335,000           358,450
------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                          976,000           979,660
------------------------------------------------------------------------------------------------
                                                                                      $2,169,316
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.3%
------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                  $930,000          $992,775
------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                  720,000           732,600
------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                     740,000           695,600
------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                             1,110,000         1,215,450
------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                  600,000           579,000
------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                         1,500,000         1,338,750
------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                EUR 1,940,000         2,673,715
------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                       $1,125,000         1,217,812
------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                    850,000           705,500
------------------------------------------------------------------------------------------------
                                                                                     $10,151,202
------------------------------------------------------------------------------------------------
Containers - 2.4%
------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                              $160,000          $182,400
------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                          2,775,000         3,281,438
------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                            1,155,000         1,284,938
------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                     705,000           765,806
------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                      600,000           676,500
------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                    1,965,000         2,161,500
------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                       425,000           442,000
------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                 540,000           607,500
------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                              1,093,000         1,061,560
------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                              145,000           133,944
------------------------------------------------------------------------------------------------
                                                                                     $10,597,586
------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                     $1,275,000        $1,313,250
------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 5.875%, 2015##                      900,000           897,750
------------------------------------------------------------------------------------------------
                                                                                      $2,211,000
------------------------------------------------------------------------------------------------
Electronics - 0.5%
------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                          $1,930,000        $1,978,250
------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                               155,000           161,587
------------------------------------------------------------------------------------------------
                                                                                      $2,139,837
------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.4%
------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                           $530,000          $626,725
------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                          1,000,000         1,170,000
------------------------------------------------------------------------------------------------
                                                                                      $1,796,725
------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.7%
------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                  $406,657          $415,807
------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                             1,217,000         1,283,935
------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                       691,000           798,105
------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                              408,000           669,242
------------------------------------------------------------------------------------------------
                                                                                      $3,167,089
------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
------------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                   $1,145,000        $1,162,175
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                720,000           779,400
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                    1,285,000         1,368,525
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                665,000           683,288
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                1,720,000         1,801,700
------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                   665,000           739,813
------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                    200,000           201,000
------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                               390,000           412,425
------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                      855,000           931,950
------------------------------------------------------------------------------------------------
                                                                                      $8,080,276
------------------------------------------------------------------------------------------------
Entertainment - 1.4%
------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                   $759,000          $784,616
------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                              1,465,000         1,618,825
------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010                                 610,000           651,175
------------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013##                                          335,000           356,356
------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                       1,140,000         1,234,050
------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                         1,555,000         1,578,325
------------------------------------------------------------------------------------------------
                                                                                      $6,223,347
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.4%
------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                $1,765,000        $1,941,500
------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                             480,000           427,200
------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                          750,000           791,250
------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                            905,000         1,018,125
------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                       340,000           362,950
------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011##                                     880,000           939,400
------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                         EUR 475,000           681,991
------------------------------------------------------------------------------------------------
                                                                                      $6,162,416
------------------------------------------------------------------------------------------------
Forest & Paper Products - 4.4%
------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                             $1,870,000        $2,026,613
------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                               1,635,000         1,773,975
------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 13.125%, 2006*                        95,000            64,125
------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 13.5%, 2008*                          37,000            24,790
------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 13.75%, 2009##*                    1,635,000         1,095,450
------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                  3,335,000         3,885,275
------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                    1,385,000         1,575,438
------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                 1,035,000         1,128,150
------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009                                       960,000         1,017,600
------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                   1,360,000         1,516,400
------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                    1,020,000         1,086,300
------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                1,730,000         1,855,425
------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                  615,000           641,137
------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                  1,170,000         1,246,050
------------------------------------------------------------------------------------------------
                                                                                     $18,936,728
------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.7%
------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                           $1,120,000        $1,234,800
------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                       1,940,000         2,032,150
------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                              545,000           617,212
------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                            2,195,000         2,535,225
------------------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                                        150,000           151,875
------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                    2,740,000         3,204,222
------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                       1,030,000         1,100,813
------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                   1,175,000         1,198,500
------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                           580,000           659,750
------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                       2,085,000         2,350,837
------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                       1,010,000           992,325
------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                    955,000         1,112,575
------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                360,000           392,400
------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                              700,000           743,750
------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                            1,025,000         1,109,562
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                           1,020,000         1,101,600
------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                  285,000           289,987
------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012              2,420,000         2,764,850
------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                    1,230,000         1,263,825
------------------------------------------------------------------------------------------------
                                                                                     $24,856,258
------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
------------------------------------------------------------------------------------------------
Medcath Holdings Corp., 9.875%, 2012##                                $345,000          $374,325
------------------------------------------------------------------------------------------------

Industrial - 3.0%
------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                             $1,695,000        $1,915,350
------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                 1,115,000         1,226,500
------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                    520,000           520,000
------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                     1,395,000         1,558,913
------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013            2,950,000         2,551,750
------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                   1,255,000         1,330,300
------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                950,000         1,073,500
------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                             1,115,000         1,159,600
------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                1,680,000         1,680,000
------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                     190,000           210,900
------------------------------------------------------------------------------------------------
                                                                                     $13,226,813
------------------------------------------------------------------------------------------------
Machinery & Tools - 2.5%
------------------------------------------------------------------------------------------------
AGCO Corp., 6.875%, 2014                                           EUR 500,000          $717,885
------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                               $120,000           117,900
------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                1,035,000         1,151,438
------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                    1,115,000         1,204,200
------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                        1,065,000         1,192,800
------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                               EUR 1,070,000         1,630,479
------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                      $266,000           305,900
------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                             530,000           593,600
------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                               545,000           611,762
------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                              700,000           750,750
------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                       735,000           716,625
------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                      905,000           886,900
------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                         885,000           827,475
------------------------------------------------------------------------------------------------
                                                                                     $10,707,714
------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.6%
------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                $1,195,000        $1,335,413
------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%, 2014##                              840,000           900,900
------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##                     955,000           593,294
------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                        645,000           657,900
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                  1,324,000         1,469,640
------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                              3,370,000         3,712,058
------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                              1,165,000         1,169,717
------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                          2,100,000         2,121,000
------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                   1,320,000         1,221,000
------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                               1,150,000         1,253,500
------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                    940,000         1,088,050
------------------------------------------------------------------------------------------------
                                                                                     $15,522,472
------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%
------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                    $895,000          $953,175
------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                                 108,343            92,091
------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                1,065,000         1,134,225
------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 9%, 2014##                                       235,000           244,400
------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                          881,000         1,088,035
------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                    915,000         1,017,937
------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                     815,000           882,237
------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                   1,110,000         1,104,450
------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                    1,360,000         1,380,400
------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##                        EUR 385,000           584,060
------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.5%, 2009                                      $600,000           657,000
------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                          389,000           443,460
------------------------------------------------------------------------------------------------
                                                                                      $9,581,470
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                  $1,325,000        $1,444,250
------------------------------------------------------------------------------------------------
Inergy LP, 6.875%, 2014##                                              410,000           412,050
------------------------------------------------------------------------------------------------
                                                                                      $1,856,300
------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.4%
------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                      $1,920,000        $2,416,800
------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                   1,385,000         1,516,575
------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                       2,745,000         2,775,881
------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                    2,185,000         2,288,788
------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                          573,000           614,156
------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 5.6%, 2014##                        1,158,000         1,168,271
------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                            815,000           827,225
------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                    2,700,000         2,949,750
------------------------------------------------------------------------------------------------
                                                                                     $14,557,446
------------------------------------------------------------------------------------------------
Oil Services - 1.7%
------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                           $725,000          $793,875
------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                               1,175,000         1,239,625
------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                     1,395,000         1,551,938
------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125%, 2014##                       710,000           713,550
------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                    710,000           731,300
------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                             1,000,000         1,140,000
------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014                                730,000           797,525
------------------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                                 215,000           235,425
------------------------------------------------------------------------------------------------
                                                                                      $7,203,238
------------------------------------------------------------------------------------------------
Oils - 0.3%
------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                           $1,060,000        $1,168,650
------------------------------------------------------------------------------------------------

Pollution Control - 0.5%
------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                        $1,095,000        $1,073,100
------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                       1,145,000         1,173,625
------------------------------------------------------------------------------------------------
                                                                                      $2,246,725
------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.3%
------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                  $1,282,000        $1,273,988
------------------------------------------------------------------------------------------------

Printing & Publishing - 2.6%
------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                            $560,000          $520,800
------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                      975,000         1,188,281
------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                       767,000           883,968
------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                              4,115,000         3,225,131
------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                       132,000           155,760
------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                     695,000           761,025
------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                      EUR 955,000         1,332,354
------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                         $700,000           768,250
------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                  1,210,000         1,240,250
------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                1,380,000         1,361,025
------------------------------------------------------------------------------------------------
                                                                                     $11,436,844
------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                        $1,460,000        $1,533,000
------------------------------------------------------------------------------------------------

Restaurants - 0.1%
------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                    $305,000          $315,675
------------------------------------------------------------------------------------------------

Retailers - 2.3%
------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                       $2,240,000        $2,402,400
------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                   1,320,000         1,534,500
------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                       765,000           696,150
------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                              1,075,000         1,161,000
------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                             410,000           449,975
------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                          2,360,000         2,383,600
------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                 1,127,000         1,150,949
------------------------------------------------------------------------------------------------
                                                                                      $9,778,574
------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                        $1,930,000        $2,108,525
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 4.4%
------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                     $552,000          $649,980
------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                      1,144,000         1,241,240
------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                      38,000            40,185
------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                                   760,000           777,100
------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                      555,000           588,300
------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                       1,445,000         1,622,013
------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                         1,075,000         1,155,625
------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011##                          300,000           309,750
------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                              545,000           382,863
------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32%, 2012##                                          155,000           156,163
------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                        870,000           989,625
------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                            5,135,000         5,648,500
------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012##                                      265,000           280,237
------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                    610,000           603,900
------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                    570,000           601,350
------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                   1,060,000         1,078,550
------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012                                      265,000           280,237
------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                        1,125,000         1,268,437
------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                1,125,000         1,262,812
------------------------------------------------------------------------------------------------
                                                                                     $18,936,867
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.9%
------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                              $2,248,000        $2,588,010
------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                  1,375,000         1,392,188
------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                             2,116,000         2,475,720
------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                               565,000           569,238
------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                      1,285,000         1,419,925
------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                               1,170,000         1,170,000
------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                890,000           911,137
------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                              1,290,000         1,335,150
------------------------------------------------------------------------------------------------
MCI, Inc., 8.735%, 2014                                                120,000           129,000
------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                             1,715,000         1,680,700
------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                          1,650,000         1,790,250
------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012##                                          1,725,000         1,992,375
------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                  5,050,000         6,072,625
------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                      855,000           840,037
------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                      1,295,000         1,320,900
------------------------------------------------------------------------------------------------
                                                                                     $25,687,255
------------------------------------------------------------------------------------------------
Tire & Rubber - 0%
------------------------------------------------------------------------------------------------
Cooper-Standard Automotive Group, 8.375%, 2014##                      $155,000          $154,613
------------------------------------------------------------------------------------------------

Tobacco - 0.2%
------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                   $1,025,000        $1,053,187
------------------------------------------------------------------------------------------------

Transportation - Services - 0.5%
------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                    $680,000          $717,400
------------------------------------------------------------------------------------------------
Stena AB, 9.625%, 2012                                                 365,000           412,450
------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016##                                                   928,000           918,720
------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                          195,000           227,662
------------------------------------------------------------------------------------------------
                                                                                      $2,276,232
------------------------------------------------------------------------------------------------

Utilities - Electric Power - 8.6%
------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                            $2,735,000        $3,107,644
------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                  650,000           744,250
------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                       1,535,000         1,715,363
------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                         1,075,000         1,221,469
------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                              780,000           639,600
------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                         3,075,000         2,536,875
------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                1,126,000         1,255,876
------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                              1,240,000         1,354,244
------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                1,355,000         1,514,213
------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                    455,000           437,938
------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.73%, 2009                                   1,200,000         1,290,000
------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                   1,285,000         1,489,009
------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                       2,095,000         2,276,155
------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                        600,000           685,190
------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                  650,000           682,500
------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                  2,240,000         2,542,400
------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                740,000           923,150
------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                         2,080,000         2,267,200
------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012                                           225,000           237,937
------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                       730,000           735,475
------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                     960,000           982,052
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                  850,000           898,875
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                 600,000           658,500
------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                            415,000           483,889
------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                      510,000           506,813
------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                   865,000           964,475
------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012                                  560,000           584,500
------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                 720,000           813,600
------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014##                                             2,150,000         2,135,831
------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7%, 2012                                            475,000           518,937
------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                      1,120,000         1,157,800
------------------------------------------------------------------------------------------------
                                                                                     $37,361,760
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $369,696,851)                                         $388,890,467
------------------------------------------------------------------------------------------------

Stocks - 0.7%
------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES           $ VALUE
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                       539           $45,114
------------------------------------------------------------------------------------------------

Automotive - 0.3%
------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                          16,300        $1,345,565
------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.3%
------------------------------------------------------------------------------------------------
NTL, Inc.*                                                               2,399          $175,031
------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                  56,817           998,843
------------------------------------------------------------------------------------------------
                                                                                      $1,173,874
------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.1%
------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                       14,700          $472,458
------------------------------------------------------------------------------------------------

Specialty Chemicals - 0%
------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                   18              $671
------------------------------------------------------------------------------------------------

Telephone Services - 0%
------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                     1,752            $5,055
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,979,331)                                            $3,042,737
------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.3%
------------------------------------------------------------------------------------------------
Automotive - 0.3%
------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                   24,130        $1,273,823
------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%*                                 28             2,149
------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$1,265,562)                                                                           $1,275,972
------------------------------------------------------------------------------------------------

Preferred Stocks - 0.1%
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                   1,995          $182,542
------------------------------------------------------------------------------------------------

Real Estate - 0%
------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%                                             1,200           $33,144
------------------------------------------------------------------------------------------------

Telephone Services - 0%
------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                          5               $20
------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $227,223)                                      $215,706
------------------------------------------------------------------------------------------------

Warrants - 0%
------------------------------------------------------------------------------------------------

                                                          STRIKE            FIRST
ISSUER                                                     PRICE         EXERCISE             SHARES           $ VALUE
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business
Services)*                                                 $0.14         01/28/97                100                $0
----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business
Services)*                                                  0.14         01/28/97                200                 0
----------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                0.01         05/25/00                110                 1
----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*            52.00                                  29                54
----------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*             20.78                                 507               304
----------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Advertising &
Broadcasting)*                                             45.24         09/16/00                175            14,875
----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone
Services)*                                                  6.25         05/27/03                253               182
----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone
Services)*                                                  7.50         05/27/03                189                95
----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone
Services)*                                                 10.00         05/27/03                189                74
----------------------------------------------------------------------------------------------------------------------

Total Warrants (Identified Cost, $89,402)                                                $15,585
------------------------------------------------------------------------------------------------

Repurchase Agreement - 8.0%
------------------------------------------------------------------------------------------------
ISSUER                                                              PAR AMOUNT           $ VALUE
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 01/03/05,
total to be received $34,941,376 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                           $34,935,000       $34,935,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $409,193,369)(+)                                $428,375,467
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                  6,433,202
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $434,808,669
------------------------------------------------------------------------------------------------
  * Non-income producing security.
  # Payment-in-kind security.
 ## SEC Rule 144A restriction.
(+) As of December 31, 2004, the series had 1 security representing $45,114 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the
U.S. dollar. A list of abbreviations is shown below.

    EUR = Euro
    SEK = Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value (identified cost, $409,193,369)            $428,375,467
-------------------------------------------------------------------------------------------------------
Cash                                                                      412
-------------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts             14,608
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                       280,947
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                     571,658
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   7,123,813
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     60,142
-------------------------------------------------------------------------------------------------------
Other assets                                                              197
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $436,427,244
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts              $343,159
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   1,072,416
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                   99,996
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                        8,944
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                             486
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                        380
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                      214
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 92,980
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $1,618,575
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $434,808,669
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $402,435,983
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies        18,857,041
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                     (13,879,830)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    27,395,475
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $434,808,669
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    41,984,172
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $379,246,288 / 36,584,495 shares of
  beneficial interest outstanding)                                                               $10.37
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $55,562,381 / 5,399,677 shares of
  beneficial interest outstanding)                                                               $10.29
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Interest                                                        $30,145,202
-------------------------------------------------------------------------------------------------------
  Dividends                                                            96,248
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                 (929)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $30,240,521
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                   $2,927,310
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                               10,559
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         136,879
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                    120,399
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                   34,550
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                       138,079
-------------------------------------------------------------------------------------------------------
  Printing                                                             27,839
-------------------------------------------------------------------------------------------------------
  Postage                                                                  92
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                        48,883
-------------------------------------------------------------------------------------------------------
  Legal fees                                                           29,170
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                        15,297
-------------------------------------------------------------------------------------------------------
  Reimbursement of expenses to investment adviser                     100,217
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $3,589,274
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (7,405)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $3,581,869
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $26,658,652
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                          $5,789,998
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (562,629)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                 $5,227,369
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                      $2,528,068
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         (154,270)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                         $2,373,798
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $7,601,167
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $34,259,819
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                             $26,658,652               $17,901,725
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               5,227,369                 1,116,955
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                2,373,798                22,577,490
--------------------------------------------------------------  -------------              ------------
Change in net assets from operations                              $34,259,819               $41,596,170
--------------------------------------------------------------  -------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Initial Class                                                  $(16,152,927)              $(8,010,102)
-------------------------------------------------------------------------------------------------------
  Service Class                                                    (2,136,379)               (1,037,982)
--------------------------------------------------------------  -------------              ------------
Total distributions declared to shareholders                     $(18,289,306)              $(9,048,084)
--------------------------------------------------------------  -------------              ------------
Change in net assets from series share transactions               $58,638,276              $189,749,982
--------------------------------------------------------------  -------------              ------------
Total change in net assets                                        $74,608,789               $22,298,068
--------------------------------------------------------------  -------------              ------------

NET ASSETS

At beginning of period                                           $360,199,880              $137,901,812
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $27,395,475 and $18,190,192, respectively)  $434,808,669              $360,199,880
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                            YEARS ENDED 12/31
                                              -------------------------------------------------------------------------------
                                                     2004               2003             2002            2001            2000

Net asset value, beginning of period                $9.97              $8.81            $9.22           $9.84          $11.49
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                            $0.68              $0.68            $0.73           $0.90           $1.05
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                     0.19               0.87            (0.50)          (0.68)          (1.75)
------------------------------------------------  -------             ------           ------          ------          ------
Total from investment operations                    $0.87              $1.55            $0.23           $0.22          $(0.70)
------------------------------------------------  -------             ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                         $(0.47)            $(0.39)          $(0.64)         $(0.84)         $(0.95)
------------------------------------------------  -------             ------           ------          ------          ------
Net asset value, end of period                     $10.37              $9.97            $8.81           $9.22           $9.84
------------------------------------------------  -------             ------           ------          ------          ------
Total return (%)&                                    9.15              17.96             2.56            2.07           (6.67)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                           0.89               0.90             0.90            0.91            0.95
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          6.86               7.23             8.32            9.53            9.79
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     63                 82               68              64              70
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $379,246           $319,245         $120,711         $84,515         $62,113
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses," which are defined as the series' operating expenses, exclusive of management and distribution fees such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on
    October 28, 2004, the date all expenses previously borne by MFS under the agreement had been paid by the series. Prior to May 1, 2000 this fee was not greater than 0.25% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the series for its proportional share of Independent
    Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                         $0.68^             $0.68^           $0.73^          $0.89           $1.05^
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           0.86               0.89             0.88            1.01            0.99
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          6.83               7.24             8.34            9.43            9.75
-----------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     ^  The reimbursement impact per share amount was less than $0.01.
(S)(S)  As required, effective January 1, 2001, the series has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
        December 31, 2001 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of the change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.04%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                 YEARS ENDED 12/31                                PERIOD
                                              ---------------------------------------------------------           ENDED
                                                   2004            2003            2002            2001         12/31/00*

Net asset value, beginning of period               $9.91           $8.77           $9.20           $9.86            $10.56
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                           $0.65           $0.65           $0.70           $0.71             $0.80
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                    0.19            0.88           (0.49)          (0.54)            (1.50)
------------------------------------------------  ------          ------          ------          ------            ------
Total from investment operations                   $0.84           $1.53           $0.21           $0.17            $(0.70)
------------------------------------------------  ------          ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                        $(0.46)         $(0.39)         $(0.64)         $(0.83)              $--
------------------------------------------------  ------          ------          ------          ------            ------
Net asset value, end of period                    $10.29           $9.91           $8.77           $9.20             $9.86
------------------------------------------------  ------          ------          ------          ------            ------
Total return (%)&                                   8.82           17.70            2.33            1.62             (6.63)++^^
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.14            1.15            1.15            1.11              1.15+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         6.62            6.99            8.16            8.97             10.50+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    63              82              68              64                70
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $55,562         $40,955         $17,190          $3,182                $0+++
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses," which are defined as the series' operating expenses, exclusive of management and distribution fees such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on
    October 28, 2004, the date all expenses previously borne by MFS under the agreement had been paid by the series. In addition, effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                        $0.65^          $0.65^          $0.70^          $0.70             $0.82
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.11            1.14            1.13            1.21              1.19+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         6.59            7.00            8.18            8.87             10.46+
--------------------------------------------------------------------------------------------------------------------------

     *  For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
     +  Annualized.
    ++  Not annualized.
   +++  Service Class net assets were less than $500.
     #  Per share data are based on average shares outstanding.
    ##  Ratios do not reflect reductions from fees paid indirectly.
     ^  The reimbursement impact per share amount was less than $0.01.
    ^^  The total return previously reported as (6.48)% has been revised to reflect the net asset value from the day prior to the class' inception date. The total return previously reported was from inception date, the date the share class was first available to public shareholders.
(S)(S)  As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
        December 31, 2001 was to increase net investment income per share, and decrease net realized and unrealized gains and losses per share. The impact of the change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.04%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Income Series (the series) is a diversified series of MFS Variable Insurance Trust (trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 40 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:
                                                      12/31/04        12/31/03

Distributions declared from ordinary income:       $18,289,306      $9,048,084
--------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income increased by $835,937, accumulated net realized loss on investments and foreign currency transactions increased by $835,936, and paid-in capital decreased by $1 due to differences between book and tax accounting for foreign currency transactions, defaulted bonds and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income         $27,314,965
              --------------------------------------------------
              Capital loss carryforward             (11,058,595)
              --------------------------------------------------
              Unrealized appreciation (depreciation) 16,363,595
              --------------------------------------------------
              Other temporary differences              (247,279)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

              EXPIRATION DATE

              December 31, 2009                     $(2,170,077)
              --------------------------------------------------
              December 31, 2010                      (8,888,518)
              --------------------------------------------------
              Total                                $(11,058,595)
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and distribution fees, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' other expenses during the series' fiscal year, and the series' paying MFS a reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on October 28, 2004, the date all expenses previously borne by MFS under the agreement had been paid by the series.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees.

Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $34,550 equivalent to 0.0088% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $136,599 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $146 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $281,322,332 and $227,096,532, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

       Aggregate cost                                   $412,015,366
       -------------------------------------------------------------
       Gross unrealized appreciation                     $18,277,427
       -------------------------------------------------------------
       Gross unrealized depreciation                      (1,917,326)
       -------------------------------------------------------------
       Net unrealized appreciation (depreciation)        $16,360,101
       -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                       Year ended 12/31/04                  Year ended 12/31/03
                                    SHARES            AMOUNT             SHARES             AMOUNT

INITIAL CLASS SHARES

Shares sold                         11,628,103       $115,946,616        30,010,969        $277,503,433
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions     1,689,637         16,152,927           883,142           8,010,100
----------------------------------------------------------------------------------------------------------
Shares reacquired                   (8,762,515)       (85,926,955)      (12,564,858)       (115,800,491)
----------------------------------------------------------------------------------------------------------
Net change                           4,555,225        $46,172,588        18,329,253        $169,713,042
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                          1,515,983        $14,978,014         2,281,759         $21,038,333
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in
reinvestment of distributions          224,634          2,136,273           114,948           1,037,975
----------------------------------------------------------------------------------------------------------
Shares reacquired                     (475,551)        (4,648,599)         (221,810)         (2,039,368)
----------------------------------------------------------------------------------------------------------
Net change                           1,265,066        $12,465,688         2,174,897         $20,036,940
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $2,961, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

    SALES
                                                                     NET
                                                                  UNREALIZED
SETTLEMENT         CONTRACTS TO                     CONTRACTS    APPRECIATION
   DATE          DELIVER/RECEIVE   IN EXCHANGE FOR   AT VALUE   (DEPRECIATION)

1/19/05-2/14/05  EUR    5,803,401       $7,520,036  $7,863,195      $(343,159)
                                        ==========  ==========      =========

   PURCHASES

        2/14/05  EUR      721,375         $965,360    $977,475        $12,115
        2/14/05  SEK      360,522           51,672      54,165          2,493
                                        ----------  ----------      ---------
                                        $1,017,032  $1,031,640        $14,608
                                        ==========  ==========      =========

At December 31, 2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS High Income Series:

We have audited the accompanying statement of assets and liabilities of MFS High Income Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS High Income Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             JP Morgan Chase Bank
MFS Fund Distributors, Inc.                             One Chase Manhattan Place
500 Boylston Street, Boston, MA 02116-3741              New York, NY 10081

PORTFOLIO MANAGERS                                      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
John Addeo                                              Deloitte & Touche LLP
Scott Richards                                          200 Berkeley Street, Boston, MA 02116

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VHI-ANN-02/05 16M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/04

[graphic omitted]

MFS(R) BOND SERIES

A path for pursuing opportunity

                                                              M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) BOND SERIES

Objective: Seeks primarily to provide as high a level of current income as is believed to be consistent with prudent investment risk and secondarily to protect shareholders' capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
EXPENSE TABLE                                     10
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     24
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            30
----------------------------------------------------
TRUSTEES AND OFFICERS                             31
----------------------------------------------------
PROXY VOTING                                      34
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    34
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

   o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

   o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

   o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

   o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

   o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

   o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

January 14, 2005

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert
    L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

Bonds                          93.0%
Cash & Other Net Assets         7.0%

MARKET SECTORS*

High Grade Corporates                                                    52.9%
------------------------------------------------------------------------------
High Yield Corporates                                                    10.9%
------------------------------------------------------------------------------
Cash & Other Net Assets                                                   7.0%
------------------------------------------------------------------------------
Commercial Mortgage Backed                                                6.7%
------------------------------------------------------------------------------
Mortgage Backed                                                           5.9%
------------------------------------------------------------------------------
U.S. Government Agencies                                                  4.4%
------------------------------------------------------------------------------
Emerging Markets Debt                                                     4.4%
------------------------------------------------------------------------------
U.S. Treasuries                                                           3.8%
------------------------------------------------------------------------------
Asset Backed                                                              2.8%
------------------------------------------------------------------------------
International Sovereigns                                                  1.2%
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      22.8%
------------------------------------------------------------------------------
AA                                                                        3.8%
------------------------------------------------------------------------------
A                                                                        12.3%
------------------------------------------------------------------------------
BBB                                                                      38.2%
------------------------------------------------------------------------------
BB                                                                       14.2%
------------------------------------------------------------------------------
B                                                                         3.9%
------------------------------------------------------------------------------
Other                                                                     4.8%
------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration                                                           5.0
------------------------------------------------------------------------------
Average Life                                                           8.8 Yrs
------------------------------------------------------------------------------
Average Maturity***                                                   13.6 Yrs
------------------------------------------------------------------------------
Average Quality                                                             A-
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

  * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

 ** Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. U.S. Treasuries and mortgage-backed securities are included in the "AAA"-rating category.

*** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

Percentages are based on net assets as of 12/31/04.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended December 31, 2004, Initial Class shares of the MFS VIT - Bond Series provided a total return of 6.06%, and Service Class shares returned 5.80%. Both share classes outperformed the 4.19% return of the series' benchmark, the Lehman Brothers Government/Credit Index. The series' investment objective is to provide as high a level of current income as is believed to be consistent with prudent investment risk. The series' secondary objective is to seek to protect shareholders' capital. The series invests, under normal market conditions, at least 80% of its assets in fixed income securities including U.S. government securities, mortgage-backed, asset-backed securities, and corporate bonds.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, rising short-term interest rates in the U.S., a general decline in the U.S. dollar against most major currencies, as well as geopolitical uncertainty impacted markets. Going into the last quarter of 2004, oil prices pulled back from their record levels, and in our view, investors seemed to recognize that corporate profits and economic growth were up noticeably for the year.

CONTRIBUTORS TO PERFORMANCE

Over the period, the portfolio benefited from an overweight position in corporate bonds and a consequent underweight in U.S. Treasuries relative to our benchmark, the Lehman Brothers Government/Credit Index. Our exposure to investment-grade corporate bonds and higher quality high yield bonds contributed to relative results. These bonds outperformed treasuries over the period, while also generating a favorable yield advantage over our benchmark. Overweight positions in the industrials, telecommunications, utility, and bank and finance sectors aided results. Good bond selection in the energy and electric utility groups, as well as in the commercial mortgage-backed securities sector, also contributed to favorable results. Finally, while we do not actively manage interest rates, our overall duration positioning was slightly shorter than the series' benchmark, thereby contributing to positive results. (Duration is a measure of sensitivity to interest rate changes.)

DETRACTORS FROM PERFORMANCE

On the negative side, allocation to the agency and supranational groups detracted from relative results. As the period began, we felt the strengthening U.S. economy and improving fundamentals in credit quality would benefit corporate bonds. While that outlook proved to be correct, our subsequent underweighting of higher quality sectors such as agencies and supranationals detracted from performance as these sectors also outperformed Treasuries. Finally, while overall security selection within the corporate bond market benefited the portfolio, our positions in telecommunications firm Citizens Communications and Cox Communications, a cable television company, held back results. In our view, both companies' bonds were impacted by shareholder friendly financial engineering during the period. Citizens' bonds were impacted negatively when the company levered its balance sheet to buy back stock. Historically, leveraged buyout has generally been bad for bond holders because a company's debt load increases and the value of existing debt often declines on concerns about the firm's ability to carry a heavier debt load. Cox Communications debt declined in value when the company was taken private by its controlling shareholders.

    Respectfully,

/s/ William Adams

    William Adams
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS series. References to specific securities are not recommendations of such securities and may not be representative of any MFS series' current or future investments.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/04
--------------------------------------------------------------------------------

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT For the period from the commencement of the series' investment operations, October 24, 1995, through December 31, 2004. Index information is from November 1, 1995.

                  MFS VIT          Lehman Brothers
                 Bond Series       Government/Credit
              - Initial Class         Index
---------------------------------------------------
10/95            $10,000             $10,000
12/95             10,301              10,314
12/96             10,516              10,614
12/97             11,583              11,649
12/98             12,369              12,753
12/99             12,176              12,479
12/00             13,298              13,958
12/01             14,456              15,145
12/02             15,745              16,816
12/03             17,216              17,601
12/04             18,260              18,339


TOTAL RETURNS

--------------
Average annual
--------------

                           Class
     Share class      inception date      1-yr      3-yr      5-yr     Life*
  ----------------------------------------------------------------------------
       Initial           10/24/95          6.06%     8.10%     8.44%     6.77%
  ----------------------------------------------------------------------------
       Service            5/01/00          5.80%     7.91%     8.26%     6.68%
  ----------------------------------------------------------------------------

--------------
Average annual
--------------

  Comparative benchmark
  ----------------------------------------------------------------------------
  Lehman Brothers Government/Credit Index# 4.19%     6.59%     8.00%     6.84%
  ----------------------------------------------------------------------------

--------------
 Cumulative
--------------

     Share class                          1-yr      3-yr      5-yr     Life*
  ----------------------------------------------------------------------------
       Initial                             6.06%    26.32%    49.96%    82.60%
  ----------------------------------------------------------------------------
       Service                             5.80%    25.65%    48.74%    81.11%
  ----------------------------------------------------------------------------
* For the period from the commencement of the series' investment operations, October 24, 1995, through December 31, 2004. Index information is from November 1, 1995.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers Government/Credit Index - measures all debt obligations of the U.S. Treasury and U.S. government agencies, and all investment-grade domestic corporate debt.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

From time to time the series may receive proceeds from the settlement of a class action lawsuit without which performance would be lower.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

The portfolio will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The fixed income securities purchased by the portfolio may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the portfolio's performance.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase share price fluctuation.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

SERIES EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JULY 1, 2004, THROUGH DECEMBER 31, 2004.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-----------
Share Class
-----------

--------------------------------------------------------------------------------
                                                                   Expenses
                        Annualized    Beginning      Ending       Paid During
                          Expense   Account Value Account Value     Period**
                           Ratio      7/01/04       12/31/04    7/01/04-12/31/04
--------------------------------------------------------------------------------
          Actual           0.75%      $1,000         $1,057          $3.89
Initial   ----------------------------------------------------------------------
          Hypothetical*    0.75%      $1,000         $1,021          $3.82
--------------------------------------------------------------------------------
          Actual           0.99%      $1,000         $1,056          $5.13
Service   ----------------------------------------------------------------------
          Hypothetical*    0.99%      $1,000         $1,020          $5.04
--------------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 12/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds -89.4%
------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT          $ VALUE
------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.0%
------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                         $133,000         $153,736
------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                        100,000          112,279
------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                         80,000           88,000
------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                      137,000          162,466
------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                       152,000          193,436
------------------------------------------------------------------------------------------------
                                                                                        $709,917
------------------------------------------------------------------------------------------------
Aerospace - 0.4%
------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                               $142,000         $159,153
------------------------------------------------------------------------------------------------

Airlines - 0.4%
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                 $2,537           $2,465
------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                 84,319           83,769
------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                      68,245           67,413
------------------------------------------------------------------------------------------------
                                                                                        $153,647
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
------------------------------------------------------------------------------------------------
SABMiller PLC, 6.625%, 2033##                                          $139,000         $157,672
------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 9.4%
------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                         $90,000          $94,310
------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.29%, 2029                                 180,000          188,963
------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                44,192           44,247
------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                         92,000           98,730
------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                             250,000          246,623
------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                         50,000           52,022
------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                      88,000           88,935
------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 1.0121%, 2030^^                 1,683,564           61,466
------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                        65,000           69,254
------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                        50,000           55,591
------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                              100,000          100,411
------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.6131%, 2032                            110,000          124,768
------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                 263,619          280,373
------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                               87,000           85,201
------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                              140,000          138,600
------------------------------------------------------------------------------------------------
E Trade Rv & Marine Trust, 3.62%, 2018                                   60,000           59,726
------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.14%, 2025^^                               427,700           76,411
------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##        65,000           72,776
------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                   60,000           57,457
------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.6527%, 2034##              110,000          123,198
------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.79%, 2040                                        78,000           78,317
------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                95,000           94,881
------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 0.9511%, 2030^^    1,005,717           34,828
------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031          105,000          115,674
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                             145,000          152,648
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                            115,000          123,430
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.6197%, 2030^^##                     2,457,600           56,312
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                              11,469           11,596
------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                             124,379          132,410
------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 0.8661%, 2031^^                       1,414,424           32,833
------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., 4.423%, 2034                             150,000          148,305
------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., 7.3317%, 2013##          125,000          137,578
------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                            50,725           50,708
------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                               54,997           58,348
------------------------------------------------------------------------------------------------
                                                                                      $3,346,930
------------------------------------------------------------------------------------------------
Automotive - 4.7%
------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 7.2%, 2009                        $143,000         $159,161
------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                             298,000          299,710
------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                     243,000          267,728
------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                     134,000          144,419
------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.75%, 2010                            220,000          236,130
------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                             71,000           74,334
------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                      220,000          227,938
------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                  98,000           99,565
------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                  62,000           70,317
------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                       71,000           82,360
------------------------------------------------------------------------------------------------
                                                                                      $1,661,662
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.9%
------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 5.389% to 2049          $86,000         $119,862
------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                            102,000          109,650
------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                           92,000           94,530
------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                       235,000          272,219
------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 5.56438% to 2049##                    219,000          266,672
------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                             163,000          163,786
------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                           181,000          202,722
------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 4.464% to 2049##               163,000          174,697
------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                             153,000          160,711
------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, 5.846% to 2049##                   236,000          265,885
------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                 98,000           98,925
------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 4.507% to 2049                    133,000          140,457
------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 5.34263% to 2049##               297,000          325,779
------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                      100,000           98,000
------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                       57,000           63,519
------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010,
5.914% to 2049##                                                        186,000          228,491
------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                             82,000           81,728
------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                            164,000          181,818
------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                               103,000          107,873
------------------------------------------------------------------------------------------------
                                                                                      $3,157,324
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                       $136,000         $145,860
------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                  183,000          175,061
------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                          116,000          109,330
------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                           363,000          419,826
------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                     72,000           92,807
------------------------------------------------------------------------------------------------
                                                                                        $942,884
------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 2.0%
------------------------------------------------------------------------------------------------
Amvescap PLC, 4.5%, 2009##                                             $130,000         $129,862
------------------------------------------------------------------------------------------------
Credit Suisse First Boston USA, Inc., 4.7%, 2009                        175,000          179,061
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                             184,000          204,122
------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                            165,000          184,027
------------------------------------------------------------------------------------------------
                                                                                        $697,072
------------------------------------------------------------------------------------------------
Building - 1.0%
------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                             $135,000         $148,071
------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2008                           110,000          113,300
------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                     93,000          106,006
------------------------------------------------------------------------------------------------
                                                                                        $367,377
------------------------------------------------------------------------------------------------
Chemicals - 0.8%
------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                     $65,000          $73,288
------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                               83,000           85,795
------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                            62,000           66,020
------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                           64,000           70,100
------------------------------------------------------------------------------------------------
                                                                                        $295,203
------------------------------------------------------------------------------------------------
Conglomerates - 1.1%
------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                           $110,000         $122,236
------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                              250,000          280,197
------------------------------------------------------------------------------------------------
                                                                                        $402,433
------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.5%
------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                             $78,000          $82,061
------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                               81,000           87,662
------------------------------------------------------------------------------------------------
                                                                                        $169,723
------------------------------------------------------------------------------------------------
Containers - 0.7%
------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                               $105,000         $119,700
------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                       105,000          115,500
------------------------------------------------------------------------------------------------
                                                                                        $235,200
------------------------------------------------------------------------------------------------
Defense Electronics - 0.9%
------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                      $165,000         $188,947
------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                122,000          144,569
------------------------------------------------------------------------------------------------
                                                                                        $333,516
------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.3%
------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                             $76,000          $77,388
------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                             100,000          117,000
------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                          67,450           75,544
------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                         42,000           48,867
------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                   100,000          124,185
------------------------------------------------------------------------------------------------
                                                                                        $442,984
------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 1.0%
------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                    $62,391          $63,795
------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                  72,000           84,060
------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                         22,000           24,200
------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                             20,000           16,750
------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                       137,000          147,960
------------------------------------------------------------------------------------------------
                                                                                        $336,765
------------------------------------------------------------------------------------------------

Energy - Independent - 2.7%
------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                  $53,000          $58,749
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                  85,000           92,013
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                      35,000           38,238
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                  10,000           10,275
------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                78,000           82,873
------------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2008                                              105,000          115,894
------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                           193,000          213,426
------------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 7.65%, 2006                                 110,000          115,154
------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                         78,000           79,755
------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                         145,000          165,260
------------------------------------------------------------------------------------------------
                                                                                        $971,637
------------------------------------------------------------------------------------------------
Energy - Integrated - 0.8%
------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                         $217,000         $242,085
------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                           28,000           29,820
------------------------------------------------------------------------------------------------
                                                                                        $271,905
------------------------------------------------------------------------------------------------
Entertainment - 1.7%
------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                        $145,000         $143,877
------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                         160,000          205,686
------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                            111,000          115,653
------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                           115,000          128,072
------------------------------------------------------------------------------------------------
                                                                                        $593,288
------------------------------------------------------------------------------------------------
Financial Institutions - 1.1%
------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                           $63,000          $64,399
------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                           100,000          100,727
------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                               40,000           44,190
------------------------------------------------------------------------------------------------
HSBC Financial Corp., 6.75%, 2011                                        46,000           51,622
------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                     135,000          134,935
------------------------------------------------------------------------------------------------
                                                                                        $395,873
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                   $120,000         $132,000
------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.375%, 2035                                              10,000           10,019
------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                          143,000          169,805
------------------------------------------------------------------------------------------------
                                                                                        $311,824
------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008                                 $67,000          $69,010
------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                          207,000          226,278
------------------------------------------------------------------------------------------------
                                                                                        $295,288
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                             $125,000         $133,903
------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                             95,000          108,063
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                  100,000          113,000
------------------------------------------------------------------------------------------------
                                                                                        $354,966
------------------------------------------------------------------------------------------------
Insurance - 0.5%
------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                $150,000         $163,122
------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.5%
------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                  $95,000          $96,687
------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                               85,000           87,032
------------------------------------------------------------------------------------------------
                                                                                        $183,719
------------------------------------------------------------------------------------------------
International Market Sovereign - 0.9%
------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                        DKK 538,000         $110,520
------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                    EUR 73,000          112,271
------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                            74,000          111,096
------------------------------------------------------------------------------------------------
                                                                                        $333,887
------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                         $75,000          $77,904
------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                            50,000           56,000
------------------------------------------------------------------------------------------------
                                                                                        $133,904
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                 $100,000         $114,309
------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                 141,000          155,312
------------------------------------------------------------------------------------------------
                                                                                        $269,621
------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                $100,000         $110,342
------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                             160,000          171,600
------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                         122,000          148,751
------------------------------------------------------------------------------------------------
                                                                                        $430,693
------------------------------------------------------------------------------------------------
Mortgage Backed - 5.8%
------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2016                                            $218,848         $229,460
------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                           648,447          661,372
------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                  318,512          318,215
------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                           117,357          125,756
------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                  238,625          250,466
------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                    353,311          351,239
------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                    62,225           64,308
------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                   67,737           71,394
------------------------------------------------------------------------------------------------
                                                                                      $2,072,210
------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.3%
------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                       $204,000         $242,472
------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.875%, 2033                           155,000          164,744
------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                            175,000          203,521
------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                          55,000           59,389
------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                              66,000           66,729
------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                         59,000           67,776
------------------------------------------------------------------------------------------------
                                                                                        $804,631
------------------------------------------------------------------------------------------------
Oil Services - 0.7%
------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                             $85,000          $93,075
------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                             140,000          147,459
------------------------------------------------------------------------------------------------
                                                                                        $240,534
------------------------------------------------------------------------------------------------
Oils - 0.5%
------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.5%, 2032                                        $146,000         $176,102
------------------------------------------------------------------------------------------------

Pharmaceuticals - 0.4%
------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                     $130,000         $135,112
------------------------------------------------------------------------------------------------

Pollution Control - 0.6%
------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                          $55,000          $56,375
------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                      123,000          139,178
------------------------------------------------------------------------------------------------
                                                                                        $195,553
------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                 $75,000          $88,968
------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                         88,000          101,420
------------------------------------------------------------------------------------------------
                                                                                        $190,388
------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                  $155,000         $170,279
------------------------------------------------------------------------------------------------

Real Estate - 2.6%
------------------------------------------------------------------------------------------------
EOP Operating LP, 6.625%, 2005                                         $146,000         $146,657
------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                          102,000          107,586
------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                            138,000          151,264
------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                      125,000          131,850
------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                   135,000          144,031
------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                     88,000           96,139
------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                      135,000          140,161
------------------------------------------------------------------------------------------------
                                                                                        $917,688
------------------------------------------------------------------------------------------------
Restaurants - 0.5%
------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                        $135,000         $166,795
------------------------------------------------------------------------------------------------

Retailers - 1.5%
------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                          $100,000         $107,250
------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                      120,000          139,500
------------------------------------------------------------------------------------------------
Gap, Inc., 8.8%, 2008                                                   125,000          152,188
------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                       137,000          135,745
------------------------------------------------------------------------------------------------
                                                                                        $534,683
------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                 $103,000         $112,959
------------------------------------------------------------------------------------------------

Supranational - 0.2%
------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                             $61,000          $68,551
------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.6%
------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                               $69,000          $93,034
------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                   140,000          104,650
------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                   76,000           80,180
------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012##                                     75,000           79,500
------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                       95,000          104,005
------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                      100,000          105,000
------------------------------------------------------------------------------------------------
                                                                                        $566,369
------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 5.6%
------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                           $210,000         $228,825
------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                123,000          143,910
------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8%, 2010                   193,000          229,935
------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                164,000          216,555
------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                    170,000          171,580
------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                   123,000          145,765
------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                     110,000          111,181
------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                      135,000          131,983
------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                  EUR 73,000          104,216
------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                    $70,000           72,595
------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                      63,000           67,067
------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                    219,000          245,823
------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                     93,000          106,676
------------------------------------------------------------------------------------------------
                                                                                      $1,976,111
------------------------------------------------------------------------------------------------
Tobacco - 0.8%
------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                           $109,000         $118,107
------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                       157,000          161,318
------------------------------------------------------------------------------------------------
                                                                                        $279,425
------------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                               $110,000         $142,851
------------------------------------------------------------------------------------------------

U.S. Government Agencies - 4.4%
------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                               $229,000         $230,190
------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                    387,000          416,428
------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                253,000          281,098
------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                  52,000           53,957
------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                              177,971          180,055
------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                              221,974          216,458
------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                              170,000          171,951
------------------------------------------------------------------------------------------------
                                                                                      $1,550,137
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.9%
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                       $54,000          $79,777
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                        88,000           95,157
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                       190,343          201,592
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                       726,000          746,163
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012###                                        356,684          398,023
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                           202,516          208,940
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                        375,000          375,981
------------------------------------------------------------------------------------------------
                                                                                      $2,105,633
------------------------------------------------------------------------------------------------

Utilities - Electric Power - 7.3%
------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                  $206,000         $243,634
------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                 125,000          136,517
------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                             213,000          241,190
------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                            238,000          290,441
------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                              125,000          136,234
------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                  173,000          195,271
------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                          163,000          177,095
------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                     85,000           99,924
------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                        5,000            5,115
------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                         38,657           40,476
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                    22,000           23,265
------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                              61,000           71,126
------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                             39,000           51,783
------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                 223,000          231,611
------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                      119,000          122,134
------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                           149,000          149,122
------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                 102,000          105,897
------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                 172,000          172,287
------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                           94,466          104,519
------------------------------------------------------------------------------------------------
                                                                                      $2,597,641
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $31,925,127)                                           $33,282,841
------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.6%
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.19%, dated 12/31/04, due 1/03/05, total to be received $1,622,296 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                 $1,622,000       $1,622,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $33,547,127)                                     $34,904,841
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                    534,296
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $35,439,137
------------------------------------------------------------------------------------------------
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
 ^^ Interest only security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

      DKK = Danish Krone        EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS    STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/04

ASSETS

Investments, at value (identified cost, $33,547,127)               $34,904,841
-------------------------------------------------------------------------------------------------------
Cash                                                                     9,119
-------------------------------------------------------------------------------------------------------
Receivable for series shares sold                                      107,634
-------------------------------------------------------------------------------------------------------
Interest receivable                                                    444,214
-------------------------------------------------------------------------------------------------------
Other assets                                                             1,001
-------------------------------------------------------------------------------------------------------
Total assets                                                                                $35,466,809
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open futures contracts              $984
-------------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                    25,916
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                           585
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                        141
-------------------------------------------------------------------------------------------------------
  Distribution fee                                                          46
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                               $27,672
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $35,439,137
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                    $32,190,016
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities
in foreign currencies                                                1,352,904
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                       60,950
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      1,835,267
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $35,439,137
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     2,916,408
-------------------------------------------------------------------------------------------------------

Initial Class shares

  Net asset value per share
  (net assets of $28,881,028 / 2,374,858 shares of beneficial
  interest outstanding)                                                                          $12.16
-------------------------------------------------------------------------------------------------------

Service Class shares

  Net asset value per share
  (net assets of $6,558,109 / 541,550 shares of beneficial
  interest outstanding)                                                                          $12.11
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------

This statement describes how much your series received in investment income and paid in expenses. It also describes any gains and/or losses generated by series operations.

FOR YEAR ENDED 12/31/04

NET INVESTMENT INCOME

Interest income                                                                              $1,905,900
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                       $202,982
-------------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,299
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            11,942
-------------------------------------------------------------------------------------------------------
  Distribution fee (Service Class)                                       10,217
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                      3,088
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                          13,585
-------------------------------------------------------------------------------------------------------
  Printing                                                               14,869
-------------------------------------------------------------------------------------------------------
  Postage                                                                    60
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                          47,075
-------------------------------------------------------------------------------------------------------
  Legal fees                                                             29,481
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                          10,343
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                 $344,941
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (839)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (81,159)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $262,943
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $1,642,957
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                              $692,008
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                     (15,817)
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                             682
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                                   $676,873
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                         $(353,568)
-------------------------------------------------------------------------------------------------------
  Futures contracts                                                      (1,805)
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies               415
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                   $(354,958)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                               $321,915
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $1,964,872
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                        2004                      2003

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                               $1,642,957               $1,816,532
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                           676,873                1,038,332
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                  (354,958)                 279,194
--------------------------------------------------------------  --------------              -----------
Change in net assets from operations                                $1,964,872               $3,134,058
--------------------------------------------------------------  --------------              -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Initial Class                                                    $(1,810,680)             $(2,005,027)
-------------------------------------------------------------------------------------------------------
  Service Class                                                       (201,561)                 (44,052)
--------------------------------------------------------------  --------------              -----------
Total distributions declared to shareholders                       $(2,012,241)             $(2,049,079)
--------------------------------------------------------------  --------------              -----------
Change in net assets from series share transactions                 $1,086,600                $(859,156)
--------------------------------------------------------------  --------------              -----------
Total change in net assets                                          $1,039,231                 $225,823
--------------------------------------------------------------  --------------              -----------

NET ASSETS

At beginning of period                                             $34,399,906              $34,174,083
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $1,835,267 and $2,011,744, respectively)      $35,439,137              $34,399,906
-------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                              YEARS ENDED 12/31
                                                 ----------------------------------------------------------------------------
                                                       2004              2003            2002            2001            2000

Net asset value, beginning of period                 $12.19            $11.82          $11.52          $11.32          $10.93
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                              $0.59             $0.62           $0.67           $0.72           $0.76
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                       0.11              0.45            0.30            0.22            0.20
------------------------------------------------  ---------            ------          ------          ------          ------
Total from investment operations                      $0.70             $1.07           $0.97           $0.94           $0.96
------------------------------------------------  ---------            ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                           $(0.73)           $(0.70)         $(0.67)         $(0.74)         $(0.57)
------------------------------------------------  ---------            ------          ------          ------          ------
Net asset value, end of period                       $12.16            $12.19          $11.82          $11.52          $11.32
------------------------------------------------  ---------            ------          ------          ------          ------
Total return (%)&                                      6.06              9.34            8.92            8.71            9.21
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                             0.75              0.75            0.75            0.75            0.84
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            4.88              5.04            5.92            6.34            6.95
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       55               116             132             281             303
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $28,881           $31,981         $33,755         $31,087         $26,207
-----------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, and certain other fees and expenses, such that Other
    Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004.
    The series will not be required to reimburse MFS the $435,530 for expenses borne under this agreement. Effective January
    1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                 $0.56             $0.59           $0.65           $0.69           $0.74
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                             0.99              0.94            0.92            0.99            0.99
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                            4.64              4.85            5.75            6.10            6.80
-----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
     & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                 YEARS ENDED 12/31                                PERIOD
                                              ---------------------------------------------------------           ENDED
                                                   2004            2003            2002            2001         12/31/00*

Net asset value, beginning of period              $12.16          $11.81          $11.50          $11.29            $10.45^
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

Net investment income(S)                           $0.55           $0.54           $0.53           $0.73             $0.49
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currency                    0.12            0.51            0.43**          0.21              0.35**
----------------------------------------------  --------          ------          ------          ------            ------
Total from investment operations                   $0.67           $1.05           $0.96           $0.94             $0.84
----------------------------------------------  --------          ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                        $(0.72)         $(0.70)         $(0.65)         $(0.73)              $--
----------------------------------------------  --------          ------          ------          ------            ------
Net asset value, end of period                    $12.11          $12.16          $11.81          $11.50            $11.29
----------------------------------------------  --------          ------          ------          ------            ------
Total return (%)&                                   5.80            9.14            8.81            8.68              8.04++^
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.00            1.01            1.00            0.95              0.95+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         4.66            4.53            5.17            6.23              6.83+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    55             116             132             281               303
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $6,558          $2,419            $419              $0***             $0***
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $435,530 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement.
    This new arrangement will be in effect until April 30, 2005. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the series for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                              $0.52           $0.52           $0.51           $0.68             $0.48
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                          1.24            1.19            1.17            1.19              1.10+
--------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                         4.42            4.34            5.00            5.99              6.68+
--------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.06%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     * For the period from the inception of Service Class shares, May 1, 2000, through December 31, 2000.
    ** The per data is not in accord with the net realized and unrealized gain for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
   *** Service Class net assets were less than $500.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
     ^ The net asset value and total return previously reported as $10.43 and 8.25%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
     & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Variable Insurance Trust - MFS Bond Series (the series) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2004, there were 26 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the series' portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. The series' investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the series' relative position in one or more currencies without buying and selling portfolio assets. Should interest or exchange rates or securities prices move unexpectedly, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency- denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from the settlement of class action lawsuits involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, amortization and accretion on debt securities, and wash sales.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                      12/31/04        12/31/03
Distributions declared from:
--------------------------------------------------------------------------------
Ordinary income                                     $2,012,241      $2,049,079
--------------------------------------------------------------------------------

During the year ended December 31, 2004, accumulated undistributed net investment income increased by $192,807, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $227,684, and paid-in capital increased by $34,877 due to differences between book and tax accounting for foreign currency transactions, and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income           $1,835,267
              --------------------------------------------------
              Undistributed Long-Term Capital Gain       310,663
              --------------------------------------------------
              Unrealized appreciation (depreciation)   1,103,191
              --------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the series' average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class and Service Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement terminated on December 31, 2004. The series will not be required to reimburse MFS the $435,530 for expenses borne under this agreement. Effective January 1, 2005, the series entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until April 30, 2005.

The series pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                           0.0175%
              --------------------------------------------------
              Next $2.5 billion                          0.0130%
              --------------------------------------------------
              Next $2.5 billion                          0.0005%
              --------------------------------------------------
              In excess of $7 billion                    0.0000%
              --------------------------------------------------

Effective April 1, 2004, the series paid MFS an administrative fee up to the following annual percentage rates of the series' average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the year ended December 31, 2004, the series paid MFS $3,088 equivalent to 0.0091% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The series' distribution plan provides that the series will pay up to 0.25% per annum of its average daily net assets attributable to Service Class shares to participating insurance companies which invest in the series to cover their marketing and distribution expenses. Fees incurred under the distribution plan during the year ended December 31, 2004 were 0.25% of average daily net assets attributable to Service Class shares on an annualized basis.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the series' average daily net assets at an annual rate of 0.035%, which amounted to $11,839 for the year ended December 31, 2004. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $11 for the year ended December 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES           SALES

U.S. government securities                          $6,044,803      $5,197,014
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $12,114,141     $12,553,481
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

              Aggregate cost                                   $33,802,556
              ------------------------------------------------------------
              Gross unrealized appreciation                     $1,325,264
              ------------------------------------------------------------
              Gross unrealized depreciation                       (222,979)
              ------------------------------------------------------------
              Net unrealized appreciation (depreciation)        $1,102,285
              ------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Year ended 12/31/04                 Year ended 12/31/03
                                      SHARES            AMOUNT            SHARES            AMOUNT

INITIAL CLASS SHARES

Shares sold                              436,249         $5,236,287        1,873,483        $22,381,994
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            157,450          1,810,680          172,252          2,005,025
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (842,512)       (10,045,586)      (2,278,747)       (27,202,876)
----------------------------------------------------------------------------------------------------------
Net change                              (248,813)       $(2,998,619)        (233,012)       $(2,815,857)
----------------------------------------------------------------------------------------------------------

SERVICE CLASS SHARES

Shares sold                              357,507         $4,267,940          228,576         $2,723,944
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             17,573            201,561            3,788             44,038
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (32,467)          (384,282)         (68,873)          (811,281)
----------------------------------------------------------------------------------------------------------
Net change                               342,613         $4,085,219          163,491         $1,956,701
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The series and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2004 was $259, and is included in miscellaneous expense. The series had no significant borrowings during the year ended December 31, 2004.

(7) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                                                         UNREALIZED
DESCRIPTION                                                EXPIRATION            CONTRACTS             POSITION        DEPRECIATION

U.S. Treasury Notes 5 Yr. Future                           March 2005                    7                Short            $(5,716)
----------------------------------------------------------------------------------------------------------------------------------

At December 31, 2004, the series had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005. It is expected that this distribution will be made by the SEC to the affected MFS funds on or around February 14, 2005.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution (which has been accrued to the affected funds and is expected to be distributed on or around February 14, 2005) to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Bond Series:

We have audited the accompanying statement of assets and liabilities of MFS Bond Series (the "Series") (one of the series constituting MFS Variable Insurance Trust), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Bond Series as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2005

--------------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
--------------------------------------------------------------------------------------------------------------------------------
The Trustees and officers of the trust, as of February 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD        TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND                SINCE(1)                       OTHER DIRECTORSHIPS(2)
-------------------               ----------------        ---------------      --------------------------------------------------
INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of         February 1992          Private investor; Eastern Enterprises
(born 05/01/36)               Trustees                                            (diversified services company), Chairman,
                                                                                  Trustee and Chief Executive Officer (until
                                                                                  November 2000)

Lawrence H. Cohn, M.D.        Trustee                      August 1993            Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                                   Cardiac Surgery; Harvard Medical School,
                                                                                  Professor of Surgery

David H. Gunning              Trustee                      January 2004           Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                                   products and service provider), Vice
                                                                                  Chairman/ Director (since April 2001);
                                                                                  Encinitos Ventures (private investment
                                                                                  company), Principal (1997 to April 2001);
                                                                                  Lincoln Electric Holdings, Inc. (welding
                                                                                  equipment manufacturer), Director; Southwest
                                                                                  Gas Corporation (natural gas distribution
                                                                                  company), Director

William R. Gutow              Trustee                      December 1993          Private investor and real estate
                                                                                  consultant; Capitol Entertainment Management
                                                                                  Company (video franchise), Vice Chairman

Michael Hegarty               Trustee                      December 2004          Retired; AXA Financial (financial services
(born 12/21/44)                                                                   and insurance), Vice Chairman and Chief
                                                                                  Operating Officer (until May 2001); The
                                                                                  Equitable Life Assurance Society (insurance),
                                                                                  President and Chief Operating Officer (until
                                                                                  May 2001)

Amy B. Lane                   Trustee                      January 2004           Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                                   Managing Director, Investment Banking Group
                                                                                  (1997 to February 2001); Borders Group, Inc.
                                                                                  (book and music retailer), Director; Federal
                                                                                  Realty Investment Trust (real estate
                                                                                  investment trust), Trustee

Lawrence T. Perera            Trustee                      July 1981              Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                      August 1993            Insight Resources, Inc. (acquisition
(born 09/23/38)                                                                   planning specialists), President; Wellfleet
                                                                                  Investments (investor in health care
                                                                                  companies), Managing General Partner (since
                                                                                  1993); Cambridge Nutraceuticals (professional
                                                                                  nutritional products), Chief Executive
                                                                                  Officer (until May 2001)

Elaine R. Smith               Trustee                      February 1992          Independent health care industry consultant
(born 04/25/46)

OFFICERS
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

James R. Bordewick, Jr.(3)    Assistant Secretary and      September 1990         Massachusetts Financial Services
(born 03/06/59)               Assistant Clerk                                     Company, Senior Vice President and Associate
                                                                                  General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk          September 2004         Massachusetts Financial Services
(born 12/01/56)                                                                   Company, Executive Vice President, General
                                                                                  Counsel and Secretary (since April 2004);
                                                                                  Hale and Dorr LLP (law firm), Partner (prior
                                                                                  to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer          May 2003               Massachusetts Financial Services
(born 10/01/53)                                                                   Company, Vice President (since April 2003);
                                                                                  Brown Brothers Harriman & Co., Senior Vice
                                                                                  President (November 2002 to April 2003); ING
                                                                                  Groep N.V./Aeltus Investment Management,
                                                                                  Senior Vice President (prior to November
                                                                                  2002)

James F. DesMarais(3)         Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 03/09/61)               Assistant Clerk                                     Company, Assistant General Counsel

Richard M. Hisey(3)           Treasurer                    August 2002            Massachusetts Financial Services
(born 08/29/58)                                                                   Company, Senior Vice President (since July
                                                                                  2002); The Bank of New York, Senior Vice
                                                                                  President (September 2000 to July 2002);
                                                                                  Lexington Global Asset Managers, Inc.,
                                                                                  Executive Vice President and Chief Financial
                                                                                  Officer (prior to September 2000); Lexington
                                                                                  Funds, Chief Financial Officer (prior to
                                                                                  September 2000)

Brian T. Hourihan(3)          Assistant Secretary and      September 2004         Massachusetts Financial Services
(born 11/11/64)               Assistant Clerk                                     Company, Vice President, Senior Counsel and
                                                                                  Assistant Secretary (since June 2004);
                                                                                  Affiliated Managers Group, Inc., Chief Legal
                                                                                  Officer/ Centralized Compliance Program
                                                                                  (January to April 2004); Fidelity Research &
                                                                                  Management Company, Assistant General Counsel
                                                                                  (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer          April 1997             Massachusetts Financial Services
(born 11/13/57)                                                                   Company, Vice President

Frank L. Tarantino            Independent Chief            June 2004              Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                                  services), Principal (since June 2004); CRA
                                                                                  Business Strategies Group (consulting
                                                                                  services), Executive Vice President (April
                                                                                  2003 to June 2004); David L. Babson & Co.
                                                                                  (investment adviser), Managing Director,
                                                                                  Chief Administrative Officer and Director
                                                                                  (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer          September 1990         Massachusetts Financial Services
(born 06/12/60)                                                                   Company, Senior Vice President

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

In addition, the Trustees have appointed Robert J. Manning, Robert C. Pozen and Laurie J. Thomsen as Advisory Trustees and have nominated each to be elected as Trustees by shareholders. If elected, Messrs. Manning and Pozen would serve as interested
Trustees while Ms. Thomsen would serve as an independent Trustee. Information relating to Messrs. Manning and Pozen and Ms.
Thomsen is continued in the table below. The trust will hold a shareholders meeting in 2005 and at least once every five years thereafter to elect Trustees.

ADVISORY TRUSTEES
Robert J. Manning(3)          Advisory Trustee and         December 2004          Massachusetts Financial Services
(born 10/20/63)               President                    (Advisory Trustee);    Company, Chief Executive Officer,
                                                           February-December      President, Chief Investment Officer and
                                                           2004 (Trustee)         Director

Robert C. Pozen(3)            Advisory Trustee             December 2004          Massachusetts Financial Services
(born 08/08/46)                                            (Advisory Trustee);    Company, Chairman (since February
                                                           February-December      2004); Harvard Law School (education), John
                                                           2004 (Trustee)         Olin Visiting Professor (since July 2002);
                                                                                  Secretary of Economic Affairs, The
                                                                                  Commonwealth of Massachusetts (January 2002
                                                                                  to December 2002); Fidelity Investments, Vice
                                                                                  Chairman (June 2000 to December 2001);
                                                                                  Fidelity Management & Research Company
                                                                                  (investment adviser), President (March 1997
                                                                                  to July 2001); The Bank of New York
                                                                                  (financial services), Director; Bell Canada
                                                                                  Enterprises (telecommunications ), Director;
                                                                                  Medtronic, Inc. (medical technology),
                                                                                  Director; Telesat (satellite communications),
                                                                                  Director

Laurie J. Thomsen             Advisory Trustee             December 2004          Private investor; Prism Venture
(born 08/05/57)                                                                   Partners (venture capital), Co- founder and
                                                                                  General Partner (until June 2004); St. Paul
                                                                                  Travelers Companies (commercial property
                                                                                  liability insurance), Director
------------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             JP Morgan Chase Bank
MFS Fund Distributors, Inc.                             One Chase Manhattan Place
500 Boylston Street, Boston, MA 02116-3741              New York, NY 10081

PORTFOLIO MANAGER                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
William Adams                                           Deloitte & Touche LLP
                                                        200 Berkeley Street, Boston, MA 02116

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
--------------------------------------------------------------------------------

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
--------------------------------------------------------------------------------

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS products, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information                                  Phone number                Hours, Eastern Time
--------------------------------------------------------------------------------------------------------------------------
General information                                  1-800-225-2606              8 a.m. to 8 p.m., any business day
--------------------------------------------------------------------------------------------------------------------------
Speech- or hearing-impaired                          1-800-637-6576              9 a.m. to 5 p.m., any business day
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Share prices, account balances exchanges or          1-800-MFS-TALK
stock and bond outlooks                              (1-800-637-8255)
                                                     touch-tone required         24 hours a day, 365 days a year
--------------------------------------------------------------------------------------------------------------------------

      M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116
                                                               VFB-ANN-02/05 3M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series of the Registrant ("Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended December 31, 2004 and 2003, audit fees billed to the Funds by Deloitte were as follows:

                                                         Audit Fees
       FEES BILLED BY DELOITTE:                      2004         2003
                                                     ----         ----

         MFS Bond Series                         $ 39,860     $ 38,290
         MFS Capital Opportunities Series          31,810       11,850
         MFS Emerging Growth Series                31,810       30,590
         MFS Global Equity Series                  31,235       30,040
         MFS High Income Series                    39,860       38,290
         MFS Investors Growth Stock                31,235       30,040
         Series
         MFS Investors Trust Series                31,235       30,040
         MFS Mid Cap Growth Series                 31,235       29,740
         MFS Money Market Series                   18,010       17,390
         MFS New Discovery Series                  31,235       30,040
         MFS Research Series                       31,810       30,590
         MFS Strategic Income Series               39,860       38,290
         MFS Total Return Series                   42,160       40,490
         MFS Utilities Series                      31,235       30,040
         MFS Value Series                          31,810       30,290
                                                 --------     --------
                  Total                          $494,400     $456,010

For the fiscal years ended December 31, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities that relate directly to the operations and financial reporting of each of the Funds were as follows:

                                         Audit-Related Fees(1)            Tax Fees(2)                All Other Fees(3)
  FEES BILLED BY DELOITTE:               2004           2003           2004          2003           2004           2003
                                         ----           ----           ----          ----           ----           ----
  To MFS Bond Series                        $2,400         $2,400        $6,550         $4,050             $0            $0
  To MFS Capital Opportunities               2,400          2,400         6,550          4,050              0             0
  Series
  To MFS Emerging Growth                     2,400          2,400         6,550          4,050              0             0
  Series
  To MFS Global Equity Series                2,400          2,400         6,550          4,050              0             0
  To MFS High Income Series                  2,400          2,400         6,550          4,050              0             0
  To MFS Investors Growth                    2,400          2,400         6,550          4,050              0             0
  Stock Series
  To MFS Investors Trust Series              2,400          2,400         6,550          4,050              0             0
  To MFS Mid Cap Growth                      2,400          2,400         6,550          4,050              0             0
  Series
  To MFS Money Market Series                 2,400          2,400         6,550          4,050              0             0
  To MFS New Discovery Series                2,400          2,400         6,550          4,050              0             0
  To MFS Research Series                     2,400          2,400         6,550          4,050              0             0
  To MFS Strategic Income                    2,400          2,400         6,550          4,050              0             0
  Series
  To MFS Total Return Series                 2,400          2,400         6,550          4,050              0             0
  To MFS Utilities Series                    2,400          2,400         6,550          4,050              0             0
  To MFS Value Series                        2,400          2,400         6,550          4,050              0             0
                                             -----          -----         -----          -----              -             -

  TOTAL FEES BILLED                        $36,000        $36,000       $98,250        $60,750             $0            $0
  BY DELOITTE TO
  ABOVE FUNDS

  To MFS and MFS Related                $1,046,170       $356,150       $67,000        $50,000        $32,500            $0
  Entities of MFS Bond
  Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Capital
  Opportunities Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Emerging
  Growth Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Global Equity
  Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS High Income
  Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Investors Growth
  Stock Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Investors
  Trust Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Mid Cap Growth
  Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Money
  Market Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS New
  Discovery Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Research
  Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Strategic
  Income Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Total Return
  Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Utilities
  Series*
  To MFS and MFS Related                 1,046,170        356,150        67,000         50,000         32,500             0
  Entities of MFS Value Series*


  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2004                         2003
                                              ----                         ----
  To MFS Bond Series,                   $1,183,070                     $508,795
  MFS and MFS Related
  Entities#
  To MFS Capital Opportunities           1,183,070                      508,795
  Series, MFS and MFS Related
  Entities#
  To MFS Emerging                        1,183,070                      508,795
  Growth Series, MFS and MFS
  Related Entities#
  To MFS Global Equity                   1,183,070                      508,795
  Series, MFS and MFS Related
  Entities#
  To MFS High Income                     1,183,070                      508,795
  Series, MFS and MFS Related
  Entities#
  To MFS Investors Growth                1,183,070                      508,795
  Stock Series, MFS and MFS
  Related Entities#
  To MFS Investors                       1,183,070                      508,795
  Trust Series, MFS and MFS
  Related Entities#
  To MFS Mid Cap Growth                  1,183,070                      508,795
  Series, MFS and MFS Related
  Entities#
  To MFS Money Market Series,            1,183,070                      508,795
  MFS and MFS Related
  Entities#
  To MFS New                             1,183,070                      508,795
  Discovery Series, MFS and
  MFS Related Entities#
  To MFS Research                        1,183,070                      508,795
  Series, MFS and MFS Related
  Entities#
  To MFS Strategic                       1,183,070                      508,795
  Income Series, MFS and MFS
  Related Entities#
  To MFS Total Return                    1,183,070                      508,795
  Series, MFS and MFS Related
  Entities#
  To MFS Utilities                       1,183,070                      508,795
  Series, MFS and MFS Related
  Entities#
  To MFS Value Series, MFS               1,183,070                      508,795
  and MFS Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: February 17, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: February 17, 2005
      -----------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 17, 2005
      -----------------

* Print name and title of each signing officer under his or her signature.